UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 3 of its series, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio. Each series has a February 28 fiscal year end.

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Semi-Annual Report

August 31, 2014

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Improving U.S. economic data contributed to a strong domestic stock market.

Emerging markets rallied on a combination of improved economic data in China and an investor-friendly election in India.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the six-month period that ended August 31, 2014. The three main asset classes underlying our target date funds had the following results: Equity performance was strong in the U.S. and in emerging markets, but European stock markets lagged; fixed-income results were solid because interest rates generally declined, which supported bond prices; and short-term investment returns remained low as a result of the ultra-low short-term interest-rate environment.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Beginning in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month. Although some anticipated this action would lead to higher interest rates, instead interest rates followed a downward trend for the remainder of the period, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a then-historic low of 0.15% and imposing a negative interest rate on bank deposits held at the central bank.

Returns by asset class were generally favorable.

Improving U.S. economic data contributed to a strong domestic stock market. The unemployment rate continued its slow improvement, declining from 6.7% in March 2014 to 6.1% in August 2014. Although investors received a negative surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.2%. U.S. equities, as measured by the Russell 3000® Index1, gained 7.68% for the reporting period.

The European Union’s economic data continued to show sluggish growth, with GDP rising by 0.3% in the first quarter of 2014 compared with the previous quarter, and by 0.2% in the second quarter. (European growth rates are not annualized.) Partly as a result, European stocks lagged, contributing to a modest 1.24% gain for the MSCI EAFE Index (Net)2, which measures developed international markets excluding the U.S. Emerging markets rallied on a combination of improved economic data in China and an investor-friendly election in India. The MSCI Emerging Markets Index (Net)3, which measures emerging markets equity performance, gained 14.52%.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

On the bond front, 10-year U.S. Treasury bond yields declined, ending the period at a yield of 2.35%. Lower interest rates aided bond prices, and the Barclays U.S. Aggregate Bond Index4 returned 2.74% during the period.

Our target date funds provided exposure to the broader market.

Our target date series is passively managed across nine equity and four fixed-income asset allocations. The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns2 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	0.57	3.40	3.71	6.73	4.62	4.33	1.01	0.81
Class B (WFOKX)*	8-1-1998	0.97	3.50	3.79	5.97	3.84	3.79	1.76	1.56
Class C (WFODX)	12-1-1998	4.95	3.84	3.54	5.95	3.84	3.54	1.76	1.56
Class R (WFRRX)	6-28-2013	–	–	–	6.48	4.51	4.27	1.26	1.06
Class R4 (WOTRX)	11-30-2012	–	–	–	7.05	5.11	4.84	0.68	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	7.28	5.15	4.87	0.53	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	6.91	4.79	4.57	0.85	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	6.64	4.70	4.50	1.07	0.86
Dow Jones Global Target Today Index[5]	–	–	–	–	7.59	5.62	5.31	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns8 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	1.53	4.22	4.00	7.70	5.47	4.61	1.01	0.83
Class B (SPTBX)*	3-1-1997	1.91	4.35	4.07	6.91	4.68	4.07	1.76	1.58
Class C (WFOCX)	12-1-1998	5.91	4.68	3.84	6.91	4.68	3.84	1.76	1.58
Class R (WFARX)	6-28-2013	–	–	–	7.48	5.34	4.55	1.26	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	8.13	5.95	5.12	0.68	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	8.28	6.00	5.15	0.53	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	7.92	5.64	4.86	0.85	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	7.66	5.54	4.79	1.07	0.88
Dow Jones Global Target 2010 Index[5]	–	–	–	–	8.63	6.49	5.84	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns9 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	2.68	5.34	3.05	8.93	6.59	3.91		1.01	0.84
Class R (WFBRX)	6-28-2013	–	–	–	8.70	6.35	3.69		1.26	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	9.32	6.98	4.22		0.68	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	9.50	7.00	4.24		0.53	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	9.10	6.66	3.94		0.85	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	8.93	6.55	3.87		1.07	0.89
Dow Jones Global Target 2015 Index[5]	–	–	–	–	9.92	7.52	4.74	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	4.67	6.56	4.90	11.04	7.82	5.53	0.98	0.86
Class B (STPBX)*	3-1-1997	5.24	6.70	4.98	10.24	7.00	4.98	1.73	1.61
Class C (WFLAX)	12-1-1998	9.19	7.03	4.74	10.19	7.03	4.74	1.73	1.61
Class R (WFURX)	6-28-2013	–	–	–	10.80	7.70	5.47	1.23	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	11.39	8.34	6.06	0.65	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	11.61	8.38	6.09	0.50	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	11.22	8.00	5.78	0.82	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	10.98	7.91	5.72	1.04	0.91
Dow Jones Global Target 2020 Index[5]	–	–	–	–	11.99	8.85	7.03	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	6.76	8.09	3.26	13.22	9.37	4.12		0.98	0.86
Class R (WFHRX)	6-28-2013	–	–	–	12.90	9.11	3.90		1.23	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	13.65	9.77	4.44		0.65	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	13.71	9.80	4.46		0.50	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	13.29	9.43	4.16		0.82	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	13.14	9.33	4.09		1.04	0.91
Dow Jones Global Target 2025 Index[5]	–	–	–	–	14.12	10.28	4.86	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2(%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	8.52	9.24	5.81	15.17	10.55	6.44	0.98	0.87
Class B (SGPBX)*	3-1-1997	9.34	9.44	5.88	14.34	9.72	5.88	1.73	1.62
Class C (WFDMX)	12-1-1998	13.32	9.72	5.65	14.32	9.72	5.65	1.73	1.62
Class R (WFJRX)	6-28-2013	–	–	–	14.91	10.43	6.38	1.23	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	15.59	11.08	6.98	0.65	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	15.77	11.12	6.99	0.50	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	15.37	10.73	6.70	0.82	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	15.12	10.62	6.62	1.04	0.92
Dow Jones Global Target 2030 Index[5]	–	–	–	–	16.18	11.57	8.27	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	10.28	10.47	3.64	17.02	11.77	4.50		1.01	0.88
Class R (WFKRX)	6-28-2013	–	–	–	16.73	11.41	4.22		1.26	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	17.38	12.15	4.81		0.68	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	17.55	12.20	4.84		0.53	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	17.10	11.73	4.48		0.85	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	16.84	11.62	4.40		1.07	0.93
Dow Jones Global Target 2035 Index[5]	–	–	–	–	17.99	12.63	5.12	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	11.53	11.05	6.62	18.32	12.37	7.25	0.99	0.88
Class B (SLPBX)*	3-1-1997	12.40	11.23	6.68	17.40	11.49	6.68	1.74	1.63
Class C (WFOFX)	7-1-1998	16.49	11.52	6.45	17.49	11.52	6.45	1.74	1.63
Class R (WFMRX)	6-28-2013	–	–	–	18.05	12.23	7.19	1.24	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	18.73	12.87	7.78	0.66	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	18.90	12.92	7.80	0.51	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	18.54	12.55	7.50	0.83	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	18.28	12.44	7.43	1.05	0.93
Dow Jones Global Target 2040 Index[5]	–	–	–	–	19.36	13.37	8.94	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	12.23	11.46	4.08	19.11	12.79	4.95		1.04	0.88
Class R (WFNRX)	6-28-2013	–	–	–	18.76	12.50	4.68		1.29	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	19.54	13.21	5.28		0.71	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	19.75	13.22	5.29		0.56	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	19.24	12.81	4.98		0.88	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	19.06	12.71	4.86		1.10	0.93
Dow Jones Global Target 2045 Index[5]	–	–	–	–	20.12	13.72	5.52	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	12.35	11.54	4.08	19.23	12.86	4.95		1.01	0.88
Class C (WFQCX)	11-30-2012	17.38	12.03	4.17	18.38	12.03	4.17		1.76	1.63
Class R (WFWRX)	6-28-2013	–	–	–	18.96	12.60	4.69		1.26	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	19.69	13.27	5.27		0.68	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	19.87	13.32	5.31		0.53	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	19.41	12.92	4.97		0.85	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	19.22	12.82	4.88		1.07	0.93
Dow Jones Global Target 2050 Index[5]	–	–	–	–	20.26	13.77	5.55	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	12.42	8.56	19.24	10.61		1.21	0.88
Class R (WFYRX)	6-28-2013	–	–	18.94	10.14		1.46	1.13
Class R4 (WFVRX)	11-30-2012	–	–	19.63	11.00		0.88	0.52
Class R6 (WFQUX)	6-30-2011	–	–	19.84	11.06		0.73	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	19.36	10.68		1.05	0.72
Investor Class (WFQHX)	6-30-2011	–	–	19.23	10.58		1.27	0.93
Dow Jones Global Target 2055 Index[5]	–	–	–	20.26	11.28	*	–	–
Russell 3000® Index[6]	–	–	–	24.74	16.28	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	5.66	3.74	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation12 as of August 31, 2014

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Portfolio allocation12 as of August 31, 2014 (continued)

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

2.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

8.	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

9.	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

10.	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

11.	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

12.	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2014 to August 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,023.21	$4.13	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class B
Actual	$1,000.00	$1,019.43	$7.94	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class C
Actual	$1,000.00	$1,019.19	$7.94	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R
Actual	$1,000.00	$1,021.81	$5.40	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$1,024.34	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,025.61	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,023.98	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,022.67	$4.38	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2010 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,025.23	$4.24	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class B
Actual	$1,000.00	$1,021.98	$8.05	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class C
Actual	$1,000.00	$1,021.85	$8.05	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,024.86	$5.51	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,027.25	$2.40	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,028.35	$1.64	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,026.07	$3.42	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Investor Class
Actual	$1,000.00	$1,025.73	$4.49	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,028.40	$4.29	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class R
Actual	$1,000.00	$1,027.70	$5.57	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R4
Actual	$1,000.00	$1,030.83	$2.46	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,031.56	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,029.54	$3.48	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Investor Class
Actual	$1,000.00	$1,028.52	$4.55	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2020 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,033.73	$4.41	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Class B
Actual	$1,000.00	$1,029.86	$8.24	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.19	1.61%
Class C
Actual	$1,000.00	$1,029.91	$8.24	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.19	1.61%
Class R
Actual	$1,000.00	$1,033.00	$5.69	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,035.64	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$1,036.32	$1.80	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,034.81	$3.59	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,033.95	$4.67	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,038.87	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Class R
Actual	$1,000.00	$1,038.24	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,041.14	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$1,041.88	$1.80	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,039.18	$3.60	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,038.25	$4.68	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2030 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,043.61	$4.48	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Class B
Actual	$1,000.00	$1,039.90	$8.33	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.24	1.62%
Class C
Actual	$1,000.00	$1,039.75	$8.33	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.24	1.62%
Class R
Actual	$1,000.00	$1,042.26	$5.77	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class R4
Actual	$1,000.00	$1,045.42	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6
Actual	$1,000.00	$1,046.75	$1.86	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Administrator Class
Actual	$1,000.00	$1,044.52	$3.66	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Investor Class
Actual	$1,000.00	$1,043.75	$4.74	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,048.06	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,046.34	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,049.48	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,050.17	$1.91	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,048.39	$3.72	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,047.22	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2040 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,051.58	$4.55	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class B
Actual	$1,000.00	$1,047.25	$8.41	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class C
Actual	$1,000.00	$1,047.24	$8.41	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class R
Actual	$1,000.00	$1,049.57	$5.84	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,052.79	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,054.01	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,051.95	$3.72	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,051.18	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,053.59	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,051.71	$5.84	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,055.65	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,056.43	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,053.59	$3.73	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,052.39	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2050 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,053.70	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class C
Actual	$1,000.00	$1,050.34	$8.42	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class R
Actual	$1,000.00	$1,052.25	$5.85	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,054.93	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,056.57	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,055.17	$3.73	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,053.09	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,053.61	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,052.64	$5.85	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,055.52	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,056.28	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,054.75	$3.73	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,053.52	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.05%

Affiliated Master Portfolios: 100.05%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$624,018,462
Wells Fargo Advantage Diversified Stock Portfolio	123,775,369
Wells Fargo Advantage Short-Term Investment Portfolio	60,409,584

Total Investment Companies (Cost $743,744,393)	808,203,415

Total investments in securities
(Cost $743,744,393) *	100.05%	808,203,415
Other assets and liabilities, net	(0.05)	(416,923)

Total net assets	100.00%	$807,786,492

*	Cost for federal income tax purposes is $745,145,422 and unrealized gains (losses) consists of:
	Gross unrealized gains	$63,057,993
	Gross unrealized losses	0

	Net unrealized gains	$63,057,993

TARGET 2010 FUND

Security name	Value

Investment Companies: 99.87%

Affiliated Master Portfolios: 99.87%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$529,478,247
Wells Fargo Advantage Diversified Stock Portfolio	128,267,990
Wells Fargo Advantage Short-Term Investment Portfolio	27,053,875

Total Investment Companies (Cost $600,258,505)	684,800,112

Total investments in securities
(Cost $600,258,505) *	99.87%	684,800,112
Other assets and liabilities, net	0.13	861,047

Total net assets	100.00%	$685,661,159

*	Cost for federal income tax purposes is $608,139,896 and unrealized gains (losses) consists of:
	Gross unrealized gains	$76,660,216
	Gross unrealized losses	0

	Net unrealized gains	$76,660,216

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2014 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.97%

Affiliated Master Portfolios: 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$663,131,261
Wells Fargo Advantage Diversified Stock Portfolio	258,132,884
Wells Fargo Advantage Short-Term Investment Portfolio	37,816,583

Total Investment Companies (Cost $847,733,676)	959,080,728

Total investments in securities
(Cost $847,733,676) *	99.97%	959,080,728
Other assets and liabilities, net	0.03	301,425

Total net assets	100.00%	$959,382,153

*	Cost for federal income tax purposes is $849,259,668 and unrealized gains (losses) consists of:
	Gross unrealized gains	$109,821,060
	Gross unrealized losses	0

	Net unrealized gains	$109,821,060

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.91%

Affiliated Master Portfolios: 99.91%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,690,979,692
Wells Fargo Advantage Diversified Stock Portfolio	1,173,098,935
Wells Fargo Advantage Short-Term Investment Portfolio	117,207,003

Total Investment Companies (Cost $2,553,010,659)	2,981,285,630

Total investments in securities
(Cost $2,553,010,659) *	99.91%	2,981,285,630
Other assets and liabilities, net	0.09	2,590,149

Total net assets	100.00%	$2,983,875,779

*	Cost for federal income tax purposes is $2,572,499,086 and unrealized gains (losses) consists of:
	Gross unrealized gains	$408,786,544
	Gross unrealized losses	0

	Net unrealized gains	$408,786,544

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.93%

Affiliated Master Portfolios: 99.93%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,074,847,903
Wells Fargo Advantage Diversified Stock Portfolio	1,281,915,994
Wells Fargo Advantage Short-Term Investment Portfolio	96,139,109

Total Investment Companies (Cost $2,014,175,144)	2,452,903,006

Total investments in securities
(Cost $2,014,175,144) *	99.93%	2,452,903,006
Other assets and liabilities, net	0.07	1,813,269

Total net assets	100.00%	$2,454,716,275

*	Cost for federal income tax purposes is $2,019,401,887 and unrealized gains (losses) consists of:
	Gross unrealized gains	$433,501,119
	Gross unrealized losses	0

	Net unrealized gains	$433,501,119

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.94%

Affiliated Master Portfolios: 99.94%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$957,177,059
Wells Fargo Advantage Diversified Stock Portfolio	1,980,261,138
Wells Fargo Advantage Short-Term Investment Portfolio	119,455,580

Total Investment Companies (Cost $2,474,339,232)	3,056,893,777

Total investments in securities
(Cost $2,474,339,232) *	99.94%	3,056,893,777
Other assets and liabilities, net	0.06	1,849,497

Total net assets	100.00%	$3,058,743,274

*	Cost for federal income tax purposes is $2,490,361,544 and unrealized gains (losses) consists of:
	Gross unrealized gains	$566,532,233
	Gross unrealized losses	0

	Net unrealized gains	$566,532,233

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2014 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.83%

Affiliated Master Portfolios: 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$282,055,229
Wells Fargo Advantage Diversified Stock Portfolio	1,053,499,443
Wells Fargo Advantage Short-Term Investment Portfolio	54,163,955

Total Investment Companies (Cost $1,084,343,372)	1,389,718,627

Total investments in securities
(Cost $1,084,343,372) *	99.83%	1,389,718,627
Other assets and liabilities, net	0.17	2,415,000

Total net assets	100.00%	$1,392,133,627

*	Cost for federal income tax purposes is $1,088,041,749 and unrealized gains (losses) consists of:
	Gross unrealized gains	$301,676,878
	Gross unrealized losses	0

	Net unrealized gains	$301,676,878

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.89%

Affiliated Master Portfolios: 99.89%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$263,920,089
Wells Fargo Advantage Diversified Stock Portfolio	1,872,399,081
Wells Fargo Advantage Short-Term Investment Portfolio	86,457,717

Total Investment Companies (Cost $1,721,747,792)	2,222,776,887

Total investments in securities
(Cost $1,721,747,792) *	99.89%	2,222,776,887
Other assets and liabilities, net	0.11	2,546,193

Total net assets	100.00%	$2,225,323,080

*	Cost for federal income tax purposes is $1,732,150,765 and unrealized gains (losses) consists of:
	Gross unrealized gains	$490,626,122
	Gross unrealized losses	0

	Net unrealized gains	$490,626,122

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.63%

Affiliated Master Portfolios: 99.63%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$53,213,879
Wells Fargo Advantage Diversified Stock Portfolio	685,806,935
Wells Fargo Advantage Short-Term Investment Portfolio	29,871,548

Total Investment Companies (Cost $588,201,148)	768,892,362

Total investments in securities
(Cost $588,201,148) *	99.63%	768,892,362
Other assets and liabilities, net	0.37	2,849,476

Total net assets	100.00%	$771,741,838

*	Cost for federal income tax purposes is $590,130,153 and unrealized gains (losses) consists of:
	Gross unrealized gains	$178,762,209
	Gross unrealized losses	0

	Net unrealized gains	$178,762,209

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.69%

Affiliated Master Portfolios: 99.69%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$81,264,946
Wells Fargo Advantage Diversified Stock Portfolio	1,262,725,359
Wells Fargo Advantage Short-Term Investment Portfolio	54,309,643

Total Investment Companies (Cost $1,073,140,501)	1,398,299,948

Total investments in securities
(Cost $1,073,140,501) *	99.69%	1,398,299,948
Other assets and liabilities, net	0.31	4,315,825

Total net assets	100.00%	$1,402,615,773

*	Cost for federal income tax purposes is $1,078,123,359 and unrealized gains (losses) consists of:
	Gross unrealized gains	$320,176,589
	Gross unrealized losses	0

	Net unrealized gains	$320,176,589

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2014 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.03%

Affiliated Master Portfolios: 99.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$8,370,409
Wells Fargo Advantage Diversified Stock Portfolio	130,062,572
Wells Fargo Advantage Short-Term Investment Portfolio	5,593,973

Total Investment Companies (Cost $124,064,970)	144,026,954

Total investments in securities
(Cost $124,064,970) *	99.03%	144,026,954
Other assets and liabilities, net	0.97	1,407,737

Total net assets	100.00%	$145,434,691

*	Cost for federal income tax purposes is $123,814,687 and unrealized gains (losses) consists of:
	Gross unrealized gains	$20,212,267
	Gross unrealized losses	0

	Net unrealized gains	$20,212,267

The accompanying notes are an integral part of these financial statements.

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32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2014 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$808,203,415	$684,800,112	$959,080,728	$2,981,285,630
Receivable for Fund shares sold	1,050,380	1,911,086	1,571,747	6,259,309
Prepaid expenses and other assets	32,887	37,914	44,689	45,492

Total assets	809,286,682	686,749,112	960,697,164	2,987,590,431

Liabilities
Payable for Fund shares redeemed	1,269,753	858,002	1,027,827	2,763,477
Advisory fee payable	29,831	36,712	59,156	274,951
Distribution fees payable	2,690	1,914	6	3,733
Administration fees payable	100,650	89,090	118,517	354,193
Shareholder report expenses payable	14,059	15,432	12,867	7,822
Shareholder servicing fees payable	75,428	77,099	87,901	292,796
Professional fees payable	7,227	8,192	7,335	7,344
Accrued expenses and other liabilities	552	1,512	1,402	10,336

Total liabilities	1,500,190	1,087,953	1,315,011	3,714,652

Total net assets	$807,786,492	$685,661,159	$959,382,153	$2,983,875,779

NET ASSETS CONSIST OF
Paid-in capital	$737,584,825	$598,136,694	$843,435,418	$2,550,163,804
Undistributed net investment income	4,436,122	3,809,576	3,023,871	8,182,335
Accumulated net realized gains (losses) on investments	1,306,523	(826,718)	1,575,812	(2,745,331)
Net unrealized gains on investments	64,459,022	84,541,607	111,347,052	428,274,971

Total net assets	$807,786,492	$685,661,159	$959,382,153	$2,983,875,779

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$16,493,469	$28,759,880	$666,390	$68,498,874
Shares outstanding – Class A1	1,490,971	2,112,558	62,852	4,398,506
Net asset value per share – Class A	$11.06	$13.61	$10.60	$15.57
Maximum offering price per share – Class A2	$11.73	$14.44	$11.25	$16.52
Net assets – Class B	$29,326	$30,514	N/A	$169,099
Shares outstanding – Class B1	2,551	2,217	N/A	10,859
Net asset value per share – Class B	$11.50	$13.76	N/A	$15.57
Net assets – Class C	$3,854,684	$2,829,375	N/A	$5,586,559
Shares outstanding – Class C1	341,046	205,279	N/A	360,456
Net asset value per share – Class C	$11.30	$13.78	N/A	$15.50
Net assets – Class R	$26,712	$26,991	$27,369	$41,585
Shares outstanding – Class R1	2,418	1,991	2,545	2,680
Net asset value per share – Class R	$11.05	$13.56	$10.75	$15.52
Net assets – Class R4	$352,897,314	$163,977,900	$182,750,611	$784,097,878
Share outstanding – Class R4[1]	31,162,012	11,913,438	17,185,941	49,492,714
Net asset value per share – Class R4	$11.32	$13.76	$10.63	$15.84
Net assets – Class R6	$250,581,104	$236,165,517	$446,577,413	$1,165,669,722
Share outstanding – Class R6[1]	22,147,411	17,159,808	42,038,333	73,604,436
Net asset value per share – Class R6	$11.31	$13.76	$10.62	$15.84
Net assets – Administrator Class	$113,192,584	$192,549,920	$208,620,741	$750,821,625
Shares outstanding – Administrator Class[1]	10,026,970	14,001,514	19,401,343	47,534,798
Net asset value per share – Administrator Class	$11.29	$13.75	$10.75	$15.80
Net assets – Investor Class	$70,711,299	$61,321,062	$120,739,629	$208,990,437
Shares outstanding – Investor Class[1]	6,277,712	4,472,547	11,218,046	13,247,517
Net asset value per share – Investor Class	$11.26	$13.71	$10.76	$15.78

Investments in affiliated Master Portfolios, at cost	$743,744,393	$600,258,505	$847,733,676	$2,553,010,659

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,452,903,006	$3,056,893,777	$1,389,718,627	$2,222,776,887	$768,892,362	$1,398,299,948	$144,026,954
4,433,883	7,052,130	3,350,376	7,666,442	3,332,099	6,389,821	1,480,676
45,913	67,515	36,389	70,962	47,537	77,701	50,073

2,457,382,802	3,064,013,422	1,393,105,392	2,230,514,291	772,271,998	1,404,767,470	145,557,703

1,992,486	4,294,201	512,017	4,451,827	272,136	1,759,935	81,872
216,889	306,849	144,888	238,590	75,122	139,836	2,112
6	3,108	6	3,784	7	288	7
271,811	360,491	175,515	267,265	97,609	140,397	13,131
4,277	0	4,134	1,932	5,108	6,123	11,720
166,824	291,924	124,694	213,734	69,777	92,276	5,863
7,189	7,229	7,604	7,726	7,600	7,757	7,304
7,045	6,346	2,907	6,353	2,801	5,085	1,003

2,666,527	5,270,148	971,765	5,191,211	530,160	2,151,697	123,012

$2,454,716,275	$3,058,743,274	$1,392,133,627	$2,225,323,080	$771,741,838	$1,402,615,773	$145,434,691

$2,000,988,270	$2,466,686,083	$1,078,147,304	$1,715,845,275	$585,980,215	$1,069,756,088	$124,451,154
6,107,842	6,941,432	3,075,709	4,196,989	1,639,576	2,735,909	390,221
8,892,301	2,561,214	5,535,359	4,251,721	3,430,833	4,964,329	631,332
438,727,862	582,554,545	305,375,255	501,029,095	180,691,214	325,159,447	19,961,984

$2,454,716,275	$3,058,743,274	$1,392,133,627	$2,225,323,080	$771,741,838	$1,402,615,773	$145,434,691

$2,622,021	$61,860,556	$1,085,127	$112,579,712	$506,957	$1,320,162	$396,870
240,410	3,585,911	94,475	5,692,734	42,324	115,281	29,985
$10.91	$17.25	$11.49	$19.78	$11.98	$11.45	$13.24
$11.58	$18.30	$12.19	$20.99	$12.71	$12.15	$14.05
N/A	$173,462	N/A	$194,815	N/A	N/A	N/A
N/A	10,200	N/A	10,301	N/A	N/A	N/A
N/A	$17.01	N/A	$18.91	N/A	N/A	N/A
N/A	$4,492,148	N/A	$5,660,185	N/A	$455,535	N/A
N/A	266,404	N/A	303,556	N/A	39,900	N/A
N/A	$16.86	N/A	$18.65	N/A	$11.42	N/A
$28,611	$35,008	$29,755	$30,170	$30,375	$30,425	$30,437
2,618	2,031	2,574	1,527	2,512	2,651	2,320
$10.93	$17.24	$11.56	$19.76	$12.09	$11.48	$13.12
$357,294,329	$887,341,927	$310,895,560	$671,239,255	$184,343,952	$343,599,617	$27,646,870
32,675,331	50,756,101	27,036,213	33,272,397	15,343,345	29,903,561	2,082,980
$10.93	$17.48	$11.50	$20.17	$12.01	$11.49	$13.27
$1,469,138,349	$1,175,364,525	$628,806,848	$831,600,528	$337,105,825	$764,989,491	$101,155,530
134,434,113	67,290,080	54,681,309	41,225,132	28,102,521	66,605,649	7,633,168
$10.93	$17.47	$11.50	$20.17	$12.00	$11.49	$13.25
$376,855,313	$710,720,851	$250,171,233	$469,685,579	$137,255,765	$229,308,295	$10,126,995
34,406,647	40,683,645	21,694,895	23,322,267	11,377,128	20,016,747	764,795
$10.95	$17.47	$11.53	$20.14	$12.06	$11.46	$13.24
$248,777,652	$218,754,797	$201,145,104	$134,332,836	$112,498,964	$62,912,248	$6,077,989
22,738,595	12,559,119	17,380,777	6,685,071	9,296,735	5,476,344	462,988
$10.94	$17.42	$11.57	$20.09	$12.10	$11.49	$13.13

$2,014,175,144	$2,474,339,232	$1,084,343,372	$1,721,747,792	$588,201,148	$1,073,140,501	$124,064,970

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2014 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$7,314,038	$6,576,859	$8,010,057	$19,968,506
Dividends allocated from affiliated Master Portfolios**	1,367,863	1,475,278	2,921,222	13,019,668
Affiliated income allocated from affiliated Master Portfolios	54,548	47,387	63,975	187,571
Securities lending income allocated from affiliated Master Portfolios	38,306	40,880	78,708	342,960
Expenses allocated from affiliated Master Portfolios	(640,223)	(565,039)	(770,189)	(2,339,972)

Total investment income	8,134,532	7,575,365	10,303,773	31,178,733

Expenses
Advisory fee	981,543	859,945	1,155,644	3,225,204
Administration fees
Fund level	202,479	176,045	240,327	732,094
Class A	21,835	38,970	464	91,799
Class B	47	105	N/A	235
Class C	5,358	3,852	N/A	6,936
Class R	35	35	35	47
Class R4	144,182	69,950	75,131	313,421
Class R6	36,248	35,629	66,301	167,840
Administrator Class	57,554	98,837	104,500	374,023
Investor Class	114,756	97,697	195,344	322,675
Shareholder servicing fees
Class A	20,996	37,472	446	88,269
Class B	45	101	N/A	227
Class C	5,152	3,704	N/A	6,669
Class R	33	33	34	46
Class R4	179,846	86,620	91,886	388,505
Administrator Class	143,884	247,091	261,249	934,794
Investor Class	89,653	76,326	152,612	252,088
Distribution fees
Class B	135	301	N/A	680
Class C	15,455	11,112	N/A	20,008
Class R	33	33	34	46
Custody and accounting fees	16,050	13,327	18,954	55,463
Professional fees	16,016	15,031	15,905	15,901
Registration fees	41,830	50,047	70,142	79,640
Shareholder report expenses	15,639	12,975	18,373	34,602
Trustees’ fees and expenses	4,443	6,012	4,694	4,696
Other fees and expenses	10,355	9,405	11,292	23,094

Total expenses	2,123,602	1,950,655	2,483,367	7,139,002
Less: Fee waivers and/or expense reimbursements	(807,221)	(645,234)	(817,911)	(1,677,930)

Net expenses	1,316,381	1,305,421	1,665,456	5,461,072

Net investment income	6,818,151	6,269,944	8,638,317	25,717,661

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	1,225,997	1,929,446	1,422,931	5,313,968
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	11,719,343	10,585,017	18,948,258	71,136,196

Net realized and unrealized gains (losses) on investments	12,945,340	12,514,463	20,371,189	76,450,164

Net increase in net assets resulting from operations	$19,763,491	$18,784,407	$29,009,506	$102,167,825

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$108,788	$101,739	$181,079	$806,769
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$84,603	$91,553	$122,075	$300,944

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$12,646,335	$11,118,167	$3,313,510	$3,087,690	$640,279	$990,890	$94,770
14,140,429	21,468,831	11,490,837	20,098,762	7,359,668	13,370,343	1,271,374
144,676	168,640	71,997	109,446	36,698	66,265	6,825
367,806	554,226	295,486	514,879	188,392	341,669	32,295
(1,913,132)	(2,344,332)	(1,071,490)	(1,686,907)	(583,875)	(1,049,005)	(100,346)

25,386,114	30,965,532	14,100,340	22,123,870	7,641,162	13,720,162	1,304,918

2,671,934	3,247,661	1,570,028	2,389,444	899,917	1,544,534	158,657

600,363	737,627	338,004	533,103	184,735	331,934	31,731
2,424	81,716	857	146,105	364	954	284
N/A	289	N/A	311	N/A	N/A	N/A
N/A	5,781	N/A	6,846	N/A	416	N/A
36	39	38	38	38	38	38
144,180	344,913	123,653	258,681	71,807	129,886	9,776
214,940	167,032	90,279	117,235	47,373	108,818	13,214
180,734	348,352	120,343	228,961	65,269	107,838	4,433
391,531	336,664	319,435	205,277	180,403	97,302	8,449

2,331	78,573	824	140,485	350	917	273
N/A	278	N/A	300	N/A	N/A	N/A
N/A	5,559	N/A	6,583	N/A	400	N/A
35	37	36	37	37	37	37
177,651	427,428	151,812	320,864	88,372	161,707	12,220
451,834	870,880	300,859	572,402	163,173	269,596	10,869
305,883	263,019	249,558	160,372	140,940	76,017	6,601

N/A	834	N/A	899	N/A	N/A	N/A
N/A	16,676	N/A	19,749	N/A	1,201	N/A
35	37	36	37	37	37	37
45,501	55,866	25,493	40,449	14,529	25,934	2,843
16,044	16,014	15,566	15,504	15,575	16,476	15,687
82,465	83,657	60,661	78,478	48,608	66,855	41,453
26,908	30,627	18,483	27,754	16,034	20,154	5,876
4,696	4,696	6,414	4,441	4,469	6,414	5,756
21,357	27,621	11,315	16,013	5,982	13,230	1,901

5,340,882	7,151,876	3,403,694	5,290,368	1,948,012	2,980,695	330,135
(1,458,529)	(1,540,365)	(760,100)	(1,065,299)	(485,239)	(778,140)	(146,566)

3,882,353	5,611,511	2,643,594	4,225,069	1,462,773	2,202,555	183,569

21,503,761	25,354,021	11,456,746	17,898,801	6,178,389	11,517,607	1,121,349

4,472,891	5,149,967	2,535,480	3,837,782	1,355,484	2,374,130	65,873

70,185,127	101,501,654	52,087,643	89,409,213	32,331,549	59,231,983	6,098,734

74,658,018	106,651,621	54,623,123	93,246,995	33,687,033	61,606,113	6,164,607

$96,161,779	$132,005,642	$66,079,869	$111,145,796	$39,865,422	$73,123,720	$7,285,956

$875,527	$1,328,679	$711,324	$1,243,470	$455,080	$14,045	$1,288

$188,474	$164,288	$48,531	$44,489	$9,058	$826,310	$78,046

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$6,818,151			$14,119,597
Net realized gains on investments		1,225,997			8,682,816
Net change in unrealized gains (losses) on investments		11,719,343			1,063,802

Net increase in net assets resulting from operations		19,763,491			23,866,215

Distributions to shareholders from
Net investment income
Class A		(65,716)			(221,471)
Class B		(78)			(175)
Class C		(8,515)			(17,109)
Class R		(86)			(141)[1]
Class R4		(1,603,294)			(5,817,304)
Class R6[2]		(1,100,688)			(4,363,729)
Administrator Class		(463,087)			(1,652,726)
Investor Class		(259,626)			(1,019,076)
Net realized gains
Class A		0			(235,169)
Class B		0			(836)
Class C		0			(55,391)
Class R		0			(339)[1]
Class R4		0			(4,756,127)
Class R6[2]		0			(3,049,103)
Administrator Class		0			(1,508,581)
Investor Class		0			(956,544)

Total distributions to shareholders		(3,501,090)			(23,653,821)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	57,961	635,362	65,901		708,822
Class B	0	0	1,199		13,415
Class C	10,516	117,748	42,423		469,925
Class R	0	0	2,365	[1]	25,000 [1]
Class R4	2,649,897	29,610,503	40,044,322		443,504,825
Class R6[2]	4,390,089	48,934,435	9,419,589		103,495,757
Administrator Class	961,916	10,716,830	2,977,611		32,656,347
Investor Class	866,290	9,599,723	1,345,823		14,802,612

		99,614,601			595,676,703

Reinvestment of distributions
Class A	5,925	63,807	41,970		445,973
Class B	7	78	91		1,011
Class C	719	7,933	6,430		70,009
Class R	8	86	45	[1]	480 [1]
Class R4	145,153	1,598,130	971,366		10,544,661
Class R6[2]	100,136	1,100,495	684,137		7,411,486
Administrator Class	42,067	461,901	291,198		3,153,750
Investor Class	23,610	259,006	182,457		1,971,286

		3,491,436			23,598,656

Please see footnotes on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target Today Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(182,193)	$(1,984,778)	(326,131)	$(3,497,069)
Class B	(1,935)	(21,891)	(6,375)	(71,529)
Class C	(55,932)	(626,878)	(109,050)	(1,198,485)
Class R4	(4,717,174)	(52,743,523)	(8,208,872)	(89,929,968)
Class R6[2]	(3,445,577)	(38,395,751)	(49,652,297)	(549,066,240)
Administrator Class	(1,533,027)	(17,070,316)	(5,359,301)	(58,759,727)
Investor Class	(1,202,485)	(13,340,886)	(4,694,452)	(51,323,539)

		(124,184,023)		(753,846,557)

Net decrease in net assets resulting from capital share transactions		(21,077,986)		(134,571,198)

Total decrease in net assets		(4,815,585)		(134,358,804)

Net assets
Beginning of period		812,602,077		946,960,881

End of period		$807,786,492		$812,602,077

Undistributed net investment income		$4,436,122		$1,119,061

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$6,269,944			$13,355,509
Net realized gains on investments		1,929,446			14,076,090
Net change in unrealized gains (losses) on investments		10,585,017			3,291,595

Net increase in net assets resulting from operations		18,784,407			30,723,194

Distributions to shareholders from
Net investment income
Class A		(128,497)			(420,087)
Class B		(215)			(569)
Class C		(7,632)			(13,585)
Class R		(97)			(356)[1]
Class R4		(879,221)			(3,475,371)
Class R6[2]		(1,221,365)			(4,452,553)
Administrator Class		(872,941)			(3,008,539)
Investor Class		(242,019)			(738,857)
Net realized gains
Class A		0			(743,622)
Class B		0			(3,992)
Class C		0			(65,273)
Class R		0			(586)[1]
Class R4		0			(4,648,601)
Class R6[2]		0			(5,398,326)
Administrator Class		0			(4,635,950)
Investor Class		0			(1,316,593)

Total distributions to shareholders		(3,351,987)			(28,922,860)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	56,556	756,999	186,965		2,491,029
Class B	0	0	3,363		44,329
Class C	25,703	347,207	25,945		349,596
Class R	0	0	1,912	[1]	25,000 [1]
Class R4	1,261,005	17,067,568	18,932,424		254,451,944
Class R6[2]	2,273,394	30,753,748	6,718,727		90,118,259
Administrator Class	1,047,593	14,156,213	3,536,386		47,359,770
Investor Class	556,570	7,511,625	1,096,534		14,613,247

		70,593,360			409,453,174

Reinvestment of distributions
Class A	9,499	125,480	86,893		1,139,249
Class B	16	215	345		4,557
Class C	549	7,370	5,799		76,934
Class R	7	97	72	[1]	942 [1]
Class R4	65,615	875,301	611,034		8,094,076
Class R6[2]	91,537	1,220,182	743,043		9,841,864
Administrator Class	65,438	872,941	577,304		7,644,489
Investor Class	18,136	241,394	155,233		2,049,385

		3,342,980			28,851,496

Please see footnotes on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2010 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(355,474)	$(4,754,928)	(613,342)	$(8,128,647)
Class B	(6,550)	(88,803)	(20,384)	(272,691)
Class C	(39,247)	(533,299)	(55,929)	(751,971)
Class R4	(4,230,339)	(57,218,836)	(5,139,968)	(68,558,326)
Class R6[2]	(3,210,416)	(43,384,725)	(25,658,126)	(344,966,121)
Administrator Class	(2,061,129)	(27,918,402)	(7,120,077)	(95,456,027)
Investor Class	(601,238)	(8,123,033)	(1,541,753)	(20,603,446)

		(142,022,026)		(538,737,229)

Net decrease in net assets resulting from capital share transactions		(68,085,686)		(100,432,559)

Total decrease in net assets		(52,653,266)		(98,632,225)

Net assets
Beginning of period		738,314,425		836,946,650

End of period		$685,661,159		$738,314,425

Undistributed net investment income		$3,809,576		$891,619

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$8,638,317		$16,643,519
Net realized gains on investments		1,422,931		11,759,028
Net change in unrealized gains (losses) on investments		18,948,258		26,231,734

Net increase in net assets resulting from operations		29,009,506		54,634,281

Distributions to shareholders from
Net investment income
Class A		(2,389)		(1,472)
Class R		(151)		(121)[1]
Class R4		(1,593,745)		(1,872,389)
Class R6[2]		(4,011,515)		(8,668,426)
Administrator Class		(1,558,546)		(2,619,376)
Investor Class		(795,065)		(1,915,991)
Net realized gains
Class A		0		(3,136)
Class R		0		(403)[1]
Class R4		0		(2,830,275)
Class R6[2]		0		(6,755,256)
Administrator Class		0		(2,930,526)
Investor Class		0		(1,886,766)

Total distributions to shareholders		(7,961,411)		(29,484,137)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	35,949	379,967	30,534	310,034
Class R	0	0	2,480 [1]	25,000 [1]
Class R4	2,276,414	23,825,453	22,186,745	226,451,576
Class R6[2]	5,452,424	56,940,033	13,146,464	133,987,804
Administrator Class	1,640,442	17,317,042	5,756,165	59,448,415
Investor Class	2,517,743	26,555,754	4,076,014	42,086,072

		125,018,249		462,308,901

Reinvestment of distributions
Class A	213	2,201	455	4,608
Class R	14	151	51 [1]	523 [1]
Class R4	149,203	1,548,045	451,357	4,565,772
Class R6[2]	386,732	4,007,502	1,522,530	15,372,352
Administrator Class	148,431	1,557,231	542,194	5,544,864
Investor Class	75,738	791,199	371,511	3,796,948

		7,906,329		29,285,067

Payment for shares redeemed
Class A	(5,300)	(55,794)	(2)	(20)
Class R4	(3,413,236)	(35,813,572)	(4,722,416)	(47,893,656)
Class R6[2]	(5,908,463)	(61,707,899)	(33,194,972)	(338,474,671)
Administrator Class	(2,531,883)	(26,738,505)	(5,102,619)	(52,590,045)
Investor Class	(2,997,467)	(31,661,213)	(12,383,089)	(127,689,010)

		(155,976,983)		(566,647,402)

Net decrease in net assets resulting from capital share transactions		(23,052,405)		(75,053,434)

Total decrease in net assets		(2,004,310)		(49,903,290)

Net assets
Beginning of period		961,386,463		1,011,289,753

End of period		$959,382,153		$961,386,463

Undistributed net investment income		$3,023,871		$2,346,965

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2020 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$25,717,661			$45,018,203
Net realized gains on investments		5,313,968			62,921,001
Net change in unrealized gains (losses) on investments		71,136,196			116,854,570

Net increase in net assets resulting from operations		102,167,825			224,793,774

Distributions to shareholders from
Net investment income
Class A		(349,081)			(848,095)
Class B		(128)			0
Class C		(10,656)			(26,330)
Class R		(206)			(328)[1]
Class R4		(5,409,965)			(11,995,972)
Class R6[2]		(8,562,426)			(16,490,821)
Administrator Class		(4,483,650)			(8,943,484)
Investor Class		(1,045,249)			(2,097,428)
Net realized gains
Class A		0			(1,931,750)
Class B		0			(7,082)
Class C		0			(136,823)
Class R		0			(673)[1]
Class R4		0			(19,990,722)
Class R6[2]		0			(25,396,743)
Administrator Class		0			(17,581,975)
Investor Class		0			(4,694,484)

Total distributions to shareholders		(19,861,361)			(110,142,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	216,890	3,305,174	381,332		5,665,364
Class B	1,217	18,882	7,689		115,370
Class C	60,865	921,933	95,488		1,408,791
Class R	872	13,211	1,727	[1]	25,000 [1]
Class R4	6,846,734	106,582,128	61,845,368		933,243,115
Class R6[2]	10,812,853	168,113,113	25,893,661		390,548,771
Administrator Class	3,647,861	56,490,668	11,485,723		173,180,938
Investor Class	2,087,499	32,311,747	3,325,177		50,141,197

		367,756,856			1,554,328,546

Reinvestment of distributions
Class A	21,941	337,897	182,740		2,705,853
Class B	8	128	482		7,082
Class C	648	9,943	10,470		153,948
Class R	13	206	68	[1]	1,001 [1]
Class R4	340,408	5,330,786	2,096,194		31,585,843
Class R6[2]	546,647	8,555,032	2,777,511		41,847,708
Administrator Class	287,017	4,483,209	1,765,757		26,520,064
Investor Class	66,877	1,043,286	452,006		6,779,910

		19,760,487			109,601,409

Please see footnotes on page 42.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(850,511)	$(12,935,370)	(695,637)	$(10,358,666)
Class B	(6,085)	(92,470)	(33,856)	(496,951)
Class C	(46,407)	(702,359)	(72,151)	(1,067,554)
Class R4	(9,835,371)	(152,942,206)	(13,361,264)	(202,124,932)
Class R6[2]	(6,954,275)	(108,115,861)	(68,157,904)	(1,028,360,308)
Administrator Class	(5,029,648)	(77,950,931)	(11,344,715)	(171,003,496)
Investor Class	(1,501,927)	(23,270,484)	(2,988,908)	(45,095,889)

		(376,009,681)		(1,458,507,796)

Net increase in net assets resulting from capital share transactions		11,507,662		205,422,159

Total increase in net assets		93,814,126		320,073,223

Net assets
Beginning of period		2,890,061,653		2,569,988,430

End of period		$2,983,875,779		$2,890,061,653

Undistributed net investment income		$8,182,335		$2,326,035

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2025 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$21,503,761		$37,642,278
Net realized gains on investments		4,472,891		64,593,224
Net change in unrealized gains (losses) on investments		70,185,127		141,573,121

Net increase in net assets resulting from operations		96,161,779		243,808,623

Distributions to shareholders from
Net investment income
Class A		(9,825)		(7,226)
Class R		(112)		(151)[1]
Class R4		(2,488,250)		(3,928,874)
Class R6[2]		(10,729,559)		(24,006,569)
Administrator Class		(2,124,499)		(4,044,987)
Investor Class		(1,224,327)		(3,423,839)
Net realized gains
Class A		0		(25,245)
Class R		0		(829)[1]
Class R4		0		(10,223,463)
Class R6[2]		0		(42,604,116)
Administrator Class		0		(9,739,683)
Investor Class		0		(7,057,112)

Total distributions to shareholders		(16,576,572)		(105,062,094)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	126,414	1,350,650	113,377	1,171,607
Class R	0	0	2,513 [1]	25,000 [1]
Class R4	6,003,049	64,292,857	39,680,782	407,782,676
Class R6[2]	11,717,715	125,232,833	25,675,029	263,320,679
Administrator Class	2,866,359	30,687,305	9,015,723	92,999,031
Investor Class	5,210,971	55,451,689	9,032,104	92,517,461

		277,015,334		857,816,454

Reinvestment of distributions
Class A	816	8,679	3,181	32,471
Class R	10	112	95 [1]	980 [1]
Class R4	223,510	2,379,351	1,324,321	13,531,626
Class R6[2]	1,008,160	10,720,068	6,525,712	66,498,781
Administrator Class	199,167	2,124,499	1,347,162	13,784,670
Investor Class	114,799	1,223,068	1,028,723	10,474,958

		16,455,777		104,323,486

Payment for shares redeemed
Class A	(17,432)	(185,983)	(1,900)	(19,969)
Class R4	(7,024,109)	(75,414,945)	(7,954,405)	(81,226,361)
Class R6[2]	(11,583,064)	(123,561,513)	(57,249,274)	(588,311,107)
Administrator Class	(2,064,516)	(22,041,258)	(4,161,001)	(42,888,028)
Investor Class	(4,943,860)	(52,724,174)	(25,548,837)	(263,230,570)

		(273,927,873)		(975,676,035)

Net increase (decrease) in net assets resulting from capital share transactions		19,543,238		(13,536,095)

Total increase in net assets		99,128,445		125,210,434

Net assets
Beginning of period		2,355,587,830		2,230,377,396

End of period		$2,454,716,275		$2,355,587,830

Undistributed net investment income		$6,107,842		$1,180,653

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$25,354,021			$40,255,984
Net realized gains on investments		5,149,967			83,191,358
Net change in unrealized gains (losses) on investments		101,501,654			213,867,560

Net increase in net assets resulting from operations		132,005,642			337,314,902

Distributions to shareholders from
Net investment income
Class A		(298,099)			(753,808)
Class B		(33)			(1,322)
Class C		(9,728)			(18,981)
Class R		(128)			(145)[1]
Class R4		(5,759,665)			(10,506,452)
Class R6[2]		(8,181,982)			(17,254,545)
Administrator Class		(3,971,208)			(8,239,275)
Investor Class		(1,025,263)			(2,107,127)
Net realized gains
Class A		0			(2,145,006)
Class B		0			(9,608)
Class C		0			(127,152)
Class R		0			(883)[1]
Class R4		0			(26,616,234)
Class R6[2]		0			(31,425,726)
Administrator Class		0			(20,595,520)
Investor Class		0			(6,080,463)

Total distributions to shareholders		(19,246,106)			(125,882,247)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	165,349	2,773,480	331,644		5,341,788
Class B	1,388	22,742	2,188		34,029
Class C	38,028	622,768	67,915		1,062,508
Class R	335	5,691	1,624	[1]	25,000 [1]
Class R4	7,752,625	132,225,713	59,309,204		957,805,590
Class R6[2]	10,279,602	174,832,661	25,555,483		412,411,956
Administrator Class	3,840,364	65,307,861	10,722,176		173,822,315
Investor Class	1,847,978	31,337,547	3,592,266		58,138,567

		407,128,463			1,608,641,753

Reinvestment of distributions
Class A	16,706	284,168	175,867		2,802,729
Class B	2	33	690		10,837
Class C	568	9,461	9,165		143,233
Class R	8	128	64	[1]	1,028 [1]
Class R4	327,252	5,638,560	2,254,868		36,426,981
Class R6[2]	473,826	8,154,546	3,009,497		48,437,168
Administrator Class	230,606	3,971,037	1,786,991		28,833,518
Investor Class	59,614	1,024,173	507,909		8,173,431

		19,082,106			124,828,925

Please see footnotes on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2030 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(547,400)	$(9,148,073)	(531,200)	$(8,566,705)
Class B	(8,930)	(147,487)	(15,867)	(246,816)
Class C	(24,263)	(402,628)	(56,044)	(890,332)
Class R4	(7,880,152)	(134,248,445)	(12,270,195)	(199,466,650)
Class R6[2]	(5,857,216)	(99,698,838)	(61,584,877)	(992,955,497)
Administrator Class	(4,136,290)	(70,435,089)	(8,724,794)	(141,601,556)
Investor Class	(1,361,445)	(23,157,281)	(2,344,121)	(37,966,958)

		(337,237,841)		(1,381,694,514)

Net increase in net assets resulting from capital share transactions		88,972,728		351,776,164

Total increase in net assets		201,732,264		563,208,819

Net assets
Beginning of period		2,857,011,010		2,293,802,191

End of period		$3,058,743,274		$2,857,011,010

Undistributed net investment income		$6,941,432		$833,517

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$11,456,746		$18,232,663
Net realized gains on investments		2,535,480		40,792,425
Net change in unrealized gains (losses) on investments		52,087,643		123,107,143

Net increase in net assets resulting from operations		66,079,869		182,132,231

Distributions to shareholders from
Net investment income
Class A		(3,414)		(1,313)
Class R		(110)		(146)[1]
Class R4		(2,052,057)		(3,045,599)
Class R6[2]		(4,336,265)		(9,292,853)
Administrator Class		(1,348,942)		(2,618,775)
Investor Class		(933,329)		(2,752,692)
Net realized gains
Class A		0		(8,537)
Class R		0		(961)[1]
Class R4		0		(9,598,764)
Class R6[2]		0		(18,937,078)
Administrator Class		0		(7,463,212)
Investor Class		0		(6,459,798)

Total distributions to shareholders		(8,674,117)		(60,179,728)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	53,027	598,055	50,687	543,909
Class R	0	0	2,460 [1]	25,000 [1]
Class R4	5,063,301	56,666,560	30,965,261	326,263,128
Class R6[2]	8,608,577	96,077,760	18,746,064	197,025,603
Administrator Class	2,106,695	23,529,167	6,528,515	69,163,434
Investor Class	3,804,909	42,476,492	6,621,217	69,840,903

		219,348,034		662,861,977

Reinvestment of distributions
Class A	305	3,414	931	9,850
Class R	10	110	104 [1]	1,107 [1]
Class R4	173,905	1,944,221	1,134,557	11,975,355
Class R6[2]	384,657	4,296,459	2,655,958	27,917,096
Administrator Class	120,273	1,348,942	953,950	10,081,987
Investor Class	82,508	929,784	871,772	9,194,844

		8,522,930		59,180,239

Payment for shares redeemed
Class A	(7,176)	(78,398)	(7,392)	(78,342)
Class R4	(5,192,354)	(58,366,456)	(5,302,659)	(55,733,386)
Class R6[2]	(6,054,576)	(67,657,236)	(34,578,765)	(364,266,333)
Administrator Class	(1,894,106)	(21,127,390)	(3,380,366)	(35,699,097)
Investor Class	(3,960,999)	(44,503,147)	(20,902,940)	(222,879,942)

		(191,732,627)		(678,657,100)

Net increase in net assets resulting from capital share transactions		36,138,337		43,385,116

Total increase in net assets		93,544,089		165,337,619

Net assets
Beginning of period		1,298,589,538		1,133,251,919

End of period		$1,392,133,627		$1,298,589,538

Undistributed net investment income		$3,075,709		$293,080

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2040 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$17,898,801			$26,808,352
Net realized gains on investments		3,837,782			70,738,587
Net change in unrealized gains (losses) on investments		89,409,213			202,146,445

Net increase in net assets resulting from operations		111,145,796			299,693,384

Distributions to shareholders from
Net investment income
Class A		(535,965)			(1,249,141)
Class B		(41)			(1,369)
Class C		(12,701)			(22,264)
Class R		(115)			(145)[1]
Class R4		(4,166,930)			(8,687,334)
Class R6[2]		(5,586,703)			(10,187,015)
Administrator Class		(2,533,318)			(5,232,524)
Investor Class		(608,444)			(1,165,069)
Net realized gains
Class A		0			(4,314,692)
Class B		0			(17,629)
Class C		0			(182,291)
Class R		0			(1,058)[1]
Class R4		0			(23,015,224)
Class R6[2]		0			(25,143,406)
Administrator Class		0			(16,072,193)
Investor Class		0			(4,180,142)

Total distributions to shareholders		(13,444,217)			(99,471,496)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	106,564	2,031,505	314,725		5,707,950
Class B	2,234	40,962	4,478		77,549
Class C	51,856	931,786	73,135		1,251,963
Class R	0	0	1,454	[1]	25,000 [1]
Class R4	5,266,556	103,021,495	37,995,130		694,786,592
Class R6[2]	7,635,611	149,163,050	17,335,713		317,174,208
Administrator Class	2,722,994	53,085,694	6,918,087		126,930,235
Investor Class	1,244,949	24,143,864	2,255,008		41,425,696

		332,418,356			1,187,379,193

Reinvestment of distributions
Class A	26,908	523,362	303,660		5,465,678
Class B	2	39	1,068		18,474
Class C	670	12,313	11,548		196,937
Class R	7	115	66	[1]	1,203 [1]
Class R4	202,474	4,015,072	1,669,778		30,608,589
Class R6[2]	280,788	5,565,211	1,919,410		35,170,537
Administrator Class	127,939	2,533,189	1,162,659		21,303,576
Investor Class	30,713	607,178	292,062		5,342,839

		13,256,479			98,107,833

Please see footnotes on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(483,739)	$(9,213,553)	(771,510)	$(13,994,022)
Class B	(10,988)	(200,406)	(32,641)	(554,904)
Class C	(18,637)	(338,280)	(67,116)	(1,130,102)
Class R4	(5,147,501)	(100,605,717)	(7,505,844)	(139,005,076)
Class R6[2]	(4,298,137)	(84,046,765)	(39,273,128)	(717,215,596)
Administrator Class	(3,037,462)	(59,295,809)	(5,520,196)	(101,231,819)
Investor Class	(825,771)	(16,129,593)	(1,359,490)	(24,914,511)

		(269,830,123)		(998,046,030)

Net increase in net assets resulting from capital share transactions		75,844,712		287,440,996

Total increase in net assets		173,546,291		487,662,884

Net assets
Beginning of period		2,051,776,789		1,564,113,905

End of period		$2,225,323,080		$2,051,776,789

Undistributed (overdistributed) net investment income		$4,196,989		$(257,595)

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2045 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$6,178,389		$9,335,908
Net realized gains on investments		1,355,484		24,679,343
Net change in unrealized gains (losses) on investments		32,331,549		77,537,929

Net increase in net assets resulting from operations		39,865,422		111,553,180

Distributions to shareholders from
Net investment income
Class A		(1,430)		(610)
Class R		(114)		(145)[1]
Class R4		(1,166,597)		(1,885,715)
Class R6[2]		(2,244,047)		(4,464,186)
Administrator Class		(719,606)		(1,344,736)
Investor Class		(511,836)		(1,619,215)
Net realized gains
Class A		0		(3,345)
Class R		0		(1,074)[1]
Class R4		0		(6,285,965)
Class R6[2]		0		(10,492,142)
Administrator Class		0		(4,267,535)
Investor Class		0		(4,047,659)

Total distributions to shareholders		(4,643,630)		(34,412,327)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,201	363,305	13,113	146,324
Class R	0	0	2,392 [1]	25,000 [1]
Class R4	3,179,694	37,014,110	17,678,020	191,966,356
Class R6[2]	6,300,850	73,135,525	12,559,086	136,282,053
Administrator Class	1,379,838	16,085,271	3,813,799	41,792,561
Investor Class	2,372,360	27,633,780	5,025,015	54,655,093

		154,231,991		424,867,387

Reinvestment of distributions
Class A	122	1,430	361	3,955
Class R	10	114	110 [1]	1,219 [1]
Class R4	95,378	1,112,956	716,178	7,822,173
Class R6[2]	192,585	2,242,768	1,375,388	14,935,305
Administrator Class	61,313	719,606	512,517	5,612,271
Investor Class	43,413	511,762	519,969	5,665,832

		4,588,636		34,040,755

Payment for shares redeemed
Class A	(3,607)	(41,612)	(139)	(1,526)
Class R4	(3,163,209)	(36,845,604)	(3,285,143)	(35,801,148)
Class R6[2]	(3,848,085)	(44,640,049)	(20,376,807)	(220,646,049)
Administrator Class	(1,057,195)	(12,320,432)	(1,699,798)	(18,525,010)
Investor Class	(2,700,938)	(31,690,835)	(13,323,334)	(147,299,430)

		(125,538,532)		(422,273,163)

Net increase in net assets resulting from capital share transactions		33,282,095		36,634,979

Total increase in net assets		68,503,887		113,775,832

Net assets
Beginning of period		703,237,951		589,462,119

End of period		$771,741,838		$703,237,951

Undistributed net investment income		$1,639,576		$104,817

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$11,517,607			$16,884,882
Net realized gains on investments		2,374,130			45,429,823
Net change in unrealized gains (losses) on investments		59,231,983			130,295,644

Net increase in net assets resulting from operations		73,123,720			192,610,349

Distributions to shareholders from
Net investment income
Class A		(6,091)			(645)
Class C		(1,231)			(182)
Class R		(109)			(145)[1]
Class R4		(2,076,473)			(3,438,176)
Class R6[2]		(5,106,683)			(10,603,275)
Administrator Class		(1,204,195)			(2,195,687)
Investor Class		(281,911)			(552,152)
Net realized gains
Class A		0			(3,757)
Class C		0			(1,770)
Class R		0			(1,096)[1]
Class R4		0			(11,544,946)
Class R6[2]		0			(25,762,292)
Administrator Class		0			(7,268,750)
Investor Class		0			(2,117,703)

Total distributions to shareholders		(8,676,693)			(63,490,576)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	104,925	1,167,610	17,874		191,063
Class C	26,063	287,617	13,605		144,627
Class R	0	0	2,523	[1]	25,000 [1]
Class R4	6,328,361	70,396,647	32,693,178		338,904,173
Class R6[2]	10,001,026	111,161,503	21,384,126		221,409,343
Administrator Class	3,820,486	42,347,491	7,841,666		81,546,121
Investor Class	883,377	9,795,320	2,115,731		22,005,330

		235,156,188			664,225,657

Reinvestment of distributions
Class A	535	6,027	421		4,402
Class C	104	1,154	187		1,952
Class R	10	109	118	[1]	1,241 [1]
Class R4	175,850	1,985,347	1,378,903		14,387,975
Class R6[2]	452,509	5,104,300	3,497,414		36,326,764
Administrator Class	106,944	1,204,195	910,558		9,463,169
Investor Class	24,932	281,487	255,875		2,667,544

		8,582,619			62,853,047

Please see footnotes on page 51.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2050 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(9,387)	$(103,353)	(233)	$(2,450)
Class C	(1,212)	(13,688)	(637)	(6,913)
Class R4	(4,653,091)	(51,956,174)	(6,691,551)	(70,531,191)
Class R6[2]	(7,199,457)	(80,075,174)	(39,102,784)	(403,743,930)
Administrator Class	(2,426,869)	(26,984,000)	(4,791,764)	(49,741,513)
Investor Class	(779,067)	(8,667,539)	(1,052,072)	(10,997,257)

		(167,799,928)		(535,023,254)

Net increase in net assets resulting from capital share transactions		75,938,879		192,055,450

Total increase in net assets		140,385,906		321,175,223

Net assets
Beginning of period		1,262,229,867		941,054,644

End of period		$1,402,615,773		$1,262,229,867

Undistributed (overdistributed) net investment income		$2,735,909		$(105,005)

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$1,121,349		$1,176,544
Net realized gains on investments		65,873		1,588,573
Net change in unrealized gains (losses) on investments		6,098,734		10,516,963

Net increase in net assets resulting from operations		7,285,956		13,282,080

Distributions to shareholders from
Net investment income
Class A		(1,307)		(286)
Class R		(110)		(138)[1]
Class R4		(153,431)		(186,529)
Class R6[2]		(598,166)		(811,744)
Administrator Class		(47,045)		(77,457)
Investor Class		(24,195)		(26,900)
Net realized gains
Class A		0		(480)
Class R		0		(349)[1]
Class R4		0		(235,580)
Class R6[2]		0		(766,930)
Administrator Class		0		(90,033)
Investor Class		0		(42,050)

Total distributions to shareholders		(824,254)		(2,238,476)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	26,735	342,656	4,048	49,156
Class R	0	0	2,270 [1]	25,000 [1]
Class R4	856,183	10,979,126	2,171,972	25,571,996
Class R6[2]	3,237,810	41,415,852	6,059,606	70,856,116
Administrator Class	287,620	3,687,718	487,291	5,753,225
Investor Class	248,594	3,155,745	297,719	3,493,119

		59,581,097		105,748,612

Reinvestment of distributions
Class A	100	1,295	64	766
Class R	9	110	41 [1]	487 [1]
Class R4	11,010	142,060	33,678	401,965
Class R6[2]	46,486	598,166	133,432	1,578,247
Administrator Class	3,651	47,045	14,139	167,490
Investor Class	1,888	24,167	5,830	68,854

		812,843		2,217,809

Payment for shares redeemed
Class A	(2,057)	(26,610)	(146)	(1,765)
Class R4	(411,641)	(5,316,518)	(581,266)	(7,002,425)
Class R6[2]	(1,543,355)	(19,752,292)	(3,635,426)	(42,481,310)
Administrator Class	(196,781)	(2,520,476)	(266,045)	(3,151,208)
Investor Class	(117,334)	(1,510,502)	(89,744)	(1,053,130)

		(29,126,398)		(53,689,838)

Net increase in net assets resulting from capital share transactions		31,267,542		54,276,583

Total increase in net assets		37,729,244		65,320,187

Net assets
Beginning of period		107,705,447		42,385,260

End of period		$145,434,691		$107,705,447

Undistributed net investment income		$390,221		$93,126

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.85	0.07	[4]	0.18	(0.04)	0.00	$11.06
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00	$10.56
Year ended February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00	$10.04
Class B
Six months ended August 31, 2014 (unaudited)	$11.30	0.03	[4]	0.19	(0.02)	0.00	$11.50
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00	$10.87
Year ended February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00	$10.31
Class C
Six months ended August 31, 2014 (unaudited)	$11.11	0.03	[4]	0.18	(0.02)	0.00	$11.30
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00	$10.78
Year ended February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00	$10.25
Class R
Six months ended August 31, 2014 (unaudited)	$10.85	0.06		0.18	(0.04)	0.00	$11.05
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2014 (unaudited)	$11.10	0.09		0.18	(0.05)	0.00	$11.32
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$11.08	0.10		0.18	(0.05)	0.00	$11.31
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00	$10.77
Year ended February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00	$10.24
Administrator Class
Six months ended August 31, 2014 (unaudited)	$11.07	0.08	[4]	0.18	(0.04)	0.00	$11.29
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00	$10.75
Year ended February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00	$10.19
Investor Class
Six months ended August 31, 2014 (unaudited)	$11.05	0.07		0.18	(0.04)	0.00	$11.26
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)	$11.05
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)	$11.04
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)	$11.05
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00	$10.74
Year ended February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00	$10.21

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

6.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.99%	0.81%	2.32%	18%	$16,493
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822
1.82%	1.10%	0.97%	7.56%	51%	$22,862
2.29%	1.24%	1.13%	16.13%	91%	$22,145

0.60%	1.71%	1.56%	1.94%	18%	$29
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242
1.08%	1.85%	1.72%	6.78%	51%	$865
1.58%	2.00%	1.89%	15.23%	91%	$2,155

0.60%	1.74%	1.56%	1.92%	18%	$3,855
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100
1.07%	1.85%	1.72%	6.69%	51%	$5,605
1.56%	1.93%	1.82%	15.30%	91%	$5,498

1.12%	1.28%	1.06%	2.18%	18%	$27
1.02%	1.27%	1.06%	4.61%	40%	$26

1.72%	0.66%	0.45%	2.43%	18%	$352,897
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.87%	0.51%	0.30%	2.56%	18%	$250,581
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645
2.31%	0.66%	0.45%	8.14%	51%	$580,536
2.73%	0.72%	0.53%	16.67%	91%	$254,513

1.52%	0.83%	0.65%	2.40%	18%	$113,193
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886
1.99%	0.93%	0.80%	7.70%	51%	$77,216
2.53%	1.00%	0.82%	16.30%	91%	$63,796

1.31%	1.05%	0.86%	2.27%	18%	$70,711
1.28%	1.08%	0.86%	2.61%	40%	$72,839
1.48%	1.14%	0.86%	2.32%	39%	$107,673
1.79%	1.15%	0.86%	5.59%	46%	$107,779
1.91%	1.18%	0.86%	7.72%	51%	$86,784
2.41%	1.28%	0.89%	16.33%	91%	$39,395

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$13.33	0.10	[4]	0.23		(0.05)	0.00	$13.61
Year ended February 28, 2014	$13.30	0.19	[4]	0.31		(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19		(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43		(0.24)	0.00	$13.26
Year ended February 28, 2011	$12.04	0.22	[4]	0.88		(0.28)	0.00	$12.86
Year ended February 28, 2010	$10.15	0.25	[4]	1.93		(0.29)	(0.00)[5]	$12.04
Class B
Six months ended August 31, 2014 (unaudited)	$13.49	0.05	[4]	0.25		(0.03)	0.00	$13.76
Year ended February 28, 2014	$13.43	0.08	[4]	0.32		(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19		(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44		(0.12)	0.00	$13.37
Year ended February 28, 2011	$12.10	0.12	[4]	0.88		(0.17)	0.00	$12.93
Year ended February 28, 2010	$10.18	0.17	[4]	1.93		(0.18)	(0.00)[5]	$12.10
Class C
Six months ended August 31, 2014 (unaudited)	$13.52	0.05	[4]	0.24		(0.03)	0.00	$13.78
Year ended February 28, 2014	$13.48	0.09	[4]	0.31		(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19		(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43		(0.14)	0.00	$13.44
Year ended February 28, 2011	$12.19	0.12	[4]	0.91		(0.19)	0.00	$13.03
Year ended February 28, 2010	$10.27	0.16	[4]	1.96		(0.20)	(0.00)[5]	$12.19
Class R
Six months ended August 31, 2014 (unaudited)	$13.28	0.08	[4]	0.25		(0.05)	0.00	$13.56
Year ended February 28, 2014[6]	$13.08	0.10	[4]	0.58		(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2014 (unaudited)	$13.46	0.13	[4]	0.23		(0.06)	0.00	$13.76
Year ended February 28, 2014	$13.43	0.24	[4]	0.31		(0.22)	(0.30)	$13.46
Year ended February 28, 2013[7]	$13.56	0.08		0.00	[5]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$13.45	0.14		0.24		(0.07)	0.00	$13.76
Year ended February 28, 2014	$13.43	0.25	[4]	0.32		(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19		(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45		(0.31)	0.00	$13.39
Year ended February 28, 2011	$12.15	0.28		0.88		(0.34)	0.00	$12.97
Year ended February 28, 2010	$10.24	0.31	[4]	1.95		(0.35)	(0.00)[5]	$12.15
Administrator Class
Six months ended August 31, 2014 (unaudited)	$13.46	0.11		0.24		(0.06)	0.00	$13.75
Year ended February 28, 2014	$13.42	0.21	[4]	0.32		(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19		(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43		(0.26)	0.00	$13.38
Year ended February 28, 2011	$12.14	0.24		0.89		(0.30)	0.00	$12.97
Year ended February 28, 2010	$10.24	0.27	[4]	1.95		(0.32)	(0.00)[5]	$12.14
Investor Class
Six months ended August 31, 2014 (unaudited)	$13.42	0.10		0.24		(0.05)	0.00	$13.71
Year ended February 28, 2014	$13.40	0.19	[4]	0.30		(0.17)	(0.30)	$13.42
Year ended February 28, 2013	$13.36	0.20		0.19		(0.22)	(0.13)	$13.40
Year ended February 29, 2012	$12.95	0.23		0.43		(0.25)	0.00	$13.36
Year ended February 28, 2011	$12.12	0.22	[4]	0.90		(0.29)	0.00	$12.95
Year ended February 28, 2010	$10.22	0.27	[4]	1.94		(0.31)	(0.00)[5]	$12.12

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.48%	0.99%	0.83%	2.52%	17%	$28,760
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691
1.72%	1.10%	1.00%	9.24%	47%	$42,615
2.16%	1.16%	1.10%	21.64%	86%	$42,316

0.74%	1.74%	1.58%	2.20%	17%	$31
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748
0.98%	1.85%	1.75%	8.45%	47%	$1,542
1.45%	1.92%	1.86%	20.69%	86%	$2,716

0.73%	1.75%	1.58%	2.18%	17%	$2,829
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.96%	1.85%	1.75%	8.48%	47%	$3,114
1.42%	1.91%	1.85%	20.76%	86%	$2,580

1.23%	1.27%	1.08%	2.49%	17%	$27
0.00%	1.29%	1.08%	5.36%	40%	$26

1.84%	0.66%	0.47%	2.73%	17%	$163,978
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.99%	0.52%	0.32%	2.83%	17%	$236,166
1.89%	0.57%	0.38%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343
2.23%	0.66%	0.48%	9.90%	47%	$455,447
2.63%	0.71%	0.59%	22.15%	86%	$359,320

1.64%	0.84%	0.67%	2.61%	17%	$192,550
1.55%	0.86%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.92%	0.83%	5.25%	43%	$190,863
1.88%	0.93%	0.83%	9.44%	47%	$191,943
2.36%	0.98%	0.86%	21.86%	86%	$172,322

1.43%	1.06%	0.88%	2.57%	17%	$61,321
1.39%	1.08%	0.88%	3.78%	40%	$60,396
1.49%	1.14%	0.89%	3.01%	37%	$64,161
1.73%	1.15%	0.89%	5.21%	43%	$61,766
1.79%	1.18%	0.89%	9.40%	47%	$53,646
2.27%	1.26%	0.92%	21.86%	86%	$25,103

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.38	0.08		0.21	(0.07)	0.00	$10.60
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2014 (unaudited)	$10.52	0.06		0.23	(0.06)	0.00	$10.75
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2014 (unaudited)	$10.40	0.09	[4]	0.23	(0.09)	0.00	$10.63
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$10.39	0.10		0.23	(0.10)	0.00	$10.62
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)	$9.81
Year ended February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00	$9.05
Administrator Class
Six months ended August 31, 2014 (unaudited)	$10.52	0.09		0.22	(0.08)	0.00	$10.75
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)	$9.92
Year ended February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00	$9.15
Investor Class
Six months ended August 31, 2014 (unaudited)	$10.53	0.08		0.22	(0.07)	0.00	$10.76
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)	$10.53
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)	$10.26
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)	$10.11
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)	$9.93
Year ended February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00	$9.16

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.46%	0.99%	0.84%	2.84%	16%	$666
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.22%	1.25%	1.09%	2.77%	16%	$27
1.14%	1.26%	1.09%	6.51%	38%	$27

1.82%	0.66%	0.48%	3.08%	16%	$182,751
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.97%	0.51%	0.33%	3.16%	16%	$446,577
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453
2.11%	0.66%	0.49%	11.68%	44%	$387,146
2.43%	0.72%	0.54%	27.56%	77%	$235,807

1.62%	0.83%	0.68%	2.95%	16%	$208,621
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759
1.76%	0.93%	0.84%	11.28%	44%	$61,227
1.89%	1.03%	0.86%	27.28%	77%	$42,190

1.43%	1.05%	0.89%	2.85%	16%	$120,740
1.36%	1.08%	0.89%	5.49%	38%	$122,400
1.46%	1.14%	0.90%	4.08%	35%	$200,596
1.65%	1.15%	0.90%	4.67%	40%	$165,774
1.69%	1.18%	0.90%	11.22%	44%	$142,622
1.75%	1.31%	0.93%	27.19%	77%	$43,004

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$15.14	0.11	[4]	0.40	(0.08)	0.00	$15.57
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00	$13.97
Year ended February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]	$12.54
Class B
Six months ended August 31, 2014 (unaudited)	$15.13	0.05	[4]	0.40	(0.01)	0.00	$15.57
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00	$13.85
Year ended February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]	$12.41
Class C
Six months ended August 31, 2014 (unaudited)	$15.08	0.05		0.40	(0.03)	0.00	$15.50
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00	$13.93
Year ended February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]	$12.51
Class R
Six months ended August 31, 2014 (unaudited)	$15.10	0.09	[4]	0.41	(0.08)	0.00	$15.52
Year ended February 28, 2014[6]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2014 (unaudited)	$15.40	0.14		0.41	(0.11)	0.00	$15.84
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[7]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$15.40	0.15		0.41	(0.12)	0.00	$15.84
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00	$14.19
Year ended February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]	$12.73
Administrator Class
Six months ended August 31, 2014 (unaudited)	$15.36	0.12		0.41	(0.09)	0.00	$15.80
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00	$14.15
Year ended February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]	$12.70
Investor Class
Six months ended August 31, 2014 (unaudited)	$15.34	0.11		0.41	(0.08)	0.00	$15.78
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)	$15.34
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)	$14.72
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)	$14.43
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00	$14.14
Year ended February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]	$12.70

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.43%	0.95%	0.86%	3.37%	13%	$68,499
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955
1.46%	1.08%	1.02%	13.41%	39%	$77,784
1.77%	1.15%	1.11%	33.45%	66%	$72,653

0.68%	1.70%	1.61%	2.99%	13%	$169
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048
0.73%	1.83%	1.77%	12.57%	39%	$2,428
1.04%	1.90%	1.86%	32.44%	66%	$5,030

0.68%	1.70%	1.61%	2.99%	13%	$5,587
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600
0.70%	1.83%	1.77%	12.65%	39%	$3,922
1.00%	1.90%	1.86%	32.35%	66%	$2,752

1.16%	1.23%	1.11%	3.30%	13%	$42
1.07%	1.24%	1.11%	8.37%	35%	$27

1.79%	0.62%	0.50%	3.56%	13%	$784,098
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.93%	0.47%	0.35%	3.63%	13%	$1,165,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
2.22%	0.69%	0.60%	33.98%	66%	$822,479

1.60%	0.79%	0.70%	3.48%	13%	$750,822
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494
1.62%	0.91%	0.85%	13.60%	39%	$439,314
1.96%	0.97%	0.88%	33.64%	66%	$342,078

1.37%	1.01%	0.91%	3.40%	13%	$208,990
1.35%	1.04%	0.91%	8.14%	35%	$193,249
1.43%	1.12%	0.91%	5.12%	32%	$173,813
1.54%	1.13%	0.91%	4.12%	35%	$144,478
1.53%	1.15%	0.91%	13.56%	39%	$119,297
1.84%	1.24%	0.94%	33.51%	66%	$53,535

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.56	0.07		0.34	(0.06)	0.00	$10.91
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[4]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2014 (unaudited)	$10.57	0.06		0.34	(0.04)	0.00	$10.93
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2014 (unaudited)	$10.58	0.09		0.33	(0.07)	0.00	$10.93
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[4]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[6]
Six months ended August 31, 2014 (unaudited)	$10.57	0.10		0.34	(0.08)	0.00	$10.93
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[7]	0.16	(0.18)	(0.23)	$9.71
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)	$9.79
Year ended February 28, 2010	$6.24	0.18	[7]	2.39	(0.13)	0.00	$8.68
Administrator Class
Six months ended August 31, 2014 (unaudited)	$10.60	0.08		0.33	(0.06)	0.00	$10.95
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[7]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[7]	0.17	(0.15)	(0.23)	$9.74
Year ended February 28, 2011	$8.69	0.13	[7]	1.26	(0.15)	(0.12)	$9.81
Year ended February 28, 2010	$6.25	(0.04)[7]		2.61	(0.13)	0.00	$8.69
Investor Class
Six months ended August 31, 2014 (unaudited)	$10.59	0.07		0.33	(0.05)	0.00	$10.94
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)	$10.59
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)	$9.97
Year ended February 29, 2012	$9.80	0.14	[7]	0.15	(0.14)	(0.23)	$9.72
Year ended February 28, 2011	$8.68	0.13	[7]	1.25	(0.14)	(0.12)	$9.80
Year ended February 28, 2010	$6.25	(0.08)[7]		2.64	(0.13)	0.00	$8.68

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

5.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

6.	On June 1, 2013, Institutional Class was renamed Class R6.

7.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

1.41%	0.96%	0.86%	3.89%	11%	$2,622
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.16%	1.21%	1.11%	3.82%	11%	$29
0.96%	1.22%	1.11%	10.27%	32%	$28

1.77%	0.63%	0.50%	4.11%	11%	$357,294
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.92%	0.48%	0.35%	4.19%	11%	$1,469,138
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
2.07%	0.66%	0.53%	41.46%	54%	$1,057,514

1.57%	0.80%	0.70%	3.92%	11%	$376,855
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673
1.46%	0.91%	0.85%	16.32%	33%	$69,590
(0.51)%	1.01%	0.89%	41.33%	54%	$39,111

1.37%	1.02%	0.91%	3.83%	11%	$248,778
1.28%	1.05%	0.91%	10.91%	32%	$236,714
1.41%	1.12%	0.91%	6.31%	28%	$377,357
1.42%	1.14%	0.91%	3.32%	31%	$300,434
1.39%	1.15%	0.91%	16.22%	33%	$256,544
(0.93)%	1.29%	0.95%	41.19%	54%	$70,228

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$16.61	0.13		0.59	(0.08)	0.00	$17.25
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00	$14.81
Year ended February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]	$12.65
Class B
Six months ended August 31, 2014 (unaudited)	$16.36	0.05		0.60	(0.00)[8]	0.00	$17.01
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00	$14.53
Year ended February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]	$12.41
Class C
Six months ended August 31, 2014 (unaudited)	$16.25	0.06		0.59	(0.04)	0.00	$16.86
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00	$14.53
Year ended February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]	$12.43
Class R
Six months ended August 31, 2014 (unaudited)	$16.61	0.09		0.61	(0.07)	0.00	$17.24
Year ended February 28, 2014[6]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2014 (unaudited)	$16.83	0.15		0.61	(0.11)	0.00	$17.48
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[7]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$16.81	0.16		0.62	(0.12)	0.00	$17.47
Year ended February 28, 2014	$15.49	0.29	[4]	1.86	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00	$14.98
Year ended February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]	$12.79
Administrator Class
Six months ended August 31, 2014 (unaudited)	$16.82	0.13		0.62	(0.10)	0.00	$17.47
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00	$14.98
Year ended February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]	$12.79
Investor Class
Six months ended August 31, 2014 (unaudited)	$16.77	0.11		0.62	(0.08)	0.00	$17.42
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)	$16.77
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)	$15.46
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)	$14.88
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00	$14.95
Year ended February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]	$12.77

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.39%	0.95%	0.87%	4.36%	8%	$61,861
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857
1.21%	1.06%	1.02%	2.27%	26%	$60,087
1.15%	1.09%	1.03%	18.71%	28%	$62,209
1.32%	1.16%	1.12%	48.17%	43%	$55,735

0.66%	1.70%	1.62%	3.99%	8%	$173
0.50%	1.74%	1.67%	12.65%	29%	$290
0.57%	1.81%	1.77%	6.54%	25%	$463
0.50%	1.81%	1.77%	1.43%	26%	$872
0.42%	1.84%	1.78%	17.88%	28%	$1,962
0.60%	1.92%	1.88%	46.98%	43%	$3,173

0.64%	1.70%	1.62%	3.97%	8%	$4,492
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465
0.45%	1.82%	1.77%	1.47%	26%	$3,120
0.38%	1.84%	1.78%	17.80%	28%	$2,456
0.58%	1.91%	1.87%	47.11%	43%	$1,671

1.15%	1.23%	1.12%	4.23%	8%	$35
0.87%	1.22%	1.12%	12.19%	29%	$28

1.75%	0.62%	0.51%	4.54%	8%	$887,342
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.90%	0.47%	0.36%	4.67%	8%	$1,175,365
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
1.74%	0.71%	0.61%	48.76%	43%	$639,598

1.55%	0.79%	0.71%	4.45%	8%	$710,721
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735
1.37%	0.91%	0.86%	2.41%	26%	$395,067
1.30%	0.92%	0.86%	18.85%	28%	$373,853
1.49%	0.98%	0.89%	48.60%	43%	$254,340

1.34%	1.01%	0.92%	4.37%	8%	$218,755
1.21%	1.04%	0.92%	13.47%	29%	$201,506
1.38%	1.13%	0.92%	7.41%	25%	$158,551
1.30%	1.14%	0.92%	2.36%	26%	$124,145
1.21%	1.17%	0.92%	18.84%	28%	$99,234
1.36%	1.25%	0.94%	48.33%	43%	$46,963

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$11.02	0.08	[4]	0.45	(0.06)	0.00	$11.49
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[5]	$9.60	0.02	[4]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2014 (unaudited)	$11.09	0.06		0.45	(0.04)	0.00	$11.56
Year ended February 28, 2014[6]	$10.16	0.06	[4]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2014 (unaudited)	$11.03	0.10		0.44	(0.07)	0.00	$11.50
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[5]	$9.60	0.03	[4]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$11.03	0.10		0.45	(0.08)	0.00	$11.50
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)	$9.50
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)	$9.61
Year ended February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00	$8.19
Administrator Class
Six months ended August 31, 2014 (unaudited)	$11.06	0.09		0.44	(0.06)	0.00	$11.53
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)	$9.53
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)	$9.65
Year ended February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00	$8.22
Investor Class
Six months ended August 31, 2014 (unaudited)	$11.10	0.07		0.45	(0.05)	0.00	$11.57
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)	$11.10
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)	$10.05
Year ended February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)	$9.56
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)	$9.67
Year ended February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00	$8.24

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.97%	0.88%	4.81%	6%	$1,085
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.13%	1.22%	1.13%	4.63%	6%	$30
0.79%	1.26%	1.13%	13.76%	26%	$28

1.72%	0.64%	0.52%	4.95%	6%	$310,896
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.87%	0.49%	0.37%	5.02%	6%	$628,807
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784
1.52%	0.68%	0.52%	21.21%	24%	$338,577
1.40%	0.75%	0.57%	54.85%	34%	$170,172

1.52%	0.81%	0.72%	4.84%	6%	$250,171
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039
1.17%	0.94%	0.87%	20.87%	24%	$50,226
1.20%	1.06%	0.89%	53.96%	34%	$25,950

1.32%	1.03%	0.93%	4.72%	6%	$201,145
1.21%	1.08%	0.93%	15.77%	26%	$193,717
1.35%	1.15%	0.93%	8.38%	22%	$310,066
1.21%	1.16%	0.93%	1.60%	22%	$244,138
1.09%	1.19%	0.93%	20.74%	24%	$204,364
1.09%	1.34%	0.95%	53.70%	34%	$60,611

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$18.90	0.14		0.83	(0.09)	0.00	$19.78
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00	$16.40
Year ended February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]	$13.60
Class B
Six months ended August 31, 2014 (unaudited)	$18.06	0.06	[4]	0.79	(0.00)[8]	0.00	$18.91
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00	$15.67
Year ended February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]	$12.99
Class C
Six months ended August 31, 2014 (unaudited)	$17.85	0.05	[4]	0.79	(0.04)	0.00	$18.65
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00	$15.60
Year ended February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]	$12.95
Class R
Six months ended August 31, 2014 (unaudited)	$18.90	0.09		0.85	(0.08)	0.00	$19.76
Year ended February 28, 2014[6]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2014 (unaudited)	$19.28	0.17		0.85	(0.13)	0.00	$20.17
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[7]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$19.27	0.18	[4]	0.86	(0.14)	0.00	$20.17
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00	$16.69
Year ended February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]	$13.84
Administrator Class
Six months ended August 31, 2014 (unaudited)	$19.25	0.15		0.85	(0.11)	0.00	$20.14
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00	$16.67
Year ended February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]	$13.82
Investor Class
Six months ended August 31, 2014 (unaudited)	$19.21	0.13		0.84	(0.09)	0.00	$20.09
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)	$19.21
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)	$17.19
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)	$16.32
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00	$16.65
Year ended February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]	$13.81

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.96%	0.88%	5.16%	5%	$112,580
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841
0.95%	1.10%	1.04%	21.98%	21%	$113,494
1.03%	1.17%	1.12%	57.33%	29%	$100,278

0.64%	1.70%	1.63%	4.72%	5%	$195
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564
0.23%	1.86%	1.79%	21.08%	21%	$2,863
0.86%	1.93%	1.89%	56.01%	29%	$3,876

0.60%	1.71%	1.63%	4.72%	5%	$5,660
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623
0.19%	1.85%	1.79%	21.08%	21%	$3,038
0.41%	1.92%	1.87%	56.02%	29%	$2,226

1.11%	1.25%	1.13%	4.96%	5%	$30
0.75%	1.24%	1.13%	14.96%	25%	$29

1.71%	0.63%	0.52%	5.28%	5%	$671,239
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.86%	0.48%	0.37%	5.40%	5%	$831,601
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499
1.44%	0.67%	0.52%	22.66%	21%	$654,804
1.42%	0.72%	0.62%	58.11%	29%	$377,937

1.51%	0.80%	0.72%	5.19%	5%	$469,686
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378
1.11%	0.94%	0.87%	22.21%	21%	$260,524
1.26%	0.99%	0.90%	57.54%	29%	$176,917

1.30%	1.02%	0.93%	5.12%	5%	$134,333
1.13%	1.05%	0.93%	17.53%	25%	$119,774
1.33%	1.14%	0.93%	9.10%	20%	$86,745
1.14%	1.15%	0.93%	0.96%	20%	$64,452
1.01%	1.18%	0.93%	22.10%	21%	$48,906
1.16%	1.27%	0.96%	57.54%	29%	$20,959

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$11.43	0.08		0.53	(0.06)	0.00	$11.98
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2014 (unaudited)	$11.54	0.06		0.54	(0.05)	0.00	$12.09
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2014 (unaudited)	$11.46	0.10		0.53	(0.08)	0.00	$12.01
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$11.44	0.11		0.53	(0.08)	0.00	$12.00
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)	$9.62
Year ended February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)	$8.08
Administrator Class
Six months ended August 31, 2014 (unaudited)	$11.51	0.09		0.52	(0.06)	0.00	$12.06
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)	$9.66
Year ended February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)	$8.12
Investor Class
Six months ended August 31, 2014 (unaudited)	$11.55	0.08		0.52	(0.05)	0.00	$12.10
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)	$11.55
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)	$10.26
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)	$9.62
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)	$9.69
Year ended February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)	$8.14

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income [1]	Gross expenses[1]	Net expenses[1]

1.35%	0.99%	0.88%	5.36%	4%	$507
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.10%	1.26%	1.13%	5.17%	4%	$30
0.68%	1.30%	1.13%	15.52%	24%	$29

1.70%	0.66%	0.52%	5.56%	4%	$184,344
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.85%	0.51%	0.37%	5.64%	4%	$337,106
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067
1.26%	0.70%	0.52%	23.08%	20%	$141,871
1.26%	0.95%	0.59%	58.02%	27%	$51,776

1.51%	0.83%	0.72%	5.36%	4%	$137,256
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964
1.02%	0.97%	0.87%	22.56%	20%	$27,698
1.11%	1.22%	0.89%	57.87%	27%	$14,948

1.31%	1.05%	0.93%	5.24%	4%	$112,499
1.18%	1.10%	0.93%	18.44%	24%	$110,633
1.32%	1.18%	0.93%	9.39%	19%	$178,137
1.12%	1.17%	0.93%	0.80%	19%	$115,546
0.98%	1.21%	0.93%	22.58%	20%	$84,881
1.12%	1.51%	0.95%	57.49%	27%	$12,352

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.93	0.07	[4]	0.52	(0.07)	0.00	$11.45
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2014 (unaudited)	$10.91	0.03		0.52	(0.04)	0.00	$11.42
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2014 (unaudited)	$10.95	0.06		0.51	(0.04)	0.00	$11.48
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2014 (unaudited)	$10.96	0.10		0.50	(0.07)	0.00	$11.49
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$10.95	0.10		0.52	(0.08)	0.00	$11.49
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Year ended February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)	$9.50
Year ended February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)	$8.10
Administrator Class
Six months ended August 31, 2014 (unaudited)	$10.92	0.08		0.52	(0.06)	0.00	$11.46
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18
Year ended February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)	$9.48
Year ended February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)	$8.10
Investor Class
Six months ended August 31, 2014 (unaudited)	$10.96	0.07		0.51	(0.05)	0.00	$11.49
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)	$10.96
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)	$9.73
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)	$9.21
Year ended February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)	$9.51
Year ended February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)	$8.11

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.22%	0.97%	0.88%	5.37%	4%	$1,320
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.54%	1.72%	1.63%	5.03%	4%	$456
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.09%	1.26%	1.13%	5.23%	4%	$30
0.69%	1.27%	1.13%	15.67%	23%	$29

1.70%	0.64%	0.52%	5.49%	4%	$343,600
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.86%	0.49%	0.37%	5.66%	4%	$764,989
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308
1.43%	0.67%	0.52%	23.17%	20%	$560,746
1.19%	0.71%	0.57%	58.33%	27%	$389,918

1.50%	0.81%	0.72%	5.52%	4%	$229,308
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984
1.07%	0.94%	0.87%	22.58%	20%	$69,492
1.49%	1.04%	0.90%	57.99%	27%	$37,853

1.30%	1.03%	0.93%	5.31%	4%	$62,912
1.10%	1.07%	0.93%	18.67%	23%	$58,583
1.33%	1.16%	0.93%	9.49%	19%	$39,188
1.12%	1.16%	0.93%	0.75%	19%	$28,615
1.02%	1.19%	0.93%	22.54%	20%	$24,771
1.00%	1.28%	0.95%	57.89%	27%	$19,359

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$12.63	0.07		0.61		(0.07)	0.00	$13.24
Year ended February 28, 2014	$10.90	0.14		1.87		(0.13)	(0.15)	$12.63
Year ended February 28, 2013[4]	$10.19	0.03	[5]	0.72		(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2014 (unaudited)	$12.51	0.07		0.59		(0.05)	0.00	$13.12
Year ended February 28, 2014[6]	$11.01	0.06		1.65		(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2014 (unaudited)	$12.65	0.11		0.59		(0.08)	0.00	$13.27
Year ended February 28, 2014	$10.91	0.15		1.90		(0.16)	(0.15)	$12.65
Year ended February 28, 2013[4]	$10.19	0.04	[5]	0.72		(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$12.63	0.12	[5]	0.59		(0.09)	0.00	$13.25
Year ended February 28, 2014	$10.90	0.19		1.87		(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83		(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[5]	0.00	[9]	0.00	0.00	$10.08
Administrator Class
Six months ended August 31, 2014 (unaudited)	$12.62	0.09		0.60		(0.07)	0.00	$13.24
Year ended February 28, 2014	$10.90	0.14		1.87		(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[5]	0.81		(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[5]	0.00	[9]	0.00	0.00	$10.06
Investor Class
Six months ended August 31, 2014 (unaudited)	$12.52	0.08		0.59		(0.06)	0.00	$13.13
Year ended February 28, 2014	$10.81	0.14		1.85		(0.13)	(0.15)	$12.52
Year ended February 28, 2013	$10.05	0.13		0.80		(0.17)	0.00	$10.81
Year ended February 29, 2012[8]	$10.00	0.06	[5]	(0.01)		0.00	0.00	$10.05

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

5.	Calculated based upon average shares outstanding

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

8.	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

9.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.34%	1.08%	0.88%	5.36%	4%	$397
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.08%	1.38%	1.13%	5.26%	4%	$30
0.73%	1.48%	1.13%	15.66%	23%	$29

1.70%	0.75%	0.52%	5.55%	4%	$27,647
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.85%	0.60%	0.37%	5.63%	4%	$101,156
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.38%	0.92%	0.72%	5.48%	4%	$10,127
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

1.31%	1.14%	0.93%	5.35%	4%	$6,078
1.06%	1.27%	0.93%	18.62%	23%	$4,130
1.23%	1.64%	0.93%	9.52%	19%	$1,254
0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	10%	9%	11%	27%	17%	15%	5%	4%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1	1	3	12	13	20	10	19	7	13	1
Wells Fargo Advantage Short-Term Investment Portfolio	9	4	5	17	14	17	8	13	4	8	1

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	77

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.17% as the average daily net assets of each Fund increase. Prior to July 1, 2014, Funds Management received an annual advisory fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. For the six months ended August 31, 2014, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.22
Target 2045 Fund	0.24
Target 2050 Fund	0.23
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	79

specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93

After June 30, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares. For the six months ended August 31, 2014, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$513	$0	$0
Target 2010 Fund	111	0	0
Target 2015 Fund	612	N/A	N/A
Target 2020 Fund	1,077	0	0
Target 2025 Fund	1,697	N/A	N/A
Target 2030 Fund	3,075	0	48
Target 2035 Fund	862	N/A	N/A
Target 2040 Fund	1,761	0	0
Target 2045 Fund	831	N/A	N/A
Target 2050 Fund	3,117	N/A	15
Target 2055 Fund	392	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$148,338,015	$43,350,657	$108,253,040	$19,385,100
Target 2010 Fund	125,864,469	37,363,653	91,852,459	17,123,636
Target 2015 Fund	157,635,680	49,230,618	115,038,223	24,278,717
Target 2020 Fund	401,969,791	138,400,319	293,346,598	76,870,813
Target 2025 Fund	255,506,550	101,369,243	186,461,717	64,443,661
Target 2030 Fund	227,534,526	111,224,242	166,048,496	81,758,128
Target 2035 Fund	67,048,518	44,515,938	48,930,181	37,747,785
Target 2040 Fund	62,737,538	63,804,234	45,784,146	61,083,584
Target 2045 Fund	12,649,692	20,566,354	9,231,400	21,273,778
Target 2050 Fund	19,317,827	36,789,012	14,097,624	38,746,944
Target 2055 Fund	1,989,765	3,789,322	1,452,076	3,990,992

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple affiliated Master Portfolios. Purchases and sales have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$994
Target 2010 Fund	882
Target 2015 Fund	1,172
Target 2020 Fund	3,553
Target 2025 Fund	3,872
Target 2030 Fund	4,729
Target 2035 Fund	2,156
Target 2040 Fund	3,409
Target 2045 Fund	1,172
Target 2050 Fund	2,109
Target 2055 Fund	192

For the six months ended August 31, 2014, there were no borrowings by the Funds under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	81

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 24, 2014, the Funds declared distributions from net investment income to shareholders of record on September 23, 2014. The per share amounts payable on September 25, 2014 were as follows:

Net investment income	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.04143	$0.05154	$0.03582	$0.05050	$0.03548	$0.05321	$0.03431	$0.03126	$0.03400
Class B	N/A	0.02008	N/A	0.01235	N/A	0.00511	N/A	N/A	N/A
Class C	N/A	0.02397	N/A	0.02107	N/A	0.02028	N/A	0.01152	N/A
Class R	0.03100	0.04348	0.02736	0.04421	0.02466	0.04362	0.02353	0.02291	0.02514
Class R4	0.04702	0.06557	0.04363	0.06627	0.04203	0.07113	0.04158	0.03944	0.04362
Class R6	0.05105	0.07150	0.04777	0.07278	0.04636	0.07861	0.04604	0.04368	0.04830
Administrator Class	0.04164	0.05762	0.03831	0.05753	0.03639	0.06097	0.03568	0.03389	0.03739
Investor Class	0.03568	0.04959	0.03257	0.04861	0.03024	0.05093	0.02933	0.02789	0.03146

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.93%
FHLB	0.38-6.00%	2-19-2016 to 11-1-2043	$152,596,737	$158,450,780	2.57%
FHLMC	0.50-6.75	9-10-2015 to 6-1-2044	244,518,026	259,130,183	4.13
FHLMC %%	2.50	9-1-2029	20,000,000	20,247,060	0.33
FHLMC	3.50	2-1-2042	13,546,326	13,929,034	0.22
FHLMC %%	3.50	9-1-2044	13,000,000	13,353,438	0.22
FHLMC %%	4.00	9-1-2044	20,000,000	21,146,484	0.34
FNMA	0.00-7.25	11-1-2014 to 7-1-2044	633,380,348	666,564,731	10.68
FNMA	3.00	8-1-2027	14,524,343	15,088,524	0.24
FNMA %%	3.00	9-1-2044	15,000,000	14,926,466	0.24
FNMA %%	3.50	9-1-2026	12,000,000	12,670,597	0.20
FNMA	3.50	9-1-2042	12,551,012	12,932,948	0.21
FNMA %%	3.50	9-1-2044	40,000,000	41,170,624	0.66
FNMA %%	4.00	9-1-2044	41,750,000	44,230,300	0.71
FNMA %%	4.50	9-1-2041	14,000,000	15,115,625	0.24
GNMA	3.00-7.00	11-15-2023 to 9-1-2044	343,490,280	365,170,546	5.89
GNMA	3.50	4-20-2043	18,602,849	19,369,847	0.31
GNMA %%	3.50	9-1-2044	25,000,000	25,987,313	0.42
GNMA	4.50	3-15-2039	10,797,003	11,744,036	0.19
Other securities				8,388,651	0.13

Total Agency Securities (Cost $1,706,740,562)				1,739,617,187	27.93

Corporate Bonds and Notes: 20.94%

Consumer Discretionary: 1.93%

Auto Components: 0.05%
Other securities				3,327,818	0.05

Automobiles: 0.03%
Other securities				1,611,696	0.03

Diversified Consumer Services: 0.04%
Other securities				2,573,542	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				9,310,776	0.15

Household Durables: 0.04%
Other securities				2,197,907	0.04

Internet & Catalog Retail: 0.06%
Other securities				3,510,869	0.06

Leisure Products: 0.01%
Other securities				929,794	0.01

Media: 1.12%
Other securities				69,699,804	1.12

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.16%
Other securities				$10,105,677	0.16%

Specialty Retail: 0.26%
Other securities				16,369,002	0.26

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				817,395	0.01

Consumer Staples: 1.82%

Beverages: 0.50%
Other securities				31,089,862	0.50

Food & Staples Retailing: 0.50%
Other securities				31,317,121	0.50

Food Products: 0.42%
Other securities				25,768,624	0.42

Household Products: 0.12%
Other securities				7,600,050	0.12

Personal Products: 0.02%
Other securities				980,449	0.02

Tobacco: 0.26%
Other securities				16,298,325	0.26

Energy: 1.67%

Energy Equipment & Services: 0.14%
Other securities				8,475,457	0.14

Oil, Gas & Consumable Fuels: 1.53%
Other securities				95,505,074	1.53

	Interest rate	Maturity date	Principal

Financials: 7.15%

Banks: 2.03%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,263,090	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	830,614	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	808,523	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,312,466	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,120,411	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,136,636	0.02
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,259,985	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,255	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,037,110	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	755,295	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,041,738	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,051,384	0.02
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,025,008	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,051,139	0.02

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.60%	4-1-2021	$1,250,000	$1,395,925	0.02%
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,139,161	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,178,845	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,695,932	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	446,033	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	510,000	0.01
Other securities				105,049,750	1.67

				126,107,300	2.03

Capital Markets: 1.27%
Other securities				78,776,356	1.27

Consumer Finance: 0.92%
Other securities				57,374,106	0.92

Diversified Financial Services: 1.32%
Other securities				82,021,687	1.32

Insurance: 0.92%
Other securities				57,431,280	0.92

Real Estate Management & Development: 0.01%
Other securities				695,638	0.01

REITs: 0.66%
Other securities				41,262,298	0.66

Thrifts & Mortgage Finance: 0.02%
Other securities				1,343,044	0.02

Health Care: 1.82%

Biotechnology: 0.28%
Other securities				17,345,486	0.28

Health Care Equipment & Supplies: 0.20%
Other securities				12,568,389	0.20

Health Care Providers & Services: 0.50%
Other securities				31,418,383	0.50

Life Sciences Tools & Services: 0.07%
Other securities				4,387,459	0.07

Pharmaceuticals: 0.77%
Other securities				47,786,576	0.77

Industrials: 1.56%

Aerospace & Defense: 0.37%
Other securities				22,848,377	0.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.08%
Other securities	$5,391,956	0.08%

Airlines: 0.07%
Other securities	4,183,046	0.07

Building Products: 0.01%
Other securities	332,495	0.01

Commercial Services & Supplies: 0.16%
Other securities	9,899,005	0.16

Construction & Engineering: 0.01%
Other securities	776,181	0.01

Electrical Equipment: 0.09%
Other securities	5,672,240	0.09

Industrial Conglomerates: 0.20%
Other securities	12,630,046	0.20

Machinery: 0.22%
Other securities	13,629,135	0.22

Professional Services: 0.01%
Other securities	635,582	0.01

Road & Rail: 0.32%
Other securities	19,875,872	0.32

Trading Companies & Distributors: 0.02%
Other securities	1,268,750	0.02

Information Technology: 1.35%

Communications Equipment: 0.17%
Other securities	10,538,278	0.17

Electronic Equipment, Instruments & Components: 0.05%
Other securities	2,951,447	0.05

Internet Software & Services: 0.06%
Other securities	3,617,255	0.06

IT Services: 0.27%
Other securities	17,088,533	0.27

Semiconductors & Semiconductor Equipment: 0.13%
Other securities	8,404,691	0.13

Software: 0.35%
Other securities	21,550,874	0.35

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.32%
Other securities				$20,127,201	0.32%

Materials: 0.76%

Chemicals: 0.43%
Other securities				26,748,842	0.43

Construction Materials: 0.00%
Other securities				142,484	0.00

Containers & Packaging: 0.01%
Other securities				379,711	0.01

Metals & Mining: 0.21%
Other securities				12,838,504	0.21

Paper & Forest Products: 0.11%
Other securities				6,986,755	0.11

Telecommunication Services: 1.01%

Diversified Telecommunication Services: 1.00%
Other securities				62,559,153	1.00

Wireless Telecommunication Services: 0.01%
Other securities				609,660	0.01

Utilities: 1.87%

Electric Utilities: 1.43%
Other securities				89,341,186	1.43

Gas Utilities: 0.10%
Other securities				6,356,441	0.10

Independent Power & Renewable Electricity Producers: 0.01%
Other securities				816,984	0.01

Multi-Utilities: 0.31%
Other securities				19,104,655	0.31

Water Utilities: 0.02%
Other securities				1,148,845	0.02

Total Corporate Bonds and Notes (Cost $1,215,487,401)				1,304,461,428	20.94

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 25.60%
Bundesrepublik Deutschland (EUR)	1.50-6.50%	1- 4-2016 to 8-15-2046	$62,955,000	100,886,209	1.62
France Government Bond (EUR)	0.25-8.50	10-25-2015 to 4-25-2060	94,300,000	148,816,384	2.38
Italy Buoni Poliennali del Tesoro (EUR)	1.50-9.00	11- 1-2015 to 9-1-2044	108,105,000	165,199,796	2.68
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	14,754,736	0.24
Japan Government Five Year Bond (JPY)	0.20-0.60	9- 20-2015 to 3-20-2019	8,019,000,000	77,450,116	1.24
Japan Government Ten Year Bond (JPY)	0.60-2.00	12-20-2015 to 3-20-2024	24,239,000,000	242,934,101	3.91
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	1,745,000,000	17,329,077	0.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 305 (JPY)	1.30%	12-20-2019	$1,250,000,000	$12,723,281	0.20%
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	11,836,297	0.19
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	12,236,471	0.20
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	6,367,500,000	69,892,604	1.12
Japan Government Twenty Year Bond (JPY)	0.80-3.10	9-20-2017 to 6-20-2034	17,943,500,000	193,940,463	3.14
United Kingdom Gilt (GBP)	1.00-8.75	9- 7-2015 to 7-22-2068	102,700,000	195,312,839	3.13
Other securities				330,846,406	5.27

Total Foreign Government Bonds (Cost $1,592,576,107)				1,594,158,780	25.60

U.S. Treasury Securities: 23.38%
U.S. Treasury Bond	2.75-7.50	8-15-2023 to 8-15-2044	158,850,000	181,713,152	2.92
U.S. Treasury Note	0.25-9.13	9-15-2015 to 8-15-2024	650,900,000	669,995,783	10.76
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,014,070	0.24
U.S. Treasury Note	0.25	11-30-2015	34,000,000	34,021,250	0.55
U.S. Treasury Note	0.25	2-29-2016	15,000,000	14,988,870	0.24
U.S. Treasury Note	0.38	5-31-2016	13,000,000	12,993,396	0.21
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,080,162	0.40
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,711,256	0.38
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,934,375	0.24
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,822,816	0.22
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,062,808	0.19
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,273,450	0.39
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,827,500	0.19
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,287,700	0.25
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,051,564	0.19
U.S. Treasury Note	1.50	5-31-2019	25,000,000	24,888,675	0.40
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,057,820	0.32
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,964,850	0.19
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,002,925	0.19
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,926,256	0.26
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,597,192	0.40
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,213,678	0.37
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,521,634	0.23
U.S. Treasury Note	2.50	5-15-2024	13,000,000	13,186,875	0.21
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,514,692	0.20
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,132,512	0.40
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,842,519	0.29
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,094,565	0.26
U.S. Treasury Note	2.75	2-15-2024	25,000,000	25,933,600	0.42
U.S. Treasury Note	3.63	2-15-2020	38,000,000	41,740,644	0.67
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,056,240	0.35
U.S. Treasury Note	4.63	11-15-2016	25,000,000	27,179,700	0.44
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,528,206	0.41

Total U.S. Treasury Securities (Cost $1,423,396,502)				1,456,160,735	23.38

Yankee Corporate Bonds and Notes: 3.98%

Consumer Discretionary: 0.03%

Media: 0.03%
Other securities				1,998,816	0.03

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	$4,845,876	0.08%

Energy: 0.69%

Energy Equipment & Services: 0.03%
Other securities	1,838,653	0.03

Oil, Gas & Consumable Fuels: 0.66%
Other securities	41,074,283	0.66

Financials: 1.83%

Banks: 1.18%
Other securities	73,407,415	1.18

Capital Markets: 0.06%
Other securities	3,639,656	0.06

Diversified Financial Services: 0.53%
Other securities	33,115,236	0.53

Insurance: 0.06%
Other securities	3,730,692	0.06

Real Estate Management & Development: 0.00%
Other securities	137,723	0.00

Health Care: 0.19%

Biotechnology: 0.01%
Other securities	505,858	0.01

Health Care Equipment & Supplies: 0.03%
Other securities	1,725,092	0.03

Pharmaceuticals: 0.15%
Other securities	9,472,475	0.15

Industrials: 0.11%

Aerospace & Defense: 0.00%
Other securities	214,250	0.00

Industrial Conglomerates: 0.06%
Other securities	3,402,250	0.06

Machinery: 0.01%
Other securities	579,692	0.01

Road & Rail: 0.04%
Other securities	2,736,975	0.04

Information Technology: 0.06%

Communications Equipment: 0.01%
Other securities	419,947	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Internet Software & Services: 0.02%
Other securities			$1,349,039	0.02%

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			2,052,500	0.03

Materials: 0.45%

Chemicals: 0.09%
Other securities			5,474,265	0.09

Metals & Mining: 0.34%
Other securities			21,254,130	0.34

Paper & Forest Products: 0.02%
Other securities			929,855	0.02

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.28%
Other securities			17,555,621	0.28

Wireless Telecommunication Services: 0.24%
Other securities			14,644,221	0.24

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities			174,762	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			321,391	0.01

Multi-Utilities: 0.01%
Other securities			549,909	0.01

Water Utilities: 0.00%
Other securities			275,717	0.00

Total Yankee Corporate Bonds and Notes (Cost $233,165,600)			247,426,299	3.98

Yankee Government Bonds: 0.03%
Other securities			1,999,000	0.03

Total Yankee Government Bonds (Cost $2,001,242)			1,999,000	0.03

	Yield	Shares
Short-Term Investments: 4.22%

Investment Companies: 4.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07%	261,304,361	261,304,361	4.19
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	1,719,240	1,719,240	0.03

Total Short-Term Investments (Cost $263,023,601)			263,023,601	4.22

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Total investments in securities
(Cost $6,436,391,015) *	$6,606,847,030	106.08%
Other assets and liabilities, net	(378,389,854)	(6.08)

Total net assets	$6,228,457,176	100.00%

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $6,437,953,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$266,784,608
Gross unrealized losses	(97,891,485)

Net unrealized gains	$168,893,123

The following table shows the percent of total long-term investments by geographic location as of August 31, 2014 (unaudited):

United States	70.74%
Japan	10.72
United Kingdom	3.93
France	2.93
Italy	2.68
Germany	2.20
Canada	1.51
Spain	1.48
Netherlands	1.12
Other	2.69

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED STOCK PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 95.84%

Consumer Discretionary: 12.45%

Auto Components: 1.10%
Other securities		$109,695,049	1.10%

Automobiles: 1.34%
Toyota Motor Corporation	537,214	30,607,954	0.31
Other securities		102,646,538	1.03

		133,254,492	1.34

Distributors: 0.13%
Other securities		13,075,884	0.13

Diversified Consumer Services: 0.40%
Other securities		39,288,031	0.40

Hotels, Restaurants & Leisure: 2.01%
McDonald’s Corporation	214,414	20,094,880	0.20
Other securities		180,023,704	1.81

		200,118,584	2.01

Household Durables: 0.84%
Other securities		83,491,905	0.84

Internet & Catalog Retail: 0.95%
Amazon.com Incorporated †	81,027	27,471,394	0.28
Netflix Incorporated †	35,726	17,064,167	0.17
Other securities		50,459,315	0.50

		94,994,876	0.95

Leisure Products: 0.32%
Other securities		32,108,842	0.32

Media: 1.69%
Other securities		167,741,959	1.69

Multiline Retail: 0.44%
Other securities		44,234,790	0.44

Specialty Retail: 2.17%
The Home Depot Incorporated	297,430	27,809,705	0.28
Other securities		187,614,457	1.89

		215,424,162	2.17

Textiles, Apparel & Luxury Goods: 1.06%
Other securities		105,676,638	1.06

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 6.53%

Beverages: 1.41%
PepsiCo Incorporated	198,163	$18,328,096	0.19%
The Coca-Cola Company	481,166	20,074,246	0.20
Other securities		102,299,955	1.02

		140,702,297	1.41

Food & Staples Retailing: 1.41%
Other securities		139,981,356	1.41

Food Products: 2.03%
Nestle SA	284,669	22,093,204	0.22
Other securities		180,264,504	1.81

		202,357,708	2.03

Household Products: 0.74%
The Procter & Gamble Company	345,482	28,713,009	0.29
Other securities		44,558,267	0.45

		73,271,276	0.74

Personal Products: 0.28%
Other securities		27,819,154	0.28

Tobacco: 0.66%
Philip Morris International Incorporated	205,550	17,590,969	0.18
Other securities		48,373,510	0.48

		65,964,479	0.66

Energy: 7.22%

Energy Equipment & Services: 1.54%
Schlumberger Limited	283,405	31,072,524	0.31
Other securities		122,116,069	1.23

		153,188,593	1.54

Oil, Gas & Consumable Fuels: 5.68%
Chevron Corporation	243,123	31,472,272	0.32
Exxon Mobil Corporation	549,931	54,696,137	0.55
Other securities		479,284,727	4.81

		565,453,136	5.68

Financials: 20.90%

Banks: 8.09%
Bank of America Corporation	1,339,566	21,553,617	0.22
Citigroup Incorporated	397,069	20,508,614	0.21
Commonwealth Bank of Australia	299,797	22,769,229	0.23
HSBC Holdings plc	1,676,122	18,142,649	0.18
JPMorgan Chase & Company	483,177	28,724,873	0.29
Wells Fargo & Company (l)	612,220	31,492,597	0.32

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Westpac Banking Corporation	574,844	$18,812,122	0.19%
Other securities		642,964,774	6.45

		804,968,475	8.09

Capital Markets: 1.57%
Other securities		156,340,810	1.57

Consumer Finance: 0.28%
Other securities		28,003,833	0.28

Diversified Financial Services: 1.08%
Berkshire Hathaway Incorporated Class B †	230,000	31,567,500	0.32
Other securities		75,590,305	0.76

		107,157,805	1.08

Insurance: 3.99%
Other securities		396,792,057	3.99

Real Estate Management & Development: 0.96%
Other securities		95,547,545	0.96

REITs: 4.59%
American Realty Capital Properties Incorporated	1,928,485	25,378,863	0.26
Other securities		430,986,309	4.33

		456,365,172	4.59

Thrifts & Mortgage Finance: 0.34%
Other securities		34,291,114	0.34

Health Care: 9.46%

Biotechnology: 1.76%
Biogen Idec Incorporated †	51,407	17,634,657	0.18
Gilead Sciences Incorporated †	334,400	35,974,752	0.36
Incyte Corporation †	344,900	18,693,580	0.19
Other securities		103,043,015	1.03

		175,346,004	1.76

Health Care Equipment & Supplies: 1.30%
Other securities		129,729,218	1.30

Health Care Providers & Services: 1.93%
Other securities		191,433,002	1.93

Health Care Technology: 0.22%
Other securities		22,045,923	0.22

Life Sciences Tools & Services: 0.70%
Other securities		69,588,890	0.70

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.55%
Johnson & Johnson	361,776	$37,527,024	0.38%
Mallinckrodt plc †	245,073	19,971,007	0.20
Merck & Company Incorporated	372,358	22,382,439	0.23
Novartis AG	238,838	21,424,007	0.22
Pfizer Incorporated	813,155	23,898,625	0.24
Roche Holding AG Genusschein	61,846	18,034,066	0.18
Other securities		209,717,407	2.10

		352,954,575	3.55

Industrials: 12.79%

Aerospace & Defense: 1.58%
United Technologies Corporation	182,959	19,755,913	0.20
Other securities		137,576,239	1.38

		157,332,152	1.58

Air Freight & Logistics: 0.48%
Other securities		47,986,718	0.48

Airlines: 1.08%
American Airlines Group Incorporated	1,517,222	59,035,108	0.59
Other securities		48,034,061	0.49

		107,069,169	1.08

Building Products: 0.55%
Other securities		55,003,075	0.55

Commercial Services & Supplies: 1.06%
Other securities		105,092,518	1.06

Construction & Engineering: 0.52%
Other securities		51,960,757	0.52

Electrical Equipment: 1.08%
Other securities		107,736,811	1.08

Industrial Conglomerates: 0.95%
General Electric Company	1,281,407	33,290,954	0.34
Other securities		60,904,182	0.61

		94,195,136	0.95

Machinery: 2.61%
Other securities		259,961,828	2.61

Marine: 0.15%
Other securities		14,379,705	0.15

Professional Services: 0.46%
Other securities		45,165,031	0.46

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.27%
Union Pacific Corporation	196,500	$20,685,555	0.21%
Other securities		106,036,062	1.06

		126,721,617	1.27

Trading Companies & Distributors: 0.83%
Other securities		82,854,547	0.83

Transportation Infrastructure: 0.17%
Other securities		17,257,708	0.17

Information Technology: 14.64%

Communications Equipment: 1.12%
QUALCOMM Incorporated	367,097	27,936,082	0.28
Other securities		83,617,262	0.84

		111,553,344	1.12

Electronic Equipment, Instruments & Components: 1.52%
Other securities		151,257,517	1.52

Internet Software & Services: 2.07%
Facebook Incorporated Class A †	373,953	27,979,163	0.28
Google Incorporated Class A †	61,742	35,956,071	0.36
Google Incorporated Class C †	61,704	35,270,006	0.35
Tencent Holdings Limited	1,262,725	20,610,798	0.21
Other securities		85,630,031	0.87

		205,446,069	2.07

IT Services: 2.30%
International Business Machines Corporation	207,346	39,872,636	0.40
Visa Incorporated	109,211	23,209,522	0.23
Other securities		165,950,830	1.67

		229,032,988	2.30

Semiconductors & Semiconductor Equipment: 3.06%
Intel Corporation	634,334	22,150,943	0.22
Samsung Electronics Company Limited	28,570	34,770,334	0.35
Taiwan Semiconductor Manufacturing Company Limited	4,332,298	17,972,431	0.18
Other securities		229,956,504	2.31

		304,850,212	3.06

Software: 2.22%
Microsoft Corporation	961,771	43,693,257	0.44
Other securities		176,858,487	1.78

		220,551,744	2.22

Technology Hardware, Storage & Peripherals: 2.35%
Apple Incorporated	1,318,416	135,137,640	1.36
Other securities		98,547,201	0.99

		233,684,841	2.35

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.52%

Chemicals: 2.61%
Other securities		$259,994,750	2.61%

Construction Materials: 0.45%
Other securities		44,469,004	0.45

Containers & Packaging: 0.37%
Other securities		36,695,102	0.37

Metals & Mining: 1.91%
BHP Billiton Limited	593,407	20,322,974	0.21
Other securities		170,378,006	1.70

		190,700,980	1.91

Paper & Forest Products: 0.18%
Other securities		17,614,649	0.18

Telecommunication Services: 2.43%

Diversified Telecommunication Services: 1.33%
AT&T Incorporated	661,498	23,125,970	0.23
Verizon Communications Incorporated	528,237	26,316,767	0.27
Other securities		82,704,940	0.83

		132,147,677	1.33

Wireless Telecommunication Services: 1.10%
Other securities		109,556,576	1.10

Utilities: 3.90%

Electric Utilities: 1.60%
Other securities		159,401,514	1.60

Gas Utilities: 0.73%
Other securities		71,999,647	0.73

Independent Power & Renewable Electricity Producers: 0.24%
Other securities		23,852,608	0.24

Multi-Utilities: 1.20%
Other securities		119,732,264	1.20

Water Utilities: 0.13%
Other securities		12,730,149	0.13

Total Common Stocks (Cost $6,669,047,680)		9,536,396,041	95.84

Preferred Stocks: 0.65%

Consumer Discretionary: 0.08%

Automobiles: 0.07%
Other securities		7,120,266	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Media: 0.00%
Other securities	$29,099	0.00%

Multiline Retail: 0.01%
Other securities	865,061	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	79,625	0.00

Food & Staples Retailing: 0.01%
Other securities	1,133,755	0.01

Household Products: 0.02%
Other securities	1,785,336	0.02

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Other securities	11,864,791	0.12

Financials: 0.25%

Banks: 0.25%
Other securities	25,177,765	0.25

Capital Markets: 0.00%
Other securities	46,422	0.00

Insurance: 0.00%
Other securities	927	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	378	0.00

Information Technology: 0.05%

Semiconductors & Semiconductor Equipment: 0.05%
Other securities	5,266,236	0.05

Materials: 0.09%

Chemicals: 0.02%
Other securities	1,463,948	0.02

Metals & Mining: 0.07%
Other securities	7,113,610	0.07

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Other securities	1,405,595	0.01

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Utilities: 0.02%

Electric Utilities: 0.02%
Other securities	$1,432,391	0.02%

Multi-Utilities: 0.00%
Other securities	114,543	0.00

Total Preferred Stocks (Cost $60,752,699)	64,899,748	0.65

Rights: 0.00%

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities	449	0.00

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities	611	0.00

Financials: 0.00%

Banks: 0.00%
Other securities	113,303	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities	812	0.00

Total Rights (Cost $8,021)	115,175	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	68,603	0.00

Media: 0.00%
Other securities	453	0.00

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities	2,252	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities	4,744	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Oil, Gas & Consumable Fuels: 0.00%
Other securities			$794	0.00%

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			74,592	0.00

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
Other securities			137	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			8,944	0.00

Materials: 0.00%

Chemicals: 0.00%
Other securities			0	0.00

Metals & Mining: 0.00%
Other securities			7	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			1,021	0.00

Total Warrants (Cost $140,398)			161,547	0.00

	Yield	Shares
Short-Term Investments: 5.17%

Investment Companies: 5.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	280,013,775	280,013,775	2.82
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	233,979,502	233,979,502	2.35

Total Short-Term Investments (Cost $513,993,277)			513,993,277	5.17

Total investments in securities (Cost $7,243,942,075) *			10,115,565,788	101.66
Other assets and liabilities, net			(165,620,090)	(1.66)

Total net assets			$9,949,945,698	100.00%

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,309,245,558 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,138,047,515
Gross unrealized losses	(331,727,285)

Net unrealized gains	$2,806,320,230

The following table shows percent of total long-term investments by geographic locations as of August 31, 2014 (unaudited):

United States	64.61%
Japan	7.03
United Kingdom	3.14
Australia	2.27
South Korea	1.86
Canada	1.68
China	1.56
Switzerland	1.38
Taiwan	1.35
France	1.31
Germany	1.16
Brazil	1.09
Bermuda	1.08
Ireland	1.04
Other	9.44

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 38.64%
Abbey National Treasury Services plc	0.09%	9-2-2014	$14,000,000	$14,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	5,000,000	4,999,500
Agricultural Bank of China	0.26	9-8-2014	6,000,000	5,999,820
Banco del Estado de Chile	0.23	9-5-2014	2,000,000	2,000,020
Banco del Estado de Chile ±	0.30	12-10-2014	2,000,000	2,000,120
Bank of Montreal	0.17	9-5-2014	2,000,000	2,000,020
Bank of Montreal	0.17	10-2-2014	2,000,000	2,000,080
Bank of Montreal	0.18	9-17-2014	3,000,000	3,000,120
Bank of Montreal	0.18	10-14-2014	2,000,000	2,000,120
Bank of Montreal	0.18	10-15-2014	1,000,000	1,000,070
Bank of Montreal	0.18	11-20-2014	1,000,000	1,000,070
Bank of Montreal ±	0.95	12-22-2014	2,000,000	2,004,780
Bank of Nova Scotia ±	0.24	3-4-2015	3,000,000	3,000,030
Bank of Nova Scotia ±	0.24	12-17-2014	2,000,000	2,000,200
Bank of Nova Scotia ±	0.24	6-29-2015	3,000,000	2,999,490
Bank of Nova Scotia	0.42	2-19-2015	1,000,000	1,000,930
Bank of Tokyo-Mitsubishi LLC	0.11	9-3-2014	3,000,000	2,999,970
Barclays Bank (Grand Cayman)	0.08	9-2-2014	8,000,000	8,000,000
China Construction Bank Corporation	0.22	9-3-2014	2,000,000	1,999,960
China Construction Bank Corporation ±	0.41	3-25-2015	4,000,000	4,000,000
Commonwealth Bank of Australia	0.22	12-29-2014	2,000,000	2,000,280
Cooperatieve Centrale ±	0.28	2-3-2015	2,000,000	2,000,020
Cooperatieve Centrale ±	0.28	4-13-2015	2,000,000	1,999,740
Cooperatieve Centrale ±	0.29	2-27-2015	2,000,000	2,000,480
Credit Agricole	0.09	9-2-2014	14,000,000	14,000,000
Credit Industriel et Commercial (New York)	0.10	9-2-2014	9,000,000	9,000,000
Credit Industriel et Commercial (New York)	0.13	9-4-2014	10,000,000	10,000,000
DG Bank (New York)	0.20	11-26-2014	2,000,000	1,999,860
DNB Nor Bank ASA	0.05	9-2-2014	5,000,000	5,000,000
DNB Nor Bank ASA	0.07	9-2-2014	13,000,000	13,000,000
KBC Bank	0.13	9-2-2014	8,000,000	8,000,000
KBC Bank	0.13	9-5-2014	3,000,000	2,999,983
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-1-2014	2,000,000	2,000,040
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-2-2014	2,000,000	2,000,040
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-6-2014	3,000,000	2,999,940
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-13-2014	1,000,000	999,980
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-25-2014	1,000,000	999,980
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	11-7-2014	3,000,000	2,998,860
Mizuho Bank Limited	0.15	9-25-2014	2,000,000	1,999,960
Mizuho Bank Limited	0.15	9-26-2014	1,000,000	999,980
Mizuho Bank Limited	0.20	9-5-2014	4,000,000	4,000,000
Mizuho Bank Limited	0.20	10-28-2014	3,000,000	3,000,000
Mizuho Bank Limited	0.21	11-26-2014	2,000,000	1,999,960
National Bank of Kuwait	0.11	9-2-2014	6,000,000	6,000,000
Nordea Bank plc	0.20	9-29-2014	6,000,000	6,000,540
Nordea Bank plc	0.06	9-2-2014	11,000,000	11,000,000
Nordea Bank plc	0.18	11-3-2014	2,000,000	2,000,080
Norinchukin Bank	0.20	9-5-2014	2,000,000	2,000,020
Norinchukin Bank	0.20	9-29-2014	3,000,000	3,000,090
Norinchukin Bank	0.20	10-3-2014	2,000,000	2,000,040

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Norinchukin Bank	0.20%	10-31-2014	$2,000,000	$2,000,060
Norinchukin Bank	0.20	11-13-2014	1,000,000	999,940
Norinchukin Bank	0.21	11-26-2014	2,000,000	1,999,900
Royal Bank of Canada ±	0.26	10-17-2014	2,000,000	2,000,160
Skandinaviska Enskilda Banken AG	0.05	9-2-2014	6,000,000	6,000,000
Societe Generale ±	0.28	10-31-2014	2,000,000	1,999,940
Societe Generale ±	0.37	9-12-2014	2,000,000	2,000,020
Standard Chartered Bank	0.18	10-28-2014	3,000,000	3,000,090
Standard Chartered Bank	0.22	10-16-2014	2,000,000	2,000,160
Standard Chartered Bank	0.24	11-3-2014	1,000,000	1,000,110
Standard Chartered Bank	0.28	12-29-2014	2,000,000	2,000,400
Sumitomo Mitsui Banking Corporation ±	0.22	9-19-2014	2,000,000	2,000,040
Sumitomo Mitsui Banking Corporation	0.22	11-7-2014	1,000,000	1,000,000
Sumitomo Trust & Banking Company	0.21	9-2-2014	1,000,000	1,000,000
Svenska Handlesbanken	0.05	9-2-2014	5,000,000	5,000,000
Swedbank	0.05	9-2-2014	6,000,000	6,000,000
Swedbank	0.06	9-2-2014	8,000,000	8,000,000
Swedbank	0.18	10-9-2014	2,000,000	2,000,060
Swedbank	0.20	11-10-2014	2,000,000	2,000,120
Swedbank (z)	0.22	12-22-2014	1,000,000	999,400
Toronto-Dominion Bank	0.16	9-8-2014	2,000,000	2,000,020
Toronto-Dominion Bank	0.17	11-20-2014	1,000,000	1,000,020
Toronto-Dominion Bank ±	0.22	12-19-2014	2,000,000	2,000,060
Toronto-Dominion Bank ±	0.23	6-16-2015	3,000,000	2,999,520
Toronto-Dominion Bank ±	0.23	4-15-2015	3,000,000	2,999,610
Toronto-Dominion Bank ±	0.24	2-6-2015	4,000,000	3,999,680
Westpac Banking Corporation ±	0.23	2-18-2015	2,000,000	2,000,020

Total Certificates of Deposit (Cost $266,004,262)				266,004,503

Commercial Paper: 48.79%
Anglesea Funding LLC 144A(z)(p)	0.15	9-3-2014	2,000,000	1,999,960
Anglesea Funding LLC 144A±(p)	0.29	11-13-2014	2,000,000	1,999,920
Antalis US Funding Corporation 144A(z)(p)	0.25	9-30-2014	3,000,000	2,999,580
ANZ New Zealand International Limited 144A±	0.23	9-16-2014	1,000,000	1,000,020
ASB Finance Limited 144A±	0.23	4-29-2015	1,000,000	999,937
Aspen Funding Corporation 144A(z)	0.20	9-2-2014	2,000,000	1,999,960
Aspen Funding Corporation 144A(z)	0.22	9-3-2014	1,000,000	999,970
Atlantic Asset Securitization LLC 144A(z)	0.20	9-10-2014	1,000,000	999,960
Australia & New Zealand Banking Group 144A±	0.23	11-18-2014	1,000,000	1,000,080
Banco de Credito e Inversiones 144A(z)	0.42	10-27-2014	1,000,000	999,480
Banco del Estado de Chile 144A(z)	0.27	9-3-2014	1,000,000	999,990
Banco del Estado de Chile 144A(z)	0.27	9-10-2014	1,000,000	999,960
Banco del Estado de Chile 144A(z)	0.27	9-15-2014	1,000,000	999,950
Banco del Estado de Chile 144A(z)	0.28	9-26-2014	1,000,000	999,900
Banco del Estado de Chile 144A(z)	0.30	10-8-2014	1,000,000	999,840
Banco Santander Chile 144A(z)	0.32	9-12-2014	1,000,000	999,960
Bedford Row Funding Corporation 144A±	0.24	12-5-2014	1,000,000	1,000,030
Bedford Row Funding Corporation 144A±	0.25	4-24-2015	2,000,000	1,999,700
Bedford Row Funding Corporation 144A±	0.25	1-9-2015	1,000,000	1,000,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	103

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Bennington Sark Capital Company 144A±	0.37%	5-6-2015	$2,000,000	$1,999,720
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	9-5-2014	2,000,000	1,999,961
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	9-8-2014	1,000,000	999,970
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-26-2014	3,000,000	2,999,700
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-29-2014	2,000,000	1,999,780
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-30-2014	1,000,000	999,880
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-6-2014	1,000,000	999,850
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-9-2014	2,000,000	1,999,660
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	10-30-2014	1,000,000	999,710
Caisse Centrale Desjardins du Quebec 144A±	0.25	10-23-2014	2,000,000	2,000,100
Caisse Des Depots et Consignations 144A(z)	0.16	9-26-2014	2,000,000	1,999,820
Caisse Des Depots et Consignations 144A(z)	0.17	11-17-2014	4,000,000	3,998,480
Caisse Des Depots et Consignations 144A(z)	0.17	10-6-2014	2,000,000	1,999,720
Caisse Des Depots et Consignations 144A(z)	0.18	10-17-2014	3,000,000	2,999,400
Caisse Des Depots et Consignations 144A(z)	0.18	10-20-2014	2,000,000	1,999,560
Caisse Des Depots et Consignations 144A(z)	0.20	12-19-2014	1,000,000	999,420
Caisse Des Depots et Consignations 144A(z)	0.20	12-22-2014	2,000,000	1,998,800
CDP Financial Incorporated 144A(z)	0.15	9-8-2014	2,000,000	1,999,940
CDP Financial Incorporated 144A(z)	0.15	9-16-2014	2,000,000	1,999,900
CDP Financial Incorporated 144A(z)	0.15	11-19-2014	1,000,000	999,570
CDP Financial Incorporated 144A(z)	0.19	11-3-2014	3,000,000	2,999,070
China International Marine Containers Group (z)	0.38	9-3-2014	3,000,000	2,999,970
China International Marine Containers Group (z)	0.38	9-10-2014	2,000,000	1,999,920
China International Marine Containers Group (z)	0.38	9-12-2014	1,000,000	999,960
China Shipping Container Lines (z)	0.38	9-12-2014	1,000,000	999,958
CNPC Finance 144A(z)	0.38	9-3-2014	1,000,000	999,990
CNPC Finance 144A(z)	0.38	9-9-2014	2,000,000	1,999,940
CNPC Finance 144A(z)	0.38	9-10-2014	1,000,000	999,960
CNPC Finance 144A(z)	0.38	9-15-2014	2,000,000	1,999,900
CNPC Finance 144A(z)	0.38	9-22-2014	1,000,000	999,920
CNPC Finance 144A(z)	0.38	9-26-2014	1,000,000	999,900
COFCO Capital Corporation (z)	0.16	9-2-2014	1,000,000	999,990
COFCO Capital Corporation (z)	0.16	9-9-2014	1,000,000	999,960
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	1,000,000	998,530
Commonwealth Bank of Australia 144A±	0.24	5-22-2015	2,000,000	1,999,700
Commonwealth Bank of Australia 144A±	0.24	5-20-2015	2,000,000	1,999,720
Commonwealth Bank of Australia 144A±	0.24	7-2-2015	1,000,000	999,830
Commonwealth Bank of Australia 144A±	0.24	6-18-2015	4,000,000	3,999,680
Concord Minutemen Capital Company 144A(z)(p)	0.21	9-3-2014	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.21	9-8-2014	4,000,000	3,999,800
Concord Minutemen Capital Company 144A(z)(p)	0.21	9-10-2014	2,000,000	1,999,880
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-3-2014	1,000,000	999,790
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-7-2014	2,000,000	1,999,520
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-9-2014	2,000,000	1,999,480
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-14-2014	1,000,000	999,710
CPPIB Capital Incorporated 144A(z)	0.14	11-12-2014	2,000,000	1,999,300
CPPIB Capital Incorporated 144A(z)	0.14	11-24-2014	4,000,000	3,998,279
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-3-2014	1,000,000	999,980
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-4-2014	2,000,000	1,999,960
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-10-2014	2,000,000	1,999,900

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Crown Point Capital Company LLC 144A(z)(p)	0.21%	9-11-2014	$4,000,000	$3,999,800
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-15-2014	2,000,000	1,999,860
Crown Point Capital Company LLC 144A(z)(p)	0.21	10-7-2014	1,000,000	999,820
Crown Point Capital Company LLC 144A(z)(p)	0.21	10-14-2014	1,000,000	999,780
DBS Bank Limited 144A(z)	0.22	12-10-2014	1,000,000	999,490
DBS Bank Limited 144A(z)	0.22	12-9-2014	3,000,000	2,998,500
Erste Abwicklungsanstalt 144A(z)	0.17	10-14-2014	1,000,000	999,810
Gotham Funding Corporation 144A(z)(p)	0.11	9-2-2014	1,000,000	999,985
Gotham Funding Corporation 144A(z)(p)	0.17	9-4-2014	1,000,000	999,980
Gotham Funding Corporation 144A(z)(p)	0.17	9-8-2014	1,000,000	999,960
Gotham Funding Corporation 144A(z)(p)	0.17	9-10-2014	2,000,000	1,999,900
Gotham Funding Corporation 144A(z)(p)	0.17	9-18-2014	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.17	10-1-2014	1,000,000	999,850
Gotham Funding Corporation 144A(z)(p)	0.17	10-2-2014	1,000,000	999,846
Hannover Funding Company LLC 144A(z)(p)	0.16	9-11-2014	1,000,000	999,950
Hannover Funding Company LLC 144A(z)(p)	0.16	9-18-2014	2,000,000	1,999,840
Hannover Funding Company LLC 144A(z)(p)	0.16	9-19-2014	1,000,000	999,910
Hannover Funding Company LLC 144A(z)(p)	0.21	11-12-2014	1,000,000	999,580
HSBC Bank plc 144A±	0.25	10-2-2014	2,000,000	2,000,040
Institutional Secured Funding LLC 144A(z)(p)	0.21	9-2-2014	1,000,000	999,989
Institutional Secured Funding LLC 144A(z)(p)	0.38	10-3-2014	2,000,000	1,999,740
Institutional Secured Funding LLC 144A(z)(p)	0.39	9-8-2014	1,000,000	999,970
JPMorgan Securities Incorporated 144A±	0.33	9-10-2014	2,000,000	2,000,040
Kells Funding LLC 144A±(p)	0.23	12-11-2014	1,000,000	1,000,010
Kells Funding LLC 144A±(p)	0.23	12-12-2014	2,000,000	2,000,020
Kells Funding LLC 144A±(p)	0.23	10-28-2014	2,000,000	2,000,100
Kells Funding LLC 144A±(p)	0.23	10-8-2014	1,000,000	1,000,040
Kells Funding LLC 144A±(p)	0.23	10-20-2014	1,000,000	1,000,050
Kells Funding LLC 144A±(p)	0.24	10-10-2014	1,000,000	1,000,040
Kells Funding LLC 144A±(p)	0.24	5-15-2015	3,000,000	2,999,580
Kells Funding LLC 144A±(p)	0.25	2-5-2015	1,000,000	999,970
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-3-2014	3,000,000	2,999,940
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-9-2014	2,000,000	1,999,920
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-10-2014	1,000,000	999,950
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-11-2014	2,000,000	1,999,900
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-15-2014	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	10-9-2014	2,000,000	1,999,620
Liberty Street Funding LLC 144A(z)(p)	0.15	9-2-2014	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.15	9-4-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	9-8-2014	1,000,000	999,960
Liberty Street Funding LLC 144A(z)(p)	0.15	9-19-2014	2,000,000	1,999,820
Liberty Street Funding LLC 144A(z)(p)	0.15	9-23-2014	2,000,000	1,999,780
Liberty Street Funding LLC 144A(z)(p)	0.19	9-24-2014	1,000,000	999,890
Liberty Street Funding LLC 144A(z)(p)	0.19	10-1-2014	2,000,000	1,999,700
Liberty Street Funding LLC 144A(z)(p)	0.19	10-3-2014	1,000,000	999,840
Lloyds Bank Plc (z)	0.05	9-2-2014	18,000,000	17,999,840
LMA Americas LLC 144A(z)	0.26	10-7-2014	3,000,000	2,999,460
LMA Americas LLC 144A(z)	0.26	10-8-2014	1,000,000	999,810
Macquarie Bank Limited 144A(z)	0.20	9-25-2014	2,000,000	1,999,800
Macquarie Bank Limited 144A(z)	0.20	9-26-2014	2,000,000	1,999,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	105

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Manhattan Asset Funding LLC 144A(z)	0.18%	9-4-2014	$1,000,000	$999,980
Manhattan Asset Funding LLC 144A(z)	0.19	9-18-2014	2,000,000	1,999,840
Manhattan Asset Funding LLC 144A(z)	0.20	9-23-2014	1,000,000	999,890
Manhattan Asset Funding LLC 144A(z)	0.22	10-6-2014	1,000,000	999,830
Manhattan Asset Funding LLC 144A(z)	0.22	10-10-2014	1,000,000	999,800
Mountcliff Funding LLC 144A(z)(p)	0.15	9-2-2014	5,000,000	4,999,928
National Australia Funding Incorporated 144A±	0.23	3-10-2015	2,000,000	1,999,800
Nederlandse Waterschapsbank NV 144A±	0.24	10-29-2014	2,000,000	2,000,060
Nederlandse Waterschapsbank NV 144A±	0.25	12-23-2014	1,000,000	999,970
Nederlandse Waterschapsbank NV 144A±	0.29	10-27-2014	2,000,000	2,000,260
Newport Funding Corporation 144A(z)(p)	0.20	9-2-2014	1,000,000	999,990
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	11-6-2014	1,000,000	999,660
NRW Bank 144A(z)	0.11	9-17-2014	1,000,000	999,954
NRW Bank 144A(z)	0.13	9-15-2014	3,000,000	2,999,880
NRW Bank 144A(z)	0.13	9-29-2014	1,000,000	999,913
NRW Bank 144A(z)	0.14	9-5-2014	1,000,000	999,990
NRW Bank 144A(z)	0.14	9-9-2014	4,000,000	3,999,920
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	5,000,000	4,997,450
Old Line Funding LLC 144A(z)(p)	0.22	12-16-2014	1,000,000	999,610
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-9-2014	2,000,000	1,999,940
Prudential Funding LLC (z)	0.15	9-2-2014	1,000,000	999,990
PSP Capital Incorporated 144A(z)	0.15	10-15-2014	4,000,000	3,999,360
PSP Capital Incorporated 144A(z)	0.15	11-18-2014	1,000,000	999,610
PSP Capital Incorporated 144A(z)	0.16	11-4-2014	1,000,000	999,690
Regency Markets No.1 LLC 144A(z)(p)	0.14	9-10-2014	3,000,000	2,999,850
Regency Markets No.1 LLC 144A(z)(p)	0.14	9-16-2014	1,000,000	999,930
Regency Markets No.1 LLC 144A(z)(p)	0.14	9-22-2014	3,000,000	2,999,700
Rhein-Main Security Limited 144A(z)	0.32	9-5-2014	1,000,000	999,940
Ridgefield Funding Company LLC 144A(z)(p)	0.12	9-2-2014	1,000,000	999,984
Ridgefield Funding Company LLC 144A±(p)	0.21	2-17-2015	1,000,000	999,910
Ridgefield Funding Company LLC 144A(z)(p)	0.21	9-15-2014	2,000,000	1,999,860
Scaldis Capital LLC 144A(z)	0.25	9-24-2014	1,000,000	999,900
Scaldis Capital LLC 144A(z)	0.25	11-17-2014	1,000,000	999,590
Shagang South Asia (z)	0.45	9-8-2014	1,000,000	999,970
Sinochem Company Limited (z)	0.18	9-5-2014	1,000,000	999,990
Sinochem Company Limited (z)	0.20	10-8-2014	1,000,000	999,870
Sinochem Company Limited (z)	0.20	11-7-2014	1,000,000	999,710
Skandinaviska Enskilda Banken AG 144A(z)	0.20	12-23-2014	2,000,000	1,998,620
State Street Bank & Trust Company (z)	0.17	9-9-2014	3,000,000	2,999,940
State Street Bank & Trust Company ±	0.23	3-17-2015	2,000,000	1,997,520
State Street Bank & Trust Company ±	0.23	4-10-2015	5,000,000	4,999,450
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-2-2014	4,000,000	3,999,960
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-3-2014	3,000,000	2,999,940
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-2-2014	3,000,000	2,999,520
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-3-2014	1,000,000	999,830
Suncorp Group Limited 144A(z)	0.26	9-18-2014	3,000,000	2,999,790
Suncorp Group Limited 144A(z)	0.28	10-15-2014	2,000,000	1,999,600
Suncorp Group Limited 144A(z)	0.30	11-10-2014	1,000,000	999,640
Sydney Capital Corporation 144A(z)(p)	0.20	9-24-2014	2,000,000	1,999,820
Thunder Bay Funding LLC 144A(z)(p)	0.23	9-3-2014	1,000,000	999,980

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Toyota Motor Credit Corporation ±	0.23%	3-6-2015	$3,000,000	$2,999,700
Toyota Motor Credit Corporation ±	0.21	9-10-2014	5,000,000	5,000,000
United Overseas Bank Limited 144A(z)	0.21	10-10-2014	2,000,000	1,999,720
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	1,000,000	999,650
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	1,000,000	999,640
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	1,000,000	998,870
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	1,000,000	998,840
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	2,000,000	1,997,300
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	4,000,000	3,993,600
Victory Receivables Corporation 144A(z)(p)	0.11	9-2-2014	1,000,000	999,986
Victory Receivables Corporation 144A(z)(p)	0.17	9-3-2014	1,000,000	999,980
Victory Receivables Corporation 144A(z)(p)	0.17	9-5-2014	1,000,000	999,970
Victory Receivables Corporation 144A(z)(p)	0.17	9-22-2014	1,000,000	999,900
Victory Receivables Corporation 144A(z)(p)	0.17	10-1-2014	1,000,000	999,850
Victory Receivables Corporation 144A(z)(p)	0.17	10-2-2014	1,000,000	999,846
Victory Receivables Corporation 144A(z)(p)	0.18	10-10-2014	1,000,000	999,800
Westpac Securities NZ Limited 144A±	0.23	9-4-2014	1,000,000	1,000,000
White Plains Capital 144A(z)	0.28	9-2-2014	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.17	9-26-2014	1,000,000	999,890

Total Commercial Paper (Cost $335,948,649)				335,947,626

Corporate Bonds and Notes: 0.70%

Consumer Discretionary: 0.15%

Diversified Consumer Services: 0.15%
Smithsonian Institution ±§	0.10	9-1-2018	1,000,000	1,000,000

Financials: 0.22%

Diversified Financial Services: 0.22%
GBG LLC Custody Receipts 144A±§	0.20	9-1-2027	179,000	179,000
LTF Real Estate LLC 144A±§	0.22	6-1-2033	365,000	365,000
Overseas Private Investment Corporation ±§	0.11	7-9-2026	1,000,000	1,000,000

				1,544,000

Health Care: 0.33%

Health Care Providers & Services: 0.33%
ACTS Retirement Life Communities Incorporated ±§	0.11	11-15-2029	333,000	333,000
Keep Memory Alive ±§	0.11	5-1-2037	975,000	975,000
Providence Health & Services ±§	0.12	10-1-2042	990,000	990,000

				2,298,000

Total Corporate Bonds and Notes (Cost $4,842,000)				4,842,000

Municipal Obligations: 3.49%

California: 0.51%
California Affordable Housing PFOTER Class A Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144Aø	0.55	3-31-2016	2,500,000	2,500,000
Oakland Alameda County CA (Miscellaneous Revenue) ø	0.16	9-15-2014	1,000,000	1,000,000

				3,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.17%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12%	10-1-2033	$925,000	$925,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.10	5-1-2050	240,000	240,000

				1,165,000

Illinois: 0.12%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.11	4-1-2016	860,000	860,000

Maine: 0.29%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000

				2,000,000

Maryland: 0.57%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	1,940,000	1,940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.10	7-1-2045	2,000,000	2,000,000

				3,940,000

Massachusetts: 0.14%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.20	10-1-2033	980,000	980,000

Michigan: 0.15%
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.09	9-1-2053	1,000,000	1,000,000

New York: 0.59%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.11	10-1-2031	600,000	600,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	11-1-2039	2,430,000	2,430,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.08	11-1-2034	1,000,000	1,000,000

				4,030,000

Ohio: 0.03%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	184,000	184,000

Oregon: 0.15%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	5-1-2035	1,000,000	1,000,000

Pennsylvania: 0.14%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144Aø	0.11	8-1-2030	996,000	996,000

South Carolina: 0.14%
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	1,000,000	1,000,010

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.34%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20%	2-1-2035	$1,000,000	$1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.35	12-15-2026	365,803	365,803
Texas PFOTER (Transportation Revenue, Bank of America NA LIQ) 144Aø	0.36	2-1-2030	1,000,000	1,000,000

				2,365,803

Wisconsin: 0.15%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.12	1-1-2042	1,000,000	1,000,000

Total Municipal Obligations (Cost $24,020,800)				24,020,813

Repurchase Agreements ^^: 7.94%
Bank of America Corporation, dated 8-29-2014, maturity value $12,000,080 (1)	0.06	9-2-2014	12,000,000	12,000,000
Credit Agricole, dated 8-29-2014, maturity value $40,642,679 (2)	0.06	9-2-2014	40,642,408	40,642,408
GX Clarke Company, dated 8-29-2014, maturity value $2,000,033 (3)	0.15	9-2-2014	2,000,000	2,000,000

Total Repurchase Agreements (Cost $54,642,408)				54,642,408

Total investments in securities
(Cost $685,458,119) *	99.56%	685,457,350
Other assets and liabilities, net	0.44	3,021,221

Total net assets	100.00%	$688,478,571

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 2-1-2042 to 10-1-2043, fair value including accrued interest is $12,360,000.

(2)	U.S. government securities, 0.38% to 6.50%, 3-1-2018 to 9-1-2044, fair value including accrued interest is $41,861,615.

(3)	U.S. government securities, 0.00% to 11.25%, 8-31-2014 to 8-15-2044, fair value including accrued interest is $2,040,029.

*	Cost for federal income tax purposes is $685,458,119 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,324
Gross unrealized losses	(12,093)

Net unrealized losses	$(769)

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	109

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$6,322,765,879	$9,570,079,914	$685,457,350
In affiliated securities, at value (see cost below)	284,081,151	545,485,874	0

Total investments, at value (see cost below)	6,606,847,030	10,115,565,788	685,457,350

Cash	0	0	2,000,000
Segregated cash	0	14,338,972	0
Foreign currency, at value (see cost below)	8,112,669	34,377,805	0
Receivable for investments sold	1,430,194	4,707,622	1,005,003
Principal paydown receivable	529	0	0
Receivable for dividends and interest	44,130,442	16,207,667	91,264
Receivable for daily variation margin on open futures contracts	0	88,560	0
Receivable for securities lending income	2,379	216,431	0
Prepaid expenses and other assets	0	0	4,248

Total assets	6,660,523,243	10,185,502,845	688,557,865

Liabilities
Payable for investments purchased	429,431,704	212,830	0
Payable upon receipt of securities loaned	1,719,240	233,979,502	0
Payable for daily variation margin on open futures contracts	0	47,800	0
Due to custodian bank	0	4,607	0
Advisory fee payable	820,671	1,177,487	60,713
Custodian and accounting fees payable	57,046	69,404	6,766
Professional fees payable	13,392	16,417	11,815
Accrued expenses and other liabilities	24,014	49,100	0

Total liabilities	432,066,067	235,557,147	79,294

Total net assets	$6,228,457,176	$9,949,945,698	$688,478,571

Investments in unaffiliated securities, at cost	$6,154,008,822	$6,711,579,131	$685,458,119

Investments in affiliated securities, at cost	$282,382,193	$532,362,944	$0

Total investments, at cost	$6,436,391,015	$7,243,942,075	$685,458,119

Securities on loan, at value	$1,683,412	$226,405,007	$0

Foreign currency, at cost	$8,229,433	$34,466,089	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2014 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$73,091,188	$9,605	$660,308
Income from affiliated securities	485,827	472,201	0
Securities lending income, net	33,340	2,762,267	0
Dividends**	0	107,984,275	0

Total investment income	73,610,355	111,228,348	660,308

Expenses
Advisory fee	4,597,261	6,662,725	355,087
Custody and accounting fees	243,467	842,873	44,933
Professional fees	44,184	32,951	26,050
Shareholder report expenses	8,334	10,663	1,609
Trustees’ fees and expenses	4,694	4,694	4,460
Other fees and expenses	46,033	124,375	10,117

Total expenses	4,943,973	7,678,281	442,256

Net investment income	68,666,382	103,550,067	218,052

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	6,420,653	5,806,769	3,510
Affiliated securities	7,465	193,189	0
Futures transactions	0	17,250,820	0

Net realized gains on investments	6,428,118	23,250,778	3,510

Net change in unrealized gains (losses) on:
Unaffiliated securities	60,946,513	463,504,887	(11,258)
Affiliated securities	326,768	3,028,891	0
Futures transactions	0	(4,561,083)	0

Net change in unrealized gains (losses) on investments	61,273,281	461,972,695	(11,258)

Net realized and unrealized gains (losses) on investments	67,701,399	485,223,473	(7,748)

Net increase in net assets resulting from operations	$136,367,781	$588,773,540	$210,304

* Net of foreign interest withholding taxes in the amount of	$1,103,721	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$6,682,440	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2014 (unaudited)	Year ended February 28, 2014

Operations
Net investment income	$68,666,382	$124,899,679
Net realized gains (losses) on investments	6,428,118	(10,397,892)
Net change in unrealized gains (losses) on investments	61,273,281	(80,376,125)

Net increase in net assets resulting from operations	136,367,781	34,125,662

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	607,886,913	1,357,068,342
Withdrawals	(330,614,664)	(898,747,707)

Net increase in net assets resulting from capital share transactions	277,272,249	458,320,635

Total increase in net assets	413,640,030	492,446,297

Net assets
Beginning of period	5,814,817,146	5,322,370,849

End of period	$6,228,457,176	$5,814,817,146

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2014 (unaudited)	Year ended February 28, 2014

Operations
Net investment income	$103,550,067	$169,257,059
Net realized gains on investments	23,250,778	438,942,966
Net change in unrealized gains (losses) on investments	461,972,695	1,126,909,882

Net increase in net assets resulting from operations	588,773,540	1,735,109,907

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	597,837,941	1,354,845,934
Withdrawals	(758,798,009)	(1,857,847,901)

Net decrease in net assets resulting from capital share transactions	(160,960,068)	(503,001,967)

Total increase in net assets	427,813,472	1,232,107,940

Net assets
Beginning of period	9,522,132,226	8,290,024,286

End of period	$9,949,945,698	$9,522,132,226

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	113

	Short-Term Investment Portfolio
	Six months ended August 31, 2014 (unaudited)	Year ended February 28, 2014

Operations
Net investment income	$218,052	$579,262
Net realized gains on investments	3,510	17,485
Net change in unrealized gains (losses) on investments	(11,258)	(47,254)

Net increase in net assets resulting from operations	210,304	549,493

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	82,583,446	283,271,026
Withdrawals	(76,566,537)	(176,386,431)

Net increase in net assets resulting from capital share transactions	6,016,909	106,884,595

Total increase in net assets	6,227,213	107,434,088

Net assets
Beginning of period	682,251,358	574,817,270

End of period	$688,478,571	$682,251,358

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate

Diversified Fixed Income Portfolio
Six months ended August 31, 2014 (unaudited)	2.26%	0.16%	0.16%	2.28%	21%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
Year ended February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%

Diversified Stock Portfolio
Six months ended August 31, 2014 (unaudited)	2.15%	0.16%	0.16%	6.16%	3%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
Year ended February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%

Short-Term Investment Portfolio
Six months ended August 31, 2014 (unaudited)	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
Year ended February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds rather than directly to the public

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2014 such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to

116	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	117

subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Diversified Stock Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2014:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,739,617,187	$0	$1,739,617,187

Corporate bonds and notes	0	1,304,461,428	0	1,304,461,428

Foreign government bonds	0	1,594,158,780	0	1,594,158,780

U.S. Treasury securities	1,456,160,735	0	0	1,456,160,735

Yankee corporate bonds and notes	0	247,426,299	0	247,426,299

Yankee government bonds	0	1,999,000	0	1,999,000

Short-term investments
Investment companies	261,304,361	1,719,240	0	263,023,601
Total assets	$1,717,465,096	$4,889,381,934	$0	$6,606,847,030

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	119

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,238,755,359	$349,853	$0	$1,239,105,212
Consumer staples	650,096,270	0	0	650,096,270
Energy	716,238,140	2,403,589	0	718,641,729
Financials	2,079,408,777	58,034	0	2,079,466,811
Health care	941,097,612	0	0	941,097,612
Industrials	1,272,677,835	38,937	0	1,272,716,772
Information technology	1,456,327,751	48,964	0	1,456,376,715
Materials	547,651,584	1,812,723	10,178	549,474,485
Telecommunication services	241,470,085	234,168	0	241,704,253
Utilities	387,716,182	0	0	387,716,182

Preferred stocks
Consumer discretionary	8,014,426	0	0	8,014,426
Consumer staples	2,998,716	0	0	2,998,716
Energy	11,864,791	0	0	11,864,791
Financials	25,225,114	0	0	25,225,114
Health care	378	0	0	378
Information technology	5,266,236	0	0	5,266,236
Materials	8,577,558	0	0	8,577,558
Telecommunication services	1,405,595	0	0	1,405,595
Utilities	1,546,934	0	0	1,546,934

Rights
Consumer staples	0	449	0	449
Energy	0	611	0	611
Financials	0	113,303	0	113,303
Health care	0	0	0	0
Information technology	0	812	0	812

Warrants
Consumer discretionary	0	69,056	0	69,056
Consumer staples	0	2,252	0	2,252
Energy	0	5,538	0	5,538
Financials	0	74,592	0	74,592
Health care	0	137	0	137
Industrials	0	8,944	0	8,944
Materials	0	7	0	7
Utilities	0	1,021	0	1,021

Short-term investments
Investment companies	280,013,775	233,979,502	0	513,993,277
	9,876,353,118	239,202,492	10,178	10,115,565,788
Futures contracts	88,560	0	0	88,560
Total assets	$9,876,441,678	$239,202,492	$10,178	$10,115,654,348
Liabilities
Futures contracts	$47,800	$0	$0	$47,800
Total liabilities	$47,800	$0	$0	$47,800

120	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$266,004,503	$0	$266,004,503

Commercial paper	0	335,947,626	0	335,947,626

Corporate bonds and notes	0	4,842,000	0	4,842,000

Repurchase agreements	0	24,020,813	0	24,020,813

Yankee corporate bonds and notes	0	54,642,408	0	54,642,408
Total assets	$0	$685,457,350	$0	$685,457,350

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Fund Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2014, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,480,592,370	$401,827,618	$1,080,495,960	$157,589,051
Diversified Stock Portfolio	0	248,575,975	0	289,114,086

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	121

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2014, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2014, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2014	Unrealized gains (losses)
9-19-2014	UBS	292 Long	MSCI EAFE Index	$28,043,680	$(534,731)
9-19-2014	UBS	450 Long	MSCI Emerging Markets Index	24,430,500	1,098,152
9-19-2014	UBS	60 Long	Russell 2000 Index	7,040,400	5,961
9-19-2014	UBS	84 Long	S&P 500 E-Mini Index	8,405,880	14,580
9-19-2014	UBS	46 Long	S&P Midcap 400 Index	6,610,660	21,652

Diversified Stock Portfolio had an average notional amount of $182,525,343 in long futures contracts during the six months ended August 31, 2014. As of August 31, 2014, Diversified Stock Portfolio had segregated $14,338,972 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	UBS	$88,560	$(47,800)	$0	$40,760

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	UBS	$47,800	$(47,800)	$0	$0

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On May 5, 2014, a Special Meeting of Shareholders for each Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal – To approve a new investment sub-advisory agreement with Global Index Advisors, Inc.:

	Net assets voted “For”	Net assets voted “Against”	Net assets voted “Abstain”
Dow Jones Target Today Fund	$497,986,944	$1,083,040	$33,615,798
Dow Jones Target 2010 Fund	335,948,810	2,184,546	53,200,850
Dow Jones Target 2015 Fund	485,190,864	8,440,350	80,468,245
Dow Jones Target 2020 Fund	1,310,578,751	8,586,121	181,494,401
Dow Jones Target 2025 Fund	1,466,359,100	3,296,299	108,098,506
Dow Jones Target 2030 Fund	1,316,435,791	4,406,421	177,784,709
Dow Jones Target 2035 Fund	668,368,913	2,937,014	81,013,788
Dow Jones Target 2040 Fund	895,817,212	17,117,749	136,784,027
Dow Jones Target 2045 Fund	374,348,109	1,858,290	41,590,080
Dow Jones Target 2050 Fund	758,370,644	1,921,244	63,128,430
Dow Jones Target 2055 Fund	64,287,169	112,420	14,790,814

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

124	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Short-Term

Investment Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at in-persons meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund and Wells Fargo Advantage Dow Jones Target 2055 Fund (individually, the “Target Date Fund” and collectively, the “Target Date Funds”). The Master Trust Board reviewed an investment advisory agreement with Funds Management for each of Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“WellsCap”) for the Wells Fargo Advantage Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with WellsCap, GIA and SSgA (collectively, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of their assets in the Master Portfolios.

At each of the March Meeting and the May Meeting, the Boards received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

After their deliberations, the Boards unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Boards considered the continuation of the Advisory Agreements for the Funds as part of their consideration of the continuation of advisory agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2013. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of each of the Target 2015 Fund, the Target 2020 Fund and the Target 2025 Fund was lower than the average performance of its respective Universe for all periods under review; (ii) the performance of each of the Target 2010 Fund, the Target 2030 Fund and the Target Today Fund was higher than or in range of the average performance of its respective Universe for the ten-year period under review, but lower than the average performance of its respective universe for all other periods under review; (iii) the performance of the Target 2035 Fund was in range of the average performance of its respective Universe for the five-year period under review, but lower than the average performance of its respective universe for all other periods under review; (iv) and the performance of each of the Target 2040 Fund, the Target 2045 Fund, the Target 20500 Fund and the Target 2055 Fund was higher than or in range of the average performance of its respective Universe for all periods under review.

The Funds Trust Board also noted that the performance of each Target Date Fund (Administrator Class) was lower than the performance of its respective benchmark index for all periods under review.

The Funds Trust Board noted that the underperformance of the Target Date Funds relative to the respective Universe and benchmark for the periods noted above warranted further discussion. As part of its further review, the Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for those periods. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was in range of the average performance of its Universe for the five-year period under review and lower than the average performance of its Universe for the one- and three-year periods under review. The Master Trust Board also noted that the performance of the Diversified Stock Portfolio was in range of the performance of its benchmark, the Dow Jones Stock CMAC, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Fixed Stock Portfolio relative to its Universe for the periods noted was largely attributable to sector allocation.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe and its benchmark, the Dow Jones Bond CMAC Index, for all periods under review. The

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

Master Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark for all periods under review was largely attributable to sector allocation and the narrow performance range of the Universe.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was lower than the average performance of its Universe for all periods under review and in range of the performance of its benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its Universe for all periods under review was largely attributable to the fact that the Fund is managed using a money market strategy which is different than the ultra-short bond funds in its Universe.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than or in range of the median net operating expense ratios of its respective expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with each Target Date Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Target Date Fund, which do not include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than or in range of the average rates for its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the affiliation between Funds Management and WellsCap, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on their consideration of the factors and information they deemed relevant, including those described here, in light of the services covered by the Advisory Agreements, the Boards determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards did not receive or consider to be necessary separate profitability information with respect to WellsCap because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on their review, the Boards did not deem the profits reported by Funds Management to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Boards noted the existence of breakpoints in each Fund’s advisory fee and administration fee structure (except Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also took into account an agreed-upon revision to the advisory fee schedule for each Target Date Fund that adds an additional break point. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, or GIA or SSgA or were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable.

List of abbreviations	Wells Fargo Advantage Dow Jones Target Date Funds	129

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227666 10-14 SOFLD/SAR101 08-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolios of investments are included as part of the report to shareholders filed under Item 1 of this Form, except for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio which included a Summary portfolio of investments under Item 1. The Portfolios of investments for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio are filed under this Item.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.93%
FFCB	0.39%	12-17-2015	$1,000,000	$1,000,007
FFCB	1.50	11-16-2015	2,220,000	2,252,778
FHLB	0.38	2-19-2016	8,500,000	8,500,196
FHLB	0.38	6-24-2016	2,000,000	1,994,560
FHLB	0.88	5-24-2017	1,000,000	998,047
FHLB	0.95	3-27-2017	1,000,000	998,579
FHLB	1.00	11-9-2017	500,000	498,176
FHLB	1.13	9-28-2016	1,000,000	1,007,912
FHLB	1.20	11-21-2018	1,000,000	979,890
FHLB	2.50	8-1-2027	168,674	170,951
FHLB	2.50	12-1-2027	85,579	86,734
FHLB	2.50	6-1-2028	101,396	102,765
FHLB	2.50	8-1-2028	980,367	993,603
FHLB	2.50	9-1-2028	4,495,834	4,556,536
FHLB	2.50	9-1-2028	446,944	453,948
FHLB	2.50	9-1-2028	2,960,551	3,000,523
FHLB	2.50	10-1-2028	941,347	954,057
FHLB	2.50	10-1-2028	150,719	152,754
FHLB	2.50	11-1-2028	2,802,472	2,840,310
FHLB	2.50	11-1-2028	798,365	809,144
FHLB	3.00	10-1-2042	749,949	746,905
FHLB	3.00	10-1-2042	9,039,610	9,002,929
FHLB	3.00	11-1-2042	460,863	461,264
FHLB	3.00	11-1-2042	242,712	242,172
FHLB	3.00	11-1-2042	4,587,513	4,568,898
FHLB	3.00	12-1-2042	229,439	228,508
FHLB	3.00	12-1-2042	117,375	116,899
FHLB	3.00	1-1-2043	174,018	173,360
FHLB	3.00	1-1-2043	8,949,640	8,929,673
FHLB	3.00	3-1-2043	92,290	91,915
FHLB	3.00	4-1-2043	748,683	745,644
FHLB	3.00	4-1-2043	9,221,808	9,184,387
FHLB	3.00	5-1-2043	140,657	140,087
FHLB	3.00	6-1-2043	373,296	371,782
FHLB	3.00	7-1-2043	2,073,603	2,065,189
FHLB	3.00	7-1-2043	180,146	179,415
FHLB	3.00	7-1-2043	658,182	655,511
FHLB	3.00	7-1-2043	2,473,754	2,463,716
FHLB	3.00	7-1-2043	183,786	183,040
FHLB	3.00	8-1-2043	92,118	91,745
FHLB	3.00	8-1-2043	27,766	27,653
FHLB	3.00	8-1-2043	696,604	693,777
FHLB	3.00	8-1-2043	2,189,196	2,180,313
FHLB	3.00	8-1-2043	372,420	372,744
FHLB	3.00	8-1-2043	154,816	154,188
FHLB	3.00	8-1-2043	175,197	174,486
FHLB	3.00	8-1-2043	103,373	102,954
FHLB	3.00	9-1-2043	2,700,766	2,689,807
FHLB	3.00	9-1-2043	294,915	293,718
FHLB	3.00	9-1-2043	317,744	316,455

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.00%	10-1-2043	$201,647	$200,828
FHLB	3.00	10-1-2043	255,735	254,697
FHLB	3.00	11-1-2043	79,090	78,769
FHLB	3.50	8-1-2020	264,495	279,583
FHLB	3.50	9-1-2020	51,622	54,559
FHLB	3.50	10-1-2020	311,186	328,850
FHLB	3.50	11-1-2020	583,332	615,846
FHLB	3.50	11-1-2020	337,905	357,200
FHLB	3.50	11-1-2020	429,260	453,770
FHLB	3.50	12-1-2020	315,513	333,547
FHLB	3.50	1-1-2021	19,638	20,760
FHLB	3.50	4-1-2021	18,636	19,700
FHLB	3.50	4-1-2021	387,404	409,541
FHLB	3.50	12-1-2025	5,032,384	5,337,315
FHLB	3.50	1-1-2029	6,691,022	7,065,911
FHLB	3.50	12-1-2042	3,230,259	3,321,519
FHLB	4.00	6-1-2024	31,437	33,408
FHLB	4.00	7-1-2025	496,688	530,163
FHLB	4.00	4-1-2026	2,570,588	2,742,860
FHLB	4.00	11-1-2040	4,545,105	4,810,983
FHLB	4.00	1-1-2041	7,385,674	7,817,717
FHLB	4.00	2-1-2041	3,330,218	3,531,114
FHLB	4.00	4-1-2041	5,393,493	5,728,858
FHLB	4.50	2-1-2024	82,099	88,410
FHLB	4.50	5-1-2024	85,357	91,432
FHLB	4.50	9-1-2024	31,219	33,461
FHLB	4.50	9-1-2024	63,887	68,487
FHLB	4.50	12-1-2024	115,067	123,443
FHLB	4.50	3-1-2039	685,359	740,062
FHLB	4.50	3-1-2039	123,779	133,658
FHLB	4.50	5-1-2039	174,914	188,875
FHLB	4.50	10-1-2039	123,416	133,306
FHLB	4.50	10-1-2039	110,962	119,819
FHLB	4.50	9-1-2040	108,097	116,880
FHLB	4.50	1-1-2041	337,768	364,727
FHLB	4.50	2-1-2041	1,073,930	1,160,033
FHLB	4.50	2-1-2041	7,135,250	7,787,011
FHLB	4.50	4-1-2041	3,127,952	3,378,597
FHLB	4.75	12-16-2016	1,000,000	1,092,112
FHLB	4.88	9-8-2017	1,000,000	1,113,194
FHLB	5.00	11-17-2017	2,000,000	2,239,734
FHLB	5.00	12-1-2034	9,169	10,112
FHLB	5.00	8-1-2035	591,400	652,651
FHLB	5.00	11-1-2035	549,130	605,160
FHLB	5.00	12-1-2035	4,921	5,406
FHLB	5.00	1-1-2036	25,937	28,495
FHLB	5.00	6-1-2036	644,744	711,230
FHLB	5.00	3-1-2037	5,175	5,685
FHLB	5.00	7-1-2037	14,387	15,806
FHLB	5.00	3-1-2038	506,314	556,255

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.00%	5-1-2038	$28,785	$31,625
FHLB	5.00	6-1-2038	5,948	6,535
FHLB	5.00	9-1-2038	545,730	599,559
FHLB	5.00	5-1-2039	32,582	35,944
FHLB	5.00	1-1-2040	1,998,032	2,204,039
FHLB	5.38	5-18-2016	3,250,000	3,521,746
FHLB	5.38	9-30-2022	100,000	120,781
FHLB	5.50	12-1-2035	892,876	998,061
FHLB	5.50	7-15-2036	600,000	795,758
FHLB	5.50	12-1-2036	401,750	445,395
FHLB	5.50	3-1-2037	92,608	102,678
FHLB	5.50	7-1-2037	1,634,083	1,820,038
FHLB	5.50	10-1-2037	4,452	4,931
FHLB	5.50	3-1-2038	39,443	43,705
FHLB	5.50	5-1-2038	259,908	288,064
FHLB	5.50	6-1-2038	79,949	88,549
FHLB	5.50	8-1-2038	87,252	96,651
FHLB	5.50	10-1-2038	6,771	7,500
FHLB	5.50	11-1-2038	207,682	231,599
FHLB	6.00	1-1-2032	21,379	24,030
FHLB	6.00	4-1-2033	33,099	37,648
FHLB	6.00	7-1-2036	41,464	46,945
FHLB	6.00	9-1-2036	268,078	303,191
FHLB	6.00	11-1-2036	351,397	397,258
FHLB	6.00	11-1-2036	25,202	28,338
FHLB	6.00	5-1-2037	184,388	207,260
FHLB	6.00	6-1-2037	188,575	211,834
FHLB	6.00	8-1-2037	335,617	377,744
FHLB	6.00	9-1-2037	2,738	3,077
FHLB	6.00	9-1-2037	112,931	126,922
FHLB	6.00	10-1-2037	22,411	25,198
FHLB	6.00	10-1-2037	18,361	20,643
FHLB	6.00	11-1-2037	57,999	65,236
FHLB	6.00	11-1-2037	88,459	99,585
FHLB	6.00	12-1-2037	92,833	104,409
FHLB	6.00	12-1-2037	72,107	81,001
FHLB	6.00	12-1-2037	150,953	169,779
FHLB	6.00	6-1-2038	111,711	125,939
FHLB	6.00	7-1-2038	63,510	71,370
FHLB	6.00	12-1-2039	84,618	95,081
FHLB	6.00	5-1-2040	1,554,005	1,745,776
FHLMC	0.50	5-27-2016	1,000,000	997,762
FHLMC	0.70	9-27-2016	250,000	250,041
FHLMC	0.75	1-12-2018	2,000,000	1,966,250
FHLMC	0.88	2-22-2017	2,000,000	2,002,352
FHLMC	0.88	3-7-2018	2,000,000	1,968,268
FHLMC	1.00	9-27-2017	250,000	249,532
FHLMC	1.00	9-29-2017	2,000,000	1,994,100
FHLMC	1.25	8-21-2017	2,000,000	2,000,878
FHLMC	1.25	8-1-2019	2,000,000	1,951,338

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	1.25%	10-2-2019	$5,000,000	$4,863,305
FHLMC	1.75	9-10-2015	1,000,000	1,000,050
FHLMC	2.00	8-25-2016	1,000,000	1,027,274
FHLMC	2.00	7-30-2019	100,000	100,895
FHLMC ±	2.13	6-1-2038	639,021	678,178
FHLMC	2.38	1-13-2022	8,080,000	8,123,042
FHLMC %%	2.50	9-1-2029	20,000,000	20,247,060
FHLMC ±	2.75	10-1-2036	125,836	135,151
FHLMC	3.00	9-1-2021	791,507	824,955
FHLMC	3.00	4-1-2022	670,876	699,268
FHLMC	3.00	9-1-2026	142,229	147,323
FHLMC	3.00	10-1-2026	2,980,013	3,086,759
FHLMC	3.00	11-1-2026	302,166	312,990
FHLMC	3.00	11-1-2026	50,818	52,638
FHLMC	3.00	11-1-2026	817,035	846,302
FHLMC	3.00	12-1-2026	5,948,510	6,161,589
FHLMC	3.00	12-1-2026	22,492	23,298
FHLMC	3.00	12-1-2026	1,639,697	1,698,433
FHLMC	3.00	1-1-2027	2,933,323	3,038,397
FHLMC	3.00	3-1-2027	670,264	694,273
FHLMC	3.00	8-1-2027	1,991,856	2,063,205
FHLMC	3.00	4-1-2028	72,001	74,652
FHLMC	3.00	7-1-2029	6,961,788	7,211,163
FHLMC %%	3.00	9-1-2029	10,000,000	10,345,313
FHLMC	3.00	3-1-2043	5,532,656	5,510,206
FHLMC %%	3.50	9-1-2029	3,000,000	3,162,563
FHLMC	3.50	2-1-2042	13,546,326	13,929,034
FHLMC	3.50	10-1-2042	683,244	702,547
FHLMC	3.50	10-1-2042	6,802,587	6,994,772
FHLMC	3.50	10-1-2042	3,956,149	4,069,338
FHLMC	3.50	7-1-2043	5,622,700	5,781,551
FHLMC	3.50	8-1-2043	8,948,494	9,201,305
FHLMC	3.50	1-1-2044	4,877,101	5,014,888
FHLMC	3.50	6-1-2044	4,963,518	5,103,746
FHLMC %%	3.50	9-1-2044	13,000,000	13,353,438
FHLMC	3.75	3-27-2019	2,900,000	3,166,078
FHLMC	4.00	5-1-2023	58,531	62,280
FHLMC	4.00	2-1-2024	137,640	146,488
FHLMC	4.00	5-1-2024	77,503	82,373
FHLMC	4.00	5-1-2024	139,402	148,037
FHLMC	4.00	8-1-2024	196,731	209,165
FHLMC	4.00	1-1-2025	303,059	320,295
FHLMC	4.00	2-1-2025	288,418	307,966
FHLMC	4.00	3-1-2025	1,800,229	1,921,047
FHLMC	4.00	5-1-2025	886,467	945,924
FHLMC	4.00	6-1-2025	165,820	176,978
FHLMC	4.00	6-1-2025	632,645	675,374
FHLMC	4.00	7-1-2025	19,604	20,929
FHLMC	4.00	8-1-2025	122,967	131,269
FHLMC	4.00	10-1-2025	48,843	52,137

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	3-1-2026	$362,122	$386,349
FHLMC	4.00	4-1-2026	559,396	596,843
FHLMC	4.00	5-1-2026	420,748	448,948
FHLMC	4.00	5-1-2029	350,177	373,956
FHLMC	4.00	9-1-2031	380,549	402,810
FHLMC	4.00	10-1-2033	15,058	15,999
FHLMC	4.00	8-1-2036	6,711	7,104
FHLMC	4.00	4-1-2039	640,357	681,455
FHLMC	4.00	5-1-2039	268,263	283,955
FHLMC	4.00	6-1-2039	229,168	242,574
FHLMC	4.00	2-1-2040	400,469	423,896
FHLMC	4.00	9-1-2040	1,968,021	2,083,145
FHLMC	4.00	10-1-2040	459,805	486,702
FHLMC	4.00	10-1-2040	1,176,020	1,244,815
FHLMC	4.00	10-1-2040	1,764,778	1,874,225
FHLMC	4.00	11-1-2040	244,553	258,859
FHLMC	4.00	12-1-2040	108,886	115,256
FHLMC	4.00	12-1-2040	5,511,846	5,836,540
FHLMC	4.00	4-1-2041	28,798	30,482
FHLMC	4.00	6-1-2041	473,991	501,718
FHLMC	4.00	6-1-2041	10,839	11,473
FHLMC	4.00	10-1-2041	49,266	52,148
FHLMC	4.00	10-1-2041	280,173	296,562
FHLMC	4.00	11-1-2041	333,308	352,806
FHLMC	4.00	11-1-2041	71,055	75,212
FHLMC	4.00	11-1-2041	38,596	40,854
FHLMC	4.00	11-1-2041	26,926	28,502
FHLMC	4.00	11-1-2041	385,441	407,989
FHLMC	4.00	12-1-2041	9,572,386	10,132,347
FHLMC	4.00	1-1-2042	2,875,901	3,044,134
FHLMC	4.00	1-1-2042	126,662	134,071
FHLMC	4.00	2-1-2042	56,900	60,229
FHLMC	4.00	5-1-2044	8,191,677	8,670,870
FHLMC %%	4.00	9-1-2044	20,000,000	21,146,484
FHLMC	4.50	4-1-2018	40,784	43,021
FHLMC	4.50	8-1-2018	608,199	641,571
FHLMC	4.50	10-1-2018	123,303	130,069
FHLMC	4.50	4-1-2024	86,473	92,566
FHLMC	4.50	8-1-2024	614,522	658,442
FHLMC	4.50	11-1-2024	224,558	240,482
FHLMC	4.50	2-1-2025	745,815	799,893
FHLMC	4.50	8-1-2035	53,736	58,202
FHLMC	4.50	9-1-2035	77,446	83,833
FHLMC	4.50	1-1-2037	91,483	98,785
FHLMC	4.50	10-1-2038	360,391	389,156
FHLMC	4.50	2-1-2039	39,183	42,358
FHLMC	4.50	5-1-2039	66,967	72,312
FHLMC	4.50	6-1-2039	2,405,256	2,598,279
FHLMC	4.50	9-1-2039	1,536,568	1,659,880
FHLMC	4.50	10-1-2039	239,063	258,144

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	10-1-2039	$294,596	$318,167
FHLMC	4.50	1-1-2040	2,432,022	2,655,618
FHLMC	4.50	2-1-2040	7,529,577	8,198,726
FHLMC	4.50	3-1-2040	3,213,760	3,515,272
FHLMC	4.50	8-1-2040	1,530,636	1,653,120
FHLMC	4.50	9-1-2040	360,589	389,378
FHLMC	4.50	9-1-2040	3,087,265	3,370,227
FHLMC	4.50	2-1-2041	87,897	94,935
FHLMC	4.50	4-1-2041	3,995,868	4,315,722
FHLMC	4.50	7-1-2041	192,594	207,968
FHLMC	4.50	10-1-2041	1,459,263	1,575,735
FHLMC	4.75	11-17-2015	2,000,000	2,108,234
FHLMC	4.88	6-13-2018	1,700,000	1,919,152
FHLMC	5.00	7-1-2022	570	602
FHLMC	5.00	6-1-2023	35,721	38,738
FHLMC	5.00	6-1-2023	6,294	6,727
FHLMC	5.00	6-1-2023	12,510	13,679
FHLMC	5.00	10-1-2023	2,612	2,759
FHLMC	5.00	8-1-2033	1,523,106	1,695,201
FHLMC	5.00	11-1-2033	151,964	167,490
FHLMC	5.00	3-1-2034	111,175	122,667
FHLMC	5.00	7-1-2035	603,495	666,036
FHLMC	5.00	8-1-2035	178,672	197,019
FHLMC	5.00	9-1-2035	840,343	941,040
FHLMC	5.00	4-1-2036	74,057	81,705
FHLMC	5.00	12-1-2036	57,680	63,369
FHLMC	5.00	2-1-2037	79,138	86,944
FHLMC	5.00	3-1-2039	466,410	518,197
FHLMC	5.00	8-1-2039	1,036,387	1,147,140
FHLMC	5.00	8-1-2039	5,445,997	6,002,453
FHLMC	5.00	9-1-2039	1,600,171	1,764,371
FHLMC	5.00	12-1-2039	2,217,510	2,466,184
FHLMC	5.00	6-1-2040	4,400,965	4,878,519
FHLMC	5.00	6-1-2040	4,526,606	5,017,820
FHLMC	5.13	11-17-2017	1,000,000	1,125,408
FHLMC	5.25	4-18-2016	650,000	700,156
FHLMC ±	5.35	4-1-2037	52,062	55,943
FHLMC	5.50	7-18-2016	650,000	710,199
FHLMC	5.50	12-1-2016	13,798	14,643
FHLMC	5.50	8-1-2017	931	988
FHLMC	5.50	8-23-2017	3,000,000	3,386,769
FHLMC	5.50	9-1-2017	19,975	21,198
FHLMC	5.50	10-1-2017	1,318	1,399
FHLMC	5.50	11-1-2017	19,997	21,221
FHLMC	5.50	11-1-2017	16,084	17,068
FHLMC	5.50	12-1-2017	580,841	616,401
FHLMC	5.50	3-1-2018	27,686	29,381
FHLMC	5.50	2-1-2019	250,103	265,415
FHLMC	5.50	12-1-2033	237,660	266,169
FHLMC	5.50	12-1-2034	236,620	266,091

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	1-1-2035	$560,774	$621,223
FHLMC	5.50	6-1-2035	571,163	642,463
FHLMC	5.50	1-1-2036	105,756	117,150
FHLMC	5.50	1-1-2036	47,182	52,590
FHLMC	5.50	2-1-2036	146,995	163,783
FHLMC	5.50	12-1-2036	180,584	200,313
FHLMC	5.50	2-1-2037	189,592	209,986
FHLMC	5.50	3-1-2037	179,178	198,543
FHLMC	5.50	4-1-2037	40,720	45,113
FHLMC	5.50	1-1-2038	452,644	502,084
FHLMC	5.50	2-1-2038	541,139	599,529
FHLMC	5.50	4-1-2038	552,267	615,844
FHLMC	5.50	5-1-2038	69,095	76,528
FHLMC	5.50	5-1-2038	1,264,672	1,401,143
FHLMC	5.50	5-1-2038	387,288	431,976
FHLMC	5.50	5-1-2038	1,862,514	2,063,802
FHLMC	5.50	6-1-2038	11,205	12,410
FHLMC	5.50	7-1-2038	258,171	285,942
FHLMC	5.50	7-1-2038	327,971	363,251
FHLMC	5.50	8-1-2038	442,641	490,277
FHLMC	5.50	8-1-2038	92,068	101,972
FHLMC	5.50	9-1-2038	61,955	68,620
FHLMC	5.50	9-1-2038	137,564	152,415
FHLMC	5.50	1-1-2039	215,424	238,633
FHLMC	5.50	8-1-2039	818,320	913,167
FHLMC	5.50	11-1-2039	1,555,645	1,727,701
FHLMC	5.50	3-1-2040	2,922,562	3,237,768
FHLMC	5.50	4-1-2040	2,002,260	2,218,580
FHLMC ±	5.54	8-1-2038	161,384	165,008
FHLMC	6.00	9-1-2023	107,987	119,742
FHLMC	6.00	11-1-2033	397,539	452,442
FHLMC	6.00	7-1-2034	307,858	349,677
FHLMC	6.00	1-1-2036	55,000	62,665
FHLMC	6.00	2-1-2036	495,796	559,465
FHLMC	6.00	11-1-2036	110,225	124,665
FHLMC	6.00	12-1-2036	43,316	48,954
FHLMC	6.00	2-1-2037	3,400	3,829
FHLMC	6.00	3-1-2037	19,569	21,983
FHLMC	6.00	3-1-2037	179,120	201,653
FHLMC	6.00	4-1-2037	2,175	2,446
FHLMC	6.00	8-1-2037	52,390	58,919
FHLMC	6.00	8-1-2037	56,490	63,471
FHLMC	6.00	8-1-2037	156,139	175,591
FHLMC	6.00	8-1-2037	23,817	26,780
FHLMC	6.00	8-1-2037	148,905	168,056
FHLMC	6.00	9-1-2037	6,647	7,475
FHLMC	6.00	9-1-2037	29,984	33,682
FHLMC	6.00	10-1-2037	934,012	1,049,877
FHLMC	6.00	10-1-2037	39,158	43,987
FHLMC	6.00	10-1-2037	38,078	42,812

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	11-1-2037	$28,648	$32,192
FHLMC	6.00	11-1-2037	161,599	181,531
FHLMC	6.00	12-1-2037	501,145	563,213
FHLMC	6.00	12-1-2037	79,777	89,646
FHLMC	6.00	1-1-2038	33,884	38,114
FHLMC	6.00	2-1-2038	24,238	27,266
FHLMC	6.00	2-1-2038	77,844	87,446
FHLMC	6.00	5-1-2038	69,600	78,564
FHLMC	6.00	6-1-2038	49,900	56,084
FHLMC	6.00	6-1-2038	37,675	42,363
FHLMC	6.00	6-1-2038	50,430	56,662
FHLMC	6.00	7-1-2038	92,542	103,956
FHLMC	6.00	7-1-2038	554,204	622,927
FHLMC	6.00	8-1-2038	60,030	67,482
FHLMC	6.00	8-1-2038	124,854	140,320
FHLMC	6.00	9-1-2038	62,276	70,005
FHLMC	6.00	9-1-2038	42,253	47,465
FHLMC	6.00	9-1-2038	79,708	89,584
FHLMC	6.00	10-1-2038	54,474	61,238
FHLMC	6.00	11-1-2038	49,200	55,331
FHLMC	6.00	12-1-2038	1,670	1,876
FHLMC	6.00	3-1-2039	31,730	35,644
FHLMC	6.00	6-1-2039	4,454	5,010
FHLMC	6.25	7-15-2032	500,000	711,397
FHLMC	6.50	6-1-2036	44,306	49,911
FHLMC	6.50	10-1-2037	83,273	94,406
FHLMC	6.50	12-1-2037	123,533	139,162
FHLMC	6.50	3-1-2038	29,023	32,721
FHLMC	6.50	3-1-2038	124,548	140,305
FHLMC	6.50	1-1-2039	32,719	36,859
FHLMC	6.50	4-1-2039	265,532	299,125
FHLMC	6.50	4-1-2039	357,761	403,023
FHLMC	6.75	3-15-2031	1,000,000	1,467,956
FICO	9.65	11-2-2018	500,000	662,682
FNMA	5.00	12-1-2035	8,085	8,935
FNMA ¤	0.00	6-1-2017	300,000	291,331
FNMA ¤	0.00	10-9-2019	200,000	177,062
FNMA	0.38	12-21-2015	2,000,000	2,002,044
FNMA	0.38	7-5-2016	2,000,000	1,995,484
FNMA	0.50	3-30-2016	2,000,000	2,002,632
FNMA	0.52	5-20-2016	500,000	499,683
FNMA	0.63	8-26-2016	1,000,000	1,000,570
FNMA	0.75	4-20-2017	2,000,000	1,991,342
FNMA	0.88	10-26-2017	2,250,000	2,231,467
FNMA	0.88	12-20-2017	2,000,000	1,977,786
FNMA	0.88	2-8-2018	1,000,000	986,099
FNMA	0.88	5-21-2018	2,000,000	1,962,134
FNMA	0.90	11-7-2017	250,000	247,800
FNMA	0.95	8-23-2017	1,000,000	997,989
FNMA	1.00	5-21-2018	100,000	98,510

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	1.13%	4-27-2017	$1,000,000	$1,005,388
FNMA	1.25	9-28-2016	1,000,000	1,012,817
FNMA	1.38	11-15-2016	2,000,000	2,029,326
FNMA	1.55	10-29-2019	1,000,000	977,938
FNMA	1.63	10-26-2015	1,000,000	1,015,759
FNMA	1.63	11-27-2018	2,000,000	2,003,562
FNMA	1.70	10-4-2019	125,000	123,023
FNMA	1.75	1-30-2019	200,000	200,781
FNMA	1.75	5-30-2019	2,000,000	2,006,498
FNMA	1.75	9-12-2019	2,000,000	1,992,516
FNMA	1.88	10-15-2015	200,000	203,431
FNMA	1.88	2-19-2019	3,000,000	3,030,219
FNMA	2.20	10-25-2022	150,000	144,999
FNMA	2.25	10-17-2022	1,000,000	960,862
FNMA ±	2.26	10-1-2037	394,032	423,762
FNMA ±	2.30	4-1-2036	104,678	112,476
FNMA ±	2.36	3-1-2037	111,892	119,769
FNMA	2.38	4-11-2016	1,000,000	1,031,023
FNMA ±	2.41	4-1-2038	88,561	95,126
FNMA ±	2.47	6-1-2035	137,992	148,197
FNMA ±	2.47	1-1-2037	19,401	20,889
FNMA	2.50	10-1-2027	3,480,533	3,534,047
FNMA	2.50	3-1-2028	4,017,039	4,084,986
FNMA	2.50	4-1-2028	6,570,551	6,679,703
FNMA	2.50	7-1-2028	6,120,735	6,222,426
FNMA	2.50	7-1-2028	9,439,185	9,595,832
FNMA	2.50	7-1-2028	8,970,145	9,118,778
FNMA	2.50	10-1-2028	6,998,698	7,108,494
FNMA %%	2.50	9-1-2029	8,500,000	8,610,500
FNMA	2.50	1-1-2038	333,165	319,711
FNMA	2.50	10-1-2042	600,836	576,574
FNMA	2.50	11-1-2042	72,090	69,177
FNMA	2.50	2-1-2043	232,558	223,160
FNMA	2.50	3-1-2043	252,784	242,570
FNMA	2.50	3-1-2043	141,439	135,723
FNMA	2.50	3-1-2043	279,862	268,552
FNMA	2.50	4-1-2043	180,840	173,532
FNMA	2.50	4-1-2043	400,489	384,303
FNMA	2.50	8-1-2043	1,389,492	1,333,338
FNMA	2.50	8-1-2043	334,872	321,338
FNMA	2.50	8-1-2043	638,195	612,402
FNMA ±	2.52	12-1-2036	18,317	19,602
FNMA ±	2.55	3-1-2036	56,705	56,949
FNMA ±	2.66	2-1-2042	3,484,422	3,644,774
FNMA	3.00	10-1-2021	6,773,278	7,073,370
FNMA	3.00	8-1-2026	246,445	255,718
FNMA	3.00	9-1-2026	156,717	162,780
FNMA	3.00	11-1-2026	2,483,102	2,579,582
FNMA	3.00	11-1-2026	241,221	250,593
FNMA	3.00	2-1-2027	149,742	155,565

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	2-1-2027	$1,435,415	$1,491,238
FNMA	3.00	4-1-2027	279,838	290,723
FNMA	3.00	5-1-2027	331,223	344,106
FNMA	3.00	6-1-2027	221,987	230,622
FNMA	3.00	7-1-2027	388,265	403,365
FNMA	3.00	7-1-2027	514,005	533,930
FNMA	3.00	8-1-2027	2,559,787	2,659,363
FNMA	3.00	8-1-2027	2,593,272	2,693,934
FNMA	3.00	8-1-2027	14,524,343	15,088,524
FNMA	3.00	9-1-2027	1,967,743	2,044,298
FNMA	3.00	9-1-2027	1,876,691	1,949,704
FNMA	3.00	9-1-2027	8,236,810	8,557,238
FNMA	3.00	9-1-2027	3,058,187	3,177,151
FNMA	3.00	10-1-2027	3,673,197	3,816,092
FNMA	3.00	9-1-2042	2,665,134	2,661,101
FNMA	3.00	9-1-2042	39,645	39,585
FNMA	3.00	9-1-2042	702,183	701,119
FNMA	3.00	9-1-2042	456,643	454,820
FNMA	3.00	10-1-2042	4,783,094	4,775,850
FNMA	3.00	10-1-2042	1,226,677	1,224,821
FNMA	3.00	10-1-2042	4,653,932	4,652,656
FNMA	3.00	11-1-2042	9,003,941	8,990,307
FNMA	3.00	12-1-2042	9,068,912	9,066,425
FNMA	3.00	1-1-2043	8,987,436	8,971,984
FNMA	3.00	2-1-2043	9,346,231	9,326,277
FNMA	3.00	3-1-2043	10,946,166	10,918,369
FNMA	3.00	4-1-2043	9,287,985	9,260,472
FNMA	3.00	5-1-2043	2,344,232	2,337,772
FNMA	3.00	5-1-2043	9,318,649	9,291,071
FNMA	3.00	6-1-2043	4,741,062	4,730,938
FNMA	3.00	6-1-2043	198,576	198,029
FNMA	3.00	7-1-2043	9,358,211	9,326,784
FNMA	3.00	7-1-2043	1,000,001	996,625
FNMA	3.00	8-1-2043	385,508	384,047
FNMA	3.00	8-1-2043	1,000,001	996,008
FNMA	3.00	8-1-2043	441,917	440,243
FNMA	3.00	12-1-2043	308,264	307,033
FNMA	3.00	4-1-2044	306,228	305,005
FNMA	3.00	7-1-2044	359,506	358,071
FNMA %%	3.00	9-1-2044	15,000,000	14,926,466
FNMA ±	3.02	3-1-2041	2,410,074	2,568,194
FNMA ±	3.06	3-1-2041	3,284,435	3,484,714
FNMA	3.40	9-27-2032	250,000	242,034
FNMA ±	3.44	10-1-2040	2,324,947	2,447,789
FNMA	3.50	11-1-2025	2,440,825	2,580,793
FNMA	3.50	12-1-2025	5,952,141	6,298,857
FNMA %%	3.50	9-1-2026	12,000,000	12,670,597
FNMA	3.50	12-1-2026	9,179,441	9,706,280
FNMA	3.50	1-1-2036	27,875	28,723
FNMA	3.50	10-1-2040	1,658,452	1,708,920

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	12-1-2040	$213,317	$219,808
FNMA	3.50	1-1-2041	1,300,605	1,341,211
FNMA	3.50	1-1-2041	44,688	46,048
FNMA	3.50	1-1-2041	115,931	119,459
FNMA	3.50	1-1-2041	46,968	48,397
FNMA	3.50	1-1-2041	419,239	431,996
FNMA	3.50	2-1-2041	565,825	584,077
FNMA	3.50	2-1-2041	36,556	37,669
FNMA	3.50	2-1-2041	3,015,287	3,107,044
FNMA	3.50	2-1-2041	584,780	602,575
FNMA	3.50	9-1-2042	12,551,012	12,932,948
FNMA	3.50	9-1-2042	8,278,020	8,529,926
FNMA	3.50	10-1-2042	6,483,627	6,680,929
FNMA	3.50	12-1-2042	1,469,286	1,513,997
FNMA	3.50	4-1-2043	6,610,011	6,812,767
FNMA	3.50	5-1-2043	451,590	465,333
FNMA	3.50	5-1-2043	493,162	508,289
FNMA	3.50	6-1-2043	676,880	697,478
FNMA	3.50	7-1-2043	11,382,066	11,728,430
FNMA	3.50	7-1-2043	9,290,182	9,572,889
FNMA	3.50	8-1-2043	1,385,500	1,427,787
FNMA	3.50	9-1-2043	740,778	763,320
FNMA	3.50	9-1-2043	473,673	488,087
FNMA	3.50	1-1-2044	9,765,240	10,062,404
FNMA %%	3.50	9-1-2044	40,000,000	41,170,624
FNMA	4.00	8-1-2018	1,156,529	1,225,491
FNMA	4.00	8-1-2018	840,858	890,806
FNMA	4.00	8-1-2018	611,007	646,341
FNMA	4.00	8-1-2018	530,880	562,467
FNMA	4.00	9-1-2018	4,958	5,245
FNMA	4.00	2-1-2019	123,564	130,725
FNMA	4.00	4-1-2019	86,847	91,936
FNMA	4.00	5-1-2019	37,358	39,573
FNMA	4.00	7-1-2019	591,798	627,021
FNMA	4.00	5-1-2020	4,683,120	4,962,376
FNMA	4.00	10-1-2020	40,978	43,348
FNMA	4.00	5-1-2021	316,731	335,583
FNMA	4.00	6-1-2021	326,450	345,712
FNMA	4.00	2-1-2024	10,938	11,702
FNMA	4.00	3-1-2024	546,716	584,477
FNMA	4.00	4-1-2024	963,579	1,030,605
FNMA	4.00	5-1-2024	39,148	41,878
FNMA	4.00	6-1-2024	333,414	356,631
FNMA	4.00	6-1-2024	91,840	97,683
FNMA	4.00	6-1-2024	211,656	226,438
FNMA	4.00	6-1-2024	108,854	115,696
FNMA	4.00	9-1-2024	85,517	91,459
FNMA	4.00	10-1-2024	81,752	87,456
FNMA	4.00	2-1-2025	593,095	634,549
FNMA	4.00	3-1-2025	2,338,212	2,503,551

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	3-1-2025	$93,967	$100,522
FNMA	4.00	7-1-2025	1,547,752	1,655,915
FNMA	4.00	1-1-2026	80,180	85,346
FNMA	4.00	5-1-2026	1,539,509	1,646,735
FNMA	4.00	7-1-2026	645,237	690,263
FNMA	4.00	2-1-2039	87,798	93,123
FNMA	4.00	2-1-2039	368,929	391,306
FNMA	4.00	3-1-2039	47,136	49,995
FNMA	4.00	8-1-2039	3,657,705	3,900,439
FNMA	4.00	8-1-2039	366,863	389,115
FNMA	4.00	8-1-2039	591,296	627,160
FNMA	4.00	8-1-2039	1,296,254	1,374,877
FNMA	4.00	11-1-2039	31,345	33,246
FNMA	4.00	1-1-2040	329,430	349,411
FNMA	4.00	1-1-2040	363,800	385,865
FNMA	4.00	3-1-2040	15,216	16,139
FNMA	4.00	3-1-2040	526,016	557,920
FNMA	4.00	4-1-2040	2,218,085	2,352,620
FNMA	4.00	8-1-2040	88,404	93,766
FNMA	4.00	8-1-2040	1,542,502	1,636,061
FNMA	4.00	8-1-2040	894,575	948,835
FNMA	4.00	8-1-2040	472,240	500,883
FNMA	4.00	9-1-2040	24,164	25,630
FNMA	4.00	9-1-2040	20,698	21,953
FNMA	4.00	9-1-2040	103,366	109,636
FNMA	4.00	10-1-2040	49,142	52,123
FNMA	4.00	10-1-2040	55,119	58,463
FNMA	4.00	10-1-2040	258,786	274,483
FNMA	4.00	10-1-2040	668,209	708,739
FNMA	4.00	11-1-2040	453,643	481,159
FNMA	4.00	11-1-2040	423,647	449,343
FNMA	4.00	11-1-2040	207,324	219,899
FNMA	4.00	11-1-2040	309,317	328,078
FNMA	4.00	11-1-2040	47,128	49,986
FNMA	4.00	11-1-2040	31,609	33,526
FNMA	4.00	11-1-2040	85,285	90,458
FNMA	4.00	11-1-2040	3,573,539	3,790,288
FNMA	4.00	12-1-2040	3,261,278	3,474,330
FNMA	4.00	12-1-2040	15,944	16,911
FNMA	4.00	12-1-2040	29,861	31,672
FNMA	4.00	12-1-2040	118,411	125,593
FNMA	4.00	12-1-2040	415,512	440,714
FNMA	4.00	12-1-2040	170,518	180,861
FNMA	4.00	12-1-2040	88,019	93,357
FNMA	4.00	12-1-2040	477,659	506,631
FNMA	4.00	12-1-2040	1,014,355	1,075,879
FNMA	4.00	1-1-2041	4,923,608	5,222,244
FNMA	4.00	1-1-2041	11,413	12,105
FNMA	4.00	1-1-2041	90,165	95,634
FNMA	4.00	2-1-2041	401,559	425,915

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	2-1-2041	$222,370	$235,858
FNMA	4.00	2-1-2041	5,390,973	5,717,955
FNMA	4.00	3-1-2041	133,587	141,690
FNMA	4.00	3-1-2041	2,620,124	2,779,044
FNMA	4.00	4-1-2041	333,386	353,607
FNMA	4.00	5-1-2041	5,503,642	5,837,458
FNMA	4.00	7-1-2041	24,254	25,735
FNMA	4.00	7-1-2041	131,266	139,321
FNMA	4.00	8-1-2041	28,977	30,753
FNMA	4.00	8-1-2041	392,260	416,052
FNMA	4.00	10-1-2041	1,792,665	1,901,433
FNMA	4.00	10-1-2041	1,673,571	1,775,236
FNMA	4.00	10-1-2041	281,419	298,653
FNMA	4.00	10-1-2041	145,082	153,882
FNMA	4.00	11-1-2041	409,163	434,206
FNMA	4.00	11-1-2041	1,389,260	1,473,990
FNMA	4.00	12-1-2041	465,587	494,221
FNMA	4.00	12-1-2041	260,292	276,302
FNMA	4.00	12-1-2041	305,311	323,992
FNMA	4.00	1-1-2042	16,546	17,559
FNMA	4.00	1-1-2042	90,920	96,435
FNMA	4.00	2-1-2042	133,767	142,990
FNMA	4.00	2-1-2042	19,598	20,800
FNMA	4.00	2-1-2042	144,478	153,242
FNMA	4.00	2-1-2042	4,654,247	4,936,544
FNMA	4.00	4-1-2042	1,834,946	1,947,362
FNMA	4.00	7-1-2042	82,388	87,445
FNMA	4.00	10-1-2043	9,086,852	9,638,003
FNMA	4.00	10-1-2043	6,553,183	6,950,658
FNMA	4.00	12-1-2043	5,969,476	6,331,752
FNMA	4.00	7-1-2044	7,461,014	7,913,552
FNMA %%	4.00	9-1-2044	41,750,000	44,230,300
FNMA	4.38	10-15-2015	1,000,000	1,046,260
FNMA	4.50	11-1-2014	46	49
FNMA	4.50	5-1-2015	3,343	3,533
FNMA	4.50	3-1-2018	28,072	29,668
FNMA	4.50	4-1-2018	126,609	133,802
FNMA	4.50	12-1-2018	16,708	17,672
FNMA	4.50	5-1-2019	15,184	16,051
FNMA	4.50	1-1-2020	32,271	34,180
FNMA	4.50	8-1-2020	16,574	17,634
FNMA	4.50	10-1-2020	53,539	56,910
FNMA	4.50	10-1-2020	31,803	33,612
FNMA	4.50	12-1-2020	77,096	82,082
FNMA	4.50	1-1-2021	45,580	48,319
FNMA	4.50	3-1-2022	403,958	427,681
FNMA	4.50	3-1-2022	63,551	67,403
FNMA	4.50	5-1-2022	14,848	15,698
FNMA	4.50	11-1-2022	84,891	90,461
FNMA	4.50	2-1-2023	309,184	326,678

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	3-1-2023	$28,653	$30,736
FNMA	4.50	3-1-2023	7,212	7,755
FNMA	4.50	3-1-2023	177,930	189,743
FNMA	4.50	5-1-2023	114,725	121,216
FNMA	4.50	5-1-2023	45,363	47,929
FNMA	4.50	5-1-2023	26,579	28,577
FNMA	4.50	5-1-2023	14,762	15,770
FNMA	4.50	6-1-2023	225,481	242,687
FNMA	4.50	12-1-2023	107,831	113,932
FNMA	4.50	3-1-2024	19,590	21,072
FNMA	4.50	5-1-2024	22,899	24,444
FNMA	4.50	5-1-2024	325,619	350,087
FNMA	4.50	7-1-2024	1,231,747	1,314,388
FNMA	4.50	8-1-2024	9,351	9,990
FNMA	4.50	8-1-2024	155,813	166,497
FNMA	4.50	8-1-2024	100,247	107,061
FNMA	4.50	1-1-2025	1,530,981	1,635,636
FNMA	4.50	3-1-2025	94,326	101,556
FNMA	4.50	3-1-2025	1,634,981	1,738,702
FNMA	4.50	4-1-2025	173,571	185,457
FNMA	4.50	4-1-2025	40,149	43,361
FNMA	4.50	10-1-2025	237,555	256,559
FNMA	4.50	2-1-2026	161,078	173,964
FNMA	4.50	2-1-2026	43,314	46,277
FNMA	4.50	4-1-2026	665,083	709,324
FNMA	4.50	5-1-2026	63,906	68,217
FNMA	4.50	6-1-2026	28,280	30,182
FNMA	4.50	4-1-2028	49,003	52,923
FNMA	4.50	4-1-2028	23,435	25,309
FNMA	4.50	4-1-2028	43,991	47,510
FNMA	4.50	3-1-2029	47,427	51,221
FNMA	4.50	5-1-2029	5,187,111	5,602,067
FNMA	4.50	10-1-2029	355,015	386,595
FNMA	4.50	9-1-2033	379,708	411,533
FNMA	4.50	4-1-2035	88,349	95,417
FNMA	4.50	5-1-2035	20,522	22,224
FNMA	4.50	7-1-2035	4,164	4,501
FNMA	4.50	8-1-2035	10,473	11,338
FNMA	4.50	9-1-2035	478,083	516,500
FNMA	4.50	9-1-2035	33,847	36,587
FNMA	4.50	9-1-2035	2,301,782	2,487,271
FNMA	4.50	10-1-2035	91,649	99,161
FNMA	4.50	3-1-2038	638,864	689,972
FNMA	4.50	2-1-2039	363,041	392,084
FNMA	4.50	2-1-2039	18,633	20,124
FNMA	4.50	2-1-2039	28,559	30,844
FNMA	4.50	2-1-2039	72,043	77,806
FNMA	4.50	3-1-2039	1,400,639	1,512,687
FNMA	4.50	3-1-2039	1,681,908	1,816,457
FNMA	4.50	4-1-2039	10,425	11,259

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	4-1-2039	$1,715,219	$1,852,432
FNMA	4.50	4-1-2039	508,508	549,187
FNMA	4.50	4-1-2039	1,591,572	1,718,894
FNMA	4.50	5-1-2039	739,517	808,287
FNMA	4.50	5-1-2039	1,986,015	2,169,476
FNMA	4.50	6-1-2039	1,101,698	1,189,921
FNMA	4.50	9-1-2039	1,753,842	1,914,817
FNMA	4.50	12-1-2039	190,251	205,471
FNMA	4.50	2-1-2040	3,704,540	4,049,876
FNMA	4.50	2-1-2040	2,700,077	2,916,076
FNMA	4.50	3-1-2040	2,869,111	3,142,202
FNMA	4.50	5-1-2040	1,123,052	1,222,747
FNMA	4.50	5-1-2040	2,634,358	2,876,918
FNMA	4.50	6-1-2040	955,411	1,031,842
FNMA	4.50	8-1-2040	285,988	308,957
FNMA	4.50	8-1-2040	2,697,351	2,914,647
FNMA	4.50	9-1-2040	37,292	40,275
FNMA	4.50	10-1-2040	425,531	460,127
FNMA	4.50	10-1-2040	2,681,719	2,899,337
FNMA	4.50	11-1-2040	1,968,391	2,128,027
FNMA	4.50	2-1-2041	8,098,523	8,762,014
FNMA	4.50	2-1-2041	6,085,428	6,582,753
FNMA	4.50	4-1-2041	1,767,533	1,912,355
FNMA	4.50	5-1-2041	11,850	12,798
FNMA	4.50	5-1-2041	9,685,167	10,472,346
FNMA %%	4.50	9-1-2041	14,000,000	15,115,625
FNMA	4.88	12-15-2016	950,000	1,039,627
FNMA	5.00	12-1-2014	16,269	17,188
FNMA	5.00	8-1-2015	99,600	105,226
FNMA	5.00	11-1-2015	115,632	122,164
FNMA	5.00	2-13-2017	500,000	550,929
FNMA	5.00	5-11-2017	1,200,000	1,328,340
FNMA	5.00	12-1-2017	357,370	377,557
FNMA	5.00	6-1-2018	239,320	253,162
FNMA	5.00	10-1-2018	151,432	160,188
FNMA	5.00	11-1-2018	51,825	54,823
FNMA	5.00	6-1-2019	115,600	123,456
FNMA	5.00	9-1-2019	286,998	306,100
FNMA	5.00	10-1-2019	178,932	191,119
FNMA	5.00	11-1-2019	156,874	166,020
FNMA	5.00	6-1-2020	74,521	80,098
FNMA	5.00	5-1-2023	497,693	540,020
FNMA	5.00	5-1-2023	90,729	98,406
FNMA	5.00	6-1-2023	226,933	246,201
FNMA	5.00	6-1-2023	74,835	79,063
FNMA	5.00	9-1-2024	134,449	148,177
FNMA	5.00	3-1-2025	1,444,603	1,577,787
FNMA	5.00	4-1-2034	230,003	256,341
FNMA	5.00	4-1-2034	654,714	723,501
FNMA	5.00	4-1-2035	2,014,290	2,226,289

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	6-1-2035	$686,738	$758,898
FNMA	5.00	7-1-2035	48,063	53,090
FNMA	5.00	7-1-2035	33,200	36,690
FNMA	5.00	7-1-2035	64,861	71,666
FNMA	5.00	8-1-2035	85,032	93,970
FNMA	5.00	10-1-2035	2,578,960	2,849,492
FNMA	5.00	11-1-2035	681,600	753,205
FNMA	5.00	2-1-2036	3,146,678	3,477,091
FNMA	5.00	7-1-2036	53,183	58,613
FNMA	5.00	11-1-2036	233,895	257,776
FNMA	5.00	11-1-2036	231,186	255,410
FNMA	5.00	5-1-2037	62,391	68,766
FNMA	5.00	5-1-2037	65,024	71,663
FNMA	5.00	5-1-2037	210,059	231,507
FNMA	5.00	6-1-2037	59,861	65,973
FNMA	5.00	8-1-2037	474,025	522,424
FNMA	5.00	2-1-2038	1,619,752	1,789,401
FNMA	5.00	3-1-2038	1,047,471	1,154,420
FNMA	5.00	4-1-2038	59,996	66,121
FNMA	5.00	5-1-2038	328,007	361,498
FNMA	5.00	5-1-2038	186,028	205,022
FNMA	5.00	5-1-2038	132,402	145,921
FNMA	5.00	7-1-2038	8,176	9,011
FNMA	5.00	7-1-2038	7,983	8,799
FNMA	5.00	11-1-2038	283,961	312,954
FNMA	5.00	11-1-2038	106,708	117,604
FNMA	5.00	11-1-2038	9,759	10,755
FNMA	5.00	4-1-2039	307,670	339,084
FNMA	5.00	4-1-2039	401,361	442,341
FNMA	5.00	6-1-2039	712,453	785,195
FNMA	5.00	7-1-2039	535,408	590,074
FNMA	5.00	8-1-2039	5,056,559	5,576,011
FNMA	5.00	10-1-2039	919,864	1,014,387
FNMA	5.00	7-1-2040	7,335,220	8,159,166
FNMA	5.00	9-1-2040	4,588,500	5,064,759
FNMA	5.00	4-1-2041	2,895,816	3,199,312
FNMA	5.00	8-1-2041	380,430	421,327
FNMA %%	5.00	9-1-2041	5,000,000	5,513,335
FNMA	5.38	7-15-2016	1,000,000	1,090,228
FNMA	5.38	6-12-2017	1,500,000	1,680,453
FNMA	5.45	10-18-2021	200,000	219,344
FNMA	5.50	12-1-2014	572	606
FNMA	5.50	2-1-2015	4,090	4,337
FNMA	5.50	2-1-2016	5,403	5,729
FNMA	5.50	6-1-2016	120,447	127,722
FNMA	5.50	8-1-2016	18,468	19,583
FNMA	5.50	11-1-2016	6,723	7,129
FNMA	5.50	11-1-2016	144,907	153,659
FNMA	5.50	1-1-2017	86,398	91,616
FNMA	5.50	2-1-2017	2,853	3,026

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	2-1-2017	$50,264	$53,300
FNMA	5.50	4-1-2017	76,555	81,179
FNMA	5.50	6-1-2017	139,321	147,735
FNMA	5.50	7-1-2017	148,631	157,607
FNMA	5.50	8-1-2017	37,347	39,602
FNMA	5.50	10-1-2017	136,675	144,934
FNMA	5.50	3-1-2018	41,663	44,179
FNMA	5.50	4-1-2018	61,803	65,535
FNMA	5.50	12-1-2018	655,667	695,266
FNMA	5.50	5-1-2021	188,530	200,021
FNMA	5.50	12-1-2021	22,262	23,607
FNMA	5.50	5-1-2023	206,894	226,680
FNMA	5.50	2-1-2024	18,564	20,144
FNMA	5.50	6-1-2024	189,615	209,324
FNMA	5.50	8-1-2025	106,434	119,811
FNMA	5.50	7-1-2033	174,787	196,328
FNMA	5.50	9-1-2033	412,404	462,815
FNMA	5.50	11-1-2033	189,294	212,741
FNMA	5.50	7-1-2034	224,099	251,092
FNMA	5.50	9-1-2034	82,421	92,668
FNMA	5.50	10-1-2034	75,537	84,559
FNMA	5.50	12-1-2034	363,917	408,471
FNMA	5.50	1-1-2035	299,042	335,914
FNMA	5.50	1-1-2035	2,242,543	2,519,143
FNMA	5.50	6-1-2035	456,612	511,131
FNMA	5.50	8-1-2035	52,188	58,453
FNMA	5.50	8-1-2035	299,640	335,154
FNMA	5.50	8-1-2035	584,843	654,167
FNMA	5.50	9-1-2035	419,917	470,745
FNMA	5.50	12-1-2035	670,861	749,635
FNMA	5.50	12-1-2035	612,433	679,899
FNMA	5.50	1-1-2036	1,560,191	1,743,400
FNMA	5.50	2-1-2036	348,448	389,756
FNMA	5.50	4-1-2036	1,110,075	1,232,361
FNMA	5.50	4-1-2036	440,256	492,647
FNMA	5.50	4-1-2036	2,466,418	2,748,099
FNMA	5.50	9-1-2036	40,533	45,048
FNMA	5.50	2-1-2037	268,677	304,427
FNMA	5.50	3-1-2037	80,068	89,079
FNMA	5.50	5-1-2037	145,523	161,554
FNMA	5.50	6-1-2037	256,136	286,989
FNMA	5.50	7-1-2037	33,614	37,317
FNMA	5.50	7-1-2037	90,684	100,699
FNMA	5.50	2-1-2038	756,699	840,058
FNMA	5.50	2-1-2038	86,079	95,562
FNMA	5.50	2-1-2038	93,245	103,517
FNMA	5.50	3-1-2038	25,691	28,521
FNMA	5.50	4-1-2038	936,693	1,040,007
FNMA	5.50	5-1-2038	537,102	596,287
FNMA	5.50	5-1-2038	1,198,117	1,332,560

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	5-1-2038	$84,048	$93,306
FNMA	5.50	6-1-2038	238,100	264,360
FNMA	5.50	6-1-2038	2,805,308	3,116,104
FNMA	5.50	7-1-2038	1,277,556	1,418,584
FNMA	5.50	7-1-2038	11,022	12,244
FNMA	5.50	8-1-2038	63,714	71,218
FNMA	5.50	9-1-2038	311,637	345,985
FNMA	5.50	11-1-2038	706,370	784,193
FNMA	5.50	11-1-2038	662,593	736,059
FNMA	5.50	1-1-2039	487,592	541,306
FNMA	5.50	2-1-2039	2,372,340	2,653,989
FNMA	5.50	5-1-2039	453,002	502,967
FNMA	5.50	6-1-2039	1,025,357	1,138,310
FNMA	5.50	12-1-2039	11,459	12,722
FNMA	5.50	6-1-2040	18,071	20,188
FNMA	5.50	9-1-2040	217,352	241,296
FNMA	5.50	2-1-2041	284,707	316,070
FNMA	5.63	7-15-2037	150,000	204,867
FNMA	6.00	7-1-2016	6,079	6,282
FNMA	6.00	9-1-2016	3,290	3,413
FNMA	6.00	11-1-2017	519	522
FNMA	6.00	11-1-2017	187,436	198,710
FNMA	6.00	1-1-2018	49,588	52,636
FNMA	6.00	1-1-2018	69,493	73,123
FNMA	6.00	5-1-2021	149,951	161,963
FNMA	6.00	5-1-2021	148,076	160,810
FNMA	6.00	9-1-2021	72,544	78,664
FNMA	6.00	8-1-2022	55,242	60,369
FNMA	6.00	10-1-2022	124,952	136,933
FNMA	6.00	9-1-2024	10,048	10,815
FNMA	6.00	11-1-2033	38,622	43,868
FNMA	6.00	8-1-2034	140,270	159,225
FNMA	6.00	9-1-2034	96,781	109,899
FNMA	6.00	10-1-2034	155,625	176,650
FNMA	6.00	11-1-2034	146,588	166,544
FNMA	6.00	3-1-2035	70,177	79,669
FNMA	6.00	1-1-2036	427,443	483,609
FNMA	6.00	3-1-2036	30,663	34,555
FNMA	6.00	4-18-2036	500,000	541,052
FNMA	6.00	9-1-2036	169,968	192,246
FNMA	6.00	9-1-2036	87,512	98,901
FNMA	6.00	9-1-2036	4,018	4,526
FNMA	6.00	11-1-2036	1,193,054	1,346,697
FNMA	6.00	1-1-2037	618,538	699,159
FNMA	6.00	2-1-2037	2,926	3,310
FNMA	6.00	2-1-2037	1,830,171	2,069,146
FNMA	6.00	3-1-2037	255,078	287,606
FNMA	6.00	4-1-2037	15,305	17,292
FNMA	6.00	5-1-2037	624,569	706,541
FNMA	6.00	5-1-2037	6,271	7,063

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	6-1-2037	$9,919	$11,171
FNMA	6.00	7-1-2037	934,689	1,052,706
FNMA	6.00	8-1-2037	5,556	6,263
FNMA	6.00	8-1-2037	677,259	762,771
FNMA	6.00	8-1-2037	37,571	42,315
FNMA	6.00	8-1-2037	187,077	212,457
FNMA	6.00	9-1-2037	5,081	5,722
FNMA	6.00	9-1-2037	30,872	34,770
FNMA	6.00	9-1-2037	61,321	69,073
FNMA	6.00	9-1-2037	50,143	56,474
FNMA	6.00	9-1-2037	48,237	54,328
FNMA	6.00	9-1-2037	425,290	480,061
FNMA	6.00	9-1-2037	103,167	116,473
FNMA	6.00	9-1-2037	72,040	81,407
FNMA	6.00	9-1-2037	55,243	62,328
FNMA	6.00	10-1-2037	483,518	545,093
FNMA	6.00	10-1-2037	121,529	136,874
FNMA	6.00	10-1-2037	340,788	383,817
FNMA	6.00	10-1-2037	40,546	45,665
FNMA	6.00	10-1-2037	2,018	2,279
FNMA	6.00	10-1-2037	1,254,389	1,412,772
FNMA	6.00	10-1-2037	3,888	4,379
FNMA	6.00	11-1-2037	42,311	47,654
FNMA	6.00	11-1-2037	6,328	7,127
FNMA	6.00	11-1-2037	8,148	9,177
FNMA	6.00	11-1-2037	28,625	32,240
FNMA	6.00	11-1-2037	18,752	21,119
FNMA	6.00	12-1-2037	33,325	37,532
FNMA	6.00	1-1-2038	30,342	34,174
FNMA	6.00	1-1-2038	406,774	458,561
FNMA	6.00	1-1-2038	44,455	50,068
FNMA	6.00	2-1-2038	1,054	1,187
FNMA	6.00	2-1-2038	30,655	34,526
FNMA	6.00	2-1-2038	92,532	104,215
FNMA	6.00	2-1-2038	133,317	150,743
FNMA	6.00	6-1-2038	33,381	37,596
FNMA	6.00	7-1-2038	179,507	202,224
FNMA	6.00	7-1-2038	8,380	9,472
FNMA	6.00	7-1-2038	273,003	307,473
FNMA	6.00	7-1-2038	77,953	87,796
FNMA	6.00	8-1-2038	10,813	12,179
FNMA	6.00	8-1-2038	49,140	55,344
FNMA	6.00	8-1-2038	61,987	69,813
FNMA	6.00	8-1-2038	1,484	1,671
FNMA	6.00	8-1-2038	69,277	78,025
FNMA	6.00	8-1-2038	19,541	22,008
FNMA	6.00	9-1-2038	58,351	65,719
FNMA	6.00	9-1-2038	58,133	65,473
FNMA	6.00	9-1-2038	8,561	9,642
FNMA	6.00	9-1-2038	3,967	4,468

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	9-1-2038	$13,010	$14,674
FNMA	6.00	9-1-2038	27,093	30,514
FNMA	6.00	9-1-2038	56,220	63,326
FNMA	6.00	9-1-2038	44,438	50,048
FNMA	6.00	9-1-2038	39,554	45,060
FNMA	6.00	9-1-2038	27,886	31,537
FNMA	6.00	9-1-2038	21,945	24,716
FNMA	6.00	9-1-2038	2,988	3,365
FNMA	6.00	9-1-2038	99,236	111,964
FNMA	6.00	10-1-2038	79,849	89,931
FNMA	6.00	10-1-2038	24,540	27,639
FNMA	6.00	10-1-2038	18,517	20,855
FNMA	6.00	10-1-2038	44,452	50,068
FNMA	6.00	11-1-2038	48,079	54,150
FNMA	6.00	11-1-2038	32,439	36,535
FNMA	6.00	11-1-2038	7,451	8,392
FNMA	6.00	11-1-2038	409,296	460,975
FNMA	6.00	11-1-2038	17,142	19,315
FNMA	6.00	11-1-2038	31,202	35,142
FNMA	6.00	12-1-2038	47,243	53,209
FNMA	6.00	12-1-2038	70,394	79,282
FNMA	6.00	12-1-2038	68,563	77,220
FNMA	6.00	1-1-2039	25,658	28,898
FNMA	6.00	1-1-2039	60,449	68,082
FNMA	6.00	2-1-2039	66,176	74,608
FNMA	6.00	3-1-2039	10,060	11,371
FNMA	6.00	9-1-2039	161,308	181,676
FNMA	6.00	9-1-2039	2,550	2,875
FNMA	6.00	10-1-2039	2,772,699	3,137,598
FNMA	6.00	4-1-2040	3,350,140	3,775,211
FNMA	6.00	6-1-2040	19,476	21,940
FNMA	6.21	8-6-2038	200,000	292,633
FNMA	6.25	5-15-2029	500,000	685,123
FNMA	6.50	8-1-2015	119	119
FNMA	6.50	6-1-2036	45,411	51,447
FNMA	6.50	7-1-2036	207,743	234,211
FNMA	6.50	9-1-2036	6,398	7,347
FNMA	6.50	9-1-2036	92,860	104,728
FNMA	6.50	9-1-2036	13,157	14,882
FNMA	6.50	12-1-2036	363,940	417,295
FNMA	6.50	3-1-2037	16,650	19,001
FNMA	6.50	4-1-2037	30,359	34,227
FNMA	6.50	5-1-2037	55,858	63,218
FNMA	6.50	5-1-2037	1,508	1,701
FNMA	6.50	6-1-2037	97,032	111,471
FNMA	6.50	6-1-2037	267,034	316,620
FNMA	6.50	8-1-2037	37,412	42,953
FNMA	6.50	9-1-2037	541,659	635,277
FNMA	6.50	9-1-2037	649,118	760,236
FNMA	6.50	9-1-2037	3,320	3,913

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	10-1-2037	$3,738	$4,305
FNMA	6.50	10-1-2037	171,684	194,285
FNMA	6.50	10-1-2037	62,644	70,626
FNMA	6.50	10-1-2037	1,130,214	1,274,210
FNMA	6.50	11-1-2037	80,109	90,315
FNMA	6.50	11-1-2037	269,194	303,491
FNMA	6.50	11-1-2037	12,395	13,974
FNMA	6.50	1-1-2038	201,429	227,093
FNMA	6.50	1-1-2038	33,881	38,198
FNMA	6.50	3-1-2038	10,285	11,595
FNMA	6.50	7-1-2038	12,863	14,544
FNMA	6.50	9-1-2038	115,364	130,674
FNMA	6.50	9-1-2038	13,502	15,222
FNMA	6.50	9-1-2038	6,459	7,313
FNMA	6.50	10-1-2038	64,068	72,231
FNMA	6.50	1-1-2039	654,580	742,161
FNMA	6.50	2-1-2039	83,463	94,097
FNMA	6.50	6-1-2039	43,289	48,805
FNMA	6.50	10-1-2039	1,245,978	1,406,630
FNMA	6.50	10-1-2039	481,174	542,479
FNMA	6.50	5-1-2040	365,500	412,067
FNMA	6.63	11-15-2030	1,300,000	1,879,470
FNMA	7.00	8-1-2037	33,996	37,712
FNMA	7.13	1-15-2030	500,000	744,084
FNMA	7.25	5-15-2030	1,300,000	1,964,587
GNMA	3.00	9-15-2042	4,041,014	4,104,253
GNMA	3.00	9-15-2042	321,312	326,340
GNMA	3.00	9-20-2042	8,650,920	8,788,835
GNMA	3.00	11-15-2042	8,789,834	8,927,387
GNMA	3.00	11-20-2042	4,380,176	4,450,006
GNMA	3.00	12-20-2042	1,860,255	1,889,768
GNMA	3.00	1-20-2043	8,938,321	9,079,879
GNMA	3.00	2-20-2043	9,268,263	9,427,620
GNMA	3.00	3-15-2043	1,774,702	1,802,474
GNMA	3.00	3-15-2043	1,728,423	1,755,471
GNMA	3.00	3-20-2043	6,800,355	6,908,053
GNMA	3.00	3-20-2043	2,770,404	2,818,038
GNMA	3.00	4-20-2043	1,822,385	1,851,246
GNMA	3.00	6-15-2043	808,486	821,138
GNMA	3.00	8-20-2043	4,760,511	4,835,905
GNMA	3.00	9-15-2043	331,056	336,237
GNMA %%	3.00	9-1-2044	6,000,000	6,082,500
GNMA	3.50	12-15-2040	589,817	615,819
GNMA	3.50	1-15-2041	509,420	530,750
GNMA	3.50	10-15-2041	3,088,108	3,217,423
GNMA	3.50	2-15-2042	6,953,365	7,244,977
GNMA	3.50	3-20-2042	2,155,313	2,244,433
GNMA	3.50	4-20-2042	1,455,290	1,515,465
GNMA	3.50	5-15-2042	3,463,063	3,608,219
GNMA	3.50	5-15-2042	1,895,287	1,974,333

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.50%	6-15-2042	$10,387,892	$10,821,134
GNMA	3.50	6-20-2042	2,321,456	2,417,448
GNMA	3.50	7-15-2042	3,429,349	3,572,375
GNMA	3.50	10-20-2042	4,057,700	4,225,492
GNMA	3.50	3-20-2043	4,680,373	4,874,007
GNMA	3.50	4-15-2043	6,774,100	7,056,624
GNMA	3.50	4-20-2043	18,602,849	19,369,847
GNMA	3.50	10-20-2043	4,735,953	4,931,217
GNMA	3.50	1-20-2044	4,849,003	5,048,928
GNMA	3.50	5-20-2044	4,954,298	5,158,564
GNMA %%	3.50	9-1-2044	25,000,000	25,987,313
GNMA	4.00	6-15-2039	342,837	366,123
GNMA	4.00	7-15-2039	138,933	148,369
GNMA	4.00	7-15-2039	522,969	558,489
GNMA	4.00	8-15-2040	4,842,907	5,173,284
GNMA	4.00	9-15-2040	6,934,847	7,409,986
GNMA	4.00	10-15-2040	2,052,770	2,204,468
GNMA	4.00	12-15-2040	3,486,155	3,750,820
GNMA	4.00	1-15-2041	3,482,683	3,746,629
GNMA	4.00	1-15-2041	1,408,393	1,515,133
GNMA	4.00	7-15-2041	1,242,224	1,326,596
GNMA	4.00	10-20-2041	1,968,119	2,099,678
GNMA	4.00	11-20-2041	5,429,915	5,792,876
GNMA	4.00	2-20-2042	1,326,060	1,414,701
GNMA	4.00	4-20-2042	5,725,804	6,108,544
GNMA	4.00	5-20-2042	4,466,501	4,765,063
GNMA	4.00	3-20-2043	1,569,908	1,674,848
GNMA	4.00	8-20-2043	8,067,325	8,606,584
GNMA	4.00	3-20-2044	9,593,881	10,235,182
GNMA	4.00	5-20-2044	9,361,893	9,987,687
GNMA	4.00	6-20-2044	7,951,012	8,482,496
GNMA %%	4.00	9-1-2044	10,000,000	10,650,000
GNMA	4.50	3-15-2037	64,629	70,298
GNMA	4.50	3-15-2038	46,595	50,682
GNMA	4.50	3-15-2039	533,963	584,043
GNMA	4.50	3-15-2039	10,797,003	11,744,036
GNMA	4.50	4-15-2039	648,480	705,360
GNMA	4.50	5-15-2039	1,039,738	1,142,167
GNMA	4.50	6-15-2039	737,839	802,556
GNMA	4.50	6-15-2039	409,463	445,378
GNMA	4.50	7-15-2039	1,457,019	1,584,818
GNMA	4.50	7-15-2039	798,460	868,495
GNMA	4.50	9-15-2039	728,183	792,054
GNMA	4.50	9-15-2039	2,350,250	2,556,397
GNMA	4.50	10-15-2039	1,157,270	1,258,777
GNMA	4.50	12-15-2039	1,120,259	1,231,268
GNMA	4.50	1-15-2040	1,466,126	1,598,699
GNMA	4.50	4-15-2040	152,267	166,083
GNMA	4.50	5-15-2040	3,103,099	3,408,654
GNMA	4.50	5-15-2040	45,161	49,122

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	5-15-2040	$2,381,538	$2,621,070
GNMA	4.50	6-15-2040	144,480	157,153
GNMA	4.50	6-15-2040	1,374,648	1,510,014
GNMA	4.50	6-15-2040	633,215	688,756
GNMA	4.50	7-15-2040	3,754,642	4,092,880
GNMA	4.50	9-15-2040	527,675	575,393
GNMA	4.50	9-15-2040	129,844	141,625
GNMA	4.50	9-15-2040	473,595	515,135
GNMA	4.50	10-15-2040	90,284	98,203
GNMA	4.50	11-15-2040	2,324,164	2,534,888
GNMA	4.50	11-15-2040	31,042	33,765
GNMA	4.50	12-15-2040	103,304	112,365
GNMA	4.50	2-15-2041	1,597,529	1,755,637
GNMA	4.50	3-15-2041	99,701	108,446
GNMA	4.50	3-15-2041	120,079	130,611
GNMA	4.50	4-15-2041	195,873	213,359
GNMA	4.50	4-15-2041	1,674,182	1,825,503
GNMA	4.50	4-15-2041	319,665	349,826
GNMA	4.50	5-15-2041	37,498	40,787
GNMA	4.50	6-15-2041	1,248,112	1,359,642
GNMA	4.50	6-15-2041	2,203,444	2,402,454
GNMA	4.50	6-15-2041	173,168	188,358
GNMA	4.50	6-15-2041	238,701	260,275
GNMA	4.50	7-15-2041	178,095	194,106
GNMA	4.50	7-15-2041	2,668,078	2,908,827
GNMA	4.50	7-20-2041	1,670,420	1,821,264
GNMA	4.50	10-15-2041	271,178	295,765
GNMA	4.50	10-15-2041	115,367	125,739
GNMA	4.50	10-15-2041	130,932	142,416
GNMA	4.50	11-20-2041	1,504,118	1,639,669
GNMA	4.50	12-20-2043	6,846,725	7,452,800
GNMA	4.50	4-20-2044	4,949,854	5,388,403
GNMA	5.00	3-15-2035	458,891	505,882
GNMA	5.00	5-15-2038	2,056,840	2,256,356
GNMA	5.00	8-15-2038	1,370,240	1,503,155
GNMA	5.00	8-15-2038	242,345	265,853
GNMA	5.00	8-15-2038	11,414	12,534
GNMA	5.00	12-15-2038	613,043	674,876
GNMA	5.00	3-15-2039	835,797	917,262
GNMA	5.00	3-15-2039	108,129	119,014
GNMA	5.00	3-15-2039	1,446,198	1,591,045
GNMA	5.00	5-15-2039	344,946	379,875
GNMA	5.00	6-15-2039	2,198,774	2,421,470
GNMA	5.00	7-15-2039	48,962	53,923
GNMA	5.00	9-15-2039	5,814,335	6,427,478
GNMA	5.00	11-15-2039	1,434,562	1,585,846
GNMA	5.00	1-15-2040	2,394,202	2,646,834
GNMA	5.00	2-15-2040	1,339,462	1,481,144
GNMA	5.00	3-15-2040	4,417,649	4,868,621
GNMA	5.00	5-15-2040	1,743,271	1,924,790

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.00%	7-15-2040	$5,140	$5,642
GNMA	5.00	7-15-2040	1,527,519	1,691,124
GNMA	5.00	12-15-2040	1,193,683	1,318,471
GNMA	5.00	9-15-2041	172,992	189,760
GNMA	5.00	10-15-2041	591,691	648,954
GNMA	5.00	5-20-2042	2,342,351	2,592,078
GNMA	5.50	9-15-2034	220,270	247,220
GNMA	5.50	11-15-2035	311,959	348,565
GNMA	5.50	12-15-2035	320,284	357,866
GNMA	5.50	2-15-2036	144,385	161,242
GNMA	5.50	3-15-2036	256,677	285,004
GNMA	5.50	5-15-2036	5,060	5,641
GNMA	5.50	5-15-2036	64,201	72,033
GNMA	5.50	2-15-2037	103,901	115,354
GNMA	5.50	6-15-2037	5,322	5,909
GNMA	5.50	8-15-2037	88,480	98,233
GNMA	5.50	2-15-2038	267,146	296,542
GNMA	5.50	2-15-2038	552,383	615,720
GNMA	5.50	3-15-2038	77,307	85,814
GNMA	5.50	3-15-2038	14,493	16,088
GNMA	5.50	4-15-2038	159,852	177,443
GNMA	5.50	5-15-2038	189,455	210,305
GNMA	5.50	5-15-2038	375,410	416,724
GNMA	5.50	6-15-2038	24,987	27,737
GNMA	5.50	6-15-2038	55,323	61,410
GNMA	5.50	6-15-2038	209,820	232,910
GNMA	5.50	7-15-2038	454,684	504,718
GNMA	5.50	8-15-2038	36,006	39,969
GNMA	5.50	8-15-2038	364,610	404,735
GNMA	5.50	8-15-2038	2,104,961	2,361,025
GNMA	5.50	9-15-2038	101,078	113,373
GNMA	5.50	9-15-2038	89,460	99,304
GNMA	5.50	9-15-2038	1,301,051	1,444,204
GNMA	5.50	10-15-2038	606,254	672,970
GNMA	5.50	10-15-2038	82,932	92,059
GNMA	5.50	11-15-2038	42,357	47,038
GNMA	5.50	11-15-2038	100,652	111,729
GNMA	5.50	11-15-2038	286,467	317,992
GNMA	5.50	11-15-2038	319,305	354,446
GNMA	5.50	12-15-2038	59,539	66,091
GNMA	5.50	12-15-2038	315,057	349,729
GNMA	5.50	12-15-2038	356,498	395,732
GNMA	5.50	1-15-2039	121,252	134,651
GNMA	5.50	1-15-2039	63,142	70,120
GNMA	5.50	7-15-2039	192,382	213,639
GNMA	5.50	7-15-2039	30,836	34,213
GNMA	5.50	8-15-2039	88,867	98,688
GNMA	5.50	10-15-2039	1,326,072	1,472,599
GNMA	5.50	2-15-2040	58,474	64,866
GNMA	5.50	2-15-2040	43,209	48,003

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	3-15-2040	$81,576	$90,604
GNMA	5.50	3-15-2040	188,738	209,588
GNMA	5.50	3-15-2040	76,227	84,682
GNMA	5.50	3-15-2040	618,347	686,937
GNMA	5.50	7-15-2040	46,436	51,589
GNMA	5.50	12-15-2040	99,974	111,063
GNMA	5.50	2-15-2041	124,690	138,321
GNMA	5.50	4-15-2041	437,188	485,573
GNMA	6.00	12-15-2031	21,783	24,529
GNMA	6.00	6-15-2036	230,804	259,796
GNMA	6.00	8-15-2036	8,084	9,309
GNMA	6.00	1-15-2037	819,896	946,355
GNMA	6.00	5-15-2037	7,451	8,399
GNMA	6.00	5-15-2037	17,494	19,689
GNMA	6.00	5-15-2037	241,601	278,800
GNMA	6.00	6-15-2037	23,517	27,077
GNMA	6.00	6-15-2037	74,211	85,387
GNMA	6.00	7-15-2037	50,286	56,595
GNMA	6.00	8-15-2037	8,438	9,497
GNMA	6.00	8-15-2037	91,744	103,663
GNMA	6.00	8-15-2037	289,453	325,782
GNMA	6.00	1-15-2038	3,458	3,891
GNMA	6.00	1-15-2038	337,434	379,771
GNMA	6.00	2-15-2038	8,111	9,129
GNMA	6.00	7-15-2038	512,000	576,239
GNMA	6.00	8-15-2038	544,912	613,281
GNMA	6.00	8-15-2038	259,480	292,037
GNMA	6.00	8-15-2038	181,760	204,565
GNMA	6.00	9-15-2038	235,727	265,303
GNMA	6.00	9-15-2038	599,206	674,387
GNMA	6.00	9-15-2038	4,337	4,881
GNMA	6.00	9-15-2038	2,866	3,225
GNMA	6.00	9-15-2038	3,571	4,019
GNMA	6.00	10-15-2038	386,296	434,763
GNMA	6.00	10-15-2038	56,415	63,493
GNMA	6.00	10-15-2038	82,691	93,066
GNMA	6.00	10-15-2038	122,940	138,365
GNMA	6.00	10-15-2038	66,475	74,816
GNMA	6.00	10-15-2038	266,467	299,900
GNMA	6.00	10-15-2038	16,868	18,984
GNMA	6.00	11-15-2038	93,579	105,320
GNMA	6.00	11-15-2038	343,182	386,240
GNMA	6.00	12-15-2038	5,816	6,547
GNMA	6.00	12-15-2038	421,605	485,474
GNMA	6.00	1-15-2039	4,999	5,626
GNMA	6.00	1-15-2039	120,140	135,213
GNMA	6.00	2-15-2039	3,865	4,350
GNMA	6.00	2-15-2039	386,037	439,501
GNMA	6.00	6-15-2039	14,680	16,522
GNMA	6.00	8-15-2039	8,022	9,029

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	8-15-2039	$28,141	$31,672
GNMA	6.00	10-15-2039	47,196	53,349
GNMA	6.00	11-15-2039	3,562	4,009
GNMA	6.00	12-15-2039	396,738	446,515
GNMA	6.00	3-15-2040	7,037	7,921
GNMA	6.00	12-15-2040	300,453	338,203
GNMA	6.00	6-15-2041	1,108,217	1,247,443
GNMA	6.00	6-15-2041	151,069	170,047
GNMA	6.00	6-15-2041	761,588	857,267
GNMA	6.50	11-15-2023	679	766
GNMA	6.50	12-15-2023	787	889
GNMA	6.50	10-15-2031	141,549	164,065
GNMA	6.50	3-15-2034	208,195	238,470
GNMA	6.50	9-15-2036	57,899	68,714
GNMA	6.50	10-15-2036	56,224	63,960
GNMA	6.50	2-15-2037	28,426	32,444
GNMA	6.50	12-15-2037	71,763	84,114
GNMA	6.50	1-15-2038	156,955	177,258
GNMA	6.50	4-15-2038	37,347	42,178
GNMA	6.50	5-15-2038	62,913	71,722
GNMA	6.50	5-15-2038	7,719	8,717
GNMA	6.50	8-15-2038	50,293	56,799
GNMA	6.50	8-15-2038	9,473	10,698
GNMA	6.50	8-15-2038	99,567	112,446
GNMA	6.50	9-15-2038	109,004	126,055
GNMA	6.50	9-15-2038	241,961	273,260
GNMA	6.50	10-15-2038	69,271	78,696
GNMA	6.50	10-15-2038	126,116	142,430
GNMA	6.50	10-15-2038	1,263,510	1,426,953
GNMA	6.50	11-15-2038	54,790	65,347
GNMA	6.50	11-15-2038	3,689	4,167
GNMA	6.50	12-15-2038	93,142	106,263
GNMA	6.50	2-15-2039	2,602	3,005
GNMA	6.50	5-15-2040	178,940	203,276
GNMA	6.50	7-15-2040	158,643	179,165
GNMA	6.50	7-15-2040	690,939	780,317
GNMA	7.00	3-15-2037	17,419	19,235
TVA	3.50	12-15-2042	150,000	144,008
TVA	3.88	2-15-2021	1,320,000	1,453,806
TVA	4.50	4-1-2018	200,000	221,182
TVA	4.65	6-15-2035	200,000	231,219
TVA	4.88	1-15-2048	200,000	236,834
TVA	5.25	9-15-2039	400,000	499,053
TVA	5.50	7-18-2017	650,000	731,537
TVA	5.88	4-1-2036	300,000	400,812
TVA	6.15	1-15-2038	400,000	554,733

Total Agency Securities (Cost $1,706,740,562)				1,739,617,187

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 20.94%

Consumer Discretionary: 1.93%

Auto Components: 0.05%
BorgWarner Incorporated	4.63%	9-15-2020	$100,000	$108,196
Delphi Corporation	4.15	3-15-2024	1,000,000	1,039,636
Johnson Controls Incorporated	3.75	12-1-2021	500,000	523,076
Johnson Controls Incorporated	4.25	3-1-2021	120,000	129,575
Johnson Controls Incorporated	4.63	7-2-2044	850,000	868,269
Johnson Controls Incorporated	5.00	3-30-2020	100,000	111,476
Johnson Controls Incorporated	5.50	1-15-2016	250,000	265,974
Johnson Controls Incorporated	5.70	3-1-2041	240,000	281,616

				3,327,818

Automobiles: 0.03%
Ford Motor Company	6.63	10-1-2028	200,000	248,642
Ford Motor Company	7.45	7-16-2031	1,000,000	1,363,054

				1,611,696

Diversified Consumer Services: 0.04%
Cornell University	5.45	2-1-2019	100,000	114,654
Dartmouth College	4.75	6-1-2019	75,000	84,200
President & Fellows of Harvard College	4.88	10-15-2040	300,000	352,998
Princeton University	5.70	3-1-2039	500,000	652,527
Stanford University	4.75	5-1-2019	500,000	561,783
University of Pennsylvania	4.67	9-1-2112	500,000	522,304
Vanderbilt University	5.25	4-1-2019	250,000	285,076

				2,573,542

Hotels, Restaurants & Leisure: 0.15%
Brinker International Incorporated	3.88	5-15-2023	150,000	148,052
Carnival Corporation	1.88	12-15-2017	200,000	200,893
Carnival Corporation	3.95	10-15-2020	267,000	281,781
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	118,883
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	22,605
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	157,725
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	104,981
International Game Technology	5.50	6-15-2020	250,000	266,203
Marriott International Incorporated	3.00	3-1-2019	200,000	207,864
Marriott International Incorporated	3.38	10-15-2020	167,000	172,405
Marriott International Incorporated	5.81	11-10-2015	425,000	449,109
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,005,465
McDonald’s Corporation	3.50	7-15-2020	200,000	213,621
McDonald’s Corporation	3.63	5-20-2021	100,000	107,215
McDonald’s Corporation	3.70	2-15-2042	500,000	474,190
McDonald’s Corporation	5.35	3-1-2018	400,000	451,421
McDonald’s Corporation	5.80	10-15-2017	100,000	113,444
McDonald’s Corporation	6.30	10-15-2037	300,000	395,162
McDonald’s Corporation	6.30	3-1-2038	600,000	793,835
Starbucks Corporation	0.88	12-5-2016	200,000	200,231

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corporation	2.00%	12-5-2018	$250,000	$251,515
Starbucks Corporation	6.25	8-15-2017	500,000	569,881
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	219,315
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,032,397
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	515,485
Yum! Brands Incorporated	3.88	11-1-2023	250,000	256,679
Yum! Brands Incorporated	5.30	9-15-2019	250,000	277,361
Yum! Brands Incorporated	5.35	11-1-2043	100,000	112,354
Yum! Brands Incorporated	6.25	3-15-2018	130,000	148,512
Yum! Brands Incorporated	6.88	11-15-2037	32,000	42,192

				9,310,776

Household Durables: 0.04%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	100,589
MDC Holdings Incorporated	5.50	1-15-2024	334,000	342,125
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	100,800
Mohawk Industries Incorporated	6.13	1-15-2016	389,000	416,331
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	104,954
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	216,202
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	188,317
Tupperware Brands Corporation	4.75	6-1-2021	250,000	269,312
Whirlpool Corporation	4.00	3-1-2024	125,000	129,725
Whirlpool Corporation	4.70	6-1-2022	200,000	218,798
Whirlpool Corporation	4.85	6-15-2021	100,000	110,754

				2,197,907

Internet & Catalog Retail: 0.06%
Amazon.com Incorporated	0.65	11-27-2015	500,000	500,948
Amazon.com Incorporated	1.20	11-29-2017	350,000	347,855
Amazon.com Incorporated	2.50	11-29-2022	500,000	478,045
Expedia Incorporated	4.50	8-15-2024	100,000	100,853
Expedia Incorporated	5.95	8-15-2020	600,000	678,700
QVC Incorporated	4.38	3-15-2023	300,000	302,380
QVC Incorporated 144A	4.45	2-15-2025	500,000	500,490
QVC Incorporated	5.13	7-2-2022	200,000	214,734
QVC Incorporated 144A	5.45	8-15-2034	250,000	252,337
QVC Incorporated	5.95	3-15-2043	125,000	134,527

				3,510,869

Leisure Products: 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	190,090
Mattel Incorporated	1.70	3-15-2018	125,000	124,497
Mattel Incorporated	2.50	11-1-2016	280,000	288,365
Mattel Incorporated	3.15	3-15-2023	100,000	99,017
Mattel Incorporated	4.35	10-1-2020	100,000	107,162
Mattel Incorporated	6.20	10-1-2040	100,000	120,663

				929,794

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Media: 1.12%
CBS Corporation	1.95%	7-1-2017	$200,000	$202,990
CBS Corporation	3.70	8-15-2024	500,000	504,764
CBS Corporation	4.63	5-15-2018	180,000	196,934
CBS Corporation	4.85	7-1-2042	200,000	201,444
CBS Corporation	4.90	8-15-2044	500,000	510,870
CBS Corporation	7.88	7-30-2030	600,000	828,081
Comcast Corporation	3.13	7-15-2022	500,000	511,990
Comcast Corporation	3.38	2-15-2025	750,000	758,032
Comcast Corporation	3.60	3-1-2024	500,000	519,039
Comcast Corporation	4.20	8-15-2034	750,000	771,311
Comcast Corporation	4.65	7-15-2042	548,000	589,016
Comcast Corporation	4.75	3-1-2044	375,000	410,914
Comcast Corporation	4.95	6-15-2016	350,000	375,978
Comcast Corporation	5.15	3-1-2020	500,000	573,309
Comcast Corporation	5.70	5-15-2018	500,000	571,685
Comcast Corporation	5.70	7-1-2019	1,000,000	1,167,427
Comcast Corporation	5.85	11-15-2015	500,000	531,884
Comcast Corporation	5.88	2-15-2018	75,000	85,892
Comcast Corporation	5.90	3-15-2016	975,000	1,051,576
Comcast Corporation	6.30	11-15-2017	500,000	576,600
Comcast Corporation	6.40	3-1-2040	500,000	657,414
Comcast Corporation	6.45	3-15-2037	900,000	1,180,256
Comcast Corporation	6.50	11-15-2035	550,000	724,026
Comcast Corporation	6.55	7-1-2039	650,000	869,129
Comcast Corporation	6.95	8-15-2037	400,000	551,320
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,028,199
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	521,187
DIRECTV Holdings LLC	4.45	4-1-2024	500,000	536,535
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	384,904
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	784,518
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	538,845
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	372,602
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,161,546
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	476,005
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	179,558
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	621,567
Discovery Communications LLC	3.30	5-15-2022	250,000	251,294
Discovery Communications LLC	4.38	6-15-2021	300,000	326,797
Discovery Communications LLC	4.95	5-15-2042	250,000	262,726
Discovery Communications LLC	5.05	6-1-2020	750,000	837,918
Discovery Communications LLC	5.63	8-15-2019	250,000	285,474
Discovery Communications LLC	6.35	6-1-2040	250,000	308,527
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,030,639
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	275,924
NBCUniversal Media LLC	2.88	4-1-2016	500,000	517,001
NBCUniversal Media LLC	2.88	1-15-2023	500,000	499,323
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,657,731
NBCUniversal Media LLC	4.45	1-15-2043	500,000	523,833
NBCUniversal Media LLC	5.95	4-1-2041	500,000	628,802
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,323,997

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
News America Holdings Incorporated	3.00%	9-15-2022	$375,000	$370,821
News America Holdings Incorporated	4.50	2-15-2021	500,000	550,029
News America Holdings Incorporated	6.15	2-15-2041	735,000	906,711
News America Holdings Incorporated	6.20	12-15-2034	500,000	619,495
News America Holdings Incorporated	6.40	12-15-2035	750,000	955,600
News America Holdings Incorporated	6.65	11-15-2037	600,000	768,650
News America Holdings Incorporated	6.90	3-1-2019	1,300,000	1,553,608
News America Holdings Incorporated	6.90	8-15-2039	500,000	663,098
News America Holdings Incorporated	8.15	10-17-2036	250,000	357,439
Omnicom Group Incorporated	3.63	5-1-2022	250,000	257,106
Omnicom Group Incorporated	4.45	8-15-2020	90,000	97,501
Omnicom Group Incorporated	5.90	4-15-2016	500,000	539,580
Omnicom Group Incorporated	6.25	7-15-2019	650,000	761,014
TCI Communications Incorporated	7.13	2-15-2028	350,000	467,542
Thompson Reuters Corporation	4.30	11-23-2023	300,000	318,198
Thompson Reuters Corporation	4.70	10-15-2019	425,000	468,255
Thompson Reuters Corporation	5.65	11-23-2043	200,000	228,548
Thompson Reuters Corporation	5.85	4-15-2040	134,000	154,132
Thompson Reuters Corporation	6.50	7-15-2018	500,000	581,764
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	804,911
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	316,172
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	540,878
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	607,967
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	276,233
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	557,334
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	600,147
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	347,549
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	558,211
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	362,844
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	641,123
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	1,016,871
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	881,339
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	655,979
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	1,111,778
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,143,183
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	817,720
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	339,361
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	897,069
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	349,148
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	451,403
Time Warner Incorporated	3.40	6-15-2022	100,000	101,275
Time Warner Incorporated	4.75	3-29-2021	500,000	554,236
Time Warner Incorporated	4.90	6-15-2042	51,000	53,449
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,654,857
Time Warner Incorporated	5.88	11-15-2040	250,000	302,261
Time Warner Incorporated	6.10	7-15-2040	400,000	481,802
Time Warner Incorporated	6.25	3-29-2041	500,000	612,352
Time Warner Incorporated	6.50	11-15-2036	252,000	316,021
Time Warner Incorporated	7.57	2-1-2024	250,000	326,435
Time Warner Incorporated	7.70	5-1-2032	700,000	988,847

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Viacom Incorporated	2.50%	12-15-2016	$1,000,000	$1,029,943
Viacom Incorporated	3.25	3-15-2023	200,000	197,894
Viacom Incorporated	3.50	4-1-2017	100,000	105,620
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,052,776
Viacom Incorporated	4.38	3-15-2043	552,000	517,223
Viacom Incorporated	4.50	3-1-2021	500,000	545,078
Viacom Incorporated	4.88	6-15-2043	175,000	177,501
Viacom Incorporated	5.25	4-1-2044	500,000	538,185
Viacom Incorporated	5.50	5-15-2033	200,000	223,150
Viacom Incorporated	5.63	9-15-2019	150,000	172,079
Viacom Incorporated	5.85	9-1-2043	125,000	144,688
Viacom Incorporated	6.13	10-5-2017	250,000	284,056
Viacom Incorporated	6.88	4-30-2036	340,000	437,486
Walt Disney Company	0.45	12-1-2015	1,000,000	1,000,614
Walt Disney Company	1.13	2-15-2017	500,000	501,940
Walt Disney Company	1.35	8-16-2016	500,000	506,622
Walt Disney Company	2.35	12-1-2022	500,000	486,664
Walt Disney Company	2.55	2-15-2022	250,000	248,773
Walt Disney Company	2.75	8-16-2021	500,000	510,394
Walt Disney Company	4.13	12-1-2041	250,000	254,649
Walt Disney Company	4.38	8-16-2041	250,000	263,593
Walt Disney Company	5.50	3-15-2019	500,000	576,062
Walt Disney Company	5.63	9-15-2016	250,000	274,432
Walt Disney Company	7.00	3-1-2032	75,000	105,203

				69,699,804

Multiline Retail: 0.16%
Dollar General Corporation	3.25	4-15-2023	350,000	312,811
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	104,433
Kohl’s Corporation	3.25	2-1-2023	150,000	146,933
Kohl’s Corporation	4.75	12-15-2023	300,000	323,205
Kohl’s Corporation	6.00	1-15-2033	65,000	73,235
Kohl’s Corporation	6.25	12-15-2017	500,000	570,311
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	211,098
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	321,081
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	394,041
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	644,573
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	641,709
Nordstrom Incorporated	4.00	10-15-2021	250,000	270,027
Nordstrom Incorporated	4.75	5-1-2020	135,000	150,002
Nordstrom Incorporated	5.00	1-15-2044	100,000	112,727
Nordstrom Incorporated	6.25	1-15-2018	500,000	573,652
Target Corporation	2.90	1-15-2022	250,000	252,262
Target Corporation	3.50	7-1-2024	1,000,000	1,021,432
Target Corporation	4.00	7-1-2042	725,000	703,405
Target Corporation	5.38	5-1-2017	350,000	389,047
Target Corporation	5.88	7-15-2016	300,000	328,724
Target Corporation	6.00	1-15-2018	500,000	572,763
Target Corporation	6.35	11-1-2032	300,000	387,402

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Target Corporation	6.50%	10-15-2037	$400,000	$530,784
Target Corporation	7.00	1-15-2038	768,000	1,070,020

				10,105,677

Specialty Retail: 0.26%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	107,011
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	265,312
AutoZone Incorporated	1.30	1-13-2017	200,000	200,490
AutoZone Incorporated	2.88	1-15-2023	250,000	242,499
AutoZone Incorporated	3.13	7-15-2023	150,000	147,505
AutoZone Incorporated	4.00	11-15-2020	200,000	211,538
AutoZone Incorporated	5.50	11-15-2015	275,000	290,723
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	260,613
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	364,237
Gap Incorporated	5.95	4-12-2021	700,000	811,376
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,023,024
Home Depot Incorporated	2.70	4-1-2023	375,000	369,251
Home Depot Incorporated	3.75	2-15-2024	1,000,000	1,057,177
Home Depot Incorporated	3.95	9-15-2020	400,000	438,778
Home Depot Incorporated	4.20	4-1-2043	400,000	409,872
Home Depot Incorporated	4.40	4-1-2021	500,000	563,630
Home Depot Incorporated	4.88	2-15-2044	500,000	565,139
Home Depot Incorporated	5.40	3-1-2016	1,180,000	1,264,437
Home Depot Incorporated	5.40	9-15-2040	200,000	238,775
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,903,875
Home Depot Incorporated	5.95	4-1-2041	500,000	646,753
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	205,265
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	161,143
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	266,521
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	445,960
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	541,138
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	629,301
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	546,974
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	311,182
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	136,413
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	95,770
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	470,605
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	155,269
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,592
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	164,927
Staples Incorporated	4.38	1-12-2023	200,000	200,431
TJX Companies Incorporated	2.75	6-15-2021	500,000	503,557
TJX Companies Incorporated	6.95	4-15-2019	85,000	102,939

				16,369,002

Textiles, Apparel & Luxury Goods: 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	95,699
Nike Incorporated	3.63	5-1-2043	100,000	96,417
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,634

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corporation	3.50%	9-1-2021	$250,000	$263,000
VF Corporation	5.95	11-1-2017	100,000	113,731
VF Corporation	6.45	11-1-2037	150,000	197,914

				817,395

Consumer Staples: 1.82%

Beverages: 0.50%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	225,419
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	55,459
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	312,749
Anheuser-Busch InBev Finance Company	0.80	1-15-2016	250,000	251,170
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	554,595
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	500,000	506,250
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	489,726
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	787,522
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	297,880
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	382,368
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	500,000	503,382
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,250,000	1,225,141
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	46,532
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	344,258
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	33,305
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,131,658
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,037,001
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	1,005,607
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	613,129
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,850,999
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	788,237
Beam Incorporated	1.75	6-15-2018	250,000	246,445
Beam Incorporated	1.88	5-15-2017	250,000	251,580
Brown-Forman Corporation	2.25	1-15-2023	250,000	236,697
Brown-Forman Corporation	2.50	1-15-2016	100,000	102,546
Brown-Forman Corporation	3.75	1-15-2043	100,000	96,241
Coca-Cola Company	1.15	4-1-2018	500,000	495,426
Coca-Cola Company	1.50	11-15-2015	500,000	506,061
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,108,172
Coca-Cola Company	1.80	9-1-2016	910,000	931,308
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,011,240
Coca-Cola Company	2.50	4-1-2023	350,000	340,524
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,059,704
Coca-Cola Company	3.20	11-1-2023	400,000	407,865
Coca-Cola Company	3.30	9-1-2021	70,000	73,742
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	101,885
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	520,896
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	110,106
Diageo Investment Corporation	2.88	5-11-2022	600,000	600,065
Diageo Investment Corporation	4.25	5-11-2042	250,000	254,003
Diageo Investment Corporation	7.45	4-15-2035	150,000	217,536
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	515,005

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Dr Pepper Snapple Group Incorporated	3.20%	11-15-2021	$250,000	$255,747
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	141,893
Fortune Brands Incorporated	5.38	1-15-2016	36,000	38,090
Molson Coors Brewing Company	5.00	5-1-2042	500,000	545,001
PepsiCo Incorporated	0.70	2-26-2016	150,000	150,319
PepsiCo Incorporated	1.25	8-13-2017	400,000	400,470
PepsiCo Incorporated	2.25	1-7-2019	350,000	356,308
PepsiCo Incorporated	2.50	5-10-2016	400,000	412,331
PepsiCo Incorporated	2.75	3-5-2022	370,000	370,672
PepsiCo Incorporated	2.75	3-1-2023	475,000	468,504
PepsiCo Incorporated	3.00	8-25-2021	250,000	257,244
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,045,740
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,041,318
PepsiCo Incorporated	3.60	8-13-2042	250,000	230,811
PepsiCo Incorporated	4.00	3-5-2042	250,000	246,637
PepsiCo Incorporated	4.50	1-15-2020	200,000	223,329
PepsiCo Incorporated	4.88	11-1-2040	325,000	363,383
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,121,308
PepsiCo Incorporated	5.50	1-15-2040	300,000	360,915
PepsiCo Incorporated	7.90	11-1-2018	500,000	616,603
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	813,805

				31,089,862

Food & Staples Retailing: 0.50%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	992,348
Costco Wholesale Corporation	1.70	12-15-2019	500,000	492,434
Costco Wholesale Corporation	5.50	3-15-2017	400,000	444,090
CVS Caremark Corporation	2.25	12-5-2018	278,000	280,840
CVS Caremark Corporation	2.75	12-1-2022	500,000	489,555
CVS Caremark Corporation	3.38	8-12-2024	800,000	804,746
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,054,679
CVS Caremark Corporation	4.75	5-18-2020	250,000	281,666
CVS Caremark Corporation	5.30	12-5-2043	300,000	350,767
CVS Caremark Corporation	5.75	6-1-2017	400,000	447,733
CVS Caremark Corporation	5.75	5-15-2041	300,000	367,456
CVS Caremark Corporation	6.13	8-15-2016	250,000	275,027
CVS Caremark Corporation	6.13	9-15-2039	700,000	896,546
CVS Caremark Corporation	6.25	6-1-2027	515,000	658,137
Delhaize America Incorporated	9.00	4-15-2031	500,000	680,793
Safeway Incorporated	4.75	12-1-2021	500,000	505,983
Safeway Incorporated	5.00	8-15-2019	750,000	773,720
Safeway Incorporated	7.25	2-1-2031	75,000	76,645
Sysco Corporation	5.25	2-12-2018	300,000	334,644
Sysco Corporation	6.63	3-17-2039	200,000	275,664
The Kroger Company	1.20	10-17-2016	200,000	200,395
The Kroger Company	2.20	1-15-2017	200,000	204,886
The Kroger Company	2.30	1-15-2019	200,000	201,357
The Kroger Company	3.30	1-15-2021	500,000	513,956
The Kroger Company	3.40	4-15-2022	250,000	254,362

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
The Kroger Company	3.85%	8-1-2023	$250,000	$259,464
The Kroger Company	3.90	10-1-2015	150,000	155,052
The Kroger Company	5.00	4-15-2042	250,000	272,735
The Kroger Company	5.15	8-1-2043	150,000	167,043
The Kroger Company	6.15	1-15-2020	800,000	936,791
The Kroger Company	6.90	4-15-2038	300,000	400,571
The Kroger Company	7.50	4-1-2031	75,000	101,824
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	493,737
Wal-Mart Stores Incorporated	1.50	10-25-2015	750,000	759,944
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	733,319
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	789,116
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,181,549
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	397,164
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	557,149
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	524,602
Wal-Mart Stores Incorporated	4.75	10-2-2043	500,000	556,489
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	959,928
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	575,094
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,133,909
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	748,316
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,249,970
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	800,668
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	126,899
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,324,506
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,363,506
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	725,552
Walgreen Company	1.80	9-15-2017	400,000	402,781
Walgreen Company	3.10	9-15-2022	1,000,000	991,345
Walgreen Company	4.40	9-15-2042	500,000	489,588
Walgreen Company	5.25	1-15-2019	250,000	280,081

				31,317,121

Food Products: 0.42%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	829,211
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	595,263
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	269,937
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	421,069
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	113,006
Campbell Soup Company	2.50	8-2-2022	121,000	115,340
Campbell Soup Company	4.50	2-15-2019	285,000	311,696
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	352,073
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	124,986
ConAgra Foods Incorporated	3.20	1-25-2023	500,000	492,810
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	496,742
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	353,719
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	253,256
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	598,102
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	172,354
General Mills Incorporated	0.88	1-29-2016	80,000	80,200

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
General Mills Incorporated	3.65%	2-15-2024	$250,000	$258,847
General Mills Incorporated	5.40	6-15-2040	345,000	402,860
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,155,336
General Mills Incorporated	5.70	2-15-2017	100,000	110,786
Hershey Company	2.63	5-1-2023	100,000	97,958
Hershey Company	4.13	12-1-2020	500,000	546,702
Hormel Foods Corporation	4.13	4-15-2021	100,000	109,637
Ingredion Incorporated	1.80	9-25-2017	150,000	150,292
Ingredion Incorporated	4.63	11-1-2020	300,000	322,858
J.M. Smucker Company	3.50	10-15-2021	300,000	313,496
Kellogg Company	1.88	11-17-2016	500,000	508,514
Kellogg Company	3.25	5-21-2018	65,000	68,279
Kellogg Company	4.00	12-15-2020	221,000	238,506
Kellogg Company	4.15	11-15-2019	300,000	327,598
Kellogg Company	4.45	5-30-2016	300,000	318,463
Kellogg Company Series B	7.45	4-1-2031	350,000	463,724
Kraft Foods Group Incorporated	3.50	6-6-2022	1,350,000	1,388,988
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,570,019
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	816,344
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,429,911
Kraft Foods Group Incorporated	6.13	8-23-2018	375,000	433,305
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	577,224
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	285,118
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	492,748
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	641,370
Kraft Foods Group Incorporated	6.50	2-9-2040	593,000	778,935
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	807,013
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	134,732
McCormick & Company	3.50	9-1-2023	179,000	187,486
McCormick & Company	3.90	7-15-2021	75,000	81,685
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	278,051
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	122,241
Mondelez International	4.00	2-1-2024	700,000	736,025
Sara Lee Corporation	4.10	9-15-2020	266,000	274,998
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,021,603
Tyson Foods Incorporated	4.50	6-15-2022	500,000	540,300
Tyson Foods Incorporated	4.88	8-15-2034	250,000	263,994
Unilever Capital Corporation	0.85	8-2-2017	500,000	496,653
Unilever Capital Corporation	2.75	2-10-2016	300,000	309,473
Unilever Capital Corporation	4.25	2-10-2021	300,000	333,969
Unilever Capital Corporation	4.80	2-15-2019	350,000	393,724
Unilever Capital Corporation	5.90	11-15-2032	300,000	399,095

				25,768,624

Household Products: 0.12%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	104,667
Clorox Company	3.05	9-15-2022	161,000	161,412
Clorox Company	5.95	10-15-2017	90,000	101,832
Colgate-Palmolive Company	1.95	2-1-2023	500,000	469,678

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Household Products (continued)
Colgate-Palmolive Company	2.30%	5-3-2022	$500,000	$491,235
Colgate-Palmolive Company	2.95	11-1-2020	200,000	207,425
Colgate-Palmolive Company	5.20	11-7-2016	100,000	109,478
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	144,604
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	797,201
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	296,961
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	227,931
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	274,483
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	122,450
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,014,784
Procter & Gamble Company	1.80	11-15-2015	400,000	406,655
Procter & Gamble Company	3.10	8-15-2023	375,000	386,153
Procter & Gamble Company	4.70	2-15-2019	500,000	563,680
Procter & Gamble Company	4.85	12-15-2015	500,000	528,145
Procter & Gamble Company	5.50	2-1-2034	350,000	434,906
Procter & Gamble Company	5.55	3-5-2037	500,000	627,017
Procter & Gamble Company	5.80	8-15-2034	100,000	129,353

				7,600,050

Personal Products: 0.02%
Avon Products Incorporated	4.20	7-15-2018	350,000	359,366
Avon Products Incorporated	4.60	3-15-2020	118,000	121,196
Avon Products Incorporated «	5.00	3-15-2023	250,000	251,668
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	248,219

				980,449

Tobacco: 0.26%
Altria Group Incorporated	2.85	8-9-2022	750,000	733,634
Altria Group Incorporated	4.00	1-31-2024	89,000	92,588
Altria Group Incorporated	4.13	9-11-2015	500,000	518,546
Altria Group Incorporated	4.25	8-9-2042	500,000	472,484
Altria Group Incorporated	4.50	5-2-2043	250,000	245,174
Altria Group Incorporated	4.75	5-5-2021	500,000	557,054
Altria Group Incorporated	5.38	1-31-2044	1,250,000	1,389,691
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,315,477
Altria Group Incorporated	9.70	11-10-2018	355,000	460,642
Altria Group Incorporated	9.95	11-10-2038	226,000	384,192
Altria Group Incorporated	10.20	2-6-2039	161,000	278,921
Lorillard Tobacco Company	2.30	8-21-2017	100,000	101,628
Lorillard Tobacco Company	3.50	8-4-2016	45,000	46,898
Lorillard Tobacco Company	3.75	5-20-2023	500,000	497,299
Lorillard Tobacco Company	6.88	5-1-2020	250,000	296,720
Lorillard Tobacco Company	8.13	6-23-2019	155,000	192,683
Lorillard Tobacco Company	8.13	5-1-2040	250,000	346,324
Philip Morris International Incorporated	1.63	3-20-2017	500,000	506,516
Philip Morris International Incorporated	1.88	1-15-2019	250,000	249,391
Philip Morris International Incorporated	2.50	5-16-2016	500,000	515,565
Philip Morris International Incorporated	2.50	8-22-2022	250,000	244,622
Philip Morris International Incorporated	2.63	3-6-2023	175,000	170,906

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Philip Morris International Incorporated	3.88%	8-21-2042	$250,000	$236,629
Philip Morris International Incorporated	4.13	3-4-2043	300,000	294,234
Philip Morris International Incorporated	4.38	11-15-2041	500,000	507,413
Philip Morris International Incorporated	4.50	3-26-2020	750,000	831,188
Philip Morris International Incorporated	4.50	3-20-2042	500,000	519,185
Philip Morris International Incorporated	5.65	5-16-2018	1,000,000	1,139,178
Philip Morris International Incorporated	6.38	5-16-2038	600,000	777,280
Reynolds American Incorporated	4.75	11-1-2042	250,000	244,220
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,617,870
Reynolds American Incorporated	6.15	9-15-2043	125,000	145,785
Reynolds American Incorporated	7.25	6-15-2037	200,000	255,125
UST Incorporated	5.75	3-1-2018	100,000	113,263

				16,298,325

Energy: 1.67%

Energy Equipment & Services: 0.14%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	576,976
Baker Hughes Incorporated	6.88	1-15-2029	250,000	338,721
Baker Hughes Incorporated	7.50	11-15-2018	375,000	458,924
Cameron International Corporation	1.15	12-15-2016	312,000	312,172
Cameron International Corporation	4.00	12-15-2023	400,000	420,652
Cameron International Corporation	4.50	6-1-2021	200,000	219,164
Cameron International Corporation	5.13	12-15-2043	187,000	205,684
Cameron International Corporation	5.95	6-1-2041	100,000	121,136
Cameron International Corporation	7.00	7-15-2038	100,000	133,623
Diamond Offshore Drilling Incorporated «	4.88	11-1-2043	300,000	307,157
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	340,959
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	422,786
FMC Technologies Incorporated	3.45	10-1-2022	100,000	100,322
Halliburton Company	2.00	8-1-2018	500,000	506,401
Halliburton Company	3.25	11-15-2021	200,000	209,542
Halliburton Company	3.50	8-1-2023	500,000	518,250
Halliburton Company	4.50	11-15-2041	250,000	263,951
Halliburton Company	4.75	8-1-2043	250,000	274,358
Halliburton Company	6.15	9-15-2019	350,000	415,068
Halliburton Company	7.45	9-15-2039	650,000	958,695
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	975,761
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	395,155

				8,475,457

Oil, Gas & Consumable Fuels: 1.53%
Amerada Hess Corporation	7.13	3-15-2033	500,000	678,228
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	252,796
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	511,763
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	658,715
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	380,597
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	570,045
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	1,091,100
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	573,831

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corporation	3.25%	4-15-2022	$362,000	$369,068
Apache Corporation	3.63	2-1-2021	500,000	529,825
Apache Corporation	4.25	1-15-2044	250,000	248,252
Apache Corporation	4.75	4-15-2043	1,000,000	1,062,489
Apache Corporation	5.10	9-1-2040	575,000	634,888
Apache Corporation	5.25	2-1-2042	100,000	112,334
Apache Corporation	5.63	1-15-2017	380,000	419,275
Apache Corporation	6.00	1-15-2037	500,000	615,389
BJ Services Company	6.00	6-1-2018	150,000	171,270
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	94,319
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	164,910
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	108,758
Buckeye Partners LP	4.15	7-1-2023	250,000	258,050
Buckeye Partners LP	4.88	2-1-2021	560,000	610,789
Buckeye Partners LP	5.50	8-15-2019	150,000	168,710
Buckeye Partners LP	5.85	11-15-2043	200,000	228,354
Buckeye Partners LP	6.05	1-15-2018	100,000	112,433
Chevron Corporation	1.10	12-5-2017	1,000,000	993,009
Chevron Corporation	1.72	6-24-2018	2,000,000	2,013,674
Chevron Corporation	2.36	12-5-2022	750,000	730,247
Chevron Corporation	4.95	3-3-2019	500,000	566,054
ConocoPhillips Company	1.05	12-15-2017	250,000	247,567
ConocoPhillips Company	2.40	12-15-2022	500,000	487,905
ConocoPhillips Company	5.20	5-15-2018	250,000	280,234
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,446,641
ConocoPhillips Company	5.90	10-15-2032	250,000	321,538
ConocoPhillips Company	5.90	5-15-2038	100,000	128,335
ConocoPhillips Company	6.00	1-15-2020	750,000	890,371
ConocoPhillips Company	6.50	2-1-2039	1,200,000	1,629,701
ConocoPhillips Company	6.95	4-15-2029	800,000	1,104,340
Continental Resources Company	4.50	4-15-2023	2,000,000	2,160,042
DCP Midstream Operating Company	2.70	4-1-2019	500,000	506,820
DCP Midstream Operating Company	3.88	3-15-2023	400,000	409,253
DCP Midstream Operating Company	5.60	4-1-2044	250,000	283,700
Devon Energy Corporation	1.20	12-15-2016	150,000	150,589
Devon Energy Corporation	2.40	7-15-2016	200,000	205,447
Devon Energy Corporation	3.25	5-15-2022	500,000	509,522
Devon Energy Corporation	4.00	7-15-2021	200,000	213,862
Devon Energy Corporation	4.75	5-15-2042	500,000	529,878
Devon Energy Corporation	5.60	7-15-2041	200,000	234,893
Devon Energy Corporation	6.30	1-15-2019	600,000	701,991
Devon Energy Corporation	7.95	4-15-2032	500,000	722,841
El Paso Natural Gas Company	5.95	4-15-2017	150,000	166,496
El Paso Natural Gas Company	8.38	6-15-2032	650,000	890,100
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	94,166
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	1,010,208
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	426,771
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	222,908
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	71,729
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	231,046

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	7.50%	4-15-2038	$270,000	$365,146
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	163,793
Energy Transfer Partners LP	3.60	2-1-2023	300,000	297,990
Energy Transfer Partners LP	4.15	10-1-2020	300,000	317,335
Energy Transfer Partners LP	4.65	6-1-2021	100,000	108,580
Energy Transfer Partners LP	4.90	2-1-2024	300,000	323,686
Energy Transfer Partners LP	5.15	2-1-2043	200,000	202,813
Energy Transfer Partners LP	5.20	2-1-2022	500,000	551,651
Energy Transfer Partners LP	5.95	10-1-2043	200,000	225,522
Energy Transfer Partners LP	6.05	6-1-2041	300,000	342,513
Energy Transfer Partners LP	6.13	2-15-2017	55,000	61,133
Energy Transfer Partners LP	6.50	2-1-2042	500,000	601,253
Energy Transfer Partners LP	6.63	10-15-2036	230,000	278,426
Energy Transfer Partners LP	6.70	7-1-2018	100,000	116,625
Energy Transfer Partners LP	7.50	7-1-2038	100,000	131,171
Energy Transfer Partners LP	8.25	11-15-2029	125,000	178,577
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,270,370
Eni Lasmo plc	7.30	11-15-2027	200,000	271,028
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	253,354
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	264,444
Enlink Midstream Partners LP	5.60	4-1-2044	250,000	283,649
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	103,518
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	856,569
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	312,898
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	268,213
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	249,120
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	424,451
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	551,542
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	569,815
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	797,008
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	238,606
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	122,236
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,247,300
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	457,261
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	292,585
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	141,810
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	529,538
EOG Resources Incorporated	2.63	3-15-2023	450,000	437,940
EOG Resources Incorporated	4.10	2-1-2021	200,000	218,179
EOG Resources Incorporated	4.40	6-1-2020	300,000	329,741
EOG Resources Incorporated	5.63	6-1-2019	75,000	86,748
EOG Resources Incorporated	6.88	10-1-2018	400,000	476,401
EQT Corporation	4.88	11-15-2021	300,000	331,188
EQT Corporation	8.13	6-1-2019	325,000	403,231
Equitable Resources Incorporated	6.50	4-1-2018	100,000	114,954
Exxon Mobil Corporation	0.92	3-15-2017	500,000	500,210
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,005,797
Exxon Mobil Corporation	3.18	3-15-2024	500,000	515,979
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	203,738
Hess Corporation	5.60	2-15-2041	300,000	355,833

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corporation	6.00%	1-15-2040	$350,000	$432,880
Hess Corporation	7.30	8-15-2031	384,000	520,770
Hess Corporation	7.88	10-1-2029	280,000	392,020
Hess Corporation	8.13	2-15-2019	500,000	623,325
Kerr-McGee Corporation	6.95	7-1-2024	200,000	255,919
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	244,200
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	518,081
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	303,372
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	243,531
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	381,701
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	246,589
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	220,913
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	139,850
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	316,567
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,141,683
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	110,578
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	563,450
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	584,632
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	879,447
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	614,251
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	223,852
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	116,748
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	680,135
Marathon Oil Corporation	2.80	11-1-2022	600,000	586,756
Marathon Oil Corporation	6.00	10-1-2017	625,000	710,160
Marathon Oil Corporation	6.60	10-1-2037	450,000	589,810
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	576,204
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	39,637
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	686,265
Murphy Oil Corporation	2.50	12-1-2017	500,000	511,634
Murphy Oil Corporation	5.13	12-1-2042	250,000	246,788
Murphy Oil Corporation	7.05	5-1-2029	200,000	244,980
Nabors Industries Incorporated	5.00	9-15-2020	300,000	335,447
Nabors Industries Incorporated	6.15	2-15-2018	500,000	568,634
Nabors Industries Incorporated	9.25	1-15-2019	500,000	638,131
Nextera Energy Capital	4.50	6-1-2021	200,000	219,038
Noble Energy Incorporated	4.15	12-15-2021	500,000	537,572
Noble Energy Incorporated	6.00	3-1-2041	565,000	683,255
Noble Energy Incorporated	8.25	3-1-2019	350,000	437,652
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	193,642
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	249,338
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	507,653
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	102,665
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	490,229
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	508,959
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	501,527
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	423,274
ONEOK Partners LP	3.20	9-15-2018	125,000	130,419
ONEOK Partners LP	6.13	2-1-2041	500,000	596,807
ONEOK Partners LP	6.15	10-1-2016	200,000	221,036

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP	6.20%	9-15-2043	$179,000	$217,544
ONEOK Partners LP	6.85	10-15-2037	500,000	644,233
ONEOK Partners LP	8.63	3-1-2019	350,000	439,957
Phillips 66	2.95	5-1-2017	1,000,000	1,044,727
Phillips 66	4.30	4-1-2022	1,000,000	1,083,740
Phillips 66	5.88	5-1-2042	750,000	922,900
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,048,388
Plains All American Pipeline LP	3.65	6-1-2022	500,000	517,813
Plains All American Pipeline LP	3.85	10-15-2023	500,000	516,976
Plains All American Pipeline LP	5.00	2-1-2021	200,000	226,233
Plains All American Pipeline LP	5.15	6-1-2042	500,000	546,388
Plains All American Pipeline LP	6.50	5-1-2018	150,000	174,308
Plains All American Pipeline LP	6.65	1-15-2037	200,000	256,986
Plains All American Pipeline LP	8.75	5-1-2019	400,000	510,822
Rowan Companies Incorporated	4.75	1-15-2024	200,000	211,000
Rowan Companies Incorporated	5.40	12-1-2042	150,000	148,803
Rowan Companies Incorporated	5.85	1-15-2044	200,000	210,199
Rowan Companies Incorporated	7.88	8-1-2019	300,000	368,921
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,070,630
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	554,901
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,060,959
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	193,012
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	109,730
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	131,816
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	125,552
Spectra Energy Partners LP	2.95	9-25-2018	500,000	518,196
Spectra Energy Partners LP	4.75	3-15-2024	350,000	382,592
Sunoco Logistics Partners LP	3.45	1-15-2023	200,000	196,806
Sunoco Logistics Partners LP	4.95	1-15-2043	150,000	150,628
Sunoco Logistics Partners LP	6.85	2-15-2040	250,000	319,510
TC Pipelines LP	4.65	6-15-2021	300,000	320,108
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	321,372
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	432,545
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	119,898
Valero Energy Corporation	6.13	6-15-2017	500,000	563,842
Valero Energy Corporation	6.13	2-1-2020	65,000	76,459
Valero Energy Corporation	6.63	6-15-2037	500,000	629,432
Valero Energy Corporation	7.50	4-15-2032	300,000	398,903
Valero Energy Corporation	9.38	3-15-2019	250,000	324,204
Western Gas Partners LP	4.00	7-1-2022	400,000	418,027
Western Gas Partners LP	5.45	4-1-2044	500,000	561,820
Williams Companies Incorporated	3.70	1-15-2023	500,000	479,667
Williams Companies Incorporated	4.55	6-24-2024	650,000	654,666
Williams Companies Incorporated	7.88	9-1-2021	200,000	246,410
Williams Companies Incorporated	8.75	3-15-2032	275,000	357,143
Williams Partners LP	3.35	8-15-2022	250,000	249,770
Williams Partners LP	4.13	11-15-2020	300,000	319,239
Williams Partners LP	4.30	3-4-2024	500,000	523,074
Williams Partners LP	4.50	11-15-2023	400,000	427,048
Williams Partners LP	5.25	3-15-2020	640,000	716,050

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	5.80%	11-15-2043	$1,000,000	$1,143,702
Williams Partners LP	6.30	4-15-2040	390,000	469,122
XTO Energy Incorporated	6.50	12-15-2018	500,000	596,763

				95,505,074

Financials: 7.15%

Banks: 2.03%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,923
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,100,872
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	38,961
Bank of America Corporation	2.65	4-1-2019	2,500,000	2,525,468
Bank of America Corporation	1.25	1-11-2016	500,000	502,580
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,009,218
Bank of America Corporation	1.70	8-25-2017	500,000	500,445
Bank of America Corporation	2.00	1-11-2018	750,000	753,312
Bank of America Corporation	2.60	1-15-2019	554,000	559,400
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,586,901
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,079,036
Bank of America Corporation	3.70	9-1-2015	500,000	514,717
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,096,484
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,577,650
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,301,513
Bank of America Corporation	4.20	8-26-2024	1,200,000	1,218,283
Bank of America Corporation	5.00	1-21-2044	950,000	1,033,197
Bank of America Corporation	5.25	12-1-2015	500,000	525,350
Bank of America Corporation	5.30	3-15-2017	275,000	299,889
Bank of America Corporation	5.49	3-15-2019	250,000	280,652
Bank of America Corporation	5.63	10-14-2016	100,000	109,052
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,719,009
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,323,332
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,682,480
Bank of America Corporation	5.88	1-5-2021	500,000	583,053
Bank of America Corporation	5.88	2-7-2042	500,000	612,037
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,122,285
Bank of America Corporation	6.00	10-15-2036	800,000	995,210
Bank of America Corporation	6.05	5-16-2016	1,500,000	1,621,887
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,033,291
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,060,218
Bank One Corporation	7.63	10-15-2026	240,000	318,411
Bank One Corporation	8.00	4-29-2027	550,000	765,535
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,196,958
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	511,093
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	509,418
Branch Banking & Trust Corporation	3.20	3-15-2016	600,000	621,734
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	368,388
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	532,494
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	527,876
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	108,944
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	603,061

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	1.25%	1-15-2016	$750,000	$753,800
Citigroup Incorporated	1.35	3-10-2017	2,000,000	1,997,330
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,098,763
Citigroup Incorporated	1.75	5-1-2018	100,000	99,530
Citigroup Incorporated	2.50	9-26-2018	400,000	406,066
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,003,978
Citigroup Incorporated	3.38	3-1-2023	632,000	635,807
Citigroup Incorporated	3.50	5-15-2023	500,000	489,937
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,582,699
Citigroup Incorporated	3.88	10-25-2023	850,000	881,260
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,051,149
Citigroup Incorporated	4.05	7-30-2022	400,000	412,331
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,638,965
Citigroup Incorporated	4.59	12-15-2015	35,000	36,710
Citigroup Incorporated	4.95	11-7-2043	200,000	220,001
Citigroup Incorporated	5.38	8-9-2020	500,000	571,560
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,092,738
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,120,520
Citigroup Incorporated	5.88	2-22-2033	500,000	570,521
Citigroup Incorporated	5.88	1-30-2042	500,000	615,649
Citigroup Incorporated	6.00	8-15-2017	100,000	112,419
Citigroup Incorporated	6.00	10-31-2033	725,000	839,922
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,134,297
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,440,742
Citigroup Incorporated	6.13	8-25-2036	500,000	587,695
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,763,527
Citigroup Incorporated	8.13	7-15-2039	855,000	1,312,957
Citigroup Incorporated	8.50	5-22-2019	900,000	1,140,024
City National Corporation	5.25	9-15-2020	200,000	224,381
Comerica Bank	5.75	11-21-2016	500,000	549,832
Comerica Incorporated	3.00	9-16-2015	100,000	102,369
Comerica Incorporated	3.80	7-22-2026	250,000	252,065
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	999,000
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	504,798
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	253,376
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,008,458
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	512,905
Compass Bank	6.40	10-1-2017	250,000	275,070
Discover Bank	3.20	8-9-2021	500,000	501,622
Discover Bank	4.25	3-13-2026	250,000	261,302
Fifth Third Bancorp	1.15	11-18-2016	350,000	351,559
Fifth Third Bancorp	3.63	1-25-2016	500,000	520,179
Fifth Third Bancorp	4.30	1-16-2024	500,000	525,666
Fifth Third Bancorp	5.45	1-15-2017	500,000	546,007
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,127,435
First Horizon National Corporation	5.38	12-15-2015	500,000	526,437
HSBC Bank USA NA	1.63	1-16-2018	1,000,000	1,003,321
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,907,454
HSBC Bank USA NA	4.88	8-24-2020	800,000	892,883
HSBC Bank USA NA	5.00	9-27-2020	500,000	554,378

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
HSBC Bank USA NA	5.63%	8-15-2035	$225,000	$269,659
HSBC Bank USA NA	7.00	1-15-2039	500,000	704,303
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	207,250
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	252,520
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,107
Huntington National Bank	1.30	11-20-2016	265,000	266,065
KeyBank NA	1.10	11-25-2016	300,000	300,791
KeyBank NA	1.65	2-1-2018	400,000	400,616
KeyBank NA	4.95	9-15-2015	250,000	260,665
KeyBank NA	5.45	3-3-2016	500,000	533,872
KeyCorp	2.30	12-13-2018	300,000	302,716
KeyCorp	5.10	3-24-2021	500,000	568,085
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	356,102
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	300,130
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	851,029
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	577,043
MUFG Capital Finance 1 Limited ±	6.35	7-29-2049	1,000,000	1,081,250
National Australia Bank Limited	0.90	1-20-2016	500,000	502,844
National Australia Bank Limited	1.30	7-25-2016	250,000	252,289
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,041,201
National Australia Bank Limited	3.00	1-20-2023	350,000	347,477
PNC Bank NA	1.13	1-27-2017	500,000	500,809
PNC Bank NA	2.25	7-2-2019	750,000	752,237
PNC Bank NA	2.70	11-1-2022	350,000	339,400
PNC Bank NA	2.95	1-30-2023	300,000	295,091
PNC Bank NA	3.80	7-25-2023	300,000	312,476
PNC Bank NA	4.20	11-1-2025	1,500,000	1,595,246
PNC Bank NA	6.00	12-7-2017	500,000	569,168
PNC Bank NA	6.88	4-1-2018	175,000	204,664
Rabobank Nederland NV	2.25	1-14-2019	500,000	508,059
Regions Financial Corporation	2.00	5-15-2018	300,000	298,688
Sovereign Bank	8.75	5-30-2018	250,000	302,207
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	260,788
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	35,462
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	843,748
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	585,814
SVB Financial Group	5.38	9-15-2020	160,000	180,600
Union Bank NA	2.13	6-16-2017	250,000	254,591
Union Bank NA	2.63	9-26-2018	500,000	513,376
Union Bank NA	5.95	5-11-2016	450,000	487,339
UnionBanCal Corporation	3.50	6-18-2022	200,000	206,994
US Bancorp NA	1.95	11-15-2018	250,000	251,547
US Bancorp NA	2.95	7-15-2022	575,000	571,667
US Bancorp NA	3.00	3-15-2022	500,000	508,265
US Bancorp NA	3.44	2-1-2016	500,000	517,921
US Bancorp NA	4.13	5-24-2021	1,000,000	1,098,447
US Bank NA	1.10	1-30-2017	1,000,000	1,002,424
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,263,090
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	830,614
Wachovia Corporation (l)	5.50	8-1-2035	700,000	808,523

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Wachovia Corporation (l)	5.63%	10-15-2016	$1,200,000	$1,312,466
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,120,411
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,136,636
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,259,985
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,255
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,037,110
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	755,295
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,041,738
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,051,384
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,025,008
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,051,139
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,395,925
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,139,161
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,178,845
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,695,932
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	446,033
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	510,000
Zions Bancorporation	4.50	6-13-2023	100,000	104,697

				126,107,300

Capital Markets: 1.27%
AGL Capital Corporation	4.40	6-1-2043	200,000	206,170
AGL Capital Corporation	5.88	3-15-2041	570,000	718,447
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	530,048
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	343,581
Ameriprise Financial Incorporated	5.65	11-15-2015	200,000	211,717
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	79,991
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	341,603
Ares Capital Corporation	4.88	11-30-2018	100,000	105,799
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	200,295
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	346,754
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	301,860
Bank of New York Mellon Corporation	2.30	7-28-2016	1,500,000	1,547,369
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	512,812
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,024,077
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	632,866
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	264,520
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,657
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,146,981
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	189,478
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,122,216
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	707,529
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,766,604
BlackRock Incorporated	3.38	6-1-2022	500,000	519,232
BlackRock Incorporated	4.25	5-24-2021	500,000	551,114
BlackRock Incorporated	5.00	12-10-2019	250,000	285,784
BlackRock Incorporated	6.25	9-15-2017	350,000	399,586
Charles Schwab Corporation	2.20	7-25-2018	150,000	152,514
Charles Schwab Corporation	3.23	9-1-2022	425,000	432,874

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Charles Schwab Corporation	4.45%	7-22-2020	$200,000	$221,981
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	533,873
Eaton Vance Corporation	3.63	6-15-2023	100,000	102,973
Eaton Vance Corporation	6.50	10-2-2017	30,000	34,180
Franklin Resources Incorporated	2.80	9-15-2022	300,000	296,102
Franklin Resources Incorporated	4.63	5-20-2020	250,000	280,080
FS Investment Corporation	4.00	7-15-2019	250,000	252,377
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,010,230
Goldman Sachs Group Incorporated	2.38	1-22-2018	2,750,000	2,794,099
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,076,250
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	507,290
Goldman Sachs Group Incorporated	3.85	7-8-2024	1,000,000	1,019,060
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,046,563
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,239,766
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	450,902
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,694,708
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	546,385
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,321,302
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,256,800
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,238,650
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,163,653
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,231,952
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,993,926
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,414,070
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,500,000	1,880,946
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,192,356
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,376,426
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,571,223
Jefferies Group Incorporated	3.88	11-9-2015	500,000	516,894
Jefferies Group Incorporated	6.25	1-15-2036	150,000	160,895
Jefferies Group Incorporated	6.45	6-8-2027	150,000	170,095
Jefferies Group Incorporated	6.50	1-20-2043	250,000	279,781
Jefferies Group Incorporated	6.88	4-15-2021	150,000	177,225
Jefferies Group Incorporated	8.50	7-15-2019	700,000	873,775
Lazard Group LLC	6.85	6-15-2017	500,000	566,953
Legg Mason Incorporated	5.63	1-15-2044	600,000	674,210
Morgan Stanley	1.75	2-25-2016	500,000	506,155
Morgan Stanley	2.13	4-25-2018	943,000	948,657
Morgan Stanley	2.38	7-23-2019	1,000,000	997,853
Morgan Stanley	2.50	1-24-2019	1,000,000	1,011,500
Morgan Stanley	3.75	2-25-2023	1,175,000	1,206,092
Morgan Stanley	3.88	4-29-2024	1,000,000	1,024,430
Morgan Stanley	4.10	5-22-2023	750,000	764,123
Morgan Stanley	4.75	3-22-2017	1,000,000	1,081,550
Morgan Stanley	4.88	11-1-2022	906,000	978,805
Morgan Stanley	5.00	11-24-2025	250,000	268,475
Morgan Stanley	5.38	10-15-2015	525,000	551,847
Morgan Stanley	5.45	1-9-2017	1,000,000	1,095,269
Morgan Stanley	5.50	1-26-2020	1,000,000	1,136,964
Morgan Stanley	5.50	7-24-2020	500,000	570,091

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	5.50%	7-28-2021	$570,000	$654,885
Morgan Stanley	5.55	4-27-2017	850,000	937,968
Morgan Stanley	5.63	9-23-2019	2,000,000	2,285,390
Morgan Stanley	5.75	10-18-2016	1,500,000	1,641,561
Morgan Stanley	5.75	1-25-2021	1,250,000	1,451,451
Morgan Stanley	6.25	8-9-2026	300,000	368,572
Morgan Stanley	6.38	7-24-2042	1,000,000	1,302,791
Morgan Stanley	6.63	4-1-2018	2,500,000	2,894,785
Morgan Stanley	7.25	4-1-2032	470,000	641,025
Morgan Stanley	7.30	5-13-2019	400,000	484,026
Northern Trust Corporation	3.45	11-4-2020	500,000	529,698
Northern Trust Corporation	3.95	10-30-2025	250,000	261,652
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	105,131
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	125,703
Stifel Financial Corporation	4.25	7-18-2024	200,000	203,496
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	232,588
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,594,394

				78,776,356

Consumer Finance: 0.92%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	384,746
American Express Centurion Bank	6.00	9-13-2017	500,000	566,787
American Express Company	1.55	5-22-2018	375,000	371,598
American Express Company	2.65	12-2-2022	575,000	563,970
American Express Company	4.05	12-3-2042	905,000	891,188
American Express Company	5.50	9-12-2016	500,000	545,719
American Express Company ±	6.80	9-1-2066	200,000	217,000
American Express Company	7.00	3-19-2018	800,000	942,010
American Express Company	8.13	5-20-2019	500,000	630,545
American Express Credit Corporation	1.13	6-5-2017	1,000,000	996,243
American Express Credit Corporation	2.13	7-27-2018	200,000	202,714
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,002,642
American Express Credit Corporation	2.38	3-24-2017	750,000	772,703
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,023,986
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,037,827
American Express Credit Corporation	5.30	12-2-2015	500,000	529,247
American Honda Finance Corporation	1.13	10-7-2016	400,000	402,314
American Honda Finance Corporation	1.20	7-14-2017	300,000	299,838
American Honda Finance Corporation	2.13	10-10-2018	300,000	304,391
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	451,348
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	631,289
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	317,385
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	104,470
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	626,066
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	998,805
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,557
Capital One Bank USA NA	2.25	2-13-2019	500,000	501,192
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	1,001,171
Capital One Bank USA NA	3.38	2-15-2023	500,000	501,526

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Capital One Bank USA NA	8.80%	7-15-2019	$750,000	$963,971
Capital One Financial Corporation	1.00	11-6-2015	300,000	300,680
Capital One Financial Corporation	3.15	7-15-2016	260,000	270,195
Capital One Financial Corporation	4.75	7-15-2021	450,000	497,934
Capital One Financial Corporation	6.15	9-1-2016	500,000	548,886
Capital One Financial Corporation	6.75	9-15-2017	283,000	326,180
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	499,580
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	300,050
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	758,411
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	501,955
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	103,168
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,013,074
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	263,290
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	295,344
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	304,483
Daimler Finance North America LLC	8.50	1-18-2031	425,000	655,002
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	886,883
Discover Financial Services	3.85	11-21-2022	550,000	563,308
Discover Financial Services	5.20	4-27-2022	600,000	666,696
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	404,282
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	1,000,925
Ford Motor Credit Company LLC	2.50	1-15-2016	400,000	408,707
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,392,374
Ford Motor Credit Company LLC	4.21	4-15-2016	600,000	630,176
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	826,020
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	1,047,711
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,350,558
HSBC Finance Corporation	5.50	1-19-2016	1,000,000	1,061,780
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,415,240
John Deere Capital Corporation	0.75	1-22-2016	500,000	501,650
John Deere Capital Corporation	1.05	10-11-2016	200,000	200,851
John Deere Capital Corporation	1.05	12-15-2016	600,000	602,767
John Deere Capital Corporation	1.13	6-12-2017	52,000	51,951
John Deere Capital Corporation	1.30	3-12-2018	550,000	545,430
John Deere Capital Corporation	1.40	3-15-2017	500,000	505,184
John Deere Capital Corporation	1.95	12-13-2018	200,000	200,708
John Deere Capital Corporation	2.25	6-7-2016	200,000	205,601
John Deere Capital Corporation	2.80	1-27-2023	500,000	496,551
John Deere Capital Corporation	3.90	7-12-2021	300,000	325,033
John Deere Capital Corporation	5.50	4-13-2017	100,000	111,027
John Deere Capital Corporation	5.75	9-10-2018	500,000	575,921
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,075,571
National City Corporation	6.88	5-15-2019	500,000	600,207
PACCAR Financial Corporation	0.70	11-16-2015	250,000	250,656
PACCAR Financial Corporation	1.15	8-16-2016	350,000	353,281
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	495,807
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	628,125
Synchrony Financial	3.00	8-15-2019	750,000	760,765
Synchrony Financial	4.25	8-15-2024	750,000	767,800
Toyota Motor Credit Corporation	0.80	5-17-2016	300,000	301,095

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	1.25%	10-5-2017	$650,000	$648,545
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	511,851
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	403,441
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	768,741
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	352,871
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	802,271
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	515,516
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,566,467
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	367,123
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	555,159

				57,374,106

Diversified Financial Services: 1.32%
Block Financial LLC	5.50	11-1-2022	200,000	219,845
Boeing Capital Corporation	2.13	8-15-2016	200,000	205,460
Boeing Capital Corporation	4.70	10-27-2019	500,000	561,068
CME Group Incorporated	5.30	9-15-2043	300,000	352,236
General Electric Capital Corporation	1.00	1-8-2016	500,000	502,571
General Electric Capital Corporation	1.50	7-12-2016	500,000	506,716
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,055,864
General Electric Capital Corporation	2.30	1-14-2019	500,000	509,312
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	1,004,878
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	2,027,902
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,103,046
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,199,556
General Electric Capital Corporation	4.63	1-7-2021	500,000	559,664
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,428,611
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,058,609
General Electric Capital Corporation	5.30	2-11-2021	845,000	970,100
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,157,158
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,685,294
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,276,230
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	3,107,925
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,000,911
General Electric Capital Corporation	6.15	8-7-2037	650,000	828,427
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,108,900
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,828,475
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,078,835
ING US Incorporated	2.90	2-15-2018	400,000	413,918
ING US Incorporated	5.50	7-15-2022	500,000	572,899
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	229,928
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	212,835
JPMorgan Chase & Company	1.10	10-15-2015	825,000	828,651
JPMorgan Chase & Company	1.13	2-26-2016	250,000	251,319
JPMorgan Chase & Company	1.35	2-15-2017	2,000,000	2,007,640
JPMorgan Chase & Company	1.63	5-15-2018	1,750,000	1,740,120
JPMorgan Chase & Company	1.80	1-25-2018	500,000	501,688
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,524,404
JPMorgan Chase & Company	2.35	1-28-2019	500,000	504,839

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
JPMorgan Chase & Company	2.60%	1-15-2016	$1,500,000	$1,536,642
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	996,471
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,509,188
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	984,961
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,596,700
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,043,300
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,171,254
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,636,689
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,643,594
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,658,724
JPMorgan Chase & Company	5.40	1-6-2042	750,000	878,867
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,324,088
JPMorgan Chase & Company	5.63	8-16-2043	200,000	233,763
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,411,791
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,136,225
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,759,370
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,751,427
Leucadia National Corporation	5.50	10-18-2023	240,000	254,772
Leucadia National Corporation	6.63	10-23-2043	120,000	132,890
Mellon Funding Corporation	5.50	11-15-2018	200,000	227,537
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	771,392
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	712,497
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	567,976
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,970,581
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,051,364
Moody’s Corporation	4.50	9-1-2022	250,000	266,260
Moody’s Corporation	4.88	2-15-2024	350,000	384,201
Moody’s Corporation	5.25	7-15-2044	300,000	320,200
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	66,176
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	555,741
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	250,603
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,996
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	103,823
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	208,341
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	277,427
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	933,654
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	439,192
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	213,320
ORIX Corporation	5.00	1-12-2016	500,000	525,967
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,034,453
PNC Funding Corporation	5.13	2-8-2020	150,000	170,738
PNC Funding Corporation	5.25	11-15-2015	250,000	263,364
PNC Funding Corporation	5.63	2-1-2017	350,000	383,208
PNC Funding Corporation	6.70	6-10-2019	500,000	600,019
Private Export Funding Corporation	1.38	2-15-2017	375,000	378,908
Private Export Funding Corporation	2.05	11-15-2022	250,000	240,436
Private Export Funding Corporation	2.45	7-15-2024	300,000	287,439
Private Export Funding Corporation	4.30	12-15-2021	100,000	112,090
Private Export Funding Corporation	4.95	11-15-2015	250,000	263,537
Santander Holdings USA	4.63	4-19-2016	500,000	528,843

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
TECO Finance Incorporated	4.00%	3-15-2016	$130,000	$136,264
TECO Finance Incorporated	5.15	3-15-2020	65,000	73,185
TECO Finance Incorporated	6.57	11-1-2017	250,000	286,967
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	500,000	528,438

				82,021,687

Insurance: 0.92%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	511,912
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	506,487
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	582,426
Aegon Funding Corporation	5.75	12-15-2020	75,000	87,221
AFLAC Incorporated	3.63	6-15-2023	500,000	514,472
AFLAC Incorporated	6.90	12-17-2039	250,000	340,416
AFLAC Incorporated	8.50	5-15-2019	250,000	319,610
Alleghany Corporation	5.63	9-15-2020	100,000	113,023
Allied World Assurance	5.50	11-15-2020	300,000	338,019
Allstate Corporation	5.55	5-9-2035	830,000	1,002,959
Allstate Corporation ±	6.13	5-15-2067	300,000	319,500
Allstate Corporation ±	6.50	5-15-2067	200,000	219,250
Allstate Corporation	7.45	5-16-2019	650,000	803,085
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,062,880
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,122,530
American International Group Incorporated	5.05	10-1-2015	250,000	261,970
American International Group Incorporated	5.45	5-18-2017	700,000	775,702
American International Group Incorporated	5.85	1-16-2018	850,000	964,534
American International Group Incorporated	6.25	5-1-2036	400,000	512,044
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,205,195
American International Group Incorporated	6.82	11-15-2037	746,000	1,011,764
American International Group Incorporated ±	8.18	5-15-2068	500,000	688,750
American International Group Incorporated	8.25	8-15-2018	750,000	924,693
AON Corporation	3.13	5-27-2016	350,000	362,693
AON Corporation	3.50	9-30-2015	100,000	103,093
AON Corporation	5.00	9-30-2020	550,000	618,982
AON Corporation	6.25	9-30-2040	100,000	128,121
Arch Capital Group Limited	5.14	11-1-2043	210,000	233,226
Assurant Incorporated	6.75	2-15-2034	375,000	457,496
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	228,112
Berkshire Hathaway Finance Corporation	0.95	8-15-2016	500,000	503,331
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	197,737
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	506,501
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	252,915
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	231,381
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	551,387
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	308,418
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	519,442
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	395,893
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	310,692
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	300,767
Berkshire Hathaway Incorporated	1.90	1-31-2017	1,275,000	1,302,688

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Berkshire Hathaway Incorporated	2.10%	8-14-2019	$300,000	$300,795
Berkshire Hathaway Incorporated	2.20	8-15-2016	300,000	309,069
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	100,421
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	261,276
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	421,728
CHUBB Corporation	5.75	5-15-2018	250,000	284,822
CHUBB Corporation	6.00	5-11-2037	280,000	361,400
CHUBB Corporation ±	6.38	3-29-2067	350,000	385,326
CHUBB Corporation	6.50	5-15-2038	350,000	482,118
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	93,811
CNA Financial Corporation	5.88	8-15-2020	500,000	579,432
CNA Financial Corporation	6.50	8-15-2016	50,000	55,182
CNA Financial Corporation	7.35	11-15-2019	295,000	360,712
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	244,190
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	109,722
GE Global Insurance Holdings	7.00	2-15-2026	430,000	543,321
Genworth Financial Incorporated	6.52	5-22-2018	500,000	568,456
Genworth Financial Incorporated	7.20	2-15-2021	500,000	595,981
Genworth Financial Incorporated	8.63	12-15-2016	500,000	576,801
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	42,497
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	274,248
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	272,670
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	285,938
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	92,968
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	319,163
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	286,621
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	667,329
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	106,279
Lincoln National Corporation	4.00	9-1-2023	250,000	263,458
Lincoln National Corporation	4.85	6-24-2021	80,000	89,605
Lincoln National Corporation	6.15	4-7-2036	500,000	627,460
Lincoln National Corporation	6.25	2-15-2020	300,000	353,554
Lincoln National Corporation ±	7.00	5-17-2066	350,000	360,500
Lincoln National Corporation	8.75	7-1-2019	220,000	283,241
Loews Corporation	2.63	5-15-2023	150,000	144,456
Loews Corporation	4.13	5-15-2043	200,000	193,550
Loews Corporation	5.25	3-15-2016	200,000	213,780
Markel Corporation	3.63	3-30-2023	150,000	151,009
Markel Corporation	5.00	3-30-2043	100,000	106,290
Markel Corporation	5.35	6-1-2021	100,000	112,985
Markel Corporation	7.13	9-30-2019	100,000	120,456
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	334,408
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	386,603
MetLife Incorporated	4.13	8-13-2042	300,000	294,612
MetLife Incorporated	4.37	9-15-2023	167,000	181,997
MetLife Incorporated	4.75	2-8-2021	750,000	845,671
MetLife Incorporated	4.88	11-13-2043	500,000	552,238
MetLife Incorporated	5.70	6-15-2035	400,000	487,521
MetLife Incorporated	5.88	2-6-2041	700,000	884,494
MetLife Incorporated	6.38	6-15-2034	280,000	366,549

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
MetLife Incorporated	6.40%	12-15-2066	$800,000	$902,000
MetLife Incorporated	6.50	12-15-2032	200,000	263,893
MetLife Incorporated	6.75	6-1-2016	500,000	551,435
MetLife Incorporated Series A	6.82	8-15-2018	750,000	890,432
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	103,872
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	283,157
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	252,055
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	264,344
ProAssurance Corporation	5.30	11-15-2023	200,000	218,818
Progressive Corporation	3.75	8-23-2021	1,000,000	1,073,794
Progressive Corporation	6.25	12-1-2032	75,000	98,174
Progressive Corporation ±	6.70	6-15-2067	500,000	550,000
Protective Life Corporation	7.38	10-15-2019	500,000	617,849
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,035,364
Prudential Financial Incorporated	4.50	11-16-2021	250,000	274,742
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,041,783
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	253,125
Prudential Financial Incorporated	5.38	6-21-2020	500,000	572,659
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,072,500
Prudential Financial Incorporated	5.70	12-14-2036	538,000	643,799
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	535,950
Prudential Financial Incorporated	6.20	11-15-2040	250,000	316,289
Prudential Financial Incorporated	6.63	12-1-2037	65,000	85,094
Prudential Financial Incorporated	7.38	6-15-2019	355,000	436,587
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	242,750
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	600,847
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	206,958
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	323,496
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,565
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	411,405
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	106,869
Torchmark Corporation	3.80	9-15-2022	350,000	362,928
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	503,095
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	142,271
Travelers Companies Incorporated	5.35	11-1-2040	350,000	418,396
Travelers Companies Incorporated	5.50	12-1-2015	180,000	190,953
Travelers Companies Incorporated	5.75	12-15-2017	250,000	283,760
Travelers Companies Incorporated	5.90	6-2-2019	500,000	583,798
Travelers Companies Incorporated	6.25	6-15-2037	365,000	477,736
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	788,456
Unitrin Incorporated	6.00	5-15-2017	100,000	109,969
Unum Group	4.00	3-15-2024	500,000	520,804
Unum Group	7.13	9-30-2016	115,000	129,117
WR Berkley Corporation	5.38	9-15-2020	200,000	223,995
WR Berkley Corporation	6.25	2-15-2037	100,000	119,605
XL Capital Limited	6.25	5-15-2027	100,000	120,195
XL Capital Limited	6.38	11-15-2024	100,000	121,567

				57,431,280

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.01%
CubeSmart LP	4.38%	12-15-2023	$250,000	$261,231
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	102,336
Regency Centers LP	4.80	4-15-2021	200,000	220,777
Regency Centers LP	5.88	6-15-2017	100,000	111,294

				695,638

REITs: 0.66%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	751,895
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	773,331
American Campus Communities Incorporated	3.75	4-15-2023	100,000	100,264
American Tower Corporation	3.45	9-15-2021	500,000	500,843
American Tower Corporation	3.50	1-31-2023	150,000	147,707
American Tower Corporation	4.50	1-15-2018	500,000	539,557
American Tower Corporation	5.00	2-15-2024	350,000	378,360
American Tower Corporation	5.05	9-1-2020	500,000	550,836
American Tower Corporation	5.90	11-1-2021	565,000	648,909
American Tower Corporation	7.00	10-15-2017	350,000	403,263
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	400,000	400,574
ARC Properties Operating Partnership LP 144A	3.00	2-6-2019	300,000	300,689
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	346,707
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	210,760
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	267,588
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	165,452
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	118,185
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	156,813
Boston Properties LP	3.13	9-1-2023	150,000	146,678
Boston Properties LP	3.80	2-1-2024	300,000	307,877
Boston Properties LP	3.85	2-1-2023	400,000	416,414
Boston Properties LP	4.13	5-15-2021	300,000	322,159
Boston Properties LP	5.63	11-15-2020	500,000	575,313
Boston Properties LP	5.88	10-15-2019	500,000	580,959
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	354,830
Camden Property Trust	2.95	12-15-2022	150,000	146,292
Camden Property Trust	4.25	1-15-2024	67,000	70,930
Camden Property Trust	4.63	6-15-2021	150,000	164,456
Camden Property Trust	4.88	6-15-2023	100,000	110,507
CBL & Associates LP	5.25	12-1-2023	67,000	73,044
Commonwealth REIT	5.88	9-15-2020	100,000	108,712
Corporate Office Properties LP	3.60	5-15-2023	100,000	96,775
Corporate Office Properties LP	3.70	6-15-2021	500,000	501,091
DDR Corporation	3.38	5-15-2023	250,000	243,213
DDR Corporation	3.50	1-15-2021	250,000	254,333
DDR Corporation	4.63	7-15-2022	250,000	267,987
Digital Realty Trust LP	3.63	10-1-2022	200,000	194,957
Digital Realty Trust LP «	5.25	3-15-2021	100,000	109,263
Digital Realty Trust LP	5.88	2-1-2020	300,000	336,023
Duke Realty LP	3.63	4-15-2023	125,000	124,558
Duke Realty LP	5.95	2-15-2017	350,000	386,010
Entertainment Properties Trust	5.75	8-15-2022	150,000	165,336

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
EPR Properties Company	5.25%	7-15-2023	$113,000	$120,885
Equity One Incorporated	3.75	11-15-2022	250,000	251,145
ERP Operating LP	5.75	6-15-2017	750,000	839,665
ERP Operation LP	4.63	12-15-2021	1,000,000	1,109,460
Essex Portfolio LP	3.25	5-1-2023	100,000	98,711
Essex Portfolio LP	3.38	1-15-2023	500,000	499,701
Essex Portfolio LP	5.20	3-15-2021	65,000	73,069
Federal Realty Investment Trust	2.75	6-1-2023	100,000	96,345
Federal Realty Investment Trust	3.00	8-1-2022	100,000	99,767
HCP Incorporated	3.15	8-1-2022	100,000	97,782
HCP Incorporated	3.75	2-1-2016	355,000	369,404
HCP Incorporated	3.75	2-1-2019	100,000	106,156
HCP Incorporated	3.88	8-15-2024	1,000,000	1,009,040
HCP Incorporated	4.20	3-1-2024	200,000	206,406
HCP Incorporated	4.25	11-15-2023	279,000	289,885
HCP Incorporated	5.38	2-1-2021	65,000	73,767
HCP Incorporated	5.63	5-1-2017	100,000	110,586
HCP Incorporated	6.00	1-30-2017	200,000	222,167
HCP Incorporated	6.70	1-30-2018	500,000	579,252
HCP Incorporated	6.75	2-1-2041	65,000	86,769
Health Care REIT Incorporated	3.63	3-15-2016	300,000	312,000
Health Care REIT Incorporated	4.13	4-1-2019	250,000	269,503
Health Care REIT Incorporated	4.50	1-15-2024	200,000	211,084
Health Care REIT Incorporated	4.70	9-15-2017	500,000	545,298
Health Care REIT Incorporated	4.95	1-15-2021	250,000	278,305
Health Care REIT Incorporated	5.25	1-15-2022	100,000	112,352
Health Care REIT Incorporated	5.75	1-15-2021	250,000	282,547
Health Care REIT Incorporated	6.13	4-15-2020	250,000	291,861
Health Care REIT Incorporated	6.50	1-17-2017	60,000	66,699
Health Care REIT Incorporated	6.50	3-15-2041	200,000	257,819
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	123,339
Highwoods Realty LP	3.20	6-15-2021	1,000,000	993,205
Highwoods Realty LP	5.85	3-15-2017	300,000	331,393
Hospitality Properties Trust	4.65	3-15-2024	500,000	521,204
Hospitality Properties Trust	5.63	3-15-2017	75,000	81,670
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	100,277
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	268,546
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	581,142
Kilroy Realty Corporation	3.80	1-15-2023	250,000	252,810
Kilroy Realty Corporation	4.80	7-15-2018	150,000	162,536
Kilroy Realty Corporation	5.00	11-3-2015	100,000	104,667
Kimco Realty Corporation	5.70	5-1-2017	500,000	553,506
Kimco Realty Corporation	6.88	10-1-2019	100,000	119,814
Liberty Property LP	4.40	2-15-2024	156,000	165,050
Liberty Property LP	4.75	10-1-2020	250,000	270,818
Liberty Property LP	5.50	12-15-2016	75,000	81,655
Liberty Property LP	6.63	10-1-2017	150,000	170,856
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	101,038
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	90,835
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	180,058

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Mid America Apartments LP	4.30%	10-15-2023	$50,000	$52,780
National Retail Properties Incorporated	3.30	4-15-2023	100,000	98,426
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,788
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,016,465
National Retail Properties Incorporated	6.88	10-15-2017	100,000	115,256
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	269,375
ProLogis Trust	3.35	2-1-2021	400,000	406,077
ProLogis Trust	6.88	3-15-2020	192,000	228,903
Realty Income Corporation	2.00	1-31-2018	150,000	150,257
Realty Income Corporation	3.88	7-15-2024	500,000	509,319
Realty Income Corporation	4.65	8-1-2023	300,000	324,814
Realty Income Corporation	5.75	1-15-2021	300,000	346,082
Realty Income Corporation	5.95	9-15-2016	100,000	109,341
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	53,823
Senior Housing Properties Trust	4.30	1-15-2016	100,000	103,161
Simon Property Group LP	2.15	9-15-2017	500,000	512,759
Simon Property Group LP	2.20	2-1-2019	500,000	505,908
Simon Property Group LP	3.38	3-15-2022	500,000	519,058
Simon Property Group LP	3.75	2-1-2024	250,000	259,974
Simon Property Group LP	4.13	12-1-2021	300,000	326,211
Simon Property Group LP	4.38	3-1-2021	500,000	551,660
Simon Property Group LP	4.75	3-15-2042	250,000	274,322
Simon Property Group LP	5.25	12-1-2016	50,000	54,211
Simon Property Group LP	5.65	2-1-2020	200,000	233,123
Simon Property Group LP	5.75	12-1-2015	125,000	131,444
Simon Property Group LP	5.88	3-1-2017	250,000	276,760
Simon Property Group LP	6.13	5-30-2018	100,000	115,673
Simon Property Group LP	6.75	2-1-2040	350,000	485,698
Simon Property Group LP	10.35	4-1-2019	600,000	805,621
Tanger Properties LP	6.15	11-15-2015	250,000	265,947
UDR Incorporated	3.70	10-1-2020	250,000	261,358
UDR Incorporated	4.25	6-1-2018	150,000	161,244
UDR Incorporated	4.63	1-10-2022	100,000	109,099
Ventas Realty LP	1.55	9-26-2016	117,000	118,249
Ventas Realty LP	2.70	4-1-2020	200,000	199,348
Ventas Realty LP	3.13	11-30-2015	100,000	102,916
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,057,936
Ventas Realty LP	4.75	6-1-2021	150,000	165,350
Ventas Realty LP	5.70	9-30-2043	250,000	294,725
Vornado Realty LP	2.50	6-30-2019	500,000	504,274
Washington REIT	3.95	10-15-2022	150,000	151,488
Weingarten Realty Investors	3.38	10-15-2022	150,000	150,953
Weingarten Realty Investors	3.50	4-15-2023	125,000	124,051
Weyerhaeuser Company	4.63	9-15-2023	300,000	326,588
Weyerhaeuser Company	6.88	12-15-2033	150,000	199,903
Weyerhaeuser Company	7.38	10-1-2019	100,000	122,172
Weyerhaeuser Company	7.38	3-15-2032	700,000	966,109

				41,262,298

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Thrifts & Mortgage Finance: 0.02%
Astoria Financial Corporation	5.00%	6-19-2017	$100,000	$107,721
Countrywide Financial Corporation	6.25	5-15-2016	1,000,000	1,083,062
People’s United Financial Incorporated	3.65	12-6-2022	150,000	152,261

				1,343,044

Health Care: 1.82%

Biotechnology: 0.28%
Amgen Incorporated	2.30	6-15-2016	600,000	615,604
Amgen Incorporated	2.50	11-15-2016	500,000	516,252
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,041,221
Amgen Incorporated	3.63	5-22-2024	1,500,000	1,525,517
Amgen Incorporated	3.88	11-15-2021	500,000	532,642
Amgen Incorporated	4.10	6-15-2021	100,000	107,752
Amgen Incorporated	4.50	3-15-2020	65,000	71,242
Amgen Incorporated	4.95	10-1-2041	500,000	538,535
Amgen Incorporated	5.15	11-15-2041	350,000	387,630
Amgen Incorporated	5.38	5-15-2043	500,000	575,456
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,306,900
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,147,698
Amgen Incorporated	5.75	3-15-2040	80,000	95,839
Amgen Incorporated	5.85	6-1-2017	350,000	391,459
Amgen Incorporated	6.15	6-1-2018	250,000	287,768
Amgen Incorporated	6.38	6-1-2037	500,000	635,756
Amgen Incorporated	6.40	2-1-2039	250,000	322,781
Biogen Idec Incorporated	6.88	3-1-2018	500,000	584,146
Celgene Corporation	2.30	8-15-2018	286,000	290,076
Celgene Corporation	2.45	10-15-2015	200,000	203,639
Celgene Corporation	3.25	8-15-2022	500,000	507,603
Celgene Corporation	3.63	5-15-2024	500,000	509,708
Celgene Corporation	3.95	10-15-2020	200,000	212,858
Celgene Corporation	4.00	8-15-2023	250,000	263,894
Celgene Corporation	4.63	5-15-2044	750,000	773,552
Celgene Corporation	5.25	8-15-2043	150,000	168,578
Genzyme Corporation	5.00	6-15-2020	200,000	227,404
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	501,667
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	521,535
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	883,806
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	559,057
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	550,805
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	487,106

				17,345,486

Health Care Equipment & Supplies: 0.20%
Baxter International Incorporated	1.85	6-15-2018	500,000	501,393
Baxter International Incorporated	2.40	8-15-2022	250,000	241,129
Baxter International Incorporated	3.20	6-15-2023	500,000	501,740
Baxter International Incorporated	3.65	8-15-2042	250,000	232,491
Baxter International Incorporated	4.25	3-15-2020	100,000	108,616
Baxter International Incorporated	5.38	6-1-2018	500,000	564,323

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Baxter International Incorporated	5.90%	9-1-2016	$350,000	$384,497
Baxter International Incorporated	6.25	12-1-2037	250,000	325,481
Becton Dickinson & Company	1.75	11-8-2016	500,000	509,085
Becton Dickinson & Company	3.13	11-8-2021	300,000	310,184
Becton Dickinson & Company	3.25	11-12-2020	350,000	366,324
Becton Dickinson & Company	6.00	5-15-2039	200,000	256,380
Boston Scientific Corporation	6.00	1-15-2020	350,000	405,726
Boston Scientific Corporation	6.40	6-15-2016	350,000	382,316
Boston Scientific Corporation	7.38	1-15-2040	300,000	422,599
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,255
C.R. Bard Incorporated	2.88	1-15-2016	100,000	103,042
C.R. Bard Incorporated	4.40	1-15-2021	168,000	184,562
CareFusion Corporation	6.38	8-1-2019	500,000	581,472
DENTSPLY International	2.75	8-15-2016	55,000	56,695
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,109
Medtronic Incorporated	0.88	2-27-2017	100,000	99,565
Medtronic Incorporated	1.38	4-1-2018	400,000	397,252
Medtronic Incorporated	2.75	4-1-2023	500,000	488,273
Medtronic Incorporated	4.00	4-1-2043	300,000	294,878
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,110,872
Medtronic Incorporated	4.50	3-15-2042	200,000	211,808
Medtronic Incorporated	4.63	3-15-2044	250,000	269,402
Medtronic Incorporated	5.55	3-15-2040	300,000	364,562
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	256,418
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	502,076
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	318,243
Stryker Corporation	1.30	4-1-2018	225,000	222,444
Stryker Corporation	2.00	9-30-2016	350,000	358,794
Stryker Corporation	4.10	4-1-2043	250,000	242,942
Stryker Corporation	4.38	1-15-2020	150,000	165,195
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	275,932
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	299,314

				12,568,389

Health Care Providers & Services: 0.50%
Aetna Incorporated	2.20	3-15-2019	500,000	501,200
Aetna Incorporated	2.75	11-15-2022	500,000	491,211
Aetna Incorporated	3.95	9-1-2020	200,000	215,429
Aetna Incorporated	4.13	6-1-2021	200,000	217,799
Aetna Incorporated	4.13	11-15-2042	250,000	243,203
Aetna Incorporated	4.75	3-15-2044	500,000	537,809
Aetna Incorporated	6.63	6-15-2036	650,000	851,054
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	312,921
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	279,107
Cardinal Health Incorporated	1.70	3-15-2018	157,000	156,314
Cardinal Health Incorporated	3.20	6-15-2022	250,000	251,140
Cardinal Health Incorporated	3.20	3-15-2023	225,000	223,121
Cardinal Health Incorporated	5.80	10-15-2016	350,000	384,466
Catholic Health Initiatives	4.35	11-1-2042	250,000	246,385

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
CIGNA Corporation	4.00%	2-15-2022	$250,000	$265,945
CIGNA Corporation	4.38	12-15-2020	500,000	545,854
CIGNA Corporation	4.50	3-15-2021	100,000	110,503
CIGNA Corporation	5.13	6-15-2020	215,000	242,437
CIGNA Corporation	5.38	2-15-2042	350,000	405,872
CIGNA Corporation	5.88	3-15-2041	330,000	408,636
CIGNA Corporation	6.15	11-15-2036	50,000	63,209
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	677,296
Express Scripts Holding Company	2.65	2-15-2017	750,000	775,518
Express Scripts Holding Company	3.13	5-15-2016	400,000	415,262
Express Scripts Holding Company	3.50	6-15-2024	350,000	351,601
Express Scripts Holding Company	3.90	2-15-2022	500,000	528,359
Express Scripts Holding Company	4.75	11-15-2021	750,000	834,206
Express Scripts Holding Company	6.13	11-15-2041	250,000	315,104
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	494,620
Humana Incorporated	7.20	6-15-2018	500,000	593,327
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	281,143
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,997
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,120
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	155,314
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	537,612
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	212,241
Mayo Clinic Rochester	4.00	11-15-2047	100,000	99,599
McKesson Corporation	1.29	3-10-2017	500,000	499,234
McKesson Corporation	1.40	3-15-2018	250,000	246,778
McKesson Corporation	2.28	3-15-2019	500,000	500,229
McKesson Corporation	2.85	3-15-2023	200,000	194,910
McKesson Corporation	3.25	3-1-2016	500,000	517,407
McKesson Corporation	3.80	3-15-2024	500,000	514,729
McKesson Corporation	4.88	3-15-2044	500,000	539,205
McKesson Corporation	6.00	3-1-2041	250,000	309,387
McKesson Corporation	7.50	2-15-2019	500,000	610,611
Medco Health Solutions Incorporated	2.75	9-15-2015	200,000	204,439
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	535,857
Novant Health Incorporated	4.37	11-1-2043	100,000	100,917
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	174,097
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	635,861
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	212,567
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	451,416
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	125,322
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	246,458
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,004,077
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	495,953
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	482,525
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	254,039
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	313,494
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	637,496
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,143,974
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	202,976
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	698,095

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
WellPoint Incorporated	1.25%	9-10-2015	$250,000	$251,554
WellPoint Incorporated	1.88	1-15-2018	500,000	502,140
WellPoint Incorporated	2.25	8-15-2019	400,000	398,079
WellPoint Incorporated	2.30	7-15-2018	150,000	152,037
WellPoint Incorporated	2.38	2-15-2017	250,000	257,129
WellPoint Incorporated	3.13	5-15-2022	500,000	500,731
WellPoint Incorporated	3.30	1-15-2023	250,000	250,664
WellPoint Incorporated	4.63	5-15-2042	500,000	508,865
WellPoint Incorporated	4.65	1-15-2043	450,000	464,261
WellPoint Incorporated	4.65	8-15-2044	500,000	517,129
WellPoint Incorporated	5.25	1-15-2016	100,000	106,341
WellPoint Incorporated	5.85	1-15-2036	725,000	873,543
WellPoint Incorporated	5.88	6-15-2017	750,000	839,167
WellPoint Incorporated	7.00	2-15-2019	500,000	594,756

				31,418,383

Life Sciences Tools & Services: 0.07%
Life Technologies Corporation	3.50	1-15-2016	225,000	232,862
Life Technologies Corporation	5.00	1-15-2021	150,000	169,080
Life Technologies Corporation	6.00	3-1-2020	250,000	291,939
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	350,296
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	189,393
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	404,126
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	496,783
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,408
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	416,279
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	422,550
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,144,728
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	228,015

				4,387,459

Pharmaceuticals: 0.77%
Abbott Laboratories	4.13	5-27-2020	250,000	274,312
Abbott Laboratories	5.13	4-1-2019	139,000	157,097
Abbott Laboratories	5.30	5-27-2040	250,000	302,279
Abbott Laboratories	6.00	4-1-2039	150,000	194,003
Abbott Laboratories	6.15	11-30-2037	237,000	314,267
AbbVie Incorporated	1.20	11-6-2015	1,300,000	1,307,036
AbbVie Incorporated	1.75	11-6-2017	2,000,000	2,010,208
AbbVie Incorporated	2.00	11-6-2018	300,000	299,361
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,966,568
AbbVie Incorporated	4.40	11-6-2042	1,000,000	1,004,481
Allergan Incorporated	1.35	3-15-2018	50,000	48,583
Allergan Incorporated	2.80	3-15-2023	225,000	207,678
Allergan Incorporated	3.38	9-15-2020	500,000	504,125
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	248,465
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	236,186
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	158,559
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	215,795

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	4.50%	3-1-2044	$605,000	$640,317
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	733,363
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	16,817
Eli Lilly & Company	5.20	3-15-2017	500,000	551,974
Eli Lilly & Company	5.50	3-15-2027	400,000	485,447
Eli Lilly & Company	5.95	11-15-2037	500,000	646,392
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	501,184
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	196,515
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	994,302
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	361,557
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,888,724
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,320,426
Johnson & Johnson	1.65	12-5-2018	700,000	705,655
Johnson & Johnson	2.15	5-15-2016	500,000	513,879
Johnson & Johnson	4.38	12-5-2033	583,000	650,819
Johnson & Johnson	4.50	9-1-2040	300,000	332,278
Johnson & Johnson	4.85	5-15-2041	200,000	232,732
Johnson & Johnson	4.95	5-15-2033	180,000	214,161
Johnson & Johnson	5.15	7-15-2018	500,000	568,390
Johnson & Johnson	5.55	8-15-2017	250,000	282,530
Johnson & Johnson	5.85	7-15-2038	500,000	670,339
Johnson & Johnson	6.73	11-15-2023	300,000	391,511
Merck & Company Incorporated	0.70	5-18-2016	400,000	400,981
Merck & Company Incorporated	1.30	5-18-2018	333,000	330,985
Merck & Company Incorporated	2.40	9-15-2022	500,000	486,299
Merck & Company Incorporated	2.80	5-18-2023	650,000	645,358
Merck & Company Incorporated	3.60	9-15-2042	250,000	232,962
Merck & Company Incorporated	3.88	1-15-2021	350,000	380,657
Merck & Company Incorporated	4.15	5-18-2043	500,000	510,827
Merck & Company Incorporated	5.00	6-30-2019	250,000	283,652
Merck & Company Incorporated	5.75	11-15-2036	400,000	507,470
Merck & Company Incorporated	5.85	6-30-2039	150,000	191,045
Merck & Company Incorporated	5.95	12-1-2028	65,000	82,251
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,139,924
Merck & Company Incorporated	6.30	1-1-2026	250,000	320,568
Merck & Company Incorporated	6.40	3-1-2028	500,000	653,421
Mylan Incorporated	2.55	3-28-2019	112,000	112,561
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,018,796
Mylan Incorporated	5.40	11-29-2043	33,000	36,331
Novartis Capital Corporation	2.40	9-21-2022	500,000	486,978
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,544,523
Novartis Capital Corporation	3.70	9-21-2042	250,000	238,971
Novartis Capital Corporation	4.40	4-24-2020	500,000	557,933
Novartis Capital Corporation	4.40	5-6-2044	1,000,000	1,079,679
Pfizer Incorporated	3.40	5-15-2024	1,000,000	1,022,562
Pfizer Incorporated	4.30	6-15-2043	300,000	308,943
Pfizer Incorporated	5.45	4-1-2017	500,000	555,011
Pfizer Incorporated	6.00	2-15-2036	625,000	796,268
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,358,456
Pfizer Incorporated	6.50	2-1-2034	500,000	665,817

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	7.20%	3-15-2039	$750,000	$1,081,796
Pharmacia Corporation	6.60	12-1-2028	500,000	659,172
Schering-Plough Corporation	6.50	12-1-2033	570,000	777,516
Schering-Plough Corporation	6.55	9-15-2037	475,000	649,829
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	245,091
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	489,961
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	502,098
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	744,820
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	498,669
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	152,042
Wyeth LLC	5.50	2-15-2016	430,000	460,345
Wyeth LLC	5.95	4-1-2037	850,000	1,066,728
Zoetis Incorporated	1.15	2-1-2016	40,000	40,153
Zoetis Incorporated	3.25	2-1-2023	600,000	600,299
Zoetis Incorporated	4.70	2-1-2043	500,000	520,513

				47,786,576

Industrials: 1.56%

Aerospace & Defense: 0.37%
Boeing Company	0.95	5-15-2018	150,000	146,601
Boeing Company	4.88	2-15-2020	140,000	159,138
Boeing Company	5.88	2-15-2040	30,000	38,918
Boeing Company	6.00	3-15-2019	300,000	350,689
Boeing Company	6.13	2-15-2033	180,000	237,068
Boeing Company	6.88	3-15-2039	800,000	1,162,994
General Dynamics Corporation	1.00	11-15-2017	500,000	495,096
General Dynamics Corporation	2.25	7-15-2016	200,000	205,974
General Dynamics Corporation	2.25	11-15-2022	500,000	477,204
General Dynamics Corporation	3.88	7-15-2021	200,000	215,713
Honeywell International Incorporated	3.35	12-1-2023	200,000	206,704
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,616
Honeywell International Incorporated	5.00	2-15-2019	750,000	849,143
Honeywell International Incorporated	5.30	3-1-2018	100,000	113,015
Honeywell International Incorporated	5.38	3-1-2041	365,000	446,178
Honeywell International Incorporated	5.70	3-15-2037	250,000	313,496
L-3 Communications Corporation	3.95	11-15-2016	500,000	527,203
L-3 Communications Corporation	4.95	2-15-2021	500,000	547,458
L-3 Communications Corporation	5.20	10-15-2019	500,000	554,070
Lockheed Martin Corporation	3.35	9-15-2021	250,000	260,780
Lockheed Martin Corporation	4.07	12-15-2042	542,000	538,201
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,100,480
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	226,504
Northrop Grumman Corporation	1.75	6-1-2018	300,000	299,260
Northrop Grumman Corporation	3.25	8-1-2023	350,000	350,718
Northrop Grumman Corporation	3.50	3-15-2021	300,000	313,856
Northrop Grumman Corporation	4.75	6-1-2043	500,000	535,868
Northrop Grumman Corporation	5.05	8-1-2019	85,000	95,523
Northrop Grumman Corporation	5.05	11-15-2040	100,000	110,676

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Northrop Grumman Corporation	7.75%	2-15-2031	$300,000	$420,167
Precision Castparts Corporation	1.25	1-15-2018	500,000	495,882
Precision Castparts Corporation	2.50	1-15-2023	250,000	242,379
Precision Castparts Corporation	3.90	1-15-2043	200,000	198,571
Raytheon Company	2.50	12-15-2022	350,000	338,168
Raytheon Company	4.40	2-15-2020	600,000	663,404
Raytheon Company	4.70	12-15-2041	500,000	547,928
Raytheon Company	7.20	8-15-2027	120,000	161,814
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	366,628
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	280,301
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	55,047
Textron Incorporated	3.65	3-1-2021	150,000	155,112
Textron Incorporated	4.30	3-1-2024	200,000	209,442
Textron Incorporated	4.63	9-21-2016	100,000	106,821
Textron Incorporated	7.25	10-1-2019	350,000	421,300
United Technologies Corporation	1.80	6-1-2017	533,000	542,405
United Technologies Corporation	3.10	6-1-2022	839,000	856,206
United Technologies Corporation	4.50	4-15-2020	500,000	555,572
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,652,099
United Technologies Corporation	5.38	12-15-2017	500,000	564,630
United Technologies Corporation	5.70	4-15-2040	500,000	624,087
United Technologies Corporation	6.05	6-1-2036	400,000	518,188
United Technologies Corporation	6.13	2-1-2019	565,000	664,083
United Technologies Corporation	6.13	7-15-2038	500,000	652,089
United Technologies Corporation	7.50	9-15-2029	430,000	621,910

				22,848,377

Air Freight & Logistics: 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	470,086
FedEx Corporation	3.88	8-1-2042	200,000	187,800
FedEx Corporation	4.00	1-15-2024	290,000	307,596
FedEx Corporation	4.90	1-15-2034	250,000	276,119
FedEx Corporation	5.10	1-15-2044	300,000	334,848
FedEx Corporation	8.00	1-15-2019	400,000	497,274
United Parcel Service Incorporated	1.13	10-1-2017	250,000	249,554
United Parcel Service Incorporated	2.45	10-1-2022	400,000	390,987
United Parcel Service Incorporated	3.13	1-15-2021	900,000	942,452
United Parcel Service Incorporated	5.13	4-1-2019	500,000	566,967
United Parcel Service Incorporated	5.50	1-15-2018	100,000	113,061
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,055,212

				5,391,956

Airlines: 0.07%
American Airlines	4.00	1-15-2027	569,234	582,042
American Airlines	4.95	7-15-2024	613,579	661,132
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	111,954	125,948
Continental Airlines Incorporated Series A	4.75	7-12-2022	414,889	448,080
Continental Airlines Incorporated Series A	7.25	5-10-2021	160,138	187,561
Delta Air Lines Incorporated	4.95	11-23-2020	145,020	155,897

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Airlines (continued)
Delta Air Lines Incorporated	6.82%	2-10-2024	$72,340	$84,912
Delta Air Lines Incorporated	7.75	6-17-2021	275,957	323,214
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	40,000
Northwest Airlines Incorporated	7.03	5-1-2021	160,970	184,713
United Airlines Incorporated	4.00	10-11-2027	500,000	511,250
United Airlines Incorporated	4.30	2-15-2027	333,000	341,325
United Airlines Incorporated	10.40	5-1-2018	118,053	131,629
US Airways Group Incorporated	3.95	5-15-2027	150,000	152,625
US Airways Group Incorporated	4.63	12-3-2026	238,977	252,718

				4,183,046

Building Products: 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	219,620
Owens Corning Incorporated	6.50	12-1-2016	102,000	112,875

				332,495

Commercial Services & Supplies: 0.16%
Avery Dennison Corporation	5.38	4-15-2020	350,000	366,737
Black & Decker Corporation	3.40	12-1-2021	400,000	415,330
Cintas Corporation No. 2	2.85	6-1-2016	200,000	206,397
Cintas Corporation No. 2	3.25	6-1-2022	100,000	101,578
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,563
Cintas Corporation No. 2	6.13	12-1-2017	200,000	225,198
Cintas Corporation No. 2	6.15	8-15-2036	50,000	62,956
Cooper US Incorporated	2.38	1-15-2016	200,000	204,629
Cooper US Incorporated	3.88	12-15-2020	200,000	212,615
Cooper US Incorporated	6.10	7-1-2017	100,000	111,723
CRH America Incorporated	6.00	9-30-2016	850,000	932,967
CRH America Incorporated	8.13	7-15-2018	200,000	243,464
Equifax Incorporated	3.30	12-15-2022	231,000	229,619
Equifax Incorporated	7.00	7-1-2037	50,000	64,969
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	519,987
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	263,018
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	17,699
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,044,546
Republic Services Incorporated	3.80	5-15-2018	100,000	106,850
Republic Services Incorporated	4.75	5-15-2023	300,000	336,181
Republic Services Incorporated	5.25	11-15-2021	50,000	57,466
Republic Services Incorporated	5.50	9-15-2019	125,000	143,430
Republic Services Incorporated	5.70	5-15-2041	550,000	662,096
Republic Services Incorporated	6.20	3-1-2040	250,000	315,321
Waste Management Incorporated	4.60	3-1-2021	200,000	223,082
Waste Management Incorporated	4.75	6-30-2020	500,000	557,625
Waste Management Incorporated	6.10	3-15-2018	326,000	374,064
Waste Management Incorporated	6.13	11-30-2039	500,000	644,944
Waste Management Incorporated	7.38	3-11-2019	500,000	609,572
Waste Management Incorporated	7.75	5-15-2032	400,000	580,379

				9,899,005

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Construction & Engineering: 0.01%
URS Corporation	3.85%	4-1-2017	$500,000	$518,653
URS Corporation	5.00	4-1-2022	250,000	257,528

				776,181

Electrical Equipment: 0.09%
Eaton Corporation	0.95	11-2-2015	500,000	501,991
Eaton Corporation	1.50	11-2-2017	500,000	500,087
Eaton Corporation	2.75	11-2-2022	1,000,000	977,521
Eaton Corporation	4.15	11-2-2042	500,000	498,177
Eaton Corporation	5.60	5-15-2018	500,000	567,743
Eaton Corporation	6.95	3-20-2019	200,000	235,408
Emerson Electric Company	4.25	11-15-2020	200,000	216,635
Emerson Electric Company	4.75	10-15-2015	100,000	104,743
Emerson Electric Company	4.88	10-15-2019	200,000	226,274
Emerson Electric Company	5.25	10-15-2018	50,000	56,781
Emerson Electric Company	5.25	11-15-2039	500,000	599,952
Emerson Electric Company	5.38	10-15-2017	200,000	224,248
Emerson Electric Company	6.13	4-15-2039	100,000	131,849
Hubbell Incorporated	3.63	11-15-2022	200,000	204,009
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	392,690
Roper Industries Incorporated	6.25	9-1-2019	200,000	234,132

				5,672,240

Industrial Conglomerates: 0.20%
3M Company	1.00	6-26-2017	250,000	249,591
3M Company	1.38	9-29-2016	500,000	507,902
3M Company	2.00	6-26-2022	725,000	701,266
3M Company	5.70	3-15-2037	325,000	417,035
Danaher Corporation	2.30	6-23-2016	100,000	102,897
Danaher Corporation	3.90	6-23-2021	100,000	108,899
Danaher Corporation	5.40	3-1-2019	450,000	511,819
GATX Corporation	2.50	3-15-2019	167,000	167,127
GATX Corporation	3.50	7-15-2016	245,000	255,785
GATX Corporation	4.85	6-1-2021	100,000	110,546
General Electric Company	0.85	10-9-2015	700,000	703,250
General Electric Company	2.70	10-9-2022	3,000,000	2,962,680
General Electric Company	4.13	10-9-2042	750,000	769,317
General Electric Company	4.50	3-11-2044	3,000,000	3,268,452
General Electric Company	5.25	12-6-2017	1,600,000	1,793,480

				12,630,046

Machinery: 0.22%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,009,673
Caterpillar Incorporated	2.60	6-26-2022	200,000	196,750
Caterpillar Incorporated	3.80	8-15-2042	650,000	626,242
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,083,102
Caterpillar Incorporated	4.30	5-15-2044	500,000	521,978
Caterpillar Incorporated	5.20	5-27-2041	555,000	649,358
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,150,557

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Crane Company	2.75%	12-15-2018	$150,000	$153,546
Cummins Incorporated	3.65	10-1-2023	167,000	175,853
Cummins Incorporated	4.88	10-1-2043	86,000	97,441
Deere & Company	2.60	6-8-2022	500,000	492,951
Deere & Company	3.90	6-9-2042	500,000	494,797
Deere & Company	4.38	10-16-2019	400,000	443,445
Deere & Company	5.38	10-16-2029	300,000	360,361
Dover Corporation	4.30	3-1-2021	500,000	553,524
Dover Corporation	5.38	10-15-2035	200,000	238,252
Dover Corporation	5.45	3-15-2018	100,000	112,712
Dover Corporation	6.60	3-15-2038	60,000	82,936
Flowserve Corporation	4.00	11-15-2023	107,000	110,390
IDEX Corporation	4.50	12-15-2020	100,000	105,247
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	299,129
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	499,075
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	126,300
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	297,849
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	328,090
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	183,505
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,066,513
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	296,207
Joy Global Incorporated	6.00	11-15-2016	500,000	549,867
Kennametal Incorporated	2.65	11-1-2019	150,000	150,812
Kennametal Incorporated	3.88	2-15-2022	98,000	99,244
Parker Hannifin Corporation	3.50	9-15-2022	100,000	103,813
Parker Hannifin Corporation	5.50	5-15-2018	135,000	152,407
Parker Hannifin Corporation	6.25	5-15-2038	60,000	79,267
Snap-on Incorporated	6.13	9-1-2021	150,000	176,543
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	347,278
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	108,400
Wabtec Corporation	4.38	8-15-2023	100,000	105,721

				13,629,135

Professional Services: 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	117,662
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	258,725
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	259,195

				635,582

Road & Rail: 0.32%
BNSF Railway Company	5.75	5-1-2040	550,000	668,604
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	296,144
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	1,009,595
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	302,905
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	211,905
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	518,970
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,015,581
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	307,688
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	310,828

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	4.70%	10-1-2019	$125,000	$140,225
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	545,014
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	220,052
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	336,240
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	401,743
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	831,620
Con-Way Incorporated	7.25	1-15-2018	350,000	405,720
CSX Corporation	3.40	8-1-2024	397,000	404,109
CSX Corporation	3.70	10-30-2020	250,000	264,620
CSX Corporation	4.10	3-15-2044	400,000	391,151
CSX Corporation	4.25	6-1-2021	200,000	219,073
CSX Corporation	4.50	8-1-2054	500,000	504,891
CSX Corporation	4.75	5-30-2042	230,000	247,589
CSX Corporation	5.60	5-1-2017	100,000	110,826
CSX Corporation	6.00	10-1-2036	300,000	371,149
CSX Corporation	6.15	5-1-2037	320,000	405,046
CSX Corporation	6.22	4-30-2040	200,000	256,538
CSX Corporation	7.38	2-1-2019	500,000	607,583
Kansas City Southern Railway Company	4.30	5-15-2043	200,000	198,587
Norfolk Southern Corporation	2.90	2-15-2023	886,000	868,393
Norfolk Southern Corporation	3.00	4-1-2022	500,000	502,524
Norfolk Southern Corporation	3.85	1-15-2024	200,000	210,156
Norfolk Southern Corporation	3.95	10-1-2042	120,000	116,003
Norfolk Southern Corporation	4.84	10-1-2041	685,000	749,073
Norfolk Southern Corporation	5.59	5-17-2025	53,000	62,903
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,249,775
Norfolk Southern Corporation	5.90	6-15-2019	65,000	75,480
Ryder System Incorporated	2.45	11-15-2018	350,000	355,449
Ryder System Incorporated	2.50	3-1-2017	200,000	205,938
Ryder System Incorporated	3.50	6-1-2017	200,000	210,740
Ryder System Incorporated	5.85	11-1-2016	250,000	273,605
Union Pacific Corporation	2.25	2-15-2019	200,000	202,772
Union Pacific Corporation	3.25	1-15-2025	250,000	253,391
Union Pacific Corporation	3.75	3-15-2024	200,000	211,857
Union Pacific Corporation	4.00	2-1-2021	500,000	548,092
Union Pacific Corporation	4.15	1-15-2045	250,000	252,045
Union Pacific Corporation	4.16	7-15-2022	437,000	480,007
Union Pacific Corporation	4.30	6-15-2042	250,000	259,614
Union Pacific Corporation	4.82	2-1-2044	947,000	1,059,071
Union Pacific Corporation	4.85	6-15-2044	200,000	224,988

				19,875,872

Trading Companies & Distributors: 0.02%
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,268,750

Information Technology: 1.35%

Communications Equipment: 0.17%
Cisco Systems Incorporated	1.10	3-3-2017	1,500,000	1,504,646
Cisco Systems Incorporated	2.90	3-4-2021	300,000	307,123

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment (continued)
Cisco Systems Incorporated	3.15%	3-14-2017	$1,000,000	$1,053,682
Cisco Systems Incorporated	3.63	3-4-2024	500,000	521,748
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,055,624
Cisco Systems Incorporated	4.95	2-15-2019	800,000	900,545
Cisco Systems Incorporated	5.50	2-22-2016	775,000	831,253
Cisco Systems Incorporated	5.50	1-15-2040	700,000	838,438
Cisco Systems Incorporated	5.90	2-15-2039	800,000	999,919
Harris Corporation	4.40	12-15-2020	300,000	323,721
Harris Corporation	5.95	12-1-2017	400,000	453,599
Juniper Networks Incorporated	3.10	3-15-2016	250,000	256,191
Motorola Incorporated	3.50	3-1-2023	550,000	537,615
Motorola Incorporated	6.00	11-15-2017	700,000	799,777
Motorola Incorporated	7.50	5-15-2025	120,000	154,397

				10,538,278

Electronic Equipment, Instruments & Components: 0.05%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	152,663
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	297,484
Amphenol Corporation	2.55	1-30-2019	200,000	202,266
Amphenol Corporation	4.00	2-1-2022	300,000	312,072
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	326,402
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	113,245
Avnet Incorporated	5.88	6-15-2020	100,000	112,719
Avnet Incorporated	6.63	9-15-2016	300,000	332,004
Corning Incorporated	1.45	11-15-2017	400,000	400,896
Corning Incorporated	3.70	11-15-2023	113,000	117,966
Corning Incorporated	4.25	8-15-2020	250,000	272,032
Corning Incorporated	5.75	8-15-2040	150,000	182,951
Corning Incorporated	6.63	5-15-2019	20,000	23,945
Tech Data Corporation	3.75	9-21-2017	100,000	104,802

				2,951,447

Internet Software & Services: 0.06%
eBay Incorporated	1.35	7-15-2017	400,000	401,186
eBay Incorporated	1.63	10-15-2015	400,000	405,326
eBay Incorporated	2.60	7-15-2022	350,000	340,177
eBay Incorporated	2.88	8-1-2021	500,000	501,008
eBay Incorporated	3.25	10-15-2020	200,000	208,544
eBay Incorporated	3.45	8-1-2024	350,000	351,916
eBay Incorporated	4.00	7-15-2042	250,000	229,067
Google Incorporated	2.13	5-19-2016	500,000	513,411
Google Incorporated	3.38	2-25-2024	125,000	129,540
Google Incorporated	3.63	5-19-2021	500,000	537,080

				3,617,255

IT Services: 0.27%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	104,765
Computer Sciences Corporation	2.50	9-15-2015	111,000	112,788
Computer Sciences Corporation	4.45	9-15-2022	200,000	211,432

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Computer Sciences Corporation	6.50%	3-15-2018	$425,000	$486,153
Fiserv Incorporated	3.50	10-1-2022	400,000	405,954
Fiserv Incorporated	4.75	6-15-2021	500,000	556,773
Fiserv Incorporated	6.80	11-20-2017	100,000	115,062
IBM Corporation	0.45	5-6-2016	400,000	399,100
IBM Corporation	1.25	2-8-2018	500,000	497,953
IBM Corporation	1.63	5-15-2020	500,000	482,245
IBM Corporation	1.88	5-15-2019	500,000	499,252
IBM Corporation	1.88	8-1-2022	400,000	373,556
IBM Corporation	1.95	7-22-2016	725,000	742,264
IBM Corporation	1.95	2-12-2019	500,000	501,838
IBM Corporation	3.38	8-1-2023	1,400,000	1,438,199
IBM Corporation	3.63	2-12-2024	500,000	518,713
IBM Corporation	4.00	6-20-2042	500,000	492,393
IBM Corporation	5.60	11-30-2039	900,000	1,107,432
IBM Corporation	5.70	9-14-2017	1,000,000	1,131,199
IBM Corporation	5.88	11-29-2032	250,000	318,094
IBM Corporation	7.00	10-30-2025	300,000	403,778
IBM Corporation	7.63	10-15-2018	500,000	613,564
Mastercard Incorporated	3.38	4-1-2024	1,000,000	1,023,193
SAIC Incorporated	4.45	12-1-2020	500,000	503,571
SAIC Incorporated	5.95	12-1-2040	100,000	104,102
Total System Services Incorporated	2.38	6-1-2018	205,000	204,572
Total System Services Incorporated	3.75	6-1-2023	150,000	148,582
Western Union Company	2.88	12-10-2017	250,000	258,291
Western Union Company	5.25	4-1-2020	80,000	87,710
Western Union Company	5.93	10-1-2016	425,000	464,644
Western Union Company	6.20	11-17-2036	175,000	183,842
Western Union Company	6.20	6-21-2040	200,000	208,644
Xerox Corporation	2.95	3-15-2017	1,000,000	1,040,327
Xerox Corporation	5.63	12-15-2019	200,000	228,885
Xerox Corporation	6.35	5-15-2018	150,000	172,684
Xerox Corporation	6.40	3-15-2016	500,000	541,304
Xerox Corporation	6.75	2-1-2017	250,000	281,344
Xerox Corporation	6.75	12-15-2039	100,000	124,331

				17,088,533

Semiconductors & Semiconductor Equipment: 0.13%
Altera Corporation	2.50	11-15-2018	250,000	252,955
Analog Devices Incorporated	2.88	6-1-2023	150,000	146,157
Applied Materials Incorporated	2.65	6-15-2016	500,000	515,011
Applied Materials Incorporated	4.30	6-15-2021	300,000	328,130
Applied Materials Incorporated	5.85	6-15-2041	200,000	243,721
Broadcom Corporation	2.50	8-15-2022	250,000	240,821
Intel Corporation	1.35	12-15-2017	1,150,000	1,149,105
Intel Corporation	1.95	10-1-2016	600,000	614,542
Intel Corporation	2.70	12-15-2022	550,000	540,623
Intel Corporation	3.30	10-1-2021	847,000	884,907
Intel Corporation	4.00	12-15-2032	500,000	503,739

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corporation	4.25%	12-15-2042	$250,000	$250,525
Intel Corporation	4.80	10-1-2041	643,000	697,164
KLA Tencor Corporation	6.90	5-1-2018	300,000	350,750
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	196,244
Texas Instruments Incorporated	1.00	5-1-2018	200,000	196,079
Texas Instruments Incorporated	1.65	8-3-2019	250,000	245,194
Texas Instruments Incorporated	2.25	5-1-2023	250,000	237,578
Texas Instruments Incorporated	2.38	5-16-2016	300,000	308,861
Xilinx Incorporated	2.13	3-15-2019	250,000	249,965
Xilinx Incorporated	3.00	3-15-2021	250,000	252,620

				8,404,691

Software: 0.35%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	360,302
Autodesk Incorporated	1.95	12-15-2017	250,000	252,040
Autodesk Incorporated	3.60	12-15-2022	250,000	250,638
CA Incorporated	5.38	12-1-2019	500,000	559,153
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	113,907
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	130,774
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	317,652
Intuit Incorporated	5.75	3-15-2017	200,000	221,850
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,013,730
Microsoft Corporation	1.63	12-6-2018	400,000	400,190
Microsoft Corporation	2.38	5-1-2023	1,000,000	970,279
Microsoft Corporation	3.00	10-1-2020	400,000	418,489
Microsoft Corporation	3.50	11-15-2042	500,000	457,792
Microsoft Corporation	3.63	12-15-2023	500,000	529,715
Microsoft Corporation	3.75	5-1-2043	47,000	44,606
Microsoft Corporation	4.00	2-8-2021	500,000	551,045
Microsoft Corporation	4.20	6-1-2019	375,000	414,762
Microsoft Corporation	4.50	10-1-2040	500,000	535,857
Microsoft Corporation	4.88	12-15-2043	200,000	226,703
Microsoft Corporation	5.20	6-1-2039	110,000	128,658
Microsoft Corporation	5.30	2-8-2041	500,000	594,280
Oracle Corporation	1.20	10-15-2017	1,350,000	1,344,898
Oracle Corporation	2.38	1-15-2019	600,000	610,908
Oracle Corporation	2.50	10-15-2022	800,000	778,522
Oracle Corporation	2.80	7-8-2021	1,500,000	1,510,496
Oracle Corporation	3.40	7-8-2024	1,000,000	1,018,640
Oracle Corporation	3.63	7-15-2023	400,000	418,430
Oracle Corporation	3.88	7-15-2020	350,000	377,016
Oracle Corporation	4.30	7-8-2034	1,000,000	1,045,347
Oracle Corporation	4.50	7-8-2044	500,000	529,348
Oracle Corporation	5.00	7-8-2019	600,000	679,638
Oracle Corporation	5.25	1-15-2016	850,000	904,862
Oracle Corporation	5.38	7-15-2040	1,350,000	1,593,512
Oracle Corporation	5.75	4-15-2018	1,000,000	1,144,258
Oracle Corporation	6.13	7-8-2039	200,000	256,753
Oracle Corporation	6.50	4-15-2038	250,000	330,972
Symantec Corporation	3.95	6-15-2022	200,000	204,406
Symantec Corporation	4.20	9-15-2020	300,000	310,446

				21,550,874

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals: 0.32%
Apple Incorporated	0.45%	5-3-2016	$500,000	$499,170
Apple Incorporated	1.00	5-3-2018	1,500,000	1,470,549
Apple Incorporated	2.40	5-3-2023	4,150,000	3,981,747
Apple Incorporated	3.45	5-6-2024	2,000,000	2,056,690
Apple Incorporated	3.85	5-4-2043	1,650,000	1,580,253
EMC Corporation	1.88	6-1-2018	950,000	953,475
EMC Corporation	2.65	6-1-2020	500,000	505,497
EMC Corporation	3.38	6-1-2023	850,000	861,416
Hewlett-Packard Company	2.13	9-13-2015	500,000	507,712
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,032,945
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,030,425
Hewlett-Packard Company	2.75	1-14-2019	500,000	511,825
Hewlett-Packard Company	3.00	9-15-2016	500,000	519,072
Hewlett-Packard Company	3.75	12-1-2020	250,000	262,362
Hewlett-Packard Company	4.05	9-15-2022	250,000	264,160
Hewlett-Packard Company	4.30	6-1-2021	500,000	538,341
Hewlett-Packard Company	4.38	9-15-2021	500,000	541,203
Hewlett-Packard Company	4.65	12-9-2021	500,000	551,302
Hewlett-Packard Company	5.40	3-1-2017	500,000	550,461
Hewlett-Packard Company	5.50	3-1-2018	500,000	564,003
Hewlett-Packard Company	6.00	9-15-2041	475,000	563,478
Lexmark International Incorporated	6.65	6-1-2018	250,000	282,333
NetApp Incorporated	2.00	12-15-2017	250,000	252,597
NetApp Incorporated	3.25	12-15-2022	250,000	246,185

				20,127,201

Materials: 0.76%

Chemicals: 0.43%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	131,927
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	56,254
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	253,498
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	354,243
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	165,907
Airgas Incorporated	2.90	11-15-2022	500,000	488,437
Albemarle Corporation	4.50	12-15-2020	300,000	324,592
Cabot Corporation	5.00	10-1-2016	100,000	107,476
CF Industries Incorporated	3.45	6-1-2023	437,000	436,229
CF Industries Incorporated	4.95	6-1-2043	425,000	438,435
CF Industries Incorporated	5.15	3-15-2034	500,000	545,563
CF Industries Incorporated	5.38	3-15-2044	500,000	548,754
CF Industries Incorporated	6.88	5-1-2018	500,000	584,724
Dow Chemical Company	2.50	2-15-2016	125,000	128,188
Dow Chemical Company	3.00	11-15-2022	500,000	493,249
Dow Chemical Company	4.13	11-15-2021	500,000	535,585
Dow Chemical Company	4.25	11-15-2020	575,000	626,787
Dow Chemical Company	4.38	11-15-2042	500,000	493,043
Dow Chemical Company	5.25	11-15-2041	250,000	278,736
Dow Chemical Company	5.70	5-15-2018	197,000	223,635
Dow Chemical Company	7.38	11-1-2029	600,000	815,798

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Dow Chemical Company	8.55%	5-15-2019	$1,655,000	$2,108,444
Dow Chemical Company	9.40	5-15-2039	385,000	639,413
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	516,383
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	493,205
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	534,625
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	300,401
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	443,428
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	223,192
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	331,647
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	274,339
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	30,476
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	725,505
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	323,787
Eastman Chemical Company	2.40	6-1-2017	400,000	409,694
Eastman Chemical Company	3.60	8-15-2022	400,000	411,036
Eastman Chemical Company	4.50	1-15-2021	500,000	540,338
Eastman Chemical Company	4.80	9-1-2042	200,000	207,099
Ecolab Incorporated	3.00	12-8-2016	500,000	521,836
Ecolab Incorporated	4.35	12-8-2021	500,000	548,411
Ecolab Incorporated	5.50	12-8-2041	300,000	352,341
FMC Corporation	3.95	2-1-2022	125,000	131,096
FMC Corporation	4.10	2-1-2024	250,000	263,311
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	98,265
Lubrizol Corporation	8.88	2-1-2019	250,000	318,850
Monsanto Company	2.75	4-15-2016	200,000	206,616
Monsanto Company	3.38	7-15-2024	1,000,000	1,019,098
Monsanto Company	3.60	7-15-2042	150,000	137,021
Monsanto Company	4.40	7-15-2044	600,000	620,939
Monsanto Company	5.13	4-15-2018	500,000	558,963
Monsanto Company	5.50	8-15-2025	100,000	119,536
Mosaic Company	3.75	11-15-2021	115,000	120,595
Mosaic Company	4.25	11-15-2023	425,000	454,242
Mosaic Company	5.45	11-15-2033	304,000	346,768
Mosaic Company	5.63	11-15-2043	250,000	288,920
NewMarket Corporation	4.10	12-15-2022	50,000	50,583
PPG Industries Incorporated	1.90	1-15-2016	50,000	50,748
PPG Industries Incorporated	3.60	11-15-2020	100,000	104,988
PPG Industries Incorporated	5.50	11-15-2040	150,000	180,383
PPG Industries Incorporated	6.65	3-15-2018	300,000	348,511
PPG Industries Incorporated	7.70	3-15-2038	250,000	364,668
Praxair Incorporated	1.05	11-7-2017	438,000	435,104
Praxair Incorporated	1.25	11-7-2018	100,000	97,784
Praxair Incorporated	2.20	8-15-2022	500,000	476,924
Praxair Incorporated	2.45	2-15-2022	200,000	196,209
Praxair Incorporated	2.70	2-21-2023	150,000	147,839
Praxair Incorporated	3.55	11-7-2042	150,000	139,968
Praxair Incorporated	4.05	3-15-2021	200,000	218,213
Praxair Incorporated	5.20	3-15-2017	50,000	55,098
Praxair Incorporated	5.38	11-1-2016	75,000	81,661
RPM International Incorporated	6.13	10-15-2019	200,000	229,446
RPM International Incorporated	6.50	2-15-2018	250,000	284,886

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Sherwin-Williams Company	1.35%	12-15-2017	$250,000	$249,486
Sherwin-Williams Company	4.00	12-15-2042	132,000	128,392
Valspar Corporation	4.20	1-15-2022	100,000	106,593
Valspar Corporation	7.25	6-15-2019	100,000	121,156
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,322

				26,748,842

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	142,484

Containers & Packaging: 0.01%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,886
Packaging Corporation of America	3.90	6-15-2022	200,000	207,497
Packaging Corporation of America	4.50	11-1-2023	50,000	53,945
Sonoco Products Company	4.38	11-1-2021	100,000	106,383

				379,711

Metals & Mining: 0.21%
Allegheny Technologies Incorporated	5.88	8-15-2023	250,000	275,788
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	55,226
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	184,324
Barrick North America Finance LLC	6.80	9-15-2018	250,000	293,349
Carpenter Technology Corporation	4.45	3-1-2023	80,000	82,890
Cliffs Natural Resources «	4.80	10-1-2020	255,000	242,172
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,534,085
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	2,011,104
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	761,282
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	919,213
Newmont Mining Corporation	3.50	3-15-2022	600,000	589,727
Newmont Mining Corporation	4.88	3-15-2042	500,000	463,815
Newmont Mining Corporation	5.13	10-1-2019	475,000	526,822
Newmont Mining Corporation	6.25	10-1-2039	475,000	511,481
Nucor Corporation	4.00	8-1-2023	189,000	197,834
Nucor Corporation	5.20	8-1-2043	200,000	218,849
Nucor Corporation	5.75	12-1-2017	500,000	565,391
Nucor Corporation	5.85	6-1-2018	150,000	171,150
Nucor Corporation	6.40	12-1-2037	200,000	250,653
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	156,011
Southern Copper Corporation	5.25	11-8-2042	500,000	485,405
Southern Copper Corporation	5.38	4-16-2020	90,000	100,429
Southern Copper Corporation	6.75	4-16-2040	440,000	509,300
Southern Copper Corporation	7.50	7-27-2035	600,000	732,204

				12,838,504

Paper & Forest Products: 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	516,354
Georgia-Pacific LLC	7.25	6-1-2028	325,000	431,593
Georgia-Pacific LLC	8.00	1-15-2024	200,000	272,606
Georgia-Pacific LLC	8.88	5-15-2031	500,000	764,547

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products (continued)
International Paper Company	3.65%	6-15-2024	$1,000,000	$999,703
International Paper Company	4.75	2-15-2022	75,000	82,914
International Paper Company	4.80	6-15-2044	250,000	259,342
International Paper Company	6.00	11-15-2041	535,000	643,650
International Paper Company	7.30	11-15-2039	250,000	344,130
International Paper Company	7.50	8-15-2021	450,000	573,778
International Paper Company	7.95	6-15-2018	1,000,000	1,215,080
MeadWestvaco Corporation	7.95	2-15-2031	50,000	65,634
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	267,136
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	550,288

				6,986,755

Telecommunication Services: 1.01%

Diversified Telecommunication Services: 1.00%
AT&T Corporation	1.40	12-1-2017	1,000,000	999,231
AT&T Incorporated	0.80	12-1-2015	500,000	501,635
AT&T Incorporated	0.90	2-12-2016	250,000	250,803
AT&T Incorporated	1.60	2-15-2017	500,000	505,000
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,012,514
AT&T Incorporated	2.40	8-15-2016	620,000	638,211
AT&T Incorporated «	2.63	12-1-2022	1,000,000	969,346
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,192,179
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,506,657
AT&T Incorporated	3.88	8-15-2021	45,000	48,023
AT&T Incorporated	3.90	3-11-2024	500,000	523,998
AT&T Incorporated	4.30	12-15-2042	500,000	487,041
AT&T Incorporated	4.35	6-15-2045	1,500,000	1,462,167
AT&T Incorporated	4.45	5-15-2021	650,000	720,373
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,654,908
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,128,023
AT&T Incorporated	5.55	8-15-2041	60,000	68,733
AT&T Incorporated	5.60	5-15-2018	500,000	568,359
AT&T Incorporated	5.80	2-15-2019	800,000	928,612
AT&T Incorporated	6.15	9-15-2034	500,000	612,269
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,874,697
AT&T Incorporated	6.50	9-1-2037	970,000	1,233,579
AT&T Incorporated	6.55	2-15-2039	800,000	1,020,346
AT&T Incorporated	8.00	11-15-2031	536,000	803,653
Embarq Corporation	7.08	6-1-2016	1,000,000	1,100,042
Embarq Corporation	8.00	6-1-2036	1,500,000	1,687,335
Qwest Corporation	6.88	9-15-2033	300,000	302,733
Verizon Communications Incorporated	0.70	11-2-2015	500,000	500,662
Verizon Communications Incorporated	2.00	11-1-2016	500,000	509,728
Verizon Communications Incorporated	2.45	11-1-2022	600,000	571,518
Verizon Communications Incorporated	2.50	9-15-2016	652,000	672,205
Verizon Communications Incorporated	2.55	6-17-2019	1,000,000	1,016,109
Verizon Communications Incorporated 144A	2.63	2-21-2020	1,000,000	1,002,960
Verizon Communications Incorporated	3.00	4-1-2016	500,000	517,058

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	3.45%	3-15-2021	$1,000,000	$1,037,213
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,037,977
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,666,533
Verizon Communications Incorporated	3.85	11-1-2042	400,000	362,451
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,130,638
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,107,196
Verizon Communications Incorporated	4.75	11-1-2041	500,000	514,141
Verizon Communications Incorporated 144A	4.86	8-21-2046	2,830,000	2,969,496
Verizon Communications Incorporated	4.90	9-15-2015	325,000	339,586
Verizon Communications Incorporated	5.15	9-15-2023	4,500,000	5,095,517
Verizon Communications Incorporated	6.00	4-1-2041	500,000	600,461
Verizon Communications Incorporated	6.25	4-1-2037	250,000	309,085
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,175,694
Verizon Communications Incorporated	6.40	9-15-2033	2,864,000	3,617,773
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,251,241
Verizon Communications Incorporated	6.55	9-15-2043	6,500,000	8,379,547
Verizon Communications Incorporated	6.90	4-15-2038	500,000	661,332
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	712,565

				62,559,153

Wireless Telecommunication Services: 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	102,121
CC Holdings GS V LLC	3.85	4-15-2023	500,000	507,539

				609,660

Utilities: 1.87%

Electric Utilities: 1.43%
Alabama Power Company	0.55	10-15-2015	31,000	31,031
Alabama Power Company	3.55	12-1-2023	250,000	262,298
Alabama Power Company	3.85	12-1-2042	200,000	197,104
Alabama Power Company	4.15	8-15-2044	150,000	152,803
Alabama Power Company	5.50	3-15-2041	65,000	81,317
Alabama Power Company	6.00	3-1-2039	500,000	656,154
Alabama Power Company	6.13	5-15-2038	105,000	138,659
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	197,486
Appalachian Power Company	5.80	10-1-2035	315,000	384,921
Appalachian Power Company	6.38	4-1-2036	300,000	392,225
Appalachian Power Company	7.00	4-1-2038	600,000	829,438
Appalachian Power Company	7.95	1-15-2020	250,000	317,327
Arizona Public Service Company	4.50	4-1-2042	100,000	106,910
Arizona Public Service Company	4.70	1-15-2044	250,000	276,385
Arizona Public Service Company	8.75	3-1-2019	500,000	640,987
Atlantic City Electric Company	7.75	11-15-2018	65,000	79,025
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	529,922
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	384,583
Carolina Power & Light Company	2.80	5-15-2022	250,000	251,671
Carolina Power & Light Company	5.25	12-15-2015	180,000	190,695
Carolina Power & Light Company	5.30	1-15-2019	500,000	569,651
CenterPoint Energy Houston	2.25	8-1-2022	300,000	289,964

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
CenterPoint Energy Houston	3.55%	8-1-2042	$250,000	$234,581
CenterPoint Energy Houston	4.50	4-1-2044	250,000	271,015
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	354,274
Cleco Power LLC	6.00	12-1-2040	300,000	362,460
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	591,915
Columbus Southern Power Company	6.05	5-1-2018	200,000	229,550
Commonwealth Edison Company	2.15	1-15-2019	500,000	504,465
Commonwealth Edison Company	3.80	10-1-2042	100,000	96,694
Commonwealth Edison Company	4.70	1-15-2044	250,000	281,379
Commonwealth Edison Company	5.80	3-15-2018	500,000	568,975
Commonwealth Edison Company	5.90	3-15-2036	250,000	321,450
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	81,729
Connecticut Light & Power Company	5.65	5-1-2018	100,000	113,863
Connecticut Light & Power Company	6.35	6-1-2036	200,000	270,831
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	524,354
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	598,897
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	240,999
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	109,209
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	54,823
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	310,289
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	325,872
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	114,380
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	409,771
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	722,177
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	250,735
Consumers Energy Company	5.65	9-15-2018	150,000	171,956
Consumers Energy Company	6.70	9-15-2019	500,000	605,569
Dayton Power & Light Company	1.88	9-15-2016	75,000	76,277
Delmarva Power & Light Company	4.00	6-1-2042	300,000	300,393
Detroit Edison Company	2.65	6-15-2022	200,000	198,841
Detroit Edison Company	3.45	10-1-2020	500,000	525,186
DTE Electric Company	3.65	3-15-2024	150,000	156,725
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	765,205
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	250,199
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	518,766
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	317,333
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	120,465
Duke Energy Corporation	3.05	8-15-2022	100,000	100,469
Duke Energy Corporation	3.95	10-15-2023	200,000	212,372
Duke Energy Corporation	6.45	10-15-2032	375,000	494,587
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	99,397
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	535,766
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	172,354
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	1,024,910
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	88,925
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	286,309
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	257,310
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	154,040
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	265,181
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	260,956

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Entergy Corporation	3.63%	9-15-2015	$200,000	$205,524
Entergy Corporation	4.70	1-15-2017	250,000	268,755
Entergy Corporation	5.13	9-15-2020	250,000	278,161
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	143,656
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	114,142
Entergy Louisiana LLC	4.05	9-1-2023	400,000	430,176
Entergy Louisiana LLC	5.40	11-1-2024	250,000	296,821
Entergy Texas Incorporated	7.13	2-1-2019	200,000	240,945
Exelon Corporation	5.63	6-15-2035	365,000	422,067
Exelon Generation Company LLC	4.25	6-15-2022	225,000	234,945
Exelon Generation Company LLC	5.20	10-1-2019	500,000	559,576
Exelon Generation Company LLC	5.60	6-15-2042	605,000	668,674
Exelon Generation Company LLC	6.25	10-1-2039	500,000	595,847
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	182,566
Florida Power & Light Company	3.25	6-1-2024	500,000	511,616
Florida Power & Light Company	4.05	6-1-2042	250,000	252,833
Florida Power & Light Company	4.13	2-1-2042	300,000	309,148
Florida Power & Light Company	5.25	2-1-2041	200,000	243,063
Florida Power & Light Company	5.63	4-1-2034	250,000	309,755
Florida Power & Light Company	5.65	2-1-2037	380,000	481,771
Florida Power & Light Company	5.69	3-1-2040	585,000	742,640
Florida Power & Light Company	5.85	5-1-2037	100,000	128,708
Florida Power & Light Company	5.95	2-1-2038	320,000	416,860
Florida Power & Light Company	5.96	4-1-2039	250,000	331,644
Florida Power & Light Company	6.20	6-1-2036	500,000	672,396
Florida Power Corporation	5.65	6-15-2018	300,000	343,878
Florida Power Corporation	5.65	4-1-2040	125,000	157,713
Florida Power Corporation	5.80	9-15-2017	200,000	226,512
Florida Power Corporation	6.40	6-15-2038	500,000	682,977
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	869,992
Georgia Power Company	4.25	12-1-2019	375,000	415,336
Georgia Power Company	4.30	3-15-2042	1,000,000	1,029,152
Georgia Power Company	4.30	3-15-2043	350,000	360,400
Georgia Power Company	5.40	6-1-2018	200,000	226,142
Georgia Power Company	5.40	6-1-2040	250,000	297,269
Georgia Power Company	5.95	2-1-2039	250,000	315,412
Georgia Power Company Series B	5.70	6-1-2017	100,000	111,891
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,467
Iberdrola International BV	6.75	7-15-2036	500,000	633,851
Indiana Michigan Power Company	3.20	3-15-2023	100,000	101,095
Indiana Michigan Power Company	7.00	3-15-2019	500,000	602,630
Interstate Power & Light Company	4.70	10-15-2043	300,000	340,680
Interstate Power & Light Company	6.25	7-15-2039	30,000	39,984
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	107,285
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	300,268
Kansas City Power & Light Company	3.15	3-15-2023	200,000	201,822
Kansas City Power & Light Company	6.38	3-1-2018	250,000	290,907
Kansas City Power & Light Company	7.15	4-1-2019	200,000	243,881
Kentucky Utilities Company	3.25	11-1-2020	500,000	522,866
Kentucky Utilities Company	5.13	11-1-2040	500,000	592,499

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
LG&E & KU Energy LLC	2.13%	11-15-2015	$100,000	$101,305
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	105,232
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	510,731
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	335,896
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	281,417
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	96,181
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	372,677
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	893,222
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	660,208
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	205,961
Nevada Power Company	5.45	5-15-2041	120,000	148,339
Nevada Power Company	6.75	7-1-2037	200,000	279,856
Nevada Power Company	7.13	3-15-2019	300,000	364,833
Nevada Power Company Series O	6.50	5-15-2018	550,000	641,308
NiSource Finance Corporation	4.80	2-15-2044	350,000	358,010
NiSource Finance Corporation	5.25	9-15-2017	180,000	199,562
NiSource Finance Corporation	5.45	9-15-2020	415,000	472,384
NiSource Finance Corporation	5.65	2-1-2045	200,000	231,342
NiSource Finance Corporation	6.13	3-1-2022	100,000	118,666
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,152,094
NiSource Finance Corporation	6.80	1-15-2019	90,000	106,708
Northeast Utilities	1.45	5-1-2018	350,000	346,621
Northeast Utilities	2.80	5-1-2023	175,000	170,738
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	239,652
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	146,980
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	228,363
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	559,687
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	48,717
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	404,460
NSTAR Electric Company	2.38	10-15-2022	200,000	192,695
NSTAR Electric Company	4.40	3-1-2044	250,000	267,141
NSTAR Electric Company	5.50	3-15-2040	100,000	126,002
Oglethorpe Power Corporation	4.55	6-1-2044	1,000,000	1,031,135
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	349,197
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	189,294
Ohio Edison Company	6.88	7-15-2036	250,000	332,684
Ohio Edison Company	8.25	10-15-2038	200,000	314,942
Ohio Power Company	5.38	10-1-2021	65,000	76,389
Ohio Power Company	6.00	6-1-2016	250,000	272,168
Ohio Power Company	6.60	2-15-2033	194,000	255,883
Ohio Power Company	6.60	3-1-2033	150,000	197,697
Oklahoma Gas & Electric Company	4.55	3-15-2044	500,000	538,153
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	120,108
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	129,268
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	543,378
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	220,786
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	301,899
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	590,302
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	246,685
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	298,168

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
PacifiCorp	3.60%	4-1-2024	$250,000	$260,428
PacifiCorp	4.10	2-1-2042	100,000	102,794
PacifiCorp	5.65	7-15-2018	600,000	686,969
PacifiCorp	5.75	4-1-2037	250,000	318,330
PacifiCorp	6.00	1-15-2039	500,000	653,577
PacifiCorp	6.25	10-15-2037	720,000	959,517
PECO Energy Company	2.38	9-15-2022	1,000,000	974,346
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	356,609
Portland General Electric Company	6.10	4-15-2019	250,000	294,398
Potomac Electric Power	3.60	3-15-2024	250,000	259,970
Potomac Electric Power	6.50	11-15-2037	200,000	271,324
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	100,059
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	504,780
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	260,426
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	215,343
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	131,036
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	277,233
PPL Electric Utilities	4.75	7-15-2043	150,000	169,337
PPL Electric Utilities	5.20	7-15-2041	200,000	242,465
PPL Electric Utilities	6.25	5-15-2039	45,000	60,317
Progress Energy Incorporated	3.15	4-1-2022	500,000	507,653
Progress Energy Incorporated	4.10	5-15-2042	250,000	254,284
Progress Energy Incorporated	4.40	1-15-2021	750,000	830,404
Progress Energy Incorporated	4.55	4-1-2020	75,000	83,477
Progress Energy Incorporated	6.00	12-1-2039	300,000	382,316
Progress Energy Incorporated	6.30	4-1-2038	50,000	67,213
Progress Energy Incorporated	7.00	10-30-2031	500,000	673,236
Progress Energy Incorporated	7.75	3-1-2031	300,000	429,325
PSEG Power LLC	2.45	11-15-2018	300,000	304,517
PSEG Power LLC	4.15	9-15-2021	250,000	267,561
PSEG Power LLC	4.30	11-15-2023	300,000	316,596
PSEG Power LLC	5.13	4-15-2020	280,000	312,752
PSEG Power LLC	8.63	4-15-2031	75,000	109,659
Public Service Company of Colorado	2.25	9-15-2022	100,000	96,328
Public Service Company of Colorado	2.50	3-15-2023	250,000	242,805
Public Service Company of Colorado	3.20	11-15-2020	300,000	309,891
Public Service Company of Colorado	3.60	9-15-2042	200,000	190,971
Public Service Company of Colorado	3.95	3-15-2043	125,000	126,460
Public Service Company of Colorado	4.30	3-15-2044	250,000	264,411
Public Service Company of Colorado	5.13	6-1-2019	50,000	57,072
Public Service Company of Colorado	6.25	9-1-2037	500,000	674,825
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	313,569
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	110,542
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,992
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	199,781
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	192,079
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	238,104
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	195,177
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	100,797
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,128,917

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Electric & Gas Company	5.80%	5-1-2037	$100,000	$127,668
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	501,620
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	63,598
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	440,627
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	625,031
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	622,416
Southern California Edison Company	1.13	5-1-2017	1,000,000	999,497
Southern California Edison Company	3.88	6-1-2021	270,000	294,594
Southern California Edison Company	3.90	3-15-2043	150,000	148,421
Southern California Edison Company	4.05	3-15-2042	500,000	504,825
Southern California Edison Company	5.50	8-15-2018	500,000	569,968
Southern California Edison Company	5.50	3-15-2040	700,000	868,918
Southern California Edison Company	6.00	1-15-2034	100,000	129,445
Southern California Edison Company	6.05	3-15-2039	350,000	458,728
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	106,002
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	217,969
Southern Company	2.15	9-1-2019	500,000	499,450
Southern Company	2.38	9-15-2015	200,000	203,790
Southern Company	2.45	9-1-2018	180,000	184,045
Southwestern Electric Power Company	6.20	3-15-2040	50,000	65,454
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	110,023
Southwestern Public Service Company	6.00	10-1-2036	100,000	125,868
System Energy Resources	4.10	4-1-2023	150,000	156,921
Tampa Electric Company	2.60	9-15-2022	200,000	195,404
Tampa Electric Company	6.10	5-15-2018	100,000	115,099
Tampa Electric Company	6.15	5-15-2037	75,000	97,368
Toleda Edison Company	6.15	5-15-2037	50,000	62,518
TXU Electric Delivery Company	7.25	1-15-2033	75,000	108,787
Union Electric Company	3.90	9-15-2042	250,000	245,317
Union Electric Company	6.40	6-15-2017	500,000	564,103
Union Electric Company	8.45	3-15-2039	80,000	134,857
Virginia Electric & Power Company	3.45	2-15-2024	150,000	154,728
Virginia Electric & Power Company	4.00	1-15-2043	325,000	325,984
Virginia Electric & Power Company	4.45	2-15-2044	150,000	161,157
Virginia Electric & Power Company	5.00	6-30-2019	200,000	226,029
Virginia Electric & Power Company	8.88	11-15-2038	300,000	511,611
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	638,501
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	779,871
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,058,540
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	129,127
Westar Energy Incorporated	4.10	4-1-2043	300,000	306,875
Westar Energy Incorporated	8.63	12-1-2018	250,000	317,802
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,090
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	384,392
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	124,798
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	191,070
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	56,623
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	342,081
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	456,548

				89,341,186

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.10%
Atmos Energy Corporation	4.15%	1-15-2043	$161,000	$165,848
Atmos Energy Corporation	5.50	6-15-2041	60,000	74,419
Atmos Energy Corporation	6.35	6-15-2017	50,000	56,930
Atmos Energy Corporation	8.50	3-15-2019	250,000	317,385
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	277,216
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	72,187
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	139,483
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	114,442
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	171,254
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	66,982
KeySpan Corporation	5.80	4-1-2035	125,000	149,488
Laclede Group Incorporated	4.70	8-15-2044	250,000	256,298
National Fuel Gas Company	3.75	3-1-2023	312,000	312,019
ONE Gas Incorporated 144A	2.07	2-1-2019	100,000	100,406
ONE Gas Incorporated 144A	3.61	2-1-2024	100,000	104,942
ONE Gas Incorporated 144A	4.66	2-1-2044	50,000	55,821
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	457,315
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	55,439
Questar Corporation	2.75	2-1-2016	200,000	204,980
Sempra Energy	2.88	10-1-2022	200,000	198,743
Sempra Energy	3.55	6-15-2024	1,000,000	1,019,198
Sempra Energy	6.00	10-15-2039	300,000	380,817
Sempra Energy	6.50	6-1-2016	1,090,000	1,194,623
Southern California Gas Company	3.75	9-15-2042	200,000	195,743
Southern California Gas Company	5.13	11-15-2040	100,000	118,971
Southern California Gas Company	5.75	11-15-2035	75,000	95,492

				6,356,441

Independent Power & Renewable Electricity Producers: 0.01%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	112,131
Southern Power Company	5.15	9-15-2041	500,000	567,959
Southern Power Company	5.25	7-15-2043	120,000	136,894

				816,984

Multi-Utilities: 0.31%
Ameren Corporation	5.40	2-1-2016	75,000	79,662
Ameren Illinois Company	4.30	7-1-2044	1,000,000	1,035,620
Ameren Illinois Company	4.80	12-15-2043	100,000	111,100
Ameren Illinois Company	6.13	11-15-2017	100,000	114,707
Avista Corporation	5.13	4-1-2022	55,000	63,417
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	298,302
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	250,265
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	519,394
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	466,174
Black Hills Corporation	4.25	11-30-2023	300,000	323,444
CMS Energy Corporation	3.88	3-1-2024	500,000	526,061
CMS Energy Corporation	4.70	3-31-2043	125,000	132,853
CMS Energy Corporation	5.05	3-15-2022	350,000	397,204
Consumers Energy Company	3.38	8-15-2023	500,000	520,473

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Consumers Energy Company	3.95%	5-15-2043	$200,000	$200,843
Consumers Energy Company	4.35	8-31-2064	150,000	153,035
Dominion Resources Incorporated	1.25	3-15-2017	500,000	500,818
Dominion Resources Incorporated	2.25	9-1-2015	100,000	101,479
Dominion Resources Incorporated «	2.75	9-15-2022	200,000	197,396
Dominion Resources Incorporated	4.05	9-15-2042	250,000	241,778
Dominion Resources Incorporated	4.45	3-15-2021	100,000	110,079
Dominion Resources Incorporated	4.90	8-1-2041	60,000	65,484
Dominion Resources Incorporated	5.95	6-15-2035	225,000	277,004
Dominion Resources Incorporated	6.40	6-15-2018	750,000	870,647
Dominion Resources Incorporated	7.00	6-15-2038	500,000	689,524
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	54,945
DTE Energy Company	3.85	12-1-2023	243,000	255,281
DTE Energy Company	6.35	6-1-2016	350,000	382,850
Integrys Energy Group	4.17	11-1-2020	200,000	210,422
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	148,144
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	109,696
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	242,360
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	654,200
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	185,839
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	547,563
Pacific Gas & Electric Company	5.13	11-15-2043	250,000	287,673
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	822,360
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	612,210
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,379,696
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	130,588
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,240,594
Puget Energy Incorporated	6.00	9-1-2021	250,000	293,832
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	542,031
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	771,296
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	121,714
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	702,027
Scana Corporation	4.75	5-15-2021	250,000	275,035
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	129,844
Xcel Energy Incorporated	0.75	5-9-2016	200,000	200,082
Xcel Energy Incorporated	4.70	5-15-2020	250,000	278,823
Xcel Energy Incorporated	4.80	9-15-2041	250,000	278,787

				19,104,655

Water Utilities: 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	302,768
American Water Capital Corporation	6.09	10-15-2017	750,000	846,077

				1,148,845

Total Corporate Bonds and Notes (Cost $1,215,487,401)				1,304,461,428

Foreign Government Bonds @: 25.60%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	2,200,000	2,264,865
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,442,275
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,300,000	2,318,235

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Australian Government Bond Series 128 (AUD)	5.75%	7-15-2022	1,350,000	$1,486,711
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	330,380
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	1,850,000	1,794,380
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,800,000	1,832,242
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,750,000	1,913,897
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	1,750,000	1,675,453
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,800,000	1,756,172
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,200,000	1,261,225
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,560,308
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	700,000	623,986
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	500,000	461,591
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	800,000	815,959
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,000,000	949,939
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,911,408
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,150,000	2,170,138
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,485,000	2,865,497
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	900,000	1,378,764
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,830,000	3,589,191
Belgium Government Bond Series 46 (EUR) 144A	3.75	9-28-2015	1,075,000	1,468,920
Belgium Government Bond Series 47 (EUR)	3.25	9-28-2016	1,200,000	1,681,499
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,600,000	2,597,879
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,519,204
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,250,000	1,867,780
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,843,931
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	2,050,000	3,215,374
Belgium Government Bond Series 59 (EUR) 144A	2.75	3-28-2016	1,050,000	1,438,558
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,475,000	2,743,075
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,350,000	2,208,776
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	650,000	966,531
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,275,000	1,837,149
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	1,050,000	1,826,377
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,700,000	2,817,630
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	1,000,000	1,718,796
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,300,000	1,881,476
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,100,000	1,503,737
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	450,000	781,982
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,050,000	1,552,517
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,138,426
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	500,000	667,585
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	1,250,000	1,711,913
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	3,556,797
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	1,250,000	1,718,860
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	1,100,000	1,527,631
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,325,074
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	2,250,000	3,312,543
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,100,000	3,160,772
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,700,000	2,520,926
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	3,225,691
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,800,000	2,669,495
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,050,000	1,755,312

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bonos y Obligaciones del Estado (EUR) 144A	5.15%	10-31-2044	650,000	$1,122,296
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,750,000	2,926,623
Bundesobligation Series 158 (EUR)	1.75	10-9-2015	1,600,000	2,142,558
Bundesobligation Series 159 (EUR)	2.00	2-26-2016	1,950,000	2,638,300
Bundesobligation Series 160 (EUR)	2.75	4-8-2016	1,800,000	2,468,891
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,495,199
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,250,000	1,673,151
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,863,407
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,335,889
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	2,350,000	3,138,051
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,720,434
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,100,000	1,499,025
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	2,500,000	3,408,977
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,999,622
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	3,502,859
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,400,408
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,700,000	2,374,662
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	2,000,000	2,775,877
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,250,000	3,214,717
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	2,000,000	2,842,626
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,910,636
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	2,175,000	3,160,458
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,500,000	2,198,784
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,906,947
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,321,927
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	600,000	931,617
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,583,738
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,564,231
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,815,847
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	3,332,429
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,524,499
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	4,427,583
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,613,366
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	4,276,491
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	3,144,203
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,102,549
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,500,000	2,234,103
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,576,764
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,550,000	3,326,904
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	3,887,837
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	3,050,571
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	3,955,767
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,911,642
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	3,313,076
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,300,000	2,585,279
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,677,704
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	2,151,514
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,458,348
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,830,246
Bundesschatzanweisungen (EUR) ¤	0.00	12-11-2015	1,000,000	1,314,108

86	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesschatzanweisungen (EUR)	0.25%	9-11-2015	1,000,000	$1,317,274
Bundesschatzanweisungen (EUR)	0.25	3-11-2016	2,000,000	2,638,385
Canadian Government Bond (CAD)	1.00	11-1-2015	600,000	551,655
Canadian Government Bond (CAD)	1.00	8-1-2016	1,300,000	1,193,231
Canadian Government Bond (CAD)	1.25	2-1-2016	1,500,000	1,383,234
Canadian Government Bond (CAD)	1.25	8-1-2017	2,000,000	1,840,890
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	873,034
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	732,398
Canadian Government Bond (CAD)	1.50	2-1-2017	500,000	463,897
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	928,097
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,317,392
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,380,146
Canadian Government Bond (CAD)	1.75	3-1-2019	1,000,000	932,383
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	1,022,910
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	466,936
Canadian Government Bond (CAD)	2.25	6-1-2025	500,000	466,408
Canadian Government Bond (CAD)	2.50	6-1-2024	1,000,000	960,453
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,424,207
Canadian Government Bond (CAD)	2.75	6-1-2022	1,200,000	1,180,134
Canadian Government Bond (CAD)	2.75	12-1-2048	300,000	287,678
Canadian Government Bond (CAD)	2.75	12-1-2064	200,000	194,859
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	894,955
Canadian Government Bond (CAD)	3.25	6-1-2021	2,750,000	2,786,598
Canadian Government Bond (CAD)	3.50	6-1-2020	500,000	508,696
Canadian Government Bond (CAD)	3.50	12-1-2045	1,500,000	1,657,546
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,626,502
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,255,224
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	495,309
Canadian Government Bond (CAD)	4.00	6-1-2041	1,550,000	1,820,854
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,018,210
Canadian Government Bond (CAD)	5.00	6-1-2037	1,450,000	1,905,337
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,515,709
Canadian Government Bond (CAD)	5.75	6-1-2033	1,250,000	1,722,719
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	268,116
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	899,186
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	307,190
Denmark Government Bond (DKK)	1.50	11-15-2023	7,500,000	1,390,852
Denmark Government Bond (DKK)	1.75	11-15-2025	1,000,000	186,731
Denmark Government Bond (DKK)	2.50	11-15-2016	4,350,000	808,729
Denmark Government Bond (DKK)	3.00	11-15-2021	8,750,000	1,807,511
Denmark Government Bond (DKK)	4.00	11-15-2015	8,375,000	1,547,941
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	991,877
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,185,341
Denmark Government Bond (DKK)	4.50	11-15-2039	12,200,000	3,327,411
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	703,876
France Government Bond (EUR)	0.25	11-25-2015	1,575,000	2,075,638
France Government Bond (EUR)	0.25	11-25-2016	600,000	792,312
France Government Bond (EUR)	0.50	11-25-2019	1,000,000	1,322,719
France Government Bond (EUR)	1.00	5-25-2018	1,800,000	2,439,114
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	2,036,572

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	1.00%	5-25-2019	2,000,000	$2,715,535
France Government Bond (EUR)	1.75	5-25-2023	2,750,000	3,847,552
France Government Bond (EUR)	2.25	10-25-2022	1,950,000	2,838,859
France Government Bond (EUR)	2.25	5-25-2024	3,500,000	5,061,007
France Government Bond (EUR)	2.50	10-25-2020	3,600,000	5,301,129
France Government Bond (EUR)	2.50	5-25-2030	1,000,000	1,434,610
France Government Bond (EUR)	2.75	10-25-2027	4,250,000	6,345,532
France Government Bond (EUR)	3.00	10-25-2015	3,275,000	4,450,355
France Government Bond (EUR)	3.00	4-25-2022	4,250,000	6,502,344
France Government Bond (EUR)	3.25	4-25-2016	4,050,000	5,603,707
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	6,196,588
France Government Bond (EUR)	3.25	5-25-2045	1,000,000	1,604,895
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	5,235,041
France Government Bond (EUR)	3.50	4-25-2026	3,150,000	5,048,061
France Government Bond (EUR)	3.75	4-25-2017	2,900,000	4,185,023
France Government Bond (EUR)	3.75	10-25-2019	2,800,000	4,321,483
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	5,150,283
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,122,124
France Government Bond (EUR)	4.00	10-25-2038	2,250,000	4,008,861
France Government Bond (EUR)	4.00	4-25-2055	1,750,000	3,323,801
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,922,792
France Government Bond (EUR)	4.25	10-25-2017	2,950,000	4,383,882
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,834,069
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,591,861
France Government Bond (EUR)	4.25	10-25-2023	3,250,000	5,469,209
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,748,776
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	4,138,473
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,708,206
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	4,218,098
France Government Bond (EUR)	5.75	10-25-2032	2,300,000	4,818,642
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	3,113,632
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	2,046,924
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,609,005
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,249,670
French Treasury Note (EUR)	1.00	7-25-2017	1,500,000	2,024,987
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,288,487
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	5,090,653
French Treasury Note (EUR)	2.50	7-25-2016	3,150,000	4,333,224
Italy Buoni Poliennali del Tesoro (EUR)	1.50	12-15-2016	2,000,000	2,686,739
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	1,000,000	1,334,579
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	2,550,000	3,458,890
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	3,500,000	4,889,930
Italy Buoni Poliennali del Tesoro (EUR)	2.75	12-1-2015	350,000	473,768
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	1,500,000	2,067,737
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,693,189
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,213,593
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,525,000	2,196,537
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	2,467,652
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,000,000	1,387,531
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,601,432

88	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	3.75%	8-1-2016	1,750,000	$2,445,425
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	3,278,910
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	2,300,000	3,416,799
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,650,000	3,939,359
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,000,000	2,933,761
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	2,000,000	2,846,541
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	3,000,000	4,522,405
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,725,000	3,925,525
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	3,071,892
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	3,401,341
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,350,000	3,570,526
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	4,063,421
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,740,628
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	4,168,917
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	3,530,811
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,990,708
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,200,000	3,423,849
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	4,300,000	6,670,090
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,571,924
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	364,138
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,843,503
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,856,700
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,250,000	3,563,688
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,500,000	2,372,777
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,400,000	2,217,903
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,515,657
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,550,000	4,114,235
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,100,000	3,440,841
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,789,419
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,592,867
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	4,016,741
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,743,432
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	3,294,073
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	3,297,541
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,574,000
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,050,000	5,508,053
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,772,114
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,832,307
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,505,398
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	12-31-2015	1,250,000	1,634,258
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	14,754,736
Japan Government Five Year Bond Series 091 (JPY)	0.40	9-20-2015	515,000,000	4,967,541
Japan Government Five Year Bond Series 093 (JPY)	0.50	12-20-2015	664,000,000	6,418,116
Japan Government Five Year Bond Series 094 (JPY)	0.60	12-20-2015	660,000,000	6,387,667
Japan Government Five Year Bond Series 096 (JPY)	0.50	3-20-2016	500,000,000	4,837,887
Japan Government Five Year Bond Series 097 (JPY)	0.40	6-20-2016	590,000,000	5,704,227
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	9,563,232
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	3,865,543
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	8,676,676
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	6,749,118

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 107 (JPY)	0.20%	12-20-2017	500,000,000	$4,820,655
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,902,398
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,740,712
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	500,000,000	4,816,344
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,391,270
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	191,000,000	2,064,239
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,409,718
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	450,000,000	4,622,256
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	300,000,000	2,996,699
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	6,489,432
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	628,000,000	6,179,002
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	770,000,000	7,621,916
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	3,970,755
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	770,000,000	7,656,980
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	1,745,000,000	17,329,077
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	630,000,000	6,280,103
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	7,004,252
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	800,000,000	8,056,045
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	7,056,043
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	4,423,010
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,773,160
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,752,582
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,060,312
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,066,508
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	3,055,594
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,389,421
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,317,862
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,548,464
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,055,774
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	125,000,000	1,274,827
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,340,137
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,563,047
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	9,898,755
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,078,312
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,250,000,000	12,723,281
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,716,533
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,570,114
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	11,836,297
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	450,000,000	4,549,773
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,010,399
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	12,236,471
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,310,911
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,842,155
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	2,033,109
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	450,000,000	4,544,332
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,322,970
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,061,220
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,012,164
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,977,082
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	8,456,399

90	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 326 (JPY)	0.70%	12-20-2022	600,000,000	$5,918,539
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	5,468,457
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,240,699
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	800,000,000	7,942,187
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	650,000,000	6,326,787
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	9,717,978
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,141,910
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	490,372
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,546,271
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,423,301
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,826,459
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,728,606
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,248,551
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	890,500,000	9,950,106
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	425,000,000	4,887,665
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	225,000,000	2,586,697
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,114,919
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,244,494
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,609,927
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,738,907
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,470,964
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,336,180
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,786,356
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	6,565,334
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	4,858,859
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	5,135,880
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,563,312
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	200,000,000	2,003,658
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	475,000,000	4,633,876
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,622,327
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	395,000,000	4,028,453
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,636,863
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	1,097,821
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	6,697,295
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	4,421,164
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	3,245,550
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	6,040,481
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	1,064,848
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	1,041,321
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,551,427
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,651,473
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,717,307
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	7,378,298
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	493,000,000	5,596,968
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	998,500,000	10,994,412
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,277,201
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	255,000,000	2,841,594
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	380,000,000	4,323,823
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	4,271,749
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,823,014

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 092 (JPY)	2.10%	12-20-2026	230,000,000	$2,572,883
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	4,651,995
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,885,669
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,263,017
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	200,000,000	2,239,221
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,829,646
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,429,335
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,238,026
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,518,925
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,603,295
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,933,232
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,908,482
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,807,050
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,128,606
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,229,572
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	769,724
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,407,387
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,463,417
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,666,735
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,124,402
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,752,549
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,675,250
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,635,864
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,327,867
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,135,462
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,058,409
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	3,076,594
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,192,782
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,108,239
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,155,379
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	250,000,000	2,544,202
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	300,000,000	3,084,598
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	600,000,000	5,940,631
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	6,712,240
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	500,000,000	5,546,389
Japan Government Two Year Bond Series 339 (JPY)	0.10	4-15-2016	200,000,000	1,923,279
Japan Government Two Year Bond Series 340 (JPY)	0.10	5-15-2016	400,000,000	3,846,574
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2016	1,350,000	1,773,620
Netherlands Government Bond (EUR)	0.50	4-15-2017	1,025,000	1,363,445
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,365,173
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,750,000	2,402,891
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,900,000	2,670,861
Netherlands Government Bond (EUR)	2.00	7-15-2024	1,000,000	1,429,725
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,485,834
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	2,295,085
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,722,295
Netherlands Government Bond (EUR)	2.75	1-15-2047	350,000	565,679
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,322,979
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,166,705
Netherlands Government Bond (EUR)	3.75	1-15-2023	1,100,000	1,785,773

92	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Netherlands Government Bond (EUR) 144A	3.75%	1-15-2042	1,650,000	$3,115,159
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	2,046,854
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,642,278
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	2,247,204
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,178,000	2,209,238
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,370,441
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,310,000	2,601,028
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	678,649
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,735,644
Spain Government Bond (EUR)	3.25	4-30-2016	2,300,000	3,171,980
Spain Government Bond (EUR)	3.80	1-31-2017	2,400,000	3,411,059
Spain Government Bond (EUR)	4.00	4-30-2020	2,525,000	3,836,234
Spain Government Bond (EUR)	4.20	1-31-2037	1,900,000	2,899,363
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,700,948
Spain Government Bond (EUR)	4.30	10-31-2019	2,050,000	3,136,398
Spain Government Bond (EUR)	4.60	7-30-2019	1,700,000	2,622,828
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	2,243,564
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,782,645
Spain Government Bond (EUR)	4.80	1-31-2024	1,400,000	2,267,993
Spain Government Bond (EUR)	4.85	10-31-2020	1,700,000	2,702,840
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	2,094,765
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	3,151,943
Spain Government Bond (EUR)	5.50	4-30-2021	2,200,000	3,638,107
Spain Government Bond (EUR)	5.75	7-30-2032	1,450,000	2,642,798
Spain Government Bond (EUR)	5.85	1-31-2022	2,250,000	3,829,113
Spain Government Bond (EUR)	5.90	7-30-2026	2,150,000	3,802,157
Spain Government Bond (EUR)	6.00	1-31-2029	1,250,000	2,260,897
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	6,590,000	1,178,124
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	722,469
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	943,797
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	9,000,000	1,497,475
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	787,661
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	6,200,000	1,044,298
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	152,697
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,166,308
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	2,750,000	436,357
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,651,555
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,900,000	6,413,001
United Kingdom Gilt (GBP)	1.75	1-22-2017	3,300,000	5,574,480
United Kingdom Gilt (GBP)	1.75	7-22-2019	3,250,000	5,404,608
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	6,453,205
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	4,986,627
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,750,000	2,903,840
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,500,000	4,289,746
United Kingdom Gilt (GBP)	3.25	1-22-2044	2,950,000	5,175,521
United Kingdom Gilt (GBP)	3.50	7-22-2068	800,000	1,533,315
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	5,379,842
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	4,135,498
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	6,298,564
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,300,000	4,531,690

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	4.00%	9-7-2016	3,400,000	$5,999,665
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,100,000	5,854,003
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	5,924,692
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,830,603
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,250,000	6,520,881
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,963,907
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,773,516
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,747,487
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,850,000	3,914,037
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,900,000	4,077,609
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,525,000	5,543,342
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,400,000	6,360,801
United Kingdom Gilt (GBP)	4.50	9-7-2034	3,400,000	7,077,202
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,575,000	5,572,658
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,456,656
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,975,000	5,707,745
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,100,000	8,635,419
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,602,088
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,977,286
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,300,000	6,819,688
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,685,004
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,089,227
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,100,000	4,826,770
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,621,061

Total Foreign Government Bonds (Cost $1,592,576,107)				1,594,158,780

U.S. Treasury Securities: 23.38%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	6,577,816
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	7,740,818
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	8,983,302
U.S. Treasury Bond	3.00	5-15-2042	5,500,000	5,443,284
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,096,564
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,283,048
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,315,431
U.S. Treasury Bond	3.13	8-15-2044	7,500,000	7,586,456
U.S. Treasury Bond	3.38	5-15-2044	6,000,000	6,352,500
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	4,900,779
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,199,764
U.S. Treasury Bond	3.63	2-15-2044	6,000,000	6,647,814
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,817,500
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	11,326,560
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,111,250
U.S. Treasury Bond	4.25	5-15-2039	2,000,000	2,447,188
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	11,676,089
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,172,188
U.S. Treasury Bond	4.38	11-15-2039	800,000	998,125
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,818,363
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,901,954
U.S. Treasury Bond	4.50	5-15-2038	600,000	758,625

94	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.50%	8-15-2039	$5,600,000	$7,108,500
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	8,419,528
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	2,024,204
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,892,439
U.S. Treasury Bond	5.00	5-15-2037	300,000	404,719
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	2,023,593
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,336,094
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,559,508
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,355,874
U.S. Treasury Bond	6.25	5-15-2030	1,000,000	1,455,312
U.S. Treasury Bond	6.38	8-15-2027	400,000	569,250
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,133,516
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,368,594
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,165,625
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,150,625
U.S. Treasury Bond	7.50	11-15-2024	2,000,000	2,944,376
U.S. Treasury Note	0.25	9-15-2015	6,000,000	6,007,500
U.S. Treasury Note	0.25	9-30-2015	3,000,000	3,003,516
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,014,070
U.S. Treasury Note	0.25	10-31-2015	10,250,000	10,259,205
U.S. Treasury Note	0.25	11-30-2015	34,000,000	34,021,250
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,500,780
U.S. Treasury Note	0.25	2-29-2016	15,000,000	14,988,870
U.S. Treasury Note	0.25	4-15-2016	4,000,000	3,992,968
U.S. Treasury Note	0.25	5-15-2016	7,000,000	6,983,046
U.S. Treasury Note	0.38	11-15-2015	6,500,000	6,514,222
U.S. Treasury Note	0.38	1-15-2016	4,000,000	4,006,248
U.S. Treasury Note	0.38	2-15-2016	6,000,000	6,007,032
U.S. Treasury Note	0.38	3-15-2016	6,000,000	6,004,920
U.S. Treasury Note	0.38	3-31-2016	2,000,000	2,001,094
U.S. Treasury Note	0.38	5-31-2016	13,000,000	12,993,396
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,012,890
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,935,940
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,080,162
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,946,875
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,711,256
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,483,629
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,907,812
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,934,375
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,822,816
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,921,485
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,440,119
U.S. Treasury Note	0.88	9-15-2016	4,000,000	4,026,564
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,021,875
U.S. Treasury Note	0.88	1-31-2017	10,000,000	10,039,840
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,008,204
U.S. Treasury Note	0.88	5-15-2017	5,000,000	5,004,690
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,950,390
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,409,960
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,096,090

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	9-30-2016	$10,000,000	$10,088,280
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,041,795
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,062,808
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,922,342
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,273,450
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,671,880
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,640,620
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,846,875
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,083,125
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,062,110
U.S. Treasury Note	1.25	10-31-2018	10,000,000	9,921,880
U.S. Treasury Note	1.25	11-30-2018	10,000,000	9,910,160
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,471,095
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,827,500
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,725,780
U.S. Treasury Note	1.38	11-30-2015	7,500,000	7,608,983
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,014,840
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,002,735
U.S. Treasury Note	1.38	9-30-2018	11,000,000	10,982,818
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,954,690
U.S. Treasury Note	1.38	2-28-2019	5,000,000	4,964,060
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,942,814
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,758,590
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,094,725
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,287,700
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,051,564
U.S. Treasury Note	1.50	1-31-2019	7,000,000	6,994,533
U.S. Treasury Note	1.50	5-31-2019	25,000,000	24,888,675
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,057,820
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,863,625
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,964,850
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,230,080
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,296,090
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,002,925
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,672,146
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,153,750
U.S. Treasury Note	2.00	1-31-2016	9,000,000	9,219,024
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,727,112
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,040,620
U.S. Treasury Note	2.00	5-31-2021	5,000,000	4,993,750
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,926,256
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,810,932
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,597,192
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,108,124
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,563,635
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,057,030
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,150,000
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,773,630
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,213,678
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,643,283

96	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.38%	5-31-2018	$5,000,000	$5,195,705
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,310,000
U.S. Treasury Note	2.38	8-15-2024	10,000,000	10,038,712
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,698,279
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,521,634
U.S. Treasury Note	2.50	5-15-2024	13,000,000	13,186,875
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,585,938
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,592,285
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,193,436
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,768,554
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,514,692
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,414,840
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,132,512
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,203,752
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,313,596
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,211,248
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,842,519
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,094,565
U.S. Treasury Note	2.75	2-15-2024	25,000,000	25,933,600
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,287,500
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,670,898
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,251,560
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,167,814
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,324,372
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,287,890
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,180,936
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,557,504
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,288,436
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,195,468
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,252,540
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,262,305
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,767,188
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,312,500
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,675,624
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,390,235
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,931,250
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,401,759
U.S. Treasury Note	3.63	2-15-2020	38,000,000	41,740,644
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,056,240
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,662,263
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,282,891
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,784,009
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,397,500
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,154,686
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,363,750
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,194,376
U.S. Treasury Note	4.63	11-15-2016	25,000,000	27,179,700
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,472,265
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,528,206
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,710,548

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	5.13%	5-15-2016	$2,000,000	$2,159,454
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,645,977
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,150,314
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,788,280
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,378,125
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,299,376
U.S. Treasury Note	7.88	2-15-2021	500,000	682,031
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,746,084
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,770,609
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,301,905
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,029,103
U.S. Treasury Note	8.75	8-15-2020	400,000	556,656
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,568,947
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,584,094
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,731,938

Total U.S. Treasury Securities (Cost $1,423,396,502)				1,456,160,735

Yankee Corporate Bonds and Notes: 3.98%

Consumer Discretionary: 0.03%

Media: 0.03%
Grupo Televisa SA	6.00	5-15-2018	250,000	282,475
Grupo Televisa SA	6.63	1-15-2040	500,000	620,010
Grupo Televisa SAB	5.00	5-13-2045	500,000	513,905
WPP Finance 2010	3.63	9-7-2022	350,000	358,863
WPP Finance 2010	5.63	11-15-2043	200,000	223,563

				1,998,816

Consumer Staples: 0.08%

Beverages: 0.08%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	506,490
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	312,630
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	219,230
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	342,507
Diageo Capital plc	0.63	4-29-2016	400,000	399,342
Diageo Capital plc	1.13	4-29-2018	500,000	491,205
Diageo Capital plc	2.63	4-29-2023	300,000	291,854
Diageo Capital plc	3.88	4-29-2043	230,000	221,997
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,189,154
Diageo Capital plc	5.88	9-30-2036	175,000	219,475
Diageo Finance BV	5.30	10-28-2015	300,000	316,578
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	191,004
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	144,410

				4,845,876

Energy: 0.69%

Energy Equipment & Services: 0.03%
Ensco plc	3.25	3-15-2016	1,250,000	1,294,253
Ensco plc	4.70	3-15-2021	500,000	544,400

				1,838,653

98	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 0.66%
Alberta Energy Company Limited	7.38%	11-1-2031	$350,000	$469,865
Alberta Energy Company Limited	8.13	9-15-2030	150,000	213,305
BP Capital Markets plc	0.70	11-6-2015	350,000	350,713
BP Capital Markets plc	1.38	11-6-2017	400,000	399,205
BP Capital Markets plc	1.38	5-10-2018	350,000	346,346
BP Capital Markets plc	1.85	5-5-2017	500,000	508,932
BP Capital Markets plc	2.24	5-10-2019	400,000	402,191
BP Capital Markets plc	2.25	11-1-2016	500,000	513,989
BP Capital Markets plc	2.50	11-6-2022	500,000	482,234
BP Capital Markets plc	2.75	5-10-2023	600,000	583,521
BP Capital Markets plc	3.13	10-1-2015	800,000	822,875
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,039,572
BP Capital Markets plc	3.25	5-6-2022	750,000	765,430
BP Capital Markets plc	3.81	2-10-2024	500,000	524,691
BP Capital Markets plc	4.50	10-1-2020	500,000	551,780
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,121,010
BP Capital Markets plc	4.75	3-10-2019	450,000	501,576
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,280,319
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	678,689
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	631,989
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	248,369
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	260,822
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	254,356
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	231,441
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	664,645
Enbridge Incorporated	5.60	4-1-2017	100,000	110,493
Encana Corporation	5.15	11-15-2041	500,000	554,701
Encana Corporation	5.90	12-1-2017	300,000	339,334
Encana Corporation	6.50	5-15-2019	400,000	470,997
Encana Corporation	6.50	8-15-2034	250,000	317,219
Encana Corporation	6.50	2-1-2038	350,000	450,537
Husky Energy Incorporated	4.00	4-15-2024	500,000	523,441
Husky Energy Incorporated	6.80	9-15-2037	100,000	134,138
Husky Energy Incorporated	7.25	12-15-2019	565,000	694,658
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	154,643
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	154,804
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	216,549
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	274,072
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	211,081
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	231,561
Petro-Canada	5.95	5-15-2035	700,000	848,315
Petro-Canada	6.80	5-15-2038	400,000	537,344
Suncor Energy Incorporated	5.95	12-1-2034	75,000	91,243
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,037,871
Suncor Energy Incorporated	6.50	6-15-2038	400,000	520,106
Suncor Energy Incorporated	6.85	6-1-2039	250,000	339,341
Talisman Energy Incorporated	3.75	2-1-2021	150,000	155,244
Talisman Energy Incorporated	6.25	2-1-2038	400,000	471,470
Talisman Energy Incorporated	7.75	6-1-2019	415,000	511,341
Total Capital Canada Limited	2.75	7-15-2023	350,000	343,953

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	99

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital International SA	1.00%	1-10-2017	$200,000	$200,258
Total Capital International SA	1.50	2-17-2017	500,000	505,262
Total Capital International SA	1.55	6-28-2017	500,000	505,746
Total Capital International SA	2.13	1-10-2019	500,000	505,150
Total Capital International SA	2.70	1-25-2023	350,000	343,202
Total Capital International SA	3.75	4-10-2024	500,000	524,108
Total Capital SA	2.30	3-15-2016	500,000	512,735
Total Capital SA	3.13	10-2-2015	1,000,000	1,029,656
Total Capital SA	4.13	1-28-2021	100,000	109,597
Total Capital SA	4.25	12-15-2021	250,000	276,094
Total Capital SA	4.45	6-24-2020	500,000	556,565
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	300,425
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	484,120
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	261,334
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	321,794
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	563,386
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	119,420
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	380,700
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	754,711
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,817,339
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	737,370
Transocean Incorporated	3.80	10-15-2022	300,000	292,353
Transocean Incorporated	4.95	11-15-2015	500,000	522,977
Transocean Incorporated	5.05	12-15-2016	500,000	539,342
Transocean Incorporated	6.00	3-15-2018	600,000	667,673
Transocean Incorporated	6.38	12-15-2021	500,000	565,960
Transocean Incorporated	6.50	11-15-2020	300,000	339,322
Transocean Incorporated	6.80	3-15-2038	450,000	489,552
Transocean Incorporated	7.50	4-15-2031	220,000	262,096
Weatherford International Limited	4.50	4-15-2022	300,000	320,471
Weatherford International Limited	5.13	9-15-2020	200,000	222,546
Weatherford International Limited	5.95	4-15-2042	250,000	288,238
Weatherford International Limited	6.00	3-15-2018	100,000	113,374
Weatherford International Limited	6.50	8-1-2036	300,000	363,559
Weatherford International Limited	6.75	9-15-2040	300,000	373,659
Weatherford International Limited	7.00	3-15-2038	50,000	63,563
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,298,305

				41,074,283

Financials: 1.83%

Banks: 1.18%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	502,455
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	251,236
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	247,739
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	253,469
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,005,713
Bank of Montreal	1.30	7-14-2017	1,000,000	1,000,440
Bank of Montreal	1.40	9-11-2017	1,000,000	1,001,941
Bank of Montreal	2.50	1-11-2017	500,000	516,294

100	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Bank of Montreal	2.55%	11-6-2022	$1,000,000	$975,169
Bank of Nova Scotia	0.75	10-9-2015	500,000	501,830
Bank of Nova Scotia	1.10	12-13-2016	500,000	501,623
Bank of Nova Scotia	1.25	4-11-2017	1,000,000	1,002,704
Bank of Nova Scotia	1.30	7-21-2017	300,000	299,921
Bank of Nova Scotia	1.38	12-18-2017	500,000	497,489
Bank of Nova Scotia	1.45	4-25-2018	500,000	495,104
Bank of Nova Scotia	2.05	10-7-2015	500,000	508,682
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,463
Bank of Nova Scotia	2.55	1-12-2017	750,000	775,673
Bank of Nova Scotia	2.80	7-21-2021	750,000	753,170
Bank of Nova Scotia	2.90	3-29-2016	500,000	517,415
Bank of Nova Scotia	4.38	1-13-2021	500,000	554,873
Barclays Bank plc	2.50	2-20-2019	500,000	508,083
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,020,941
Barclays Bank plc	5.00	9-22-2016	900,000	971,615
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,131,959
Barclays Bank plc	5.14	10-14-2020	800,000	873,282
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,298,589
BNP Paribas	1.25	12-12-2016	294,000	295,215
BNP Paribas	1.38	3-17-2017	500,000	500,258
BNP Paribas	2.40	12-12-2018	600,000	606,984
BNP Paribas	2.45	3-17-2019	500,000	505,729
BNP Paribas	2.70	8-20-2018	1,000,000	1,025,632
BNP Paribas	3.25	3-3-2023	500,000	503,974
BNP Paribas	3.60	2-23-2016	1,000,000	1,039,843
BNP Paribas	5.00	1-15-2021	1,150,000	1,297,712
BPCE SA	1.63	2-10-2017	1,000,000	1,006,678
BPCE SA	2.50	7-15-2019	1,000,000	998,770
Canadian Imperial Bank	0.90	10-1-2015	500,000	502,189
Canadian Imperial Bank	1.35	7-18-2016	200,000	202,132
Canadian Imperial Bank	1.55	1-23-2018	300,000	299,277
Canadian Imperial Bank	2.35	12-11-2015	500,000	511,141
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	555,810
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,094,533
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,710,309
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,689,402
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,071,256
HSBC Holdings plc	4.88	1-14-2022	250,000	281,927
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,145,648
HSBC Holdings plc	6.10	1-14-2042	500,000	651,484
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,260,039
HSBC Holdings plc	6.50	9-15-2037	850,000	1,074,800
HSBC Holdings plc	6.80	6-1-2038	350,000	459,166
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	506,556
Intesa Sanpaolo SpA	3.13	1-15-2016	1,000,000	1,025,882
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	733,112
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	522,758
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	549,866
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	202,393

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	101

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Lloyds TSB Bank plc	4.20%	3-28-2017	$1,000,000	$1,073,796
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,057,891
NIBC Bank NV	4.88	11-19-2019	800,000	903,343
Rabobank Nederland NV	1.70	3-19-2018	500,000	502,690
Rabobank Nederland NV	2.13	10-13-2015	500,000	509,106
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,054,286
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,605,039
Rabobank Nederland NV	3.95	11-9-2022	750,000	771,480
Rabobank Nederland NV	5.25	5-24-2041	725,000	848,859
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,185,267
Royal Bank of Canada	0.80	10-30-2015	250,000	250,891
Royal Bank of Canada	0.85	3-8-2016	950,000	952,491
Royal Bank of Canada	1.20	1-23-2017	250,000	250,873
Royal Bank of Canada	1.25	6-16-2017	500,000	500,350
Royal Bank of Canada	1.45	9-9-2016	500,000	506,427
Royal Bank of Canada	1.50	1-16-2018	450,000	451,130
Royal Bank of Canada	2.15	3-15-2019	500,000	505,113
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,020,547
Royal Bank of Canada	2.30	7-20-2016	600,000	617,474
Royal Bank of Canada	2.63	12-15-2015	250,000	256,657
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	516,226
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,052,399
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,142,354
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	676,172
Societe Generale	2.75	10-12-2017	200,000	206,344
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	500,990
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	252,211
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	495,956
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	501,523
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	507,478
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,020,740
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	256,008
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	266,512
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	400,107
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	502,950
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,042,108
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	521,259
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,237,284
Toronto Dominion Bank	1.50	9-9-2016	500,000	507,227
Toronto Dominion Bank	2.50	7-14-2016	500,000	516,466
Toronto Dominion Bank	2.63	9-10-2018	600,000	617,319
Westpac Banking Corporation	0.95	1-12-2016	350,000	351,768
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,328
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,007,228
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	1,000,151
Westpac Banking Corporation	2.00	8-14-2017	100,000	102,033
Westpac Banking Corporation	2.25	1-17-2019	250,000	253,090
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,031,127

				73,407,415

102	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 0.06%
Invesco Finance plc	4.00%	1-30-2024	$250,000	$264,400
Invesco Finance plc	5.38	11-30-2043	250,000	291,426
Nomura Holdings Incorporated	2.00	9-13-2016	100,000	101,484
Nomura Holdings Incorporated	2.75	3-19-2019	1,500,000	1,520,412
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	520,472
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	427,987
Sasol Financing International Company	4.50	11-14-2022	500,000	513,475

				3,639,656

Diversified Financial Services: 0.53%
Abbey National Treasury Services plc	1.38	3-13-2017	750,000	752,525
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	522,406
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	525,644
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	781,811
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	601,561
BHP Billiton Finance USA Limited	1.63	2-24-2017	500,000	507,807
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	352,155
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	518,799
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,597,751
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	654,600
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,000,000	1,144,242
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	158,707
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	221,705
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,257,441
Burlington Resources Finance Company	7.20	8-15-2031	500,000	712,927
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	164,988
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	382,641
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	998,009
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	507,729
Deutsche Bank AG (London)	3.25	1-11-2016	250,000	258,342
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	1,010,732
Deutsche Bank AG (London) ±	4.30	5-24-2028	600,000	590,322
Deutsche Bank AG (London)	6.00	9-1-2017	1,500,000	1,692,321
Schlumberger Investment SA	3.65	12-1-2023	604,000	636,307
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,001,489
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,012,310
Shell International Finance BV	2.00	11-15-2018	500,000	507,405
Shell International Finance BV	2.25	1-6-2023	250,000	239,237
Shell International Finance BV	2.38	8-21-2022	250,000	242,931
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,030,056
Shell International Finance BV	3.40	8-12-2023	250,000	258,324
Shell International Finance BV	3.63	8-21-2042	250,000	236,648
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,108,766
Shell International Finance BV	4.38	3-25-2020	500,000	558,591
Shell International Finance BV	4.55	8-12-2043	500,000	551,281
Shell International Finance BV	5.20	3-22-2017	250,000	276,276
Shell International Finance BV	5.50	3-25-2040	300,000	370,401
Shell International Finance BV	6.38	12-15-2038	850,000	1,150,851
Syngenta Finance NV	3.13	3-28-2022	500,000	510,214

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	103

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Total Capital International SA	2.88%	2-17-2022	$1,000,000	$1,010,863
Total Capital International SA	3.70	1-15-2024	1,000,000	1,053,984
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,755,826
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,675,312
UBS AG (Stamford)	5.75	4-25-2018	488,000	555,209
UBS AG (Stamford)	5.88	7-15-2016	430,000	467,978
UBS AG (Stamford)	5.88	12-20-2017	872,000	989,812

				33,115,236

Insurance: 0.06%
Aegon NV	4.63	12-1-2015	500,000	523,543
AON Corporation	4.00	11-27-2023	150,000	158,426
AON Corporation	4.45	5-24-2043	100,000	100,126
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	209,235
AXA SA	8.60	12-15-2030	650,000	878,722
Manulife Financial Corporation	3.40	9-17-2015	400,000	411,727
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	104,785
Trinity Acquisition plc	4.63	8-15-2023	350,000	369,191
Trinity Acquisition plc	6.13	8-15-2043	350,000	396,930
XLIT Limited	2.30	12-15-2018	350,000	352,513
XLIT Limited	5.25	12-15-2043	200,000	225,494

				3,730,692

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	137,723

Health Care: 0.19%

Biotechnology: 0.01%
Actavis Funding SCS 144A	3.85	6-15-2024	500,000	505,858

Health Care Equipment & Supplies: 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	508,861
Covidien International Finance SA	6.00	10-15-2017	600,000	680,375
Covidien International Finance SA	6.55	10-15-2037	400,000	535,856

				1,725,092

Pharmaceuticals: 0.15%
Actavis Funding SCS 144A	4.85	6-15-2044	500,000	514,914
AstraZeneca plc	4.00	9-18-2042	550,000	534,454
AstraZeneca plc	5.90	9-15-2017	800,000	905,550
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,525,029
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,010,677
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,134,303
Perrigo Company 144A	1.30	11-8-2016	200,000	199,771
Perrigo Company 144A	4.00	11-15-2023	250,000	256,955
Sanofi Aventis	1.25	4-10-2018	591,000	584,747
Sanofi Aventis	2.63	3-29-2016	500,000	516,148
Sanofi Aventis	4.00	3-29-2021	700,000	763,990
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	484,447

104	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance BV	3.65%	11-10-2021	$500,000	$520,745
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	520,745

				9,472,475

Industrials: 0.11%

Aerospace & Defense: 0.00%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	214,250

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	528,803
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	561,220
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	738,767
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	339,110
Tyco Electronics Group SA	3.45	8-1-2024	200,000	203,649
Tyco Electronics Group SA	4.88	1-15-2021	500,000	555,982
Tyco Electronics Group SA	7.13	10-1-2037	350,000	474,719

				3,402,250

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	246,450
Pentair Finance SA	5.00	5-15-2021	300,000	333,242

				579,692

Road & Rail: 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	336,158
Canadian National Railway Company	5.55	3-1-2019	435,000	499,948
Canadian National Railway Company	6.20	6-1-2036	200,000	263,075
Canadian National Railway Company	6.38	11-15-2037	550,000	749,096
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	220,999
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	435,075
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	82,279
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	79,332
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	71,013

				2,736,975

Information Technology: 0.06%

Communications Equipment: 0.01%
Ericsson LM	4.13	5-15-2022	400,000	419,947

Internet Software & Services: 0.02%
Baidu Incorporated	2.75	6-9-2019	750,000	752,487
Baidu Incorporated	3.25	8-6-2018	576,000	596,552

				1,349,039

Technology Hardware, Storage & Peripherals: 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	1,032,500
Seagate HDD (Cayman) 144A	4.75	1-1-2025	1,000,000	1,020,000

				2,052,500

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	105

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.45%

Chemicals: 0.09%
Agrium Incorporated	3.50%	6-1-2023	$300,000	$301,494
Agrium Incorporated	4.90	6-1-2043	200,000	211,752
Agrium Incorporated	6.13	1-15-2041	165,000	201,121
Agrium Incorporated	6.75	1-15-2019	300,000	354,252
LyondellBasell Industries NV	5.00	4-15-2019	400,000	447,323
LyondellBasell Industries NV	5.75	4-15-2024	500,000	592,807
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,793,235
Methanex Corporation	3.25	12-15-2019	100,000	102,572
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	579,123
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	288,252
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	244,613
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	280,549
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	77,172

				5,474,265

Metals & Mining: 0.34%
Barrick Gold Corporation	3.85	4-1-2022	500,000	507,447
Barrick Gold Corporation	4.10	5-1-2023	700,000	710,016
Barrick Gold Corporation	5.25	4-1-2042	500,000	502,753
Barrick Gold Corporation	6.95	4-1-2019	300,000	358,611
Falconbridge Limited	6.00	10-15-2015	600,000	633,104
Goldcorp Incorporated	2.13	3-15-2018	100,000	100,674
Goldcorp Incorporated	3.70	3-15-2023	300,000	300,802
Kinross Gold Corporation	5.13	9-1-2021	200,000	207,821
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	745,925
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	506,401
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	510,723
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	205,476
Rio Tinto Finance (USA) Limited	2.25	12-14-2018	1,000,000	1,017,887
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	495,772
Rio Tinto Finance (USA) Limited	3.50	3-22-2022	1,000,000	1,045,728
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	532,376
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	246,044
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	267,555
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	338,478
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	880,731
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	663,551
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	624,652
Teck Resources Limited	3.00	3-1-2019	1,000,000	1,020,979
Teck Resources Limited	3.15	1-15-2017	250,000	260,404
Teck Resources Limited	3.75	2-1-2023	500,000	491,728
Teck Resources Limited	4.50	1-15-2021	350,000	370,351
Teck Resources Limited	4.75	1-15-2022	202,000	214,043
Teck Resources Limited	5.20	3-1-2042	500,000	490,543
Teck Resources Limited	6.00	8-15-2040	175,000	188,231
Teck Resources Limited	6.25	7-15-2041	300,000	331,728
Vale Overseas Limited	4.38	1-11-2022	1,200,000	1,252,104
Vale Overseas Limited	4.63	9-15-2020	300,000	325,517

106	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Vale Overseas Limited	6.25%	1-11-2016	$500,000	$534,045
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,561,320
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,485,351
Vale Overseas Limited	6.88	11-10-2039	130,000	154,999
Vale Overseas Limited	8.25	1-17-2034	300,000	395,487
Vale SA	5.63	9-11-2042	750,000	774,773

				21,254,130

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	517,557
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	412,298

				929,855

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.28%
British Telecommunications plc	1.25	2-14-2017	500,000	499,905
British Telecommunications plc	1.63	6-28-2016	500,000	505,652
British Telecommunications plc	5.95	1-15-2018	250,000	284,385
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,857,498
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	295,406
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	584,128
Deutsche Telekom International Finance BV	8.75	6-15-2030	1,830,000	2,741,704
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	803,072
France Telecom SA	2.75	9-14-2016	500,000	517,159
France Telecom SA	5.38	7-8-2019	600,000	681,944
France Telecom SA	5.38	1-13-2042	500,000	559,888
France Telecom SA	9.00	3-1-2031	925,000	1,413,544
Orange SA	2.75	2-6-2019	1,000,000	1,025,461
Royal KPN NV	8.38	10-1-2030	375,000	539,161
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	521,874
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	741,129
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	321,606
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	495,732
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	567,832
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	546,897
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	722,689
Telefonica Europe BV	8.25	9-15-2030	420,000	585,387
Telefonica SA	5.88	7-15-2019	645,000	743,568

				17,555,621

Wireless Telecommunication Services: 0.24%
America Movil SAB de CV	2.38	9-8-2016	750,000	768,225
America Movil SAB de CV	3.13	7-16-2022	500,000	496,170
America Movil SAB de CV	4.38	7-16-2042	1,000,000	975,074
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,106,620
America Movil SAB de CV	5.63	11-15-2017	450,000	504,720
America Movil SAB de CV	6.13	11-15-2037	100,000	121,387
America Movil SAB de CV	6.13	3-30-2040	1,000,000	1,224,970
America Movil SAB de CV	6.38	3-1-2035	565,000	702,278
Rogers Communications Incorporated	3.00	3-15-2023	200,000	193,640

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	107

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Rogers Communications Incorporated	4.50%	3-15-2043	$200,000	$197,719
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,065,609
Rogers Communications Incorporated	6.80	8-15-2018	750,000	885,870
Vodafone Group plc	1.25	9-26-2017	250,000	247,883
Vodafone Group plc	1.50	2-19-2018	500,000	495,457
Vodafone Group plc	1.63	3-20-2017	500,000	503,125
Vodafone Group plc	2.50	9-26-2022	1,000,000	944,920
Vodafone Group plc	2.95	2-19-2023	600,000	581,019
Vodafone Group plc	4.38	2-19-2043	500,000	487,520
Vodafone Group plc	4.63	7-15-2018	180,000	198,376
Vodafone Group plc	5.45	6-10-2019	400,000	455,433
Vodafone Group plc	5.63	2-27-2017	500,000	551,271
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,212,252
Vodafone Group plc	6.25	11-30-2032	300,000	371,231
Vodafone Group plc	7.88	2-15-2030	250,000	353,452

				14,644,221

Utilities: 0.02%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	174,762

Independent Power & Renewable Electricity Producers: 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	95,086
TransAlta Corporation	6.65	5-15-2018	200,000	226,305

				321,391

Multi-Utilities: 0.01%
National Grid plc	6.30	8-1-2016	500,000	549,909

Water Utilities: 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	275,717

Total Yankee Corporate Bonds and Notes (Cost $233,165,600)				247,426,299

Yankee Government Bonds: 0.03%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	1,999,000

Total Yankee Government Bonds (Cost $2,001,242)				1,999,000

	Yield		Shares

Short-Term Investments: 4.22%

Investment Companies: 4.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		261,304,361	261,304,361
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11		1,719,240	1,719,240

Total Short-Term Investments (Cost $263,023,601)				263,023,601

Total investments in securities
(Cost $6,436,391,015) *	106.08%	6,606,847,030
Other assets and liabilities, net	(6.08)	(378,389,854)

Total net assets	100.00%	$6,228,457,176

108	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

##	All or a portion of this security is segregated for when-issued securities.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $6,437,953,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$266,784,608
Gross unrealized losses	(97,891,485)

Net unrealized gains	$168,893,123

The following table shows the percent of total long-term investments by geographic location as of August 31, 2014 (unaudited):

United States	70.74%
Japan	10.72
United Kingdom	3.93
France	2.93
Italy	2.68
Germany	2.20
Canada	1.51
Spain	1.48
Netherlands	1.12
Other	2.69

100.00%

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 95.84%

Consumer Discretionary: 12.45%

Auto Components: 1.10%
Aisin Seiki Company Limited	37,400	$1,382,123
Akebono Brake Industry Company Limited	22,700	100,797
Autoliv Incorporated	62,300	6,459,887
BorgWarner Incorporated	135,010	8,396,272
Bosch Limited	1,719	419,549
Bridgestone Corporation	124,400	4,267,227
Bridgestone Corporation ADR «	18,900	324,702
Calsonic Kansei Corporation	41,000	236,436
Cheng Shin Rubber Industry Company Limited	366,369	845,736
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	2,045,303
Continental AG	9,343	1,994,888
Cooper Tire & Rubber Company	133,204	4,106,679
Daido Metal Company Limited	7,000	88,808
Dana Holding Corporation	332,137	7,715,543
Denso Corporation	98,100	4,255,133
Exedy Corporation	6,200	171,499
Exide Industries Limited	78,617	211,053
Faurecia	2,041	68,680
FCC Company Limited	7,000	120,429
Futaba Industrial Company Limited	6,100	34,005
Gentex Corporation	92,120	2,722,146
GKN plc	150,914	879,145
Halla Climate Control Corporation	8,860	470,984
Hankook Tire Company Limited	9,595	497,753
Hi-Lex Corporation	5,800	155,585
Hyundai Mobis	15,758	4,569,113
Hyundai Wia Corporation	3,195	702,683
Johnson Controls Incorporated	90,100	4,397,781
Kayaba Industry Company Limited	38,000	178,961
KEIHIN Corporation	9,300	131,306
Kenda Rubber Industrial Company Limited	177,578	377,844
Koito Manufacturing Company Limited	25,200	688,341
Kumho Tire Company Incorporated †	22,990	234,673
Lear Corporation	52,516	5,310,943
Leoni AG	4,204	259,096
Linamar Corporation	2,422	139,800
Magna International Incorporated Class A	21,800	2,471,723
Mando Corporation (a)	2,550	344,544
Martinrea International Incorporated	3,001	39,441
MITSUBA Corporation	8,000	132,097
Musashi Seimitsu Industry Company Limited	4,100	92,644
Nan Kang Rubber Tire Company Limited	148,145	170,247
NGK Spark Plug Company Limited	36,000	1,050,123
NHK Spring Company Limited	44,000	420,357
NIFCO Incorporated	9,400	317,565
Nippon Seiki Company Limited	10,000	222,788
Nissan Shatai Company Limited	17,000	271,065

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Auto Components (continued)
Nissin Kogyo Company Limited	8,500	$153,424
NOK Corporation	23,300	503,421
Nokian Renkaat Oyj	13,330	424,738
Pacific Industrial Company Limited	10,300	77,217
Pirelli & Company SpA	24,552	375,185
Press Kogyo Company Limited	13,000	52,102
Riken Corporation	27,000	117,814
Sanden Corporation	27,000	164,006
Showa Corporation	13,400	150,298
Somboon Advance Technology PCL	70	39
Stanley Electric Company Limited	30,500	722,010
Sumitomo Rubber Industries Limited	36,300	518,447
Tachi-S Company Limited	5,700	86,120
Takata Corporation	7,500	148,782
Tenneco Automotive Incorporated †	129,200	8,279,136
The Goodyear Tire & Rubber Company	173,200	4,498,004
Tokai Rika Company Limited	8,200	162,747
Tokai Rubber Industries Incorporated	6,500	61,723
Tong Yang Industry Company Limited	100,374	127,606
Topre Corporation	8,900	135,923
Toyo Tire & Rubber Company Limited	25,000	408,237
Toyota Boshoku Corporation «	15,600	170,626
Toyota Gosei Company Limited	14,500	276,078
Toyota Industries Corporation	39,400	1,891,518
TPR Company Limited	5,200	136,191
TRW Automotive Holdings Corporation †	72,400	6,971,396
TS Tech Company Limited	9,900	265,281
Unipres Corporation	6,700	132,332
Valeo SA	7,819	944,879
Visteon Corporation †	106,277	10,754,170
Xinyi Glass Holding Company Limited	149	94
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	435,158
YOROZU Corporation	3,500	56,850

		109,695,049

Automobiles: 1.34%
Bajaj Auto	14,575	542,527
Bayerische Motoren Werke AG	30,555	3,557,090
Brilliance China Automotive Holdings Limited	764,000	1,415,609
BYD Company Limited	135,000	958,929
China Motor Company Limited	198,150	189,595
Chongqing Changchun Automobile Class B	198,843	410,512
Daihatsu Motor Company Limited	40,000	686,242
Daimler AG	89,801	7,343,948
Dongfeng Motor Group Company Limited	748,000	1,385,963
Fiat SpA †	84,699	827,999
Ford Motor Company	516,800	8,997,488
Ford Otomotiv Sanayi AS †	14,299	188,536

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Fuji Heavy Industries Limited	128,700	$3,655,849
General Motors Company	171,400	5,964,720
Ghabbour Auto †	3,188	14,714
Great Wall Motor Company Limited Class H	271,000	1,150,431
Guangzhou Automobile Group Company Limited	493,454	513,189
Hero Honda Motors Limited	20,559	882,533
Honda Motor Company Limited	334,900	11,307,643
Honda Motor Company Limited ADR	25	851
Hyundai Motor Company	37,902	8,709,666
Isuzu Motors Limited	251,000	1,734,287
Kia Motors Corporation	69,349	4,185,767
Mahindra & Mahindra Limited	57,433	1,331,900
Mahindra & Mahindra Limited GDR	10,726	249,916
Maruti Suzuki India Limited	14,444	662,810
Mazda Motor Corporation	117,400	2,768,990
Mitsubishi Motors Corporation	133,100	1,513,358
Nissan Motor Company Limited	476,500	4,575,169
Oriental Holdings Bhd	46,320	115,947
Peugeot SA †	8,024	112,706
PT Astra International Tbk	4,525,440	2,930,559
Renault SA	19,824	1,551,925
Sanyang Industry Company Limited	184,000	172,055
Suzuki Motor Corporation	87,800	2,853,110
Tan Chong Motor Holdings Bhd	87,300	124,635
Tata Motors Limited	164,889	1,426,746
Tata Motors Limited ADR	10,088	486,141
Tata Motors Limited Class A (Differential Voting Rights)	126,004	783,372
Tesla Motors Incorporated †	50,100	13,511,970
Tofas Turk Otomobil Fabrikasi AS	25,253	155,385
Toyota Motor Corporation	537,214	30,607,954
UMW Holdings Bhd	137,800	540,358
Volkswagen AG	3,151	705,914
Yamaha Motor Company Limited	58,300	1,078,644
Yue Loong Motor	230,929	370,840

		133,254,492

Distributors: 0.13%
Canon Marketing Japan Incorporated	10,300	205,911
D’ieteren SA NV	1,530	63,517
DOSHISHA Company Limited	4,400	79,504
Imperial Holding Limited	47,334	844,057
Inchcape plc	38,717	433,863
Jardine Cycle & Carriage Limited	19,439	701,270
LKQ Corporation †	178,300	5,063,720
Pacific Brands Limited	177,242	87,734
Paltac Corporation	4,300	54,925
Pool Corporation	97,600	5,530,016
Uni-Select Incorporated	432	11,367

		13,075,884

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Diversified Consumer Services: 0.40%
Apollo Group Incorporated †	210,100	$5,834,477
Benesse Corporation	17,200	609,179
DeVry Incorporated	124,800	5,357,664
Educomp Solutions Limited †	5,295	2,535
H&R Block Incorporated	174,711	5,858,060
Hillenbrand Incorporated	126,986	4,246,412
InvoCare Limited	17,951	190,957
Navitas Limited	45,031	225,845
New Oriental Education & Technology Group Incorporated	34,319	782,816
Raffles Education Corporation Limited †	55,177	15,682
Service Corporation International	452,443	10,030,661
Sotheby’s	150,300	6,133,743

		39,288,031

Hotels, Restaurants & Leisure: 2.01%
Accor SA	17,218	836,620
Accordia Golf Company Limited	14,600	174,563
Ajisen China Holdings Limited	200	165
Amax International Holdings Limited †	4,175	770
Ardent Leisure Group	56,552	165,316
Aristocrat Leisure Limited	88,978	459,549
Autogrill SpA	9,260	77,687
Bally Technologies Incorporated †	81,809	6,486,636
Banyan Tree Holdings Limited	13,000	6,765
Berjaya Land Bhd	408,500	110,160
Berjaya Sports Toto Bhd	167,304	199,576
Cafe de Coral Holdings Limited	52,000	187,534
Carnival Corporation	53,300	2,019,004
Carnival plc	20,101	749,506
Cheesecake Factory Incorporated	102,200	4,593,890
Chipotle Mexican Grill Incorporated †	18,394	12,483,088
Colowide Company Limited	10,000	131,193
Compass Group plc	164,978	2,682,736
Cracker Barrel Old Country Store Incorporated	52,300	5,251,443
Crown Limited	72,900	1,075,742
Darden Restaurants Incorporated «	83,300	3,941,756
Domino’s Pizza Incorporated	119,700	9,031,365
Doutor Nichires Holdings Company Limited	5,200	85,113
Dunkin Brands Group Incorporated	64,583	2,811,944
Echo Entertainment Group Limited	137,296	405,199
Egyptian Resorts Company †	16,982	3,966
Flight Centre Limited	11,645	510,077
Formosa International Hotels Corporation	17,981	202,125
Fu Ji Food & Catering Services †	1,669	306
Fuji Kyuko Company Limited	10,000	107,454
Fujita Kanko Incorporated	30,000	109,856
Galaxy Entertainment Group Limited	509,000	3,835,537
Genting Bhd	467,700	1,421,499
Genting Singapore plc	1,113,320	1,087,427

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Grand Korea Leisure Company Limited	10,260	$457,372
Great Canadian Gaming Corporation †	676	12,279
Greene King plc	17,051	233,393
H.I.S Company Limited	8,400	250,680
Hong Kong & Shanghai Hotels Limited	94,530	139,782
Hotel Properties Limited	32,000	109,651
Hotel Shilla Company Limited	7,990	937,729
Hyatt Hotels Corporation Class A †	37,824	2,310,668
Imperial Hotel Limited	6,400	137,171
Intercontinental Hotels Group plc	26,328	1,009,228
International Game Technology	167,030	2,816,126
Intralot SA-Integrated Lottery Systems & Services †	4,444	10,335
J D Wetherspoon plc	8,168	100,955
Jollibee Foods Corporation	94,580	390,468
Kangwon Land Incorporated	28,940	1,028,933
Kentucky Fried Chicken (Japan) Limited	100	2,076
Kingston Financial Group Limited	1,024,000	108,345
Kisoji Company Limited	3,500	66,168
Kuoni Reisen Holding AG	214	63,054
Ladbrokers plc	95,658	211,372
Las Vegas Sands Corporation	80,355	5,344,411
Life Time Fitness Incorporated †	79,905	3,683,621
Lottomatica SpA «	6,123	145,701
Macau Legend Development Limited «†	840,000	466,062
Marriott International Incorporated Class A	133,200	9,244,080
Marriott Vacations Worldwide Corporation †	66,234	3,946,884
Marston’s plc	50,669	124,663
McDonald’s Corporation	214,414	20,094,880
McDonald’s Holdings Company Japan Limited	12,400	305,695
Melco Crown Entertainment Limited ADR	32,470	920,849
Melco International Development Limited	180,000	479,610
MGM China Holdings Limited	177,200	586,471
MGM Resorts International †	197,600	4,835,272
Millennium & Copthorne Hotels plc	18,690	183,066
Minor International PCL	115,797	130,516
Miramar Hotel & Investment Company Limited	48,000	61,502
Mitchells & Butlers plc †	19,207	130,798
MOS Food Services Incorporated	6,100	130,155
Multi-Purpose Holdings Bhd	221,370	215,611
Norwegian Cruise Line Holdings Limited †	59,869	1,994,236
Ohsho Food Service Corporation	1,600	61,666
OPAP SA	18,417	292,566
Oriental Land Company Limited	11,200	2,179,288
Paddy Power plc	4,093	261,640
Panera Bread Company Class A †	15,849	2,376,399
Papa John’s International Incorporated	70,000	2,772,000
Paradise Company Limited	11,315	438,562
PartyGaming plc	58,620	87,878
Plenus Company Limited	4,100	98,160
Punch Taverns plc †	32,370	4,944

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Resorts World Bhd	621,815	$889,716
RESORTTRUST Incorporated «	14,700	322,554
Restaurant Group plc	15,681	167,651
REXLot Holdings Limited	16,544	1,900
Round One Corporation	8,500	55,308
Royal Caribbean Cruises Limited	106,300	6,777,688
Royal Holdings Company Limited	5,300	86,954
Saizeriya Company Limited	4,700	64,190
Sands China Limited	459,523	2,994,292
Shangri-La Asia Limited	274,166	424,512
SJM Holdings Limited	390,000	981,284
Sky City Entertainment Group Limited	115,072	363,832
Sodexho Alliance SA	9,330	919,069
St. Marc Holdings Company Limited	1,200	67,817
Starbucks Corporation	162,400	12,636,344
Tabcorp Holdings Limited	144,500	484,491
Tattersall’s Limited	270,269	838,027
The Wendy’s Company	582,822	4,749,999
Thomas Cook Group plc †	117,612	243,677
Tim Hortons Incorporated	14,344	1,153,008
Tokyo Dome Corporation	36,000	166,774
Tokyotokeiba Company Limited «	32,000	100,879
Transat A.T. Incorporated Class A †	1,458	12,015
TUI AG	12,319	179,266
TUI Travel plc	61,222	378,601
Vail Resorts Incorporated	79,020	6,281,300
Watami Food Service Company «	3,900	49,479
Whitbread plc	16,280	1,186,226
William Hill plc	82,355	478,526
Wowprime Corporation	12,463	151,563
Wyndham Worldwide Corporation	77,300	6,256,662
Wynn Macau Limited	273,600	1,048,499
Wynn Resorts Limited	47,937	9,246,089
Yoshinoya D&C Company Limited	11,800	145,622
Yum! Brands Incorporated	94,000	6,808,420
Zensho Company Limited «	18,000	167,812

		200,118,584

Household Durables: 0.84%
Alpine Electronics Incorporated	7,900	125,890
Altek Corporation †	623	538
Amtran Technology Company Limited	169,006	109,126
Arcelik AS	78,008	467,362
Barratt Developments plc	86,863	533,417
Bellway plc	9,497	251,633
Berkeley Group Holdings plc	11,306	450,097
Bovis Homes Group plc	9,917	138,954
Casio Computer Company Limited «	54,600	950,889
Chofu Seisakusho Company Limited	3,500	92,609
Corona Corporation	2,000	23,240

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables (continued)
D.R. Horton Incorporated	179,831	$3,898,736
Dorel Industries Incorporated Class B	2,467	83,383
Ekornes ASA	800	10,326
Electrolux AB Class B	25,871	656,283
Fleetwood Corporation Limited	5,850	11,364
Foster Electric Company Limited	4,400	64,026
Fujitsu General Limited	11,000	152,876
Funai Electric Company Limited	2,100	22,828
Garmin Limited «	77,200	4,194,276
GUD Holdings Limited	7,917	58,044
Haier Electronics Group Company	262,000	757,260
Harman International Industries Incorporated	42,170	4,852,924
Haseko Corporation	56,900	470,863
Husqvarna AB Class A	1	8
Husqvarna AB Class B	37,065	280,536
Iida Group Holdings Company	25,700	368,043
Jarden Corporation †	69,650	4,164,374
JM AB	8,886	289,239
JVC Kenwood Holdings Incorporated †	26,300	70,524
Leggett & Platt Incorporated	91,719	3,218,420
Lennar Corporation Class A	114,400	4,482,192
LG Electronics Incorporated	25,457	1,898,071
Matsushita Electric Industrial Company Limited	426,410	5,208,968
Mohawk Industries Incorporated †	36,200	5,285,924
Newell Rubbermaid Incorporated	185,119	6,205,189
Nexity SA	1,566	64,003
Nikon Corporation	73,100	1,061,248
NVR Incorporated †	2,534	2,972,863
Panahome Corporation	18,000	130,098
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	687,876
Pioneer Corporation †	54,900	170,433
Pulte Homes Incorporated	204,500	3,930,490
Redrow plc	3,458	15,736
Rinnai Corporation	7,000	620,981
Sangetsu Company Limited	6,500	176,424
SEB SA	3,036	238,950
Sekisui Chemical Company Limited	93,000	1,099,428
Sekisui House Limited	119,700	1,504,807
Sharp Corporation †	327,000	1,030,862
Skyworth Digital Holdings Limited	5,491	2,947
Sony Corporation	203,294	3,888,270
Steinhoff International Holdings Limited «	511,004	2,515,675
Sumitomo Foresting Company Limited	31,600	352,917
Takamatsu Corporation	3,600	64,288
Tamron Company Limited	4,000	83,964
Tatung Company Limited †	394,770	127,846
Taylor Woodrow plc	300,372	571,468
Techtronic Industries Company Limited	263,500	804,095

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Tempur-Pedic International Incorporated †	132,800	$7,771,456
TOKEN Corporation	1,340	60,982
TRI Pointe Homes Incorporated †	14,468	214,126
Tupperware Corporation	32,600	2,388,276
Welling Holding Limited	800	206
Woongjin Coway Company Limited	13,020	1,092,758

		83,491,905

Internet & Catalog Retail: 0.95%
Amazon.com Incorporated †	81,027	27,471,394
Askul Corporation «	4,000	96,112
ASOS plc †	7,672	360,830
CJ O Shopping Company Limited	949	336,846
Ctrip.com International Limited ADR †	32,114	2,060,755
Groupon Incorporated †	233,000	1,584,400
GS Home Shopping Incorporated	834	232,775
Home Retail Group plc	62,866	191,200
HSN Incorporated	72,487	4,391,987
Hyundai Home Shopping Network	1,833	294,668
Lands End Incorporated «†	26,063	898,652
Liberty TripAdvisor Holdings Incorporated Class A †	164,191	5,873,112
Liberty Ventures Series A	164,191	6,254,035
N Brown Group plc	13,911	102,308
Netflix Incorporated †	35,726	17,064,167
Nissen Company Limited †	2,200	7,993
Ocado Group plc †	44,034	239,997
Priceline Group Incorporated †	11,696	14,553,450
Rakuten Incorporated	144,800	1,873,236
Senshukai Company Limited	7,500	62,209
Shutterfly Incorporated †	81,900	4,177,719
Start Today Company Limited	12,500	297,347
TripAdvisor Incorporated †	65,720	6,512,195
Wotif.com Holdings Limited	18,653	57,489

		94,994,876

Leisure Products: 0.32%
Amer Sports Oyj	13,925	278,111
Aruze Corporation	4,400	78,362
Beneteau SA †	1,319	22,461
Brunswick Corporation	207,000	8,901,000
Fields Corporation	2,900	43,816
Giant Manufacturing Company Limited	62,687	521,160
Hasbro Incorporated	73,221	3,855,452
Heiwa Corporation	9,000	205,440
Mattel Incorporated	212,395	7,325,504
Merida Industry Limited	47,250	347,769
Mizuno Corporation	17,000	98,688
Namco Bandai Holdings Incorporated	43,500	1,214,965
Polaris Industries Incorporated	38,256	5,561,657

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Products (continued)
Sankyo Company Limited	10,300	$394,498
Sega Sammy Holdings Incorporated	37,300	710,903
Shimano Incorporated	16,400	1,956,115
Tomy Company Limited	14,100	76,703
Yamaha Corporation	36,000	516,238

		32,108,842

Media: 1.69%
Agora SA †	5,097	12,890
Aimia Incorporated	16,463	261,185
Amalgamated Holdings Limited	22,965	211,908
AMC Networks Incorporated Class A †	36,912	2,309,768
APN News & Media Limited †	45,589	31,508
Arnoldo Mondadori Editore SpA †	1,753	2,073
Asatsu-DK Incorporated	5,100	134,601
Astro Malaysia Holdings Bhd	365,200	380,030
Avex Group Holdings Incorporated	7,200	117,849
Axel Springer AG	4,131	244,745
BEC World PCL	121,700	180,988
British Sky Broadcasting plc	92,582	1,342,570
Cablevision Systems Corporation New York Group Class A «	138,800	2,569,188
Charter Communication Incorporated †	39,995	6,274,016
Cheil Worldwide Incorporated †	21,540	487,542
Cineplex Incorporated «	8,140	306,644
CJ E&M Corporation †	6,785	316,850
Cogeco Cable Incorporated	1,258	72,544
Corus Entertainment Incorporated Class B «	12,391	278,635
CyberAgent Incorporated	9,100	311,365
Cyfrowy Polsat SA	44,163	352,841
Daiichikosho Company Limited	8,500	247,946
Daily Mail & General Trust plc	23,399	337,182
Dentsu Incorporated	48,200	1,957,278
DIRECTV Group Incorporated †	106,504	9,207,271
Discovery Communications Incorporated Class A	49,902	2,181,715
Discovery Communications Incorporated Class C †	43,348	1,862,664
DISH Network Corporation †	24,400	1,581,364
eSun Holdings Limited †	3,000	341
Eutelsat Communications SA	13,912	464,029
Fairfax Media Limited	382,378	308,911
Fuji Television Network Incorporated	8,900	137,548
Gannett Company Incorporated	146,818	4,956,576
Gestevision Telecinco SA †	15,943	182,544
GFK SE	2,287	94,658
Grupo Televisa SA	504,702	3,745,681
Hakuhodo DY Holdings Incorporated	56,200	581,202
Havas SA	33,703	275,535
Informa plc	60,450	517,837
Interpublic Group of Companies Incorporated	274,883	5,368,465
Ipsos	1,688	50,414

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Media (continued)
ITV plc	319,668	$1,120,832
JC Decaux SA	5,375	189,698
Kabel Deutschland Holding AG	1,781	251,332
Kadokawa Group Holdings Incorporated «	4,200	109,032
Lagardere SCA	10,820	297,916
Lamar Advertising Company Class A	41,138	2,158,922
Liberty Global plc Class A	44,212	1,930,738
Liberty Global plc Class C †	119,497	5,010,509
Liberty Media Corporation Class A	18,126	892,343
Liberty Media Corporation Class C †	154,430	7,485,222
Live Nation Incorporated †	301,555	6,622,148
M6 Metropole Television SA	5,835	110,327
Madison Square Garden Incorporated Class A †	38,000	2,540,680
Mediaset SpA †	67,736	279,287
Meredith Corporation	82,700	3,852,166
Modern Times Group Class B	4,115	155,080
Morningstar Incorporated	13,304	913,719
Naspers Limited	97,405	12,378,711
New York Times Company Class A	279,368	3,458,576
News Corporation Class A †	324,126	5,712,721
Nippon Television Network Corporation	10,000	153,684
Numericable Group SA «†	7,382	436,966
Omnicom Group Incorporated	31,200	2,246,712
PagesJaunes SA †	18,416	14,519
Pearson plc	78,175	1,441,881
ProSiebenSat.1 Media AG	8,128	325,894
PT Bhakti Investama Tbk	5,200,153	167,596
PT Media Nusantara Citra Tbk	1,052,000	252,264
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	44,064
Publicis Groupe	16,558	1,233,587
Quebecor Incorporated	6,882	175,579
REA Group Limited	14,191	635,117
Reed Elsevier NV - Netherlands Exchange «	65,450	1,492,066
Reed Elsevier plc - United Kingdom Exchange	118,539	1,933,487
Regal Entertainment Group Class A «	180,493	3,799,378
Rightmove plc	11,307	473,037
RTL Group	1,962	189,507
Schibsted ASA	8,244	418,322
Scripps Networks Interactive Incorporated	68,764	5,481,178
Seat Pagine Gialle SpA †	259	1
SES SA	43,074	1,593,774
Shaw Communications Incorporated Class B	37,500	944,656
Shochiku Company Limited	26,000	241,895
Sinclair Broadcast Group Incorporated «	160,500	4,662,525
Singapore Press Holdings Limited «	289,000	960,210
Sirius XM Holdings Incorporated «†	712,414	2,586,063
Sky Deutschland AG †	48,593	429,255
SKY Network Television Limited	62,990	347,741
Sky Perfect JSAT Holdings Incorporated	46,800	286,526

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
SM Entertainment Company †	3,747	$153,731
Societe Television Francaise 1 SA	10,997	165,447
Star Publications Limited	33,600	29,635
Starz Liberty Capital †	61,885	1,936,382
Sun TV Network Limited	19,075	110,715
Technicolor †	23,402	179,605
Telenet Group Holding NV †	5,930	346,498
Television Broadcasts Limited	55,000	346,675
Thomson Corporation	34,752	1,316,824
Toei Company Limited	16,000	87,962
Toho Company Limited Tokyo	28,300	655,242
Tokyo Broadcasting System Incorporated	5,700	65,631
TV Asahi Corporation	3,800	65,668
TVN SA †	35,805	156,726
Twenty-First Century Fox Incorporated	413,914	14,660,834
United Business Media Limited	19,504	204,963
Viacom Incorporated Class B	53,363	4,330,407
West Australian Newspapers Holding Limited	144,989	251,190
Wolters Kluwer NV	33,251	920,988
WPP plc	120,952	2,536,085
Yellow Media Limited †	225	3,512
Zee Entertainment Enterprises Limited	102,539	462,507
Zenrin Company Limited	5,000	58,388

		167,741,959

Multiline Retail: 0.44%
Aeon Company Bhd	165,600	204,373
Big Lots Incorporated	124,237	5,758,385
Canadian Tire Corporation Limited	7,500	774,763
Debenhams plc	147,783	163,030
Dollar General Corporation †	64,200	4,108,158
Dollar Tree Incorporated †	123,384	6,616,467
Dollarama Incorporated	6,458	549,818
Don Quijote Company Limited	10,200	540,170
Far Eastern Department Stores Company Limited	185,584	186,885
Fuji Company Limited	5,100	98,182
H2O Retailing Corporation	18,500	303,162
Harvey Norman Holdings Limited	97,512	323,303
Hyundai Department Store Company Limited	3,673	574,161
Hyundai Greenfood Company Limited	13,680	269,161
Isetan Mitsukoshi Holdings Limited	75,800	910,664
Izumi Company Limited	8,900	278,432
J.Front Retailing Company Limited	51,400	651,114
Kintetsu Corporation †	27,000	90,307
Kohl’s Corporation	130,700	7,683,853
Lifestyle International Holdings Limited	119,500	222,037
Lotte Shopping Company Limited	3,266	1,069,394
Macy’s Incorporated	47,412	2,953,293
Marks & Spencer Group plc	149,257	1,065,245

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Multiline Retail (continued)
Marui Company Limited	53,600	$450,251
Matsuya Company Limited	9,600	110,168
Metro Holdings Limited	163,200	121,513
Myer Holdings Limited	106,299	240,253
New World Department Store China Limited	150,000	64,258
Next plc	15,421	1,816,404
Pantaloon Retail India Limited	16,821	34,110
Parkson Holdings Bhd †	133,371	126,939
Robinson Department Store PCL	106,500	190,059
Ryohin Keikaku Company Limited	5,200	583,747
SACI Falabella	250,254	1,885,136
Sears Canada Incorporated	655	8,831
Sears Holdings Corporation «	29,801	1,037,075
Seria Company Limited	3,700	152,026
Shinsegae Company Limited	1,463	336,189
Stockmann Oyj ABP	1,375	17,407
Takashimaya Company Limited	65,000	555,385
The Daiei Incorporated †	4,800	6,044
Warehouse Group Limited	10,254	26,589
Woolworths Holdings Limited	144,711	1,078,049

		44,234,790

Specialty Retail: 2.17%
ABC-Mart Incorporated	4,200	215,157
Advance Auto Parts Incorporated	45,396	6,192,922
Aeropostale Incorporated «†	171,800	719,842
Alpen Company Limited	2,900	46,519
American Eagle Outfitters Incorporated	112,502	1,584,028
AOKI Holdings Incorporated	6,600	78,912
Aoyama Trading Company Limited	10,700	264,608
Ascena Retail Group Incorporated †	293,400	5,102,226
AT Group Company Limited	5,000	100,918
Autobacs Seven Company Limited	16,500	263,569
AutoNation Incorporated †	38,300	2,077,775
AutoZone Incorporated †	7,400	3,987,416
Bed Bath & Beyond Incorporated †	46,800	3,007,368
Belle International Holdings Limited	1,217,000	1,556,180
Best Buy Company Incorporated	172,300	5,494,647
Best Denki Company Limited	8,000	10,995
BIC Camera Incorporated «	22,100	202,213
Cabela’s Incorporated †	27,600	1,684,152
CarMax Incorporated †	132,500	6,943,000
Carphone Warehouse Group plc	67,062	383,654
Chico’s FAS Incorporated	324,695	5,130,181
Children’s Place Retail Stores Incorporated	47,298	2,542,740
Chiyoda Company Limited	8,400	176,566
Chow Sang Sang Holdings International Limited	81,000	203,387
Chow Tai Fook Jewellery Company Limited	230,800	332,350
CST Brands Incorporated	168,799	5,880,957

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
DCM Japan Holdings Company Limited	27,000	$183,209
Delek Automotive Systems Limited	1,187	12,619
Dick’s Sporting Goods Incorporated	63,307	2,853,246
Dickson Concepts International Limited	37,670	21,387
DSW Incorporated Class A	159,400	4,931,836
Dufry Group Register Shares †	2,183	372,136
Edion Corporation	14,400	91,068
Esprit Holdings Limited	355,658	577,310
Express Incorporated †	184,000	3,190,560
Fast Retailing Company Limited	11,800	3,691,576
Fielmann AG	1,552	100,086
Foot Locker Incorporated	96,335	5,405,357
Foschini Limited	43,808	472,816
Fourlis Holdings SA †	1,820	11,933
Futures Lifestyle Fashions Limited	5,607	8,131
Gamestop Corporation Class A «	76,300	3,219,860
Genesco Incorporated †	51,100	4,052,230
GEO Company Limited	10,200	89,506
Giordano International Limited	338,000	200,618
GNC Holdings Incorporated Class A	59,853	2,271,421
Group 1 Automotive Incorporated	42,700	3,422,832
Grupo Elektra SA de CV	16,094	468,774
Guess? Incorporated	38,400	900,096
Gulliver International Company Limited	11,100	100,070
Halfords Group	10,381	82,206
Hennes & Mauritz AB	89,703	3,815,674
Hikari Tsushin Incorporated	3,600	223,519
Hotai Motor Company Limited	85,000	1,195,781
Howden Joinery Group plc	55,350	324,737
Industria de Diseno Textil SA	106,685	3,090,941
IT City Public Company Limited †	172,900	16,998
JB Hi-Fi Limited «	17,769	279,964
JIN Company Limited	2,300	66,428
Joshin Denki Company Limited	10,000	87,462
Jumbo SA †	9,157	134,757
K’s Holdings Corporation	9,400	262,454
Kingfisher plc	235,574	1,187,735
Kohnan Shoji Company Limited	4,900	51,475
Komeri Company Limited	6,500	158,994
LOTTE Himart Company Limited	2,142	158,440
Luk Fook Holdings International Limited	65,000	203,805
Lumber Liquidators Holdings Incorporated †	60,400	3,456,088
Mr Price Group Limited	44,003	844,478
Murphy USA Incorporated †	94,111	5,126,226
NAFCO Company Limited	1,400	22,754
Nishimatsuya Chain Company Limited	8,400	66,283
Nitori Company Limited	16,700	1,001,567
O’Reilly Automotive Incorporated †	65,506	10,217,626
OSIM International Limited	55,515	119,559
Outerwall Incorporated «†	43,662	2,573,002

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Paris Miki Incorporated	3,500	$16,248
PetSmart Incorporated	57,000	4,079,490
Point Incorporated	3,600	72,073
Pou Sheng International Holdings Limited †	282,000	27,290
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	48
Premier Investments Limited	16,893	152,250
Reitman’s Canada Limited Class A	2,386	13,079
Rent-A-Center Incorporated	119,682	3,334,341
Right On Company Limited	1,000	6,488
RONA Incorporated	10,259	134,830
Ross Stores Incorporated	49,798	3,755,765
Sa Sa International Holdings Limited	182,000	142,077
Sally Beauty Holdings Incorporated †	82,600	2,302,888
Sanrio Company Limited «	11,000	314,104
Shimachu Company Limited	9,900	226,365
Shimamura Company Limited	4,400	396,675
Staples Incorporated	426,000	4,975,680
Super Cheap Auto Group Limited	25,951	229,039
The Buckle Incorporated «	59,800	2,940,964
The Home Depot Incorporated	297,430	27,809,705
The Men’s Wearhouse Incorporated	99,642	5,383,657
Tiffany & Company	65,300	6,591,382
TJX Companies Incorporated	158,200	9,430,302
Tractor Supply Company	82,750	5,540,113
Trinity Limited	202,000	63,336
Truworths International Limited	104,568	729,390
Ulta Salon, Cosmetics and Fragrance Incorporated †	39,700	3,863,207
United Arrows Limited	4,100	150,137
Urban Outfitters Incorporated †	67,913	2,702,258
USS Company Limited	44,100	726,911
Vitamin Shoppe Incorporated †	69,400	2,719,786
WH Smith plc	12,180	233,548
World Duty Free SpA †	9,260	106,219
Xebio Company Limited	4,100	67,148
Yamada Denki Company Limited «	183,000	587,457

		215,424,162

Textiles, Apparel & Luxury Goods: 1.06%
Adidas-Salomon AG	19,806	1,484,414
ASICS Corporation	37,200	761,913
Billabong International Limited †	77,940	41,128
Burberry Group plc	41,524	979,582
Carter’s Incorporated	34,000	2,814,520
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	855,248
Compagnie Financiere Richemont SA	49,685	4,738,219
Crocs Incorporated †	203,300	3,140,985
Daidoh Limited	1,200	6,390
Daphne International Holdings Limited	130,000	67,096
Deckers Outdoor Corporation †	75,098	6,927,040

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Descente Limited	9,000	$77,678
Eclat Textile Company Limited	41,371	346,021
Feng Tay Enterprise Company Limited	88,400	253,159
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	222,002
Fossil Group Incorporated †	29,140	2,951,591
Fujibo Holdings Incorporated	23,000	74,497
Geox SpA †	950	3,383
Gildan Activewear Incorporated «	10,931	626,725
Global Brands Group Holding Limited †	1,128,530	260,652
Gunze Limited	36,000	101,725
Hanesbrands Incorporated	61,700	6,335,356
Hermes International	1,479	508,861
Hugo Boss AG	2,130	298,483
Iconix Brand Group Incorporated †	103,200	4,296,216
Jaybharat Textiles & Real Estate Limited †(a)	15,488	5,309
Kering	7,111	1,506,639
Kurabo Industries Limited	43,000	76,044
Li & Fung Limited	1,128,530	1,400,824
LPP SA	207	549,337
lululemon athletica incorporated «†	9,595	383,128
Luxottica Group SpA	12,870	687,413
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,527,841
Makalot Industrial Company Limited	40,255	198,645
Michael Kors Holdings Limited †	106,395	8,524,367
Ng2 SA	3,479	129,256
Nike Incorporated Class B	159,100	12,497,305
Onward Kashiyama Company Limited	27,000	180,095
Pacific Textiles Holdings Limited	106,000	126,926
Pandora AS	4,743	354,581
Ports Design Limited	33,000	13,711
Pou Chen Corporation	584,600	675,731
Prada SpA «	47,800	338,915
Puma AG Rudolf Dassler Sport	229	56,869
PVH Corporation	48,381	5,647,998
Ralph Lauren Corporation	13,417	2,270,156
Ruentex Industries Limited	153,911	373,314
Sanyo Shokai Limited	23,000	52,612
Seiko Holdings Corporation Class C	23,000	100,360
Seiren Company Limited	20,900	187,818
Shenzhou International Group Holdings Limited	117,000	364,585
Stella International	100,000	274,837
Steven Madden Limited †	125,250	4,257,248
Tainan Spinning Company Limited	358,060	221,613
Texwinca Holdings Limited	100,000	91,483
The Japan Wool Textile Company Limited	13,000	95,584
The Swatch Group AG - Bearer Shares	2,953	1,601,224
The Swatch Group AG - Regular Shares	4,901	501,818
Titan Industries Limited	44,383	265,801

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tod’s SpA	810	$89,720
TSI Holdings Company Limited	20,900	144,027
Under Armour Incorporated Class A †	99,792	6,821,781
Unitika Limited †	168,000	74,276
VF Corporation	76,816	4,925,442
Wacoal Corporation	26,000	258,138
Wolverine World Wide Incorporated	220,880	5,866,573
Youngone Corporation	5,630	314,274
Yue Yuen Industrial Holdings Limited	151,500	470,136

		105,676,638

Consumer Staples: 6.53%

Beverages: 1.41%
Ambev SA	1,055,533	7,686,034
Anadolu Efes Biracilik Ve Malt Sanayii AS †	41,874	555,995
Anheuser-Busch InBev NV	72,633	8,069,124
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,313,354
Asahi Breweries Limited	94,600	2,983,157
Britvic plc	18,843	214,596
Brown-Forman Corporation Class B	96,121	8,906,572
C&C Group plc	40,119	227,726
Carlsberg AS	10,130	923,849
Carlsberg Brewery Malaysia Bhd	27,300	108,265
Coca-Cola Amatil Limited	95,306	801,099
Coca-Cola Central Japan Company Limited	8,300	207,490
Coca-Cola Enterprises Incorporated	156,900	7,496,682
Coca-Cola Femsa SA	110,500	1,204,141
Coca-Cola HBC AG - London Exchange	17,518	411,227
Coca-Cola Icecek Uretim AS	15,881	374,708
Coca-Cola West Japan Company Limited	14,900	231,853
Compania Cervecerias Unidas SA	26,092	283,808
Constellation Brands Incorporated Class A †	98,800	8,604,492
Cott Corporation	9,100	68,127
Davide Campari-Milano SpA	22,742	175,257
Diageo plc	226,919	6,688,658
Dr Pepper Snapple Group Incorporated	130,940	8,238,745
Fomento Economico Mexicano Sab de CV	439,800	4,264,564
Fraser & Neave Holdings	12,000	67,005
Guinness Anchor Bhd	33,500	142,418
Heineken Holding NV	9,870	681,245
Heineken NV «	20,410	1,552,746
Hey Song Corporation	74,250	82,595
Hite Jinro Company Limited	6,516	148,449
ITO EN Limited	11,400	265,045
Kirin Brewery Company Limited	188,900	2,531,799
Lotte Chilsung Beverage Company Limited	132	268,439
LT Group Incorporated	735,600	258,472
Molson Coors Brewing Company	104,972	7,762,679

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Beverages (continued)
Monster Beverage Corporation †	80,552	$7,121,602
PepsiCo Incorporated	198,163	18,328,096
Pernod-Ricard SA	18,977	2,237,651
Remy Cointreau SA «	1,980	157,372
SABMiller plc	80,862	4,460,898
Sapporo Holdings Limited	76,000	325,052
Suntory Beverage & Food Limited	23,100	847,004
Takara Holdings Incorporated	39,000	337,354
Thai Beverage PCL	2,160,000	1,227,813
The Coca-Cola Company	481,166	20,074,246
Treasury Wine Estates Limited	114,523	546,559
Tsingtao Brewery Company Limited	70,000	531,545
United Spirits Limited	17,882	706,690

		140,702,297

Food & Staples Retailing: 1.41%
Aeon Company Limited «	157,400	1,700,395
Ain Pharmaciez Incorporated	2,200	106,358
Alimentation Couche Tard Incorporated	39,729	1,191,541
ARCS Company Limited	9,300	196,646
Axfood AB	1,584	78,801
Big C Supercenter PCL ADR	174,400	1,310,457
Bim Birlesik Magazalar AS	67,584	1,588,373
Booker Group plc	194,495	432,351
C.P. Seven Eleven PCL	830,800	1,235,535
Carrefour SA	62,398	2,163,249
Casey’s General Stores Incorporated	84,110	6,029,846
Casino Guichard Perrachon SA	5,420	646,856
Cawachi Limited	2,100	36,593
Cencosud SA	244,002	731,890
China Resources Enterprise Limited	266,000	715,621
Cocokara Fine Incorporated	4,000	105,839
Colruyt SA	6,243	297,769
Cosmos Pharmaceutical Corporation	1,800	224,384
Costco Wholesale Corporation	94,427	11,433,221
Dairy Farm International Holdings Limited	52,200	542,880
Delhaize Group SA	10,066	701,651
Distribuidora Internacional SA	61,010	513,691
Dongsuh Company Incorporated	12,182	242,090
E-MART Company Limited	4,953	1,191,905
Empire Company Limited	2,672	185,760
Eurocash SA «	15,296	164,758
FamilyMart Company Limited	12,400	519,621
George Weston Limited	5,500	435,882
Heiwado Company Limited	8,100	131,568
Inageya Company Limited	5,500	61,690
J Sainsbury plc	119,290	574,908
Jeronimo Martins SA	20,490	277,574
Kasumi Company Limited	10,000	80,927

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Kato Sangyo Company Limited	5,600	$122,070
Kesko Oyj	7,559	276,610
Kesko Oyj Class A	1,500	53,629
Koninklijke Ahold NV	92,779	1,584,791
Lawson Incorporated «	13,100	940,526
Life Corporation	4,000	60,474
Loblaw Companies Limited	15,709	783,066
Magnit OJSC Sponsored GDR	68,877	4,008,641
Massmart Holdings Limited	23,414	287,060
Matsumotokiyoshi Holdings Company Limited	9,100	287,313
Metcash Limited	168,315	441,726
Metro AG †	12,722	446,821
Metro Incorporated «	9,679	627,493
OKUWA Company Limited	6,000	57,379
President Chain Store Corporation	126,032	955,027
Puregold Price Club Incorporated	289,300	240,199
Rallye SA	2,005	95,763
Rite Aid Corporation †	1,901,380	11,826,584
Ryoshoku Limited	4,200	99,101
Safeway Incorporated	154,716	5,381,022
Seven & I Holdings Company Limited «	147,480	5,914,367
Shoprite Holdings Limited	81,698	1,129,391
Sligro Food Group NV	1,429	56,460
Sonae SGPS SA	93,661	142,510
SPAR Group Limited	29,921	365,714
Sugi Pharmacy Company Limited	8,400	349,580
Sun Art Retail Group Limited «	518,000	618,254
Sundrug Company Limited	6,600	293,066
Super-Sol Limited	1,882	5,359
Sysco Corporation	83,348	3,153,055
Tesco plc	770,024	2,939,579
The Fresh Market Incorporated «†	90,109	3,005,135
The Jean Coutu Group PJC Incorporated	9,211	191,116
The Kroger Company	68,400	3,487,032
The Maruetsu Incorporated	2,000	8,650
Tsuruha Holdings Incorporated	6,600	360,306
United Natural Foods Incorporated †	105,079	6,755,529
UNY Company Limited	43,900	246,831
Valor Company Limited	9,100	145,799
Wal-Mart de Mexico SAB de CV	1,321,710	3,590,123
Wal-Mart Stores Incorporated	210,643	15,903,547
Walgreen Company	115,200	6,971,904
Welcia Holdings Company	4,800	140,939
Wesfarmers Limited	203,896	8,247,467
Whole Foods Market Incorporated	80,242	3,140,672
William Morrison Supermarkets plc	218,799	644,750
Woolworths Limited	223,672	7,553,769
Yaoko Company Limited	2,300	138,161
Yokohama Reito Company	7,100	56,366

		139,981,356

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food Products: 2.03%
Ajinomoto Company Incorporated	120,000	$1,950,887
Alicorp SA	148,947	409,480
Archer Daniels Midland Company	86,500	4,312,890
Ariake Japan Company Limited	5,600	130,628
Aryzta AG	9,603	877,089
Asiatic Development Bhd	46,000	146,815
Associated British Foods plc	34,117	1,621,585
Barry Callebaut AG	233	285,524
Boustead Plantations Bhd	16,100	8,173
BRF Brasil Foods SA	163,200	4,367,067
Bunge Limited	94,345	7,986,304
CALBEE Incorporated	20,700	714,239
Campbell Soup Company	119,300	5,347,026
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food PCL	445,500	411,467
China Agri-Industries Holdings Limited	700	286
China Culiangwang Beverages Holdings Limited †	48,000	2,446
China Fishery Group Limited	36,922	10,642
China Huishan Dairy Holdings Company Limited «	1,506,000	349,778
China Huiyuan Juice Group †	21,500	9,293
China Mengniu Dairy Company	347,000	1,609,622
CJ Cheiljedang Corporation	1,850	689,679
ConAgra Foods Incorporated	264,514	8,517,351
Corbion NV	9,068	151,796
Dairy Crest Group plc	6,886	47,225
Danone SA	55,788	3,895,302
Darling Ingredients Incorporated †	354,500	6,834,760
Dean Foods Company «	215,700	3,490,026
Dydo Drinco Incorporated	1,900	80,532
Ebro Puleva SA	6,042	122,259
Ezaki Glico Company Limited	20,000	390,600
Felda Global Ventures Holdings Bhd	469,000	568,395
Flowers Foods Incorporated	110,450	2,162,611
Fuji Oil Company Limited	13,300	218,588
Futuris Corporation Limited †	36,531	6,482
General Mills Incorporated	81,600	4,355,808
Global Bio-Chem Technology Group Company Limited †	179,200	6,937
Golden Agri-Resources Limited	1,248,045	509,590
Goodman Fielder Limited	268,842	160,694
GrainCorp Limited	43,413	367,343
Grupo Bimbo Sab de CV	544,700	1,723,646
Hain Celestial Group Incorporated †	108,933	10,714,650
Hokuto Corporation	5,200	98,257
House Foods Corporation	16,400	294,127
Indofood Agri Resources Limited	39,000	27,009
Indofood CBP Sukses Makmur Tbk	384,000	344,689
Ingredion Incorporated	49,705	3,964,471
IOI Corporation Bhd	654,346	992,314
Itoham Foods Incorporated	35,000	168,869
J-Oil Mills Incorporated	19,000	63,002

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Food Products (continued)
JBS SA	181,023	$818,384
Kagome Company Limited	16,000	269,883
KAMEDA SEIKA Company Limited	2,900	90,725
Kellogg Company	37,300	2,423,381
Kerry Group plc Class A – Dublin Exchange	15,076	1,134,072
Keurig Green Mountain Incorporated	77,792	10,371,229
Khon Kaen Sugar Industry PCL	23,320	10,076
Kikkoman Corporation	38,000	831,986
Kraft Foods Group Incorporated	77,492	4,564,279
Kuala Lumpur Kepong Bhd	99,100	692,945
Kulim (Malaysia) Bhd †	101,600	106,371
Lancaster Colony Corporation	41,769	3,692,797
Lindt & Spruengli AG	10	626,600
Lindt & Spruengli AG - Participation Certificate	96	503,293
Lotte Confectionery Company Limited	228	487,953
Maple Leaf Foods Incorporated	14,491	269,882
Marico Kaya Enterprises Limited †	1,401	12,746
Marine Harvest ASA «	25,295	342,208
Marudai Food Company Limited	35,000	131,866
Maruha Nichiro Corporation †	8,700	135,461
McCormick & Company Incorporated	78,300	5,456,727
Mead Johnson Nutrition Company	45,720	4,370,832
Megmilk Snow Brand Company Limited	9,100	119,473
Meiji Holdings Company Limited	14,900	1,227,286
Mitsui Sugar Company Limited	17,000	63,886
Mondelez International Incorporated Class A	224,855	8,137,502
Morinaga & Company Limited	51,000	108,328
Morinaga Milk Industry Company Limited	43,000	150,022
Nestle India Limited	4,820	478,866
Nestle Malaysia Bhd	10,000	213,579
Nestle SA	284,669	22,093,204
Nestle SA ADR	15	1,164
Nichirei Corporation	52,000	244,894
Nippon Flour Mills Company Limited	38,000	191,014
Nippon Meat Packers Incorporated	39,000	825,393
Nippon Suisan Kaisha Limited †	41,400	120,167
Nisshin Seifun Group Incorporated	46,200	532,402
Nissin Food Products Company Limited	16,700	956,625
Nong Shim Company Limited	901	223,928
Nutreco NV	6,963	267,838
Orion Corporation	971	836,021
Orkla ASA	72,715	656,998
Osem Investment Limited	3,453	76,160
PPB Group Bhd	119,200	558,939
Premier Foods plc †	25,209	17,996
PT Astra Agro Lestari Tbk	71,500	155,867
PT Charoen Pokphand Indonesia Tbk	1,636,000	537,758
PT Indofood Sukses Makmur Tbk	993,924	584,161
QP Corporation	24,000	411,053

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Ridley Corporation Limited	11,389	$9,467
Riken Vitamin Company Limited	2,000	51,459
Sakata Seed Corporation	5,700	75,821
Saputo Incorporated	12,604	766,696
Showa Sangyo Company Limited	27,000	99,909
Shree Renuka Sugars Limited	50,603	16,178
Standard Foods Corporation	71,499	183,708
Strauss Group Limited	1,291	23,563
Suedzucker AG	5,793	99,713
Tata Tea Limited	45,086	111,823
Tate & Lyle plc	44,144	495,778
Thai Union Frozen Products PCL	37,044	79,736
The Hershey Company	33,800	3,089,996
The Nisshin Oillio Group Limited	21,000	74,074
Tiger Brands Limited	43,269	1,245,385
Tingyi Holding Corporation	498,000	1,397,604
Toyo Suisan Kaisha Limited	20,000	625,691
TreeHouse Foods Incorporated †	93,923	7,750,526
Tyson Foods Incorporated Class A	179,609	6,835,919
Uni-President Enterprises Corporation	1,218,198	2,229,318
Unilever NV	158,929	6,606,171
Unilever plc ADR	103,047	4,548,845
United Plantations Bhd	17,000	148,319
Universal Robina Corporation	238,100	887,414
Viscofan SA	4,011	223,617
Vitasoy International Holdings Limited	188,000	237,242
Want Want China Holdings Limited	1,798,000	2,229,506
Wei Chuan Food Corporation	140,000	206,086
Wilmar International Limited	474,930	1,201,536
Yakult Honsha Company Limited	31,100	1,706,771
Yamazaki Baking Company Limited	34,000	447,364

		202,357,708

Household Products: 0.74%
Church & Dwight Company Incorporated	82,400	5,622,976
Clorox Company	76,500	6,777,900
Colgate-Palmolive Company	187,516	12,137,911
Henkel AG & Company KGaA	11,153	1,060,838
Hindustan Unilever Limited	153,378	1,876,656
Kimberly-Clark Corporation	50,316	5,434,128
LG Household & Health Care Limited Class H	2,428	1,228,427
Lion Corporation	52,000	301,869
Pigeon Corporation	7,000	413,763
PT Unilever Indonesia Tbk	256,000	678,983
PZ Cussons plc	28,166	172,357
Reckitt Benckiser Group plc	61,638	5,372,239
ST Corporation	700	6,741
Svenska Cellulosa AB Class A	7,500	180,062
Svenska Cellulosa AB Class B	56,712	1,363,181

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Household Products (continued)
The Procter & Gamble Company	345,482	$28,713,009
Uni-Charm Corporation	29,400	1,930,236

		73,271,276

Personal Products: 0.28%
Aderans Company Limited	6,500	96,146
Amorepacific Corporation	663	1,379,683
Amorepacific Group	757	789,887
Avon Products Incorporated	277,900	3,901,716
BaWang International Group Holding Limited †	82,000	4,126
Beiersdorf AG	10,132	891,834
Colgate-Palmolive Company India Limited	6,799	172,115
Dabur India Limited	131,061	502,386
Dr. Ci Labo Company Limited	4,400	155,836
Emami Limited	9,988	107,682
Estee Lauder Companies Incorporated Class A	55,820	4,288,651
Euglena Company Limited «†	10,800	138,471
FANCL Corporation	7,300	91,070
Godrej Consumer Products Limited	26,964	438,121
Hengan International Group Company Limited	203,500	2,170,215
Kao Corporation	101,000	4,353,741
Kobayashi Pharmaceutical Company Limited	5,600	358,999
Kose Corporation	4,900	213,811
L’Oreal SA	19,239	3,185,164
Mandom Corporation	3,200	123,331
Marico Limited	70,088	314,460
Milbon Company Limited	2,000	66,221
Natura Cosmeticos SA	45,000	824,414
NU Skin Enterprises Incorporated Class A	36,400	1,627,808
Oriflame Cosmetics SA «	2,947	56,290
Pola Orbis Holdings Incorporated	3,800	149,743
Shiseido Company Limited	76,800	1,417,233

		27,819,154

Tobacco: 0.66%
Altria Group Incorporated	262,680	11,316,254
British American Tobacco Malaysia Bhd	28,400	648,731
British American Tobacco plc	164,537	9,706,605
Eastern Company	2,662	63,489
Imperial Tobacco Group plc	81,118	3,537,731
ITC Limited	496,529	2,907,329
Japan Tobacco Incorporated	214,500	7,347,571
KT&G Corporation	30,094	2,816,629
Lorillard Incorporated	48,900	2,919,330
Philip Morris International Incorporated	205,550	17,590,969
PT Gudang Garam Tbk	106,500	491,644
Reynolds American Incorporated	38,462	2,248,873
Souza Cruz SA	85,600	801,508

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Tobacco (continued)
Swedish Match AB	21,840	$729,328
Universal Corporation	53,800	2,838,488

		65,964,479

Energy: 7.22%

Energy Equipment & Services: 1.54%
Aban Offshore Limited	2,949	34,447
Aker Solutions ASA	17,388	263,151
AMEC plc	31,672	591,528
Atwood Oceanics Incorporated †	126,000	6,225,660
Baker Hughes Incorporated	58,300	4,030,862
Bourbon SA	4,428	126,254
Bristow Group Incorporated	80,500	5,874,890
Bumi Armada Bhd	170,300	159,386
Calfrac Well Services Limited	3,918	73,906
Cameron International Corporation †	48,838	3,630,129
CARBO Ceramics Incorporated «	43,100	4,637,129
CGG SP ADR †	689	6,201
China Oilfield Services Limited Class H	474,000	1,403,643
Compagnie Generale de Geophysique Veritas «†	16,437	147,186
Core Laboratories NV	26,884	4,247,403
Dresser-Rand Group Incorporated †	47,541	3,294,591
Dril-Quip Incorporated †	88,510	8,981,110
Enerflex Limited	4,043	78,012
Ensign Energy Services Incorporated	11,978	179,676
Ezra Holdings Limited	125,000	112,085
FMC Technologies Incorporated †	140,304	8,676,399
Fred Olsen Energy ASA	4,001	93,796
Fugro NV	7,340	266,233
Halliburton Company	1	68
Helix Energy Solutions Group Incorporated †	216,195	5,906,447
Helmerich & Payne Incorporated	72,400	7,605,620
Hunting plc	13,249	195,539
John Wood Group plc	30,475	396,903
KNM Group Bhd †	12	4
Kvaerner ASA	10,061	17,288
McDermott International Incorporated «†	519,100	3,737,520
Modec Incorporated	3,100	84,647
Mullen Group Limited	6,400	170,816
Nabors Industries Limited	169,100	4,601,211
Noble Corporation plc	164,900	4,693,054
Oceaneering International Incorporated	64,168	4,463,526
Oil States International Incorporated	35,300	2,278,615
Paragon Offshore PLC «†	54,965	512,277
Pason Systems Incorporated	10,745	342,421
Patterson-UTI Energy Incorporated	95,079	3,284,029
Petrofac Limited	25,283	473,882
Petroleum Geo-Services ASA	19,980	150,351
Precision Drilling Corporation	20,412	260,195

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Energy Equipment & Services (continued)
Prosafe ASA	26,130	$159,108
Saipem SpA †	23,203	550,606
Sapurakencana Petroleum Bhd	640,922	858,087
Savanna Energy Services Corporation	11,539	83,521
SBM Offshore NV †	17,972	275,225
Schlumberger Limited	283,405	31,072,524
Schoeller-Bleckmann Oilfield Equipment AG	1,839	193,308
Seacor Holdings Incorporated †	41,200	3,361,920
Seadrill Limited «	33,756	1,242,850
Seventy Seven Energy Incorporated †	5,345	125,447
Shawcor Limited Class A	4,528	245,411
Shinko Plantech Company Limited	7,600	58,948
Subsea 7 SA	26,952	448,334
Technip SA	10,276	951,902
Tecnicas Reunidas SA	2,168	118,546
Tenaris SA	45,222	997,652
TGS Nopec Geophysical Company ASA	10,707	300,586
Tidewater Incorporated	35,240	1,792,659
Toyo Kanetsu K. K.	23,000	57,696
Trican Well Service Limited	16,245	234,718
Trinidad Drilling Limited	7,400	68,058
Unit Corporation †	95,900	6,311,179
Weatherford International plc †	456,339	10,810,671
WorleyParsons Limited	36,573	561,547

		153,188,593

Oil, Gas & Consumable Fuels: 5.68%
Advantage Oil & Gas Limited †	8,522	52,670
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc †	100,824	163,198
Alpha Natural Resources Incorporated «†	510,100	2,014,895
Altagas Limited	11,048	534,364
Anadarko Petroleum Corporation	108,900	12,271,941
Apache Corporation	53,000	5,396,990
ARC Resources Limited «	29,540	853,897
Athabasca Oil Corporation †	28,194	205,368
Australian Worldwide Exploration Limited †	77,909	126,608
Bankers Petroleum Limited †	23,555	142,981
Banpu PCL	142,000	143,378
Bayan Resources Group †	170,500	102,030
Baytex Energy Corporation «	11,349	507,485
Beach Petroleum Limited	243,921	370,191
BG Group plc	307,585	6,135,309
Bharat Petroleum Corporation Limited	36,149	413,617
Birchcliff Energy Limited †	4,522	52,818
Bonavista Energy Corporation «	16,745	228,236
BP plc	1,636,041	13,081,972
Brightoil Petroleum Holdings Limited †	514,000	191,671
Cabot Oil & Gas Corporation	249,824	8,379,097

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cairn Energy plc †	48,348	$144,156
Caltex Australia Limited	22,940	610,393
Cameco Corporation «	37,200	727,372
Canadian Natural Resources Limited	103,154	4,495,970
Canadian Oil Sands Limited	45,830	987,160
Cenovus Energy Incorporated	72,271	2,305,121
Cheniere Energy Incorporated †	130,400	10,465,904
Chesapeake Energy Corporation	74,832	2,035,430
Chevron Corporation	243,123	31,472,272
China Coal Energy Company	929,962	566,373
China Petroleum & Chemical Corporation	5,875,600	5,958,957
China Shenhua Energy Company Limited	891,500	2,570,954
Cimarex Energy Company	55,500	8,056,380
CNOOC Limited	3,725,000	7,488,403
Coal India Limited	146,299	858,554
Coal of Africa Limited †	38,864	2,250
Concho Resources Incorporated †	68,428	9,719,513
Connacher Oil & Gas Limited †	22,597	3,845
ConocoPhillips Company	160,467	13,033,130
Continental Resources Incorporated «†	9,867	1,591,448
Corridor Resources Incorporated †	1,363	2,520
Cosan SA Industria Comercio Npv	23,400	486,084
Cosmo Oil Company Limited	129,000	241,770
Crescent Point Energy Corporation «	36,103	1,494,192
Crew Energy Incorporated †	7,839	80,387
Dart Energy Limited †	34,277	4,162
Delek Group Limited	312	113,470
DNO ASA †	102,500	308,925
Dragon Oil plc	21,264	209,549
Ecopetrol SA Sponsored ADR «	63,212	2,185,871
Empresas Copec SA	115,354	1,468,564
Enbridge Incorporated	77,200	3,850,415
Encana Corporation	70,534	1,626,310
Energen Corporation	46,326	3,728,316
Energy Resources of Australia Limited †	13,099	16,393
Energy XXI (Bermuda) Limited	153,800	2,537,700
Enerplus Corporation	20,247	463,486
ENI SpA	247,150	6,163,617
ENI SpA ADR	4,276	213,201
EnQuest plc - United Kingdom Exchange †	56,296	112,619
EOG Resources Incorporated	117,896	12,954,412
EQT Corporation	89,400	8,855,964
Esso Thailand PCL †	26,300	4,858
Establissements Maurel et Prom †	5,783	90,271
EXCO Resources Incorporated «	416,374	2,011,086
Exxaro Resources Limited	30,766	435,202
Exxon Mobil Corporation	549,931	54,696,137
Formosa Petrochemical Corporation	366,590	925,965
Galp Energia SGPS SA	20,077	356,132
Gazprom ADR	1,577,489	11,279,046

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Golar LNG Limited	2,733	$169,326
Gran Tierra Energy Incorporated †	23,505	157,594
Grupa Lotos SA †	10,126	95,286
GS Holdings Corporation	22,513	955,851
Gulf Keystone Petroleum Limited «†	88,919	116,619
Gulfport Energy Corporation †	48,900	2,860,650
Hess Corporation	35,500	3,589,050
Hidili Industry International Development Limited †	88,000	10,333
HollyFrontier Corporation	128,985	6,453,120
Husky Energy Incorporated «	26,600	809,767
Idemitsu Kosan Company Limited	21,600	473,749
Imperial Oil Limited	23,700	1,261,181
Indian Oil Corporation Limited	25,887	153,325
Inpex Holdings Incorporated	211,800	3,033,130
IRPC PCL	974,221	101,265
Itochu Enex Company Limited	6,000	43,193
Ivanhoe Energy Incorporated †	427	978
Japan Petroleum Exploration Company	7,300	284,156
JX Holdings Incorporated	488,400	2,510,417
Karoon Gas Australia Limited †	31,102	110,091
Keyera Corporation	7,024	617,967
Kodiak Oil & Gas Corporation †	584,100	9,503,307
Koninklijke Vopak NV	6,083	311,877
Kunlun Energy Company Limited	780,000	1,288,250
Lightstream Resources Limited	12,979	74,964
Long Run Exploration Limited	449	2,176
Lubelski Wegiel Bogdanka SA	8,893	323,463
Lukoil ADR	27,399	1,520,918
Lukoil ADR - London Exchanges	110,894	6,182,341
Lundin Petroleum AB †	23,462	437,064
Mangalore Refinery & Petrochemicals Limited †	21,310	21,616
Marathon Oil Corporation	88,361	3,683,770
Marathon Petroleum Corporation	39,588	3,602,904
Meg Energy Corporation †	12,100	431,006
Mitsuuroko Holdings Company Limited	10,000	56,706
MOL Hungarian Oil & Gas plc	10,411	512,643
Mongolia Energy Company Limited †	277,000	8,042
Murphy Oil Corporation	112,300	7,015,381
Neste Oil Oyj	15,503	303,515
New Hope Corporation Limited	33,755	96,468
New Zealand Oil & Gas Limited	22,428	14,539
Newfield Exploration Company †	84,400	3,782,808
Niko Resource Limited «†	5,137	7,465
Nippon Gas Company Limited	8,800	265,155
Noble Energy Incorporated	79,494	5,734,697
NovaTek OAO	6,672	661,952
NovaTek OAO Sponsored GDR	27,002	2,716,401
NuVista Energy Limited †	3,905	41,841
Oasis Petroleum Incorporated †	56,700	2,789,073
Oil & Natural Gas Corporation Limited	461,642	3,309,398

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oil India Limited	23,455	$237,874
Oil Refineries Limited †	49,320	16,281
Oil Search Limited	194,333	1,758,709
OMV AG	14,891	575,241
ONEOK Incorporated	122,392	8,591,918
Ophir Energy plc †	50,585	197,014
Origin Energy Limited	214,079	3,105,054
PA Resources AB †	1,136	1,065
Pacific Rubiales Energy Corporation	30,807	641,187
Paladin Energy Limited «†	189,449	75,198
Paz Oil Company Limited	173	26,653
Peabody Energy Corporation	173,000	2,747,240
Pembina Pipeline Corporation «	28,155	1,293,944
Pengrowth Energy Corporation «	42,515	270,973
Penn West Petroleum Limited «	42,170	327,726
Petrobras Energia SA †	3,538	22,820
PetroChina Company Limited	4,882,000	6,929,246
Petroleo Brasileiro SA	685,945	6,784,374
Petronas Dagangan Bhd	54,000	344,353
Petronet LNG Limited	37,495	113,758
Peyto Exploration & Development Corporation «	13,213	468,221
Phillips 66	73,962	6,436,173
Pioneer Natural Resources Company	31,300	6,530,745
Polish Oil & Gas	349,279	532,160
Polski Koncern Naftowy Orlen SA	69,716	858,241
Premier Oil plc	62,107	358,812
PT Adaro Energy Tbk	4,031,000	453,154
PT Bumi Resources Tbk †	4,613,358	76,906
PT Indika Energy Tbk †	202,500	12,724
PT Indo Tambangraya Megah Tbk	86,500	208,347
PT Tambang Batubara Bukit Asam Tbk	159,500	182,032
PTT Exploration and Production PCL	297,271	1,531,029
PTT PCL - Foreign Exchange	193,700	1,946,703
QEP Resources Incorporated	115,000	4,090,550
Questerre Energy Corporation †(a)	8,414	9,156
Range Resources Corporation	96,945	7,618,908
Reliance Industries Limited	408,987	6,731,301
Reliance Industries Limited GDR 144A	2,006	66,760
Repsol YPF SA	88,887	2,206,221
Roc Oil Company Limited †	8,115	5,192
Rosetta Resources Incorporated †	134,400	6,720,000
Rosneft OJSC GDR	256,180	1,560,905
Royal Dutch Shell plc Class A - Amsterdam Exchange	53,947	2,178,609
Royal Dutch Shell plc Class A - London Exchange	298,671	12,088,551
Royal Dutch Shell plc Class B	213,879	9,038,341
S-Oil Corporation	8,742	403,928
SandRidge Energy Incorporated «†	255,550	1,339,082
Santos Limited «	171,084	2,369,596
Saras SpA †	12,269	14,654
Sasol Limited	118,620	6,875,929

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Semgroup Corporation Class A	94,000	$8,246,620
Showa Shell Sekiyu KK	37,700	404,375
Silverwillow Energy Corporation †	1,901	332
SK Energy Company Limited	14,381	1,334,634
SM Energy Company	41,700	3,712,968
SOCO International plc	30,069	211,158
Southwestern Energy Company †	79,513	3,274,345
Spectra Energy Corporation	88,112	3,670,746
Spyglass Resources Corporation	2,042	2,949
Statoil ASA	99,008	2,779,531
Storm Resources Limited †	281	1,489
Suncor Energy Incorporated	136,487	5,602,331
Surgutneftegas SP ADR	257,109	1,779,194
Talisman Energy Incorporated	97,600	981,117
Tatneft ADR	15,590	578,389
Tatneft Sponsored ADR	63,100	2,341,010
Teekay Corporation	83,135	5,097,838
Tesoro Corporation	84,900	5,496,426
Thai Oil PCL	104,800	169,800
The Williams Companies Incorporated	89,900	5,343,656
TonenGeneral Sekiyu KK	53,000	483,416
Total SA	206,933	13,646,641
Touchstone Exploration Incorporated †	3,067	2,398
Tourmaline Oil Corporation †	13,128	664,912
TransCanada Corporation	66,600	3,578,992
Transglobe Energy Corporation	11,093	75,191
Tullow Oil plc	85,595	1,037,334
Tupras Turkiye Petrol Rafinerileri AS	26,905	632,327
Ultra Petroleum Corporation «†	95,900	2,544,227
Ultrapar Participacoes SA	109,300	2,816,849
Valero Energy Corporation	66,951	3,624,727
Veresen Incorporated «	17,802	304,859
Vermilion Energy Incorporated «	9,494	617,595
Washington H. Soul Pattinson & Company Limited	25,619	349,332
Western Refining Incorporated	34,800	1,619,244
White Energy Company Limited «†	56,094	9,954
Whitehaven Coal Limited «†	113,230	208,859
Woodside Petroleum Limited	118,676	4,732,760
World Fuel Services Corporation	153,482	6,811,531
WPX Energy Incorporated †	128,282	3,414,867
Yanchang Petroleum International Limited †	280,000	14,813
Yanzhou Coal Mining Company Limited	442,000	374,129

		565,453,136

Financials: 20.90%

Banks: 8.09%
77 Bank Limited	73,000	393,609
Affin Holdings Bhd	93,730	100,213
Agricultural Bank of China Limited	6,254,000	2,888,926

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Banks (continued)
Agricultural Bank of Greece †(a)	342	$0
Akbank TAS	440,661	1,679,874
Alior Bank SA †	10,058	239,317
AMMB Holdings Bhd	186,100	394,400
Aozora Bank Limited	218,000	743,813
Associated BancCorp	326,405	5,934,043
Asya Katilim Bankasi AS †(a)	100,851	57,856
Australia & New Zealand Banking Group Limited	509,452	15,906,086
Axis Bank Limited	257,235	1,684,024
Banca Carige SpA †	33,259	5,297
Banca Monte dei Paschi di Siena SpA †	265,869	397,547
Banca Piccolo Credito Valtellinese Scarl †	9,849	11,356
Banca Popolare dell’Emilia Romagna Scarl †	38,724	324,878
Banca Popolare dell’Etruria e del Lazio †	258	247
Banca Popolare di Milano Scarl †	484,767	385,679
Banca Popolare di Sondrio Scarl	27,109	123,387
Banco Bilbao Vizcaya Argentaria SA	519,916	6,291,753
Banco Bradesco SA	118,670	2,121,587
Banco Comercial Portugues SA †	3,424,278	465,681
Banco Continental Peru	37,404	63,776
Banco de Brasil SA	288,985	4,517,125
Banco de Chile	6,234,155	769,123
Banco de Credito del Peru	5,944	10,427
Banco de Credito e Inversiones	9,827	541,795
Banco de Sabade SA	321,738	1,012,903
Banco Espirito Santo SA †(a)	275,359	0
Banco Itau Holding Financeira SA	58,589	973,648
Banco Popolare Societa Cooperativa †	39,538	616,658
Banco Popular Espanol SA	149,620	934,014
Banco Santander Brasil SA	213,914	1,477,378
Banco Santander Central Hispano SA	984,234	9,815,648
Banco Santander Central Hispano SA ADR «	87,065	863,685
Banco Santander Chile SA	13,980,264	826,769
Bancolombia SA ADR	36,000	2,278,080
BancorpSouth Incorporated	190,673	4,036,547
Bangkok Bank PCL – Non-voting	76,900	493,566
Bangkok Bank PCL	31,000	198,967
Bank BPH SA †	309	3,574
Bank Handlowy w Warszawie SA	8,631	308,544
Bank Hapoalim Limited	105,587	598,164
Bank Leumi Le - Israel Exchange †	148,085	577,923
Bank Millennium SA	93,393	234,142
Bank of America Corporation	1,339,566	21,553,617
Bank of Baroda	16,312	234,277
Bank of China Limited	15,905,100	7,388,128
Bank of Communications Limited	2,112,350	1,542,687
Bank of Cyprus PCL †(a)	115,392	0
Bank of East Asia Limited	268,846	1,144,756
Bank of Greece	900	15,728
Bank of Hawaii Corporation	98,517	5,718,912

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
Bank of India	22,645	$103,541
Bank of Ireland plc - Europe Exchange †	2,392,830	952,650
Bank of Kyoto Limited	72,000	633,188
Bank of Montreal «	62,035	4,773,152
Bank of Nova Scotia	108,505	7,189,092
Bank of Queensland Limited	68,292	802,369
Bank of the Philippine Islands	347,596	757,377
Bank of the Ryukyus Limited	7,500	121,318
Bank of Yokohama Limited	252,000	1,389,518
Bank Pekao SA	31,782	1,787,083
Bank Zachodni WBK SA	6,822	789,132
Bankia SA †	318,040	615,132
Bankinter SA	39,803	329,537
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	132,757
Barclays Africa Group Limited	90,379	1,411,493
Barclays plc	1,310,008	4,881,362
BDO Unibank Incorporated	350,788	728,126
Bendigo Bank Limited	82,324	957,237
Berner Kantonalbank AG	648	127,052
BNP Paribas SA	98,106	6,623,209
BNP Paribas SA ADR	1,680	56,700
BOC Hong Kong Holdings Limited	659,000	2,215,076
BOK Financial Corporation	16,662	1,122,686
Branch Banking & Trust Corporation	92,697	3,460,379
BRE Bank SA	3,102	448,891
BS Financial Group Incorporated	58,633	971,482
Bumiputra Commerce Holdings Bhd	742,748	1,739,048
Canadian Imperial Bank of Commerce «	38,100	3,641,103
Canadian Western Bank	8,239	308,176
Canara Bank	13,142	81,899
Cathay General Bancorp	168,009	4,374,954
Chang Hwa Commercial Bank	1,131,723	704,239
Chiba Bank Limited	168,000	1,183,565
China Banking Corporation †	133,386	157,861
China CITIC Bank	2,069,000	1,305,464
China Construction Bank	19,758,990	14,685,297
China Development Financial Holding Corporation	3,636,338	1,228,719
China Merchants Bank Company Limited	1,204,022	2,302,386
China Minsheng Banking Corporation Limited	1,691,280	1,588,702
China Trust Financial Holding Company Limited	3,813,648	2,775,024
CIT Group Incorporated	118,742	5,694,866
Citigroup Incorporated	397,069	20,508,614
City National Corporation	30,600	2,321,928
Comerica Incorporated	119,409	6,011,049
Commerce Bancshares Incorporated	51,895	2,393,916
Commercial International Bank	155,635	1,005,852
Commerzbank AG †	79,746	1,207,092
Commonwealth Bank of Australia	299,797	22,769,229
CorpBanca NPV	35,444,248	439,157
Credicorp Limited	17,248	2,674,647

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
Credit Agricole d’Ile de France	154	$15,178
Credit Agricole SA	108,946	1,615,443
Credito Emiliano SpA	1,169	10,798
Criteria CaixaCorp SA	78,586	472,715
Cullen Frost Bankers Incorporated	34,153	2,684,426
Dah Sing Banking Group Limited	36,901	66,279
Dah Sing Financial Holdings Limited	32,795	192,537
Danske Bank AS	64,716	1,819,706
DBS Group Holdings Limited	329,562	4,728,194
Dexia †	39,586	1,612
DGB Financial Group Incorporated	28,214	492,517
DnB Nor ASA	85,061	1,586,501
E.SUN Financial Holding Company Limited	1,383,719	909,656
East West Bancorp Incorporated	89,220	3,108,425
EnTie Commercial Bank	238,977	120,726
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	688,573
Far Eastern International Bank	616,661	222,811
FIBI Holdings Limited †	970	24,092
Fifth Third Bancorp	116,100	2,369,021
First Financial Holding Company Limited	1,672,303	1,035,031
First Horizon National Corporation	484,012	5,885,586
First Niagara Financial Group Incorporated	227,045	1,975,292
First Republic Bank	80,589	3,940,802
FirstMerit Corporation	362,146	6,241,586
FNB Corporation PA	361,416	4,467,102
Fukuoka Financial Group Incorporated	165,000	799,270
Fulton Financial Corporation	400,340	4,617,922
Getin Noble Bank SA †	246,433	200,042
Glacier Bancorp Incorporated	165,066	4,493,097
Grupo Financiero Banorte SAB de CV	533,500	3,761,131
Grupo Financiero Inbursa SAB de CV	682,564	2,092,046
Grupo Financiero Santander SAB de CV	333,979	1,004,995
Gunma Bank Limited	92,000	542,035
Hana Financial Group Incorporated	75,684	3,176,048
Hancock Holding Company	180,132	5,987,588
Hang Seng Bank Limited	137,700	2,325,782
HDFC Bank Limited	245,309	3,410,191
HDFC Bank Limited ADR	4,473	222,263
Higashi-Nippon Bank Limited	24,000	63,895
Hokuhoku Financial Group Incorporated	305,000	606,805
Hong Leong Bank Bhd	97,760	446,619
Hong Leong Financial Group Bhd	68,900	372,480
HSBC Holdings plc	1,676,122	18,142,649
Hua Nan Financial Holdings Company Limited	1,632,519	1,013,139
Huntington Bancshares Incorporated	538,096	5,297,555
IBERIABANK Corporation	66,900	4,365,225
ICICI Bank Limited	117,408	3,012,208
ICICI Bank Limited ADR	4,228	226,198
Indian Overseas Bank	27,110	27,164
Indusind Bank Limited	81,278	784,183

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
Industrial & Commercial Bank of China Limited Class H	19,721,442	$13,079,685
Industrial Bank of Korea	44,220	767,564
Industrial Development Bank of India Limited	65,269	81,694
ING Bank Slaski SA	7,363	312,639
International Bancshares Corporation	124,940	3,293,418
Intesa Sanpaolo RSP	86,693	226,112
Intesa Sanpaolo SpA	1,335,380	3,972,465
Israel Discount Bank Limited †	70,341	118,071
Itausa Investimentos Itau SA	52,534	254,632
Jimoto Holdings Incorporated	34,300	71,208
Joyo Bank Limited	145,000	752,559
JPMorgan Chase & Company	483,177	28,724,873
Jyske Bank AS †	7,244	394,855
Kansai Urban Banking Corporation	76,000	92,037
Kasikornbank PCL - Foreign Exchange	145,600	1,030,232
Kasikornbank PCL - Non-voting	118,800	836,882
KB Financial Group Incorporated	100,141	4,103,613
KBC Groep NV †	24,231	1,380,987
KeyCorp	590,550	8,037,386
Kiatnakin Finance	6,000	7,890
King’s Town Bank	212,000	239,019
KJB Financial Group Company Limited †	5,204	58,253
KNB Financial Group Company Limited †	7,953	106,673
Komercni Banka AS	3,616	839,396
Kotak Mahindra Bank Limited	52,649	900,230
Krung Thai Bank PCL ADR	433,625	319,042
Laurentian Bank of Canada	1,861	85,185
Liu Chong Hing Bank Limited	5,771	13,478
Lloyds TSB Group plc †	4,809,550	6,089,837
Lloyds TSB Group plc ADR «†	3,708	19,022
M&T Bank Corporation «	84,421	10,436,968
Malayan Banking Bhd	715,848	2,293,802
Malaysian Plantations Bhd	96,700	149,100
MB Financial Incorporated	125,700	3,556,053
Mega Financial Holding Company Limited	2,211,187	1,908,587
Metropolitan Bank & Trust Company	248,660	490,191
Mitsubishi UFJ Financial Group Incorporated	2,619,070	15,058,174
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,539
Miyazaki Bank Limited	34,000	108,818
Mizuho Financial Group Incorporated	4,487,500	8,535,501
National Australia Bank Limited	437,257	14,374,843
National Bank of Canada	30,600	1,472,166
National Bank of Greece SA †	5,946	20,391
National Bank of Greece SA ADR †	486	1,667
National Penn Bancshares Incorporated	256,156	2,561,560
Natixis	85,430	600,541
Nedbank Group Limited «	43,668	936,306
Nishi-Nippon City Bank Limited	144,000	376,453
Nordea Bank AB	282,459	3,681,656
North Pacific Bank Limited	60,600	245,790

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
Old National Bancorp	232,721	$3,046,318
OTP Bank	46,916	810,517
Oversea-Chinese Banking Corporation Limited	481,682	3,856,387
PacWest Bancorp	90,700	3,803,958
PKO Bank Polski SA	189,570	2,263,867
PNC Financial Services Group Incorporated	69,787	5,914,448
Popular Incorporated †	226,742	7,019,932
PrivateBancorp Incorporated	142,500	4,205,175
Prosperity Bancshares Incorporated	127,700	7,713,080
PT Bank Central Asia Tbk	3,545,500	3,394,708
PT Bank CIMB Niaga Tbk †	220,500	18,662
PT Bank Danamon Indonesia Tbk	786,234	252,052
PT Bank Mandiri Persero Tbk	2,438,712	2,162,995
PT Bank Negara Indonesia Persero Tbk	1,689,000	772,486
PT Bank Pan Indonesia Tbk †	506,500	38,753
PT Bank Rakyat Indonesia Tbk	2,773,500	2,619,976
Public Bank Bhd	263,851	1,613,911
Punjab National Bank Limited	17,505	273,523
Raiffeisen Bank International AG	3,869	99,132
Regions Financial Corporation	901,100	9,146,165
Resona Holdings Incorporated	370,400	2,008,551
RHB Capital Bhd	196,279	571,027
Royal Bank of Canada «	130,800	9,716,468
Royal Bank of Scotland Group plc †	78,058	470,145
Sberbank of Russia ADR	555,515	4,527,447
Sberbank Sponsored ADR	137,254	1,118,620
Senshu Ikeda Holdings Incorporated	45,180	238,829
Seven Bank Limited	144,500	586,083
Shiga Bank	52,000	300,870
Shimizu Bank Limited	1,000	26,508
Shinhan Financial Group Company Limited	109,029	5,645,271
Shinsei Bank Limited	417,000	877,726
Shizuoka Bank Limited	128,000	1,327,426
Siam Commercial Bank PCL	345,600	2,023,394
Signature Bank †	29,700	3,518,262
Sinopac Financial Holdings Company Limited	1,893,201	864,562
Skandinaviska Enskilda Banken AB Class A	159,842	2,086,859
Sociedad Matriz Banco de Chile Class B	1,087,348	335,418
Societe Generale SA	75,627	3,831,214
St. Galler Kantonalbank	210	80,976
Standard Bank Group Limited	293,052	3,791,508
Standard Chartered plc	165,238	3,327,501
State Bank of India Limited	26,808	1,087,120
State Bank of India Limited GDR 144A	1,788	146,080
Sumitomo Mitsui Financial Group Incorporated	261,484	10,556,620
Sumitomo Mitsui Financial Group Incorporated ADR	494	4,026
Sumitomo Mitsui Trust Holdings Incorporated	764,000	3,134,717
SunTrust Banks Incorporated	76,200	2,901,696
Suruga Bank Limited	44,000	835,638
Susquehanna Bancshares Incorporated	409,815	4,229,291

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
SVB Financial Group †	110,066	$12,252,547
Svenska Handelsbanken AB	46,888	2,197,733
Swedbank AB	92,146	2,346,745
Sydbank AG †	8,747	268,941
Synovus Financial Corporation	304,731	7,359,254
Ta Chong Bank Limited †	373,418	121,181
Taishin Financial Holdings Company Limited	2,051,892	1,043,434
Taiwan Business Bank †	785,253	245,896
Taiwan Cooperative Financial Holdings	1,594,076	890,620
TCF Financial Corporation	361,698	5,714,828
Texas Capital Bancshares Incorporated †	89,100	4,809,618
Thanachart Capital PLC-Foreign Shares	15,516	17,003
The Aichi Bank Limited – Tokai	1,900	95,324
The Akita Bank Limited – Akita	37,000	104,551
The Aomori Bank Limited	40,000	120,333
The Awa Bank Limited	49,000	285,867
The Bank of Iwate Limited	3,600	168,158
The Bank of Nagoya Limited	35,000	138,257
The Bank of Okinawa Limited	4,000	168,965
The Bank of Saga Limited	25,000	57,427
The Chiba Kogyo Bank Limited	4,700	34,693
The Chugoku Bank Limited	41,200	623,276
The Daisan Bank Limited	49,000	84,771
The Daishi Bank Limited	76,000	272,459
The Ehime Bank Limited	27,000	63,838
The Eighteenth Bank Limited	34,000	90,845
The Fukui Bank Limited	32,000	75,660
The Hachijuni Bank Limited	99,000	597,549
The Higo Bank Limited	41,000	217,127
The Hiroshima Bank Limited	120,000	578,980
The Hokkoku Bank Limited	58,000	200,125
The Hokuetsu Bank Limited	48,000	95,497
The Hyakugo Bank Limited	49,000	195,915
The Hyakujushi Bank Limited	60,000	201,836
The Iyo Bank Limited	62,000	628,670
The Juroku Bank Limited	69,000	263,280
The Kagoshima Bank Limited	37,000	238,262
The Kanto Tsukuba Bank Limited	15,600	56,376
The Keiyo Bank Limited	55,000	282,282
The Kiyo Bank Limited	15,200	219,136
The Michinoku Bank Limited	27,000	54,236
The Minato Bank Limited	79,000	150,339
The Musashino Bank Limited	6,600	225,825
The Nanto Bank Limited	51,000	215,676
The Ogaki Kyoritsu Bank Limited	68,000	188,226
The Oita Bank Limited	32,000	120,256
The San-in Godo Bank Limited	30,000	211,351
The Shikoku Bank Limited	41,000	91,028
The Tochigi Bank Limited	22,000	90,288
The Toho Bank Limited	57,000	202,701

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Banks (continued)
Tisco Financial Group PCL	6,820	$9,395
TMB Bank PCL	2,682,765	255,341
Tokyo Tomin Bank Limited	5,300	62,299
Tomony Holdings Incorporated	27,500	116,032
Toronto-Dominion Bank «	167,262	8,806,907
TOWA Bank Limited	58,000	54,630
Trustmark Corporation	147,189	3,493,531
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	2,049,235
Turkiye Halk Bankasi AS	138,688	1,016,981
Turkiye Is Bankasi	315,808	815,271
Turkiye Vakiflar Bankasi Tao	219,660	506,087
Umpqua Holdings Corporation	363,061	6,342,676
Unicredit SpA	529,142	4,095,117
Unione di Banche SpA	86,182	673,205
United Bankshares Incorporated	134,193	4,421,659
United Mizrahi Bank Limited	8,324	102,114
United Overseas Bank Limited	239,421	4,395,279
US Bancorp	240,163	10,154,092
Valiant Holding AG	1,769	165,425
Valley National Bancorp «	453,458	4,534,580
VTB Bank OJSC GDR	437,100	909,168
Webster Financial Corporation	198,241	5,848,110
Wells Fargo & Company (l)	612,220	31,492,597
Westamerica Bancorporation «	59,598	2,882,755
Westpac Banking Corporation	574,844	18,812,122
Wintrust Financial Corporation	100,700	4,689,599
Woori Finance Holdings Company Limited	68,591	930,151
Yachiyo Bank Limited	2,900	91,840
Yamagata Bank Limited «	33,000	155,731
Yamaguchi Financial Group	50,000	491,614
Yamanashi Chou Bank Limited	35,000	156,086
Yapi Ve Kredi Bankasi AS «	184,289	410,100
Yes Bank Limited	36,455	343,673
Zions Bancorporation	118,200	3,444,348

		804,968,475

Capital Markets: 1.57%
3I Group plc	93,011	607,149
Aberdeen Asset Management plc	107,379	774,385
Affiliated Managers Group Incorporated †	31,386	6,627,154
AGF Management Limited	6,067	69,414
Allied Properties (Hong Kong) Limited	297,208	58,674
Apollo Investment Corporation	1	9
Ashmore Group plc «	39,880	233,048
Azimut Holding SpA	9,036	235,201
Bank of New York Mellon Corporation	149,956	5,875,276
BlackRock Incorporated	27,874	9,213,193
Brewin Dolphin Holding plc	23,817	116,642

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Canaccord Financial Incorporated	5,064	$56,168
Capital Securities Corporation	362,713	126,808
Charles Schwab Corporation	153,500	4,376,285
China Cinda Asset Management Company Limited †	3,330,000	1,705,808
CI Financial Corporation	14,903	489,045
CITIC Securities Company Limited	182,000	432,100
Close Brothers Group plc	13,950	313,343
Credit Suisse Group AG	132,898	3,746,419
Daewoo Securities Company Limited †	41,552	483,568
Daiwa Securities Group Incorporated	342,000	2,781,164
Deutsche Bank AG	117,952	4,035,758
Dundee Corporation Class A †	3,983	69,235
Eaton Vance Corporation	77,900	3,050,564
EFG International	1,432	15,988
Egyptian Financial Group-Hermes Holding Company †	50,569	128,154
Federated Investors Incorporated Class B	68,114	2,090,419
Financial Engines Incorporated	109,300	3,920,591
Financiere de Tubize	2,881	234,208
Franklin Resources Incorporated	91,920	5,195,318
Fuhwa Financial Holdings Company Limited	2,324,457	1,252,028
GAM Holding AG	21,185	411,908
GIMV NV	1,389	67,884
GMP Capital Incorporated	3,500	26,782
Goldman Sachs Group Incorporated	89,943	16,109,691
Greenhill & Company Incorporated «	52,424	2,569,824
Grupo BTG Pactual	71,900	1,207,702
Guoco Group Limited	14,000	174,863
Haitong Securities Company Limited	317,600	507,337
Hargreaves Lansdown plc	24,237	451,460
Henderson Group plc	106,112	408,872
Hyundai Securities Company Limited †	21,587	166,488
ICAP plc	54,134	340,789
Ichiyoshi Securities Company Limited	7,400	89,259
IGM Financial Incorporated «	10,400	496,231
Intermediate Capital Group plc	41,679	282,309
Invesco Limited	285,262	11,650,100
Investec Limited	52,895	477,065
Investec plc	47,156	429,399
IOOF Holdings Limited	40,299	354,919
Iwai Securities Company Limited	1,000	9,803
JAFCO Company Limited	7,800	314,489
Janus Capital Group Incorporated	338,596	4,113,941
Julius Baer Group Limited	19,658	893,555
Jupiter Fund Management plc	46,400	289,251
Kabu.com Securities Company Limited	9,400	44,360
Korea Investment Holdings Company Limited	9,034	453,504
Kyokuto Securities Company Limited	4,800	82,072
Legg Mason Incorporated	71,500	3,526,380
LPL Financial Holdings Incorporated	50,800	2,473,452
Macquarie Group Limited	63,570	3,461,341

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Capital Markets (continued)
Macquarie Korea Infrastructure Fund	71,030	$486,166
Man Group plc	173,995	342,297
Masterlink Securities Corporation	132,572	45,905
Matsui Securities Company Limited	24,800	235,498
Mediobanca SpA †	44,444	388,341
Mercantile Investment Company Limited	5,857	738
Mirae Asset Securities Company Limited	5,554	265,389
Mito Securities Company Limited	3,000	11,476
MLP AG	1,057	6,264
Monex Beans Holdings Incorporated	39,100	122,886
Morgan Stanley	182,652	6,266,790
Nomura Holdings Incorporated	718,500	4,608,841
Nomura Holdings Incorporated ADR «	30,500	194,895
Northern Trust Corporation	26,100	1,810,035
Okasan Holdings Incorporated	45,000	342,544
Partners Group Holding AG	1,488	392,564
Perpetual Trustees Australia Limited	7,255	335,606
Pioneers Holding †	11,002	23,804
Platinum Asset Management Limited	43,875	245,453
President Securities Corporation	352,468	199,874
Rathbone Brothers	6,015	202,512
Ratos AB Class B	21,869	177,255
Raymond James Financial Incorporated	80,907	4,420,758
RHJ International †	1,117	5,695
Richemont SA †	1,457	33,809
Samsung Securities Company Limited	13,029	636,705
SBI Holdings Incorporated	42,516	503,433
Schroders plc	11,497	464,953
Schroders plc (Non-Voting)	4,395	140,820
Stifel Financial Corporation †	130,152	6,231,678
T. Rowe Price Group Incorporated	56,900	4,608,616
TD Ameritrade Holding Corporation	161,500	5,347,265
Tokai Tokyo Securities Company Limited	40,900	298,755
Tong Yang Investment Bank †	7,124	21,183
Tullett Prebon plc	11,401	51,199
UBS AG	326,047	5,845,797
UOB-Kay Hian Holdings Limited	51,126	66,514
Value Partners Group Limited	67,000	51,784
Verwaltungs-und Privat-Bank AG	62	5,065
Virtus Investment Partners Incorporated	1	224
Vontobel Holdings AG	3,142	116,364
Waterland Financial Holdings	680,774	207,941
Woori Investment & Securities Company Limited	32,427	378,973

		156,340,810

Consumer Finance: 0.28%
ACOM Company Limited †	93,700	324,206
Aeon Credit Service Company Limited	16,900	392,105
AIFUL Corporation †	54,100	239,185

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Consumer Finance (continued)
Capital One Financial Corporation	76,900	$6,310,414
Credit Saison Company Limited	31,326	622,335
Discover Financial Services	63,326	3,949,643
Hitachi Capital Corporation	8,400	220,889
Hong Leong Singapore Finance Limited	46,000	101,277
International Personal Finance plc	23,636	202,671
J Trust Company Limited	11,400	125,565
Jaccs Company Limited	22,000	128,137
Mahindra & Mahindra Financial Services Limited	51,709	238,008
Navient Corporation	285,000	5,112,900
Orient Corporation †	93,000	214,523
Portfolio Recovery Associates Incorporated †	105,700	6,006,931
Provident Financial plc	12,082	429,039
Samsung Card Company Limited	9,337	448,916
Shriram Transport Finance Company Limited	25,628	381,865
SKS Microfinance Limited †	6,165	30,124
SLM Corporation	285,000	2,525,100

		28,003,833

Diversified Financial Services: 1.08%
Ackermans & Van Haaren NV	2,400	290,404
ASX Limited	5,334	186,764
Ayala Corporation	49,722	798,859
Bajaj Auto Limited	5,564	122,430
BCP Capital SAA	107	178
Berkshire Hathaway Incorporated Class B †	230,000	31,567,500
BM&F Bovespa SA	394,894	2,381,536
Bolsas y Mercados Espanoles	6,793	281,024
Bursa Malaysia Bhd	59,100	151,125
CBOE Holdings Incorporated	54,700	2,900,468
Century Leasing System Incorporated	11,100	328,055
Chailease Holding Company Limited	264,000	713,645
Challenger Financial Services Group Limited	104,111	763,291
Corporation Financiera Alba	1,616	95,933
D.Carnegie & Company AB †(a)	1	0
Deutsche Boerse AG	18,044	1,282,889
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,492	265,342
Exor SpA	5,847	232,631
Fimalac	158	12,093
First Pacific Company Limited	479,650	558,866
FirstRand Limited	678,070	2,749,469
FNFV Group †	60,985	913,555
Fubon Financial Holding Company Limited	1,830,579	2,988,650
Fuyo General Lease Company Limited	4,100	164,126
Goldin Financial Holdings Limited †	440,000	166,347
Groupe Bruxelles Lambert SA	7,755	762,392
Haci Omer Sabanci Holding AS	194,044	897,728
Hankook Tire Worldwide Company Limited	3,596	77,492

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Diversified Financial Services (continued)
Hong Kong Exchanges & Clearing Limited	191,954	$4,411,198
IBJ Leasing Company Limited	6,500	159,493
IG Group Holdings plc	37,974	382,668
Industrivarden AB Class A	18,200	352,061
Industrivarden AB Class C	13,675	246,529
ING Groep NV †	364,202	5,007,955
IntercontinentalExchange Group Incorporated	68,228	12,895,092
Investor AB Class A	17,400	633,338
Investor AB Class B	40,618	1,505,178
Japan Securities Finance Company Limited	17,700	110,407
Kinnevik Investment AB	21,989	892,239
Leucadia National Corporation	205,711	5,128,375
London Stock Exchange Group plc	15,448	523,948
Lundbergforetagen AB	5,095	221,099
Marfin Investment Group SA †	31,243	16,380
Metro Pacific Investments Corporation	2,050,000	242,145
Mitsubishi UFJ Securities Company Limited	107,100	571,296
MPHB Capital Bhd †	85	71
Onex Corporation	8,400	489,105
ORIX Corporation	256,700	3,873,507
Osaka Securities Exchange Company	52,700	1,250,071
Pargesa Holding SA	2,020	173,495
PHH Corporation †	118,092	2,829,484
Power Finance Corporation Limited	84,672	348,986
Reliance Capital Limited	23,714	206,657
Remgro Limited	125,787	2,871,594
Ricoh Leasing Company Limited	4,800	138,632
RMB Holdings Limited	166,219	872,372
Rural Electrification Corporation Limited	59,789	264,410
Singapore Exchange Limited	152,000	885,921
SNS Reaal NV «†(a)	4,259	0
Sofina SA	2,215	252,390
The NASDAQ OMX Group Incorporated	75,500	3,281,985
TMX Group Limited	2,056	103,282
Voya Financial Incorporated	94,673	3,700,768
Wendel	3,495	421,890
Zenkoku Hosho Company Limited	9,000	240,992

		107,157,805

Insurance: 3.99%
ACE Limited	44,736	4,756,779
Admiral Group plc	19,943	441,997
Aegon NV «	183,011	1,446,651
AFLAC Incorporated	61,300	3,754,012
Ageas NV	24,124	809,718
AIA Group Limited	1,656,400	9,040,680
Aksigorta AS	15,670	20,299
Alleghany Corporation †	10,500	4,526,865
Allianz AG	42,233	7,202,868

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Insurance (continued)
Allianz AG ADR	5	$86
Allied World Assurance Company	66,534	2,461,093
Allstate Corporation	59,827	3,678,762
American Financial Group Incorporated	48,448	2,905,427
American International Group Incorporated	182,500	10,230,950
Amlin plc	48,663	363,465
AMP Limited	528,150	2,900,403
Arch Capital Group Limited †	75,966	4,222,190
Argo Group International Holdings Limited	60,700	3,195,248
Arthur J. Gallagher & Company	103,393	4,883,251
Aspen Insurance Holdings Limited	43,724	1,859,144
Assicurazioni Generali SpA	129,712	2,651,970
Assurant Incorporated	49,399	3,297,383
Assured Guaranty Limited	109,984	2,656,114
Aviva plc	272,831	2,359,820
AXA SA	176,076	4,361,043
Axis Capital Holdings Limited	71,122	3,429,503
Bajaj Finserv	7,957	138,120
Baloise Holding AG	4,595	599,119
BB Seguridade Participacoes SA	163,052	2,603,296
Beazley plc	46,327	193,813
Brown & Brown Incorporated	83,455	2,722,302
Cathay Financial Holding Company Limited	1,861,719	3,176,517
Catlin Group Limited	38,348	327,230
China Life Insurance Company	1,705,000	4,894,968
China Life Insurance Company (Taiwan)	562,519	522,236
China Pacific Insurance Group Company Limited	509,600	1,913,453
Chubb Corporation	31,136	2,862,955
Cincinnati Financial Corporation	98,234	4,724,073
Clal Insurance Enterprise Holdings Limited †	832	15,241
CNO Financial Group Incorporated	461,600	8,239,560
CNP Assurances	18,792	370,747
Dai-Ichi Mutual Life Insurance Company	195,700	2,803,507
Delta Lloyd NV «	13,964	336,411
Direct Line Insurance Group plc	90,632	449,733
Discovery Holdings Limited	85,119	783,258
Dongbu Insurance Company Limited	11,740	708,603
Endurance Specialty Holdings Limited	94,978	5,515,372
Erie Indemnity Company	18,000	1,377,180
Euler Hermes SA	1,281	145,763
Everest Reinsurance Group Limited	31,343	5,135,237
Fairfax Financial Holdings Limited	1,900	875,489
First American Financial Corporation	226,349	6,416,994
FNF Group	182,976	5,180,051
Genworth Financial Incorporated †	316,334	4,488,779
Gjensidige Forsikring ASA	20,511	426,571
Great Eastern Holdings Limited	10,000	184,060
Great-West Lifeco Incorporated «	23,800	696,511
Grupo Catalana Occidente SA	4,581	155,115
Hannover Rueckversicherung AG	5,268	437,533

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Insurance (continued)
Harel Insurance Investments & Finances Limited	4,380	$24,629
HCC Insurance Holdings Incorporated	64,408	3,229,417
Helvetia Holding AG	513	255,089
Hiscox Limited	29,734	320,365
Hyundai Marine & Fire Insurance Company Limited	14,670	450,683
Industrial Alliance Insurance & Financial Services Incorporated «	9,339	403,175
Insurance Australia Group Limited	435,784	2,633,293
Intact Financial Corporation	12,815	871,109
Jardine Lloyd Thompson Group plc	11,879	204,703
Kemper Corporation	102,262	3,717,224
Korea Life Insurance Company Limited	51,670	354,675
Korea Reinsurance Company	11,222	130,598
Lancashire Holdings plc	19,049	198,126
Legal & General Group plc	564,612	2,265,553
Liberty Holdings Limited	27,424	335,734
LIG Insurance Company Limited	12,020	358,603
Lincoln National Corporation	172,260	9,481,190
Loews Corporation	40,300	1,762,722
Manulife Financial Corporation	175,000	3,532,834
Mapfre SA	59,378	222,590
Markel Corporation †	8,299	5,475,680
Marsh & McLennan Companies Incorporated	72,209	3,834,298
MBIA Incorporated †	324,500	3,384,535
Mediolanum SpA	18,175	135,047
Menorah Mivtachim Holdings Limited	1,664	18,807
Mercury General Corporation	81,722	4,186,618
Meritz Fire & Marine Insurance Company Limited	13,130	177,406
MetLife Incorporated	147,126	8,053,677
Migdal Insurance & Financial Holding Limited	10,202	15,512
Mitsui Sumitomo Insurance Group Holdings Incorporated	104,100	2,347,740
MMI Holdings Limited	225,444	581,034
Montpelier Re Holdings Limited	85,624	2,692,875
Muenchener Rueckversicherungs Gesellschaft AG	15,459	3,099,665
New China Life Insurance Company Limited	112,300	400,655
NIB Holdings Limited	69,823	221,066
NKSJ Holdings Incorporated	81,300	1,963,640
Old Mutual plc	360	1,181
Old Mutual plc - London Exchanges	447,204	1,476,685
Old Republic International Corporation	154,885	2,377,485
PartnerRe Limited	30,957	3,457,587
People’s Insurance Company Group of China Limited	1,621,000	677,678
PICC Property & Casualty Company Limited	1,106,822	1,836,599
Ping An Insurance Group Company of China Limited	493,500	4,018,019
Platinum Underwriters Holdings Limited	61,200	3,823,164
Power Corporation of Canada «	32,500	957,693
Power Financial Corporation	24,500	792,031
Powszechny Zaklad Ubezpieczen SA	14,675	2,148,824
Primerica Incorporated	115,294	5,802,747
Principal Financial Group Incorporated	177,000	9,609,330
ProAssurance Corporation	125,798	5,811,868

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Insurance (continued)
Protective Life Corporation	167,100	$11,596,740
Prudential Financial Incorporated	61,062	5,477,261
Prudential plc	223,605	5,382,661
QBE Insurance Group Limited	234,122	2,518,943
Rand Merchant Insurance Holdings Limited	151,190	477,685
Reinsurance Group of America Incorporated	46,539	3,861,806
RenaissanceRe Holdings Limited	28,562	2,924,463
Resolution Limited	129,419	658,960
RLI Corporation	77,924	3,483,203
RSA Insurance Group plc	97,743	743,512
Sampo Oyj	45,762	2,250,628
Samsung Fire & Marine Insurance Company Limited	10,009	2,739,284
Samsung Life Insurance Company	37,845	3,975,041
Sanlam Limited	488,659	3,023,696
Santam Limited	1	21
SCOR SE	17,098	523,456
Selective Insurance Group Incorporated	126,252	3,026,260
Shin Kong Financial Holding Company Limited	1,721,276	561,464
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	46,512
Sony Financial Holdings Incorporated	33,900	542,817
St. James’s Place plc	25,880	308,057
Stancorp Financial Group Incorporated	97,551	6,391,542
Standard Life plc	225,796	1,440,944
Storebrand ASA †	21,988	122,038
Sun Life Financial Incorporated «	57,400	2,134,353
SunCorp-Metway Limited	232,090	3,127,854
Swiss Life Holding	2,683	676,266
Swiss Reinsurance AG	32,594	2,671,639
T&D Holdings Incorporated	131,000	1,624,831
Taiwan Life Insurance Company Limited †	118,227	83,853
The Hanover Insurance Group Incorporated	98,000	6,218,100
The Hartford Financial Services Group Incorporated	292,482	10,836,458
The Progressive Corporation	67,800	1,696,356
The Travelers Companies Incorporated	48,190	4,564,075
Tokio Marine Holdings Incorporated	142,300	4,337,589
Tong Yang Life Insurance Company	13,010	146,273
Topdanmark AS †	12,150	374,858
Torchmark Corporation	89,031	4,856,641
TrygVesta AS	2,183	216,802
Unipol Gruppo Finanziario SpA	365	1,990
UnipolSai SpA	3,026	9,503
UnipolSai SpA RSP	13	3,896
UNUM Group	170,153	6,171,449
Validus Holdings Limited	62,947	2,461,857
W.R. Berkley Corporation	70,712	3,418,925
White Mountain Insurance Group Limited	2,940	1,864,666
Wiener Staedtische Allgemeine Versicherung AG	4,394	212,955
XL Group plc	168,700	5,766,166
Zurich Financial Services AG	13,809	4,166,541
Zurich Insurance Group ADR «	2,122	64,191

		396,792,057

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Real Estate Management & Development: 0.96%
Aeon Mall Company Limited	20,800	$453,204
Africa Israel Investments Limited †	1,061	1,752
Agile Property Holdings Limited	274,000	214,956
Alexander & Baldwin Incorporated	96,149	3,932,494
Altisource Portfolio Solutions SA «†	37,400	3,737,382
AMP NZ Office Trust	145,054	137,103
Argosy Property Trust	133,416	113,828
Ascendas India Trust	83,000	53,493
Asia Food & Properties Limited	85,000	44,234
Atrium European Real Estate Limited	10,857	59,345
Atrium Ljungberg AB	1,011	15,232
Ayala Land Incorporated	1,245,200	942,468
BR Malls Participacoes SA	103,100	1,071,761
Brookfield Asset Management Incorporated «	52,850	2,525,115
Bukit Sembawang Estates Limited	28,000	132,261
Bund Center Investment Limited	85,000	13,951
Buwog AG †	5,071	98,946
C C Land Holdings Limited	511	107
CA Immobilien Anlagen AG	3,951	81,661
Capital & Counties Properties plc	88,920	493,643
CapitaLand Limited	485,500	1,290,469
Castellum AB	18,738	305,631
Cathay Real Estate Development Company Limited	260,000	146,568
Central Pattana PCL	106,000	160,128
Cheung Kong Holdings Limited	251,000	4,576,267
China Overseas Land & Investment Limited	1,002,480	2,819,861
China Resources Land Limited	490,000	1,121,619
China Vanke Company Limited Class H †	80	150
Chinese Estates Holdings Limited	69,696	181,208
City Developments Limited	83,000	666,499
Country Garden Holdings Company Limited	1,648,669	731,792
Daibiru Corporation	10,800	108,057
Daikyo Incorporated	67,000	128,146
Daito Trust Construction Company Limited	15,500	1,916,551
Daiwa House Industry Company Limited	129,000	2,439,401
DB Realty Limited †	11,179	14,803
Deutsche Euroshop AG	4,842	229,228
Deutsche Wohnen AG	24,211	546,213
DLF Limited	85,755	250,566
Dream Unlimited Class A †	3,983	50,039
Echo Investment †	52,305	98,798
Elbit Imaging Limited †	41	162
Emperor International Holdings Limited	200,000	48,258
Evergrande Real Estate Group Limited «	1,557,000	650,922
Fabege AB	13,162	173,064
Far East Consortium	146,146	58,458
Farglory Land Development Company Limited	52,252	72,547
First Capital Realty Incorporated	7,489	133,070
FirstService Corporation	2,138	117,489
Future Mall Management Limited †	504	98

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Gagfah SA †	6,247	$122,303
Gazit Globe Limited	4,376	54,919
Global Logistic Properties Limited	679,000	1,549,297
Goldcrest Company Limited	3,340	68,472
Grainger plc	37,054	127,706
Great Eagle Holdings Limited	68,999	253,737
Greentown China Holdings Limited	122,000	128,453
Guocoland Limited	42,554	71,886
Hang Lung Group Limited	147,000	821,298
Hang Lung Properties Limited	439,000	1,450,107
Heiwa Real Estate Company Limited	10,100	153,764
Heliopolis Housing	1,417	13,030
Henderson Land Development Company Limited	244,736	1,621,563
Highwealth Construction Corporation	207,600	368,104
HKR International Limited	125,600	57,370
Hong Kong Land Holdings Limited	217,000	1,486,450
Housing Development & Infrastructure Limited †	33,352	49,687
Howard Hughes Corporation †	19,223	3,044,347
Huaku Development Company Limited	62,336	150,154
Huang Hsiang Construction Company	39,000	53,561
Hufvudstaden AB	14,497	192,588
Hysan Development Company Limited	117,533	576,287
IGB Corporation Bhd	149,784	136,383
IJM Land Bhd	40,400	42,297
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	317,836
Immofinanz AG Interim Shares (a)	19,870	0
IOI Properties Group Bhd †	327,172	255,344
IVG Immobilien AG †(a)	4,150	0
Jones Lang LaSalle Incorporated	27,655	3,694,985
K Wah International Holdings Limited	167,143	109,343
Kabuki-Za Company Limited	2,000	93,806
Kenedix Incorporated †	44,000	196,223
Keppel Land Limited	137,030	380,685
Kerry Properties Limited	145,053	539,032
Kowloon Development Company Limited	45,000	54,406
Kungsleden	18,987	128,767
Land & Houses PCL	456,840	155,903
LEG Immobilien AG	4,572	340,138
Lend Lease Corporation Limited	100,259	1,339,008
Leopalace21 Corporation †	45,200	259,788
Lifestyle Properties Development Limited †	5,975	771
Longfor Properties Company Limited	306,000	390,888
Matsunichi Communication Holdings Limited †	326,000	174,146
Medinet Nasr Housing †	4,144	26,272
Megaworld Corporation	2,758,000	276,433
Midland Holdings Limited †	56,000	27,675
Mitsubishi Estate Company Limited	257,189	5,936,272
Mitsui Fudosan Company Limited	173,000	5,511,990
Mobimo Holding AG	799	164,926

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development (continued)
Multiplan Empreendimentos Imobiliarios SA	19,999	$515,587
New World China Land Limited	526,000	322,385
New World Development Limited	698,238	882,928
Nomura Real Estate Holding Incorporated	24,700	445,595
NTT Urban Development Corporation	20,600	236,006
Palm Hills Developments SAE †	46,809	28,543
Polytec Asset Holdings Limited	100,000	15,226
Prelios SpA †	1,105	661
Prince Housing & Development Corporation	265,310	114,501
PSP Swiss Property AG	3,653	330,264
PT Bumi Serpong Damai Tbk	2,777,000	381,029
PT Lippo Karawaci Terbuka Tbk	4,995,500	456,951
Radium Life Tech Company Limited	81,705	52,346
Realogy Holdings Corporation †	86,606	3,530,927
Relo Holdings Incorporated	2,000	135,903
Robinsons Land Company	372,100	191,171
Ruentex Development Company Limited	178,988	321,562
Savills plc	10,369	110,773
Shimao Property Holding Limited	283,500	624,062
Shoei Company Limited	74,600	846,057
Shree Precoated Steels Limited †	3,781	295
Sino Land Company	650,829	1,150,490
SM Prime Holdings Incorporated	1,536,054	570,031
SOHO China Limited	374,000	305,954
SP Setia Bhd	240,118	262,820
Sumitomo Real Estate Sales Company Limited	4,700	121,876
Sumitomo Realty & Development Company Limited	93,000	3,601,298
Sun Hung Kai Properties Limited	293,284	4,450,319
Sun Hung Kai Properties Limited ADR	3,148	47,503
Swire Pacific Limited Class A	126,000	1,695,705
Swire Pacific Limited Class B	195,000	484,603
Swire Properties Limited	200,183	671,577
Swiss Prime Site AG	5,716	456,383
T M G Holding LLC	108,625	158,607
TA Global Bhd	34,080	4,001
Tian An China Investment	224,097	158,746
TOC Company Limited	13,900	94,319
Tokyo Tatemono Company Limited	83,000	709,981
Tokyu Fudosan Holdings Corporation	101,600	779,247
UEM Land Holdings Bhd	413,675	251,985
United Industrial Corporation Limited	63,596	170,567
United Overseas Land Limited	104,247	529,978
Wharf Holdings Limited	287,500	2,248,050
Wheelock & Company Limited	145,000	759,608
Wheelock Properties (Singapore) Limited	39,000	60,886
Wing Tai Holdings Limited	88,730	132,841

		95,547,545

REITs: 4.59%
Abacus Property Group	38,623	97,394
Activia Properties Incorporated	44	387,794

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

REITs (continued)
Advance Residence Investment Corporation	249	$613,137
AEON REIT Investment Corporation	168	228,478
Alexandria Real Estate Equities Incorporated	46,000	3,636,760
American Capital Agency Corporation	218,400	5,165,160
American Realty Capital Properties Incorporated	1,928,485	25,378,863
American Tower Corporation	87,481	8,625,627
ANF Immobilier SA	45	1,436
Annaly Capital Management Incorporated	615,553	7,325,081
Armour Residential Incorporated	756,625	3,200,524
Ascendas REIT	349,000	656,619
Astro Japan Properties Trust	1,780	7,115
AvalonBay Communities Incorporated	28,100	4,330,210
Befimmo S.C.A. Sicafi	976	78,856
Beni Stabili SpA «	6,222	4,987
BioMed Realty Trust Incorporated	128,186	2,877,776
Blife Investment Corporation	72	332,164
Boardwalk REIT	1,855	117,479
Boston Properties Incorporated	34,489	4,187,654
Brandywine Realty Trust	341,920	5,477,558
British Land Company plc	94,866	1,150,478
Bunnings Warehouse Property Trust	72,500	178,758
Calloway REIT	5,367	131,645
Camden Property Trust	53,200	3,981,488
Canadian Apartment Properties	5,440	119,077
Canadian REIT	4,006	178,212
CapitaCommerical Trust	360,464	490,604
CapitaMall Trust	468,636	750,388
Cathay No.1 REIT	400,000	245,429
CBL & Associates Properties Incorporated	112,568	2,138,792
CDL Hospitality Trusts	121,000	159,841
CFS Retail Property Trust	425,902	855,208
Champion REIT	571,653	261,115
Charter Hall Group	37,593	158,697
Chimera Investment Corporation	726,673	2,405,288
Cofinimmo SA	2,190	270,260
Corio NV	10,249	550,585
Corporate Office Properties Trust	187,600	5,324,088
Cousins Properties Incorporated	7	89
Cromwell Group	275,061	258,178
Crown Castle International Corporation	74,366	5,912,841
CubeSmart REIT	289,600	5,386,560
CYS Investments Incorporated	343,317	3,237,479
DA Office Investment Corporation	41	216,733
Daiwa House REIT Investment Corporation	57	259,128
DCT Industrial Trust Incorporated	679,620	5,402,979
DDR Corporation	190,937	3,478,872
Derwent Valley Holdings plc	8,076	374,200
Dexus Property Group	983,003	1,106,281
DiamondRock Hospitality	429,033	5,714,720
Douglas Emmett Incorporated	284,740	8,135,022

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

REITs (continued)
Duke Realty Corporation	206,400	$3,839,040
DuPont Fabros Technology Incorporated	148,600	4,184,576
EastGroup Properties Incorporated	66,575	4,316,723
Emlak Konut GYO AS	469,570	590,900
EPR Properties	109,572	6,235,743
Equity Commonwealth	235,812	6,338,627
Equity Lifestyle Properties Incorporated	172,450	7,879,241
Equity Residential	44,100	2,931,327
Essex Property Trust Incorporated	38,209	7,391,531
Eurocommercial Properties NV	3,156	155,050
Extra Space Storage Incorporated	65,100	3,430,770
Federal Realty Investment Trust	41,001	5,116,105
Federation Centres	271,491	674,467
Fonciere des Regions	3,297	333,571
Fortune REIT	246,000	230,128
Franklin Street Properties Corporation	175,148	2,128,048
Frontier Real Estate Investment Corporation	90	479,216
Fukuoka REIT Corporation	100	191,263
Gecina SA	2,316	327,134
General Growth Properties Incorporated	59,900	1,471,743
Global One Real Estate Investment Corporation	36	106,050
GLP J-REIT	383	458,297
Goodman Group	278,722	1,452,543
Goodman Property Trust	181,257	170,564
GPT Group	304,105	1,133,235
Granite Real Estate Investment Trust	4,243	158,317
Great Portland Estates plc	28,410	309,637
Growthpoint Properties Limited	333,644	788,265
H&R REIT	11,358	241,617
Hammerson plc	65,021	655,764
Hankyu REIT Incorporated	23	136,614
Hatteras Financial Corporation	214,787	4,274,261
HCP Incorporated	65,904	2,855,620
Health Care REIT Incorporated	38,002	2,568,175
Healthcare Realty Trust Incorporated	214,882	5,363,455
Heiwa Real Estate REIT Incorporated	149	127,884
Home Properties Incorporated	123,305	7,918,647
Hospitality Properties Trust	95,921	2,822,955
Host Hotels & Resorts Incorporated	487,100	11,115,622
Hulic REIT Incorporated	121	205,146
Icade SA	3,119	290,030
Ichigo Real Estate Investment Corporation	189	135,694
Industrial & Infrastructure Fund Investment Corporation	32	282,954
ING Office Fund	109,870	376,590
Invesco Mortgage Capital Incorporated	260,800	4,595,296
Japan Excellent Incorporated	231	311,049
Japan Hotel REIT Investment Corporation	503	304,087
Japan Logistics Fund Incorporated	162	372,750
Japan Prime Realty Investment Corporation	149	547,768
Japan Real Estate Investment Corporation	228	1,253,458

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

REITs (continued)
Japan Rental Housing Investment Incorporated	139	$103,270
Japan Retail Fund Investment Corporation «	429	899,686
Kenedix Realty Investment	52	287,875
Kenedix Residential Investment Corporation	43	111,421
Keppel REIT	206,614	206,771
Kilroy Realty Corporation	50,595	3,200,134
Kimco Realty Corporation	273,180	6,416,998
Kiwi Income Property Trust	171,472	171,396
KLCC Property Holdings Bhd	105,300	221,157
Klepierre	9,609	457,683
Land Securities Group plc	74,578	1,339,632
LaSalle Hotel Properties	220,500	8,059,275
Lexington Corporate Properties Trust	429,358	4,671,415
Liberty International plc	84,404	479,222
Liberty Property Trust	91,532	3,242,063
Mack-Cali Realty Corporation	202,308	4,276,791
Macquarie Countrywide Trust	55,434	205,537
Macquarie MEAG Prime REIT	254,000	165,734
Mapletree Logistics Trust	296,631	279,045
Medical Properties Trust Incorporated	358,900	5,056,901
Mercialys SA	3,326	82,378
MFA Mortgage Investments Incorporated	803,443	6,781,059
MID REIT Incorporated	33	79,134
Mid-America Apartment Communities Incorporated	171,455	12,399,626
Mirvac Group	619,201	1,061,186
Mori Hills REIT Corporation	260	376,587
Mori Trust Sogo REIT Incorporated	165	303,374
National Retail Properties Incorporated «	81,254	3,017,774
Nippon Accommodations Fund Incorporated	76	276,111
Nippon Building Fund Incorporated	266	1,480,263
Nippon Prologis REIT Incorporated	290	704,061
Nomura Real Estate Master Fund Incorporated	326	409,517
Nomura Real Estate Office Fund	68	315,018
Nomura Real Estate Residential REIT	25	137,921
Omega Healthcare Investors Incorporated «	80,274	3,023,922
ORIX JREIT Incorporated	355	475,290
Parkway Life REIT	64,000	120,412
Piedmont Office Realty Trust Incorporated «	89,400	1,742,406
Plum Creek Timber Company	120,900	4,912,167
Post Properties Incorporated	120,146	6,610,433
Premier Investment Company	43	189,903
Prologis Incorporated	65,200	2,669,288
Public Storage Incorporated	31,497	5,517,644
Realty Income Corporation «	146,880	6,568,474
Redefine Properties Limited	668,119	598,825
Redwood Trust Incorporated «	179,371	3,474,416
Regency Centers Corporation	58,783	3,358,861
Retail Properties of America Incorporated Class A	118,900	1,880,998
RioCan REIT	14,088	351,001
RLJ Lodging Trust	269,168	8,023,898

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
Scentre Group †	976,543	$3,128,306
Segro plc	77,485	476,085
Sekisui House SI Investment Corporation	125	131,073
Senior Housing Properties Trust	129,189	3,013,979
Shaftesbury plc	24,082	273,861
Shopping Centres Australasia Property Group	107,532	185,795
SIA REIT Incorporated	14	60,012
Simon Property Group Incorporated	66,886	11,372,627
Sovran Self Storage Incorporated	69,468	5,367,792
Spirit Realty Capital Incorporated	229,200	2,706,852
Starwood Property Trust Incorporated	149,500	3,565,575
Starwood Waypoint Residential Trust †	91,828	2,541,799
Stockland Australia	430,550	1,708,977
Sunstone Hotel Investors Incorporated	386,846	5,636,346
Suntec REIT	384,000	561,066
Tanger Factory Outlet Centers Incorporated	207,800	7,254,298
Taubman Centers Incorporated	39,773	3,029,509
The Link REIT	450,655	2,674,838
The Macerich Company	87,528	5,714,703
Tokyu REIT Incorporated	182	251,891
Top REIT Incorporated	29	133,788
Two Harbors Investment Corporation	775,600	8,314,432
UDR Incorporated	160,900	4,814,128
Unibail-Rodamco SE	8,909	2,392,702
United Urban Investment Corporation	457	737,033
Vastned Retail NV	1,059	51,526
Ventas Incorporated	38,400	2,525,952
Vornado Realty Trust	23,000	2,435,010
Washington Prime Group Incorporated	142,193	2,775,607
Washington Real Estate Investment Trust	145,875	4,052,408
Weingarten Realty Investors	71,900	2,460,418
Wereldhave NV	2,570	236,548
Westfield Corporation	396,483	2,821,651
Weyerhaeuser Company	70,039	2,377,824
WP Carey Incorporated	36,289	2,477,813
Yuexiu Real Estate Investment Trust	325,000	167,741

		456,365,172

Thrifts & Mortgage Finance: 0.34%
Capitol Federal Financial Incorporated	305,315	3,770,640
Genworth Mortgage Insurance Canada Incorporated	2,068	73,225
Home Capital Group Incorporated	4,758	237,265
Housing Development Finance Corporation Limited	359,659	6,368,714
Hudson City Bancorp Incorporated	304,961	3,009,965
MGIC Investment Corporation †	741,000	6,246,630
New York Community Bancorp Incorporated «	282,838	4,511,266
Ocwen Financial Corporation †	72,800	2,034,032
Paragon Group of Companies plc	26,738	153,098
People’s United Financial Incorporated	215,141	3,216,358
Washington Federal Incorporated	214,709	4,669,921

		34,291,114

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Health Care: 9.46%

Biotechnology: 1.76%
3-D Matrix Limited †	3,100	$109,943
Acorda Therapeutics Incorporated †	88,942	2,897,730
Actelion Limited	11,077	1,359,815
Aegerion Pharmaceuticals Incorporated †	53,700	1,640,535
Alexion Pharmaceuticals Incorporated †	42,208	7,145,392
Alnylam Pharmaceuticals Incorporated †	140,200	9,767,734
Arena Pharmaceuticals Incorporated «†	502,400	2,069,888
Ariad Pharmaceuticals Incorporated «†	406,400	2,527,808
Biogen Idec Incorporated †	51,407	17,634,657
BioMarin Pharmaceutical Incorporated †	87,797	6,252,902
Biota Pharmaceuticals Incorporated †	2,053	4,722
Celgene Corporation †	173,324	16,469,246
Cepheid Incorporated †	147,654	5,910,590
CK Life Sciences International Holdings Incorporated	702,000	73,370
CSL Limited	92,150	6,357,511
Cubist Pharmaceuticals Incorporated †	41,200	2,844,036
Gilead Sciences Incorporated †	334,400	35,974,752
Green Cross Corporation	1,207	141,657
Grifols SA	14,254	663,570
Grifols SA Class B	11,206	443,049
Incyte Corporation †	344,900	18,693,580
Japan Tissue Engineering Company Limited †	3,200	52,593
Medigen Biotechnology Corporation †	29,000	134,859
Medivation Incorporated †	47,000	4,289,220
Mesoblast Limited «†	31,890	149,812
Myriad Genetics Incorporated «†	161,300	5,837,447
NanoCarrier Company Limited «†	6,400	80,273
Nicox SA †	1,380	4,053
PDL BioPharma Incorporated «	321,068	3,239,576
Pharmacyclics Incorporated †	40,200	5,000,478
Regeneron Pharmaceuticals Incorporated †	17,813	6,243,813
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	69,100	3,041,091
Takara Bio Incorporated	6,300	91,916
United Therapeutics Corporation †	28,605	3,370,527
Valneva SE «†	847	5,448
Vertex Pharmaceuticals Incorporated †	51,538	4,822,411

		175,346,004

Health Care Equipment & Supplies: 1.30%
Abbott Laboratories	196,294	8,291,459
Alere Incorporated †	172,264	6,106,759
Align Technology Incorporated †	43,800	2,385,348
Ansell Limited	26,015	483,505
ASAHI INTECC Company Limited	4,600	214,869
Baxter International Incorporated	70,500	5,286,090
bioMerieux SA	1,765	185,066
Biosensors International Group Limited †	247,000	145,346

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corporation †	865,600	$10,975,808
C.R. Bard Incorporated	46,194	6,857,037
CareFusion Corporation †	139,658	6,411,699
Cochlear Limited	10,052	681,104
Coloplast Class B	10,575	877,877
Cooper Companies Incorporated	30,508	4,973,719
DiaSorin SpA	1,623	63,998
Edwards Lifesciences Corporation †	64,891	6,441,081
Elekta AB Class B «	35,308	402,373
Essilor International SA Cie Generale d’Optique	19,946	2,115,513
Fisher & Paykel Healthcare Corporation	88,571	379,316
Fukuda Denshi Company Limited	2,200	131,097
Getinge AB	18,499	483,567
GN Store Nord	17,550	399,054
Golden Meditech Holdings Limited	31,610	5,588
Haemonetics Corporation †	112,392	4,011,270
Hogy Medical Company Limited	2,000	112,067
IDEXX Laboratories Incorporated †	32,737	4,058,406
Intuitive Surgical Incorporated †	8,342	3,920,823
Mindray Medical International Limited ADR «	21,696	677,783
Nagaileben Company Limited	8,000	155,779
Nakanishi Incorporated	6,500	260,200
Nihon Kohden Corporation	8,300	459,493
Nikkiso Company Limited	14,000	166,044
Nipro Corporation «	22,400	197,638
Nobel Biocare Holding AG	14,841	269,969
Olympus Corporation †	56,500	2,017,372
Olympus Corporation ADR «†	3,365	119,558
Paramount Bed Holdings Company Limited	3,500	107,814
Phonak Holding AG	4,488	717,650
ResMed Incorporated «	89,051	4,724,156
Sirona Dental Systems Incorporated †	126,581	10,317,617
Smith & Nephew plc	83,542	1,446,561
St. Jude Medical Incorporated	38,400	2,518,656
St. Shine Optical Company Limited	12,000	248,106
Straumann Holding AG	989	242,066
Teleflex Incorporated	94,531	10,349,254
Terumo Corporation	70,600	1,776,451
Thoratec Corporation †	117,130	2,928,250
TOA Medical Electronics Company	32,500	1,257,268
Top Glove Corporation Bhd	104,900	159,413
Varian Medical Systems Incorporated †	62,676	5,328,714
West Pharmaceutical Services Incorporated	152,266	6,612,912
William Demant Holding AS †	3,503	270,655

		129,729,218

Health Care Providers & Services: 1.93%
Aetna Incorporated	43,477	3,570,766
Alfresa Holdings Corporation	10,400	617,733

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
AmerisourceBergen Corporation	140,000	$10,834,600
AS ONE Corporation	2,400	78,889
Bangkok Chain Hospital PCL	87	27
Bangkok Dusit Medical Services PCL Class F	644,000	393,175
Brookdale Senior Living Incorporated †	346,600	12,113,670
Bumrungrad Hospital PCL	28,900	122,151
Cardinal Health Incorporated	44,900	3,309,130
Catamaran Corporation – Canada Exchange †	19,135	901,578
Celesio AG	9,643	327,530
Centene Corporation †	128,832	10,065,644
Chemed Corporation «	38,351	4,050,249
Community Health Systems Incorporated †	74,796	4,059,927
DaVita HealthCare Partners Incorporated †	104,684	7,817,801
Express Scripts Holding Company †	166,719	12,325,536
Fresenius Medical Care AG & Company KGaA	19,133	1,349,253
Fresenius SE & Company KGaA	36,249	1,768,479
HCA Holdings Incorporated †	40,218	2,808,021
Health Net Incorporated †	165,200	7,797,440
Henry Schein Incorporated †	50,882	6,090,067
Humana Incorporated	101,069	13,011,623
IHH Healthcare Bhd	615,700	953,241
Laboratory Corporation of America Holdings †	51,871	5,562,127
Life Healthcare Group Holdings Limited	235,988	990,746
LifePoint Hospitals Incorporated †	94,197	7,045,936
Magellan Health Services Incorporated †	55,057	3,075,484
McKesson Corporation	49,500	9,653,985
Medi-Clinic Corporation	66,427	575,945
Mediceo Paltac Holdings Company Limited	38,000	491,595
MEDNAX Incorporated †	63,056	3,609,956
Message Company Limited	2,200	77,495
Miraca Holdings Incorporated	11,100	516,354
Network Healthcare Holdings Limited	257,207	778,885
Nichii Gakkan Company	7,200	60,551
Orpea	3,644	240,311
Owens & Minor Incorporated	138,900	4,778,160
Patterson Companies Incorporated	53,700	2,162,499
Pharmaniaga Bhd	7,405	11,253
Primary Health Care Limited	90,392	381,586
Ramsay Health Care Limited	24,522	1,190,005
Rhoen Klinikum AG	9,680	302,967
Ryman Healthcare Limited	72,433	488,328
Ship Healthcare Holdings Incorporated	6,600	210,601
Sigma Pharmaceuticals Limited	257,710	198,568
Sonic Healthcare Limited	69,727	1,148,093
Suzuken Company Limited	16,200	539,507
Team Health Holdings Incorporated †	153,400	8,976,968
Tenet Healthcare Corporation †	63,300	3,872,694
Toho Pharmaceutical	12,300	238,091
TOKAI Corporation	2,600	81,590
United Drug plc	34,039	192,134

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	128,100	$11,103,708
VCA Antech Incorporated †	194,000	7,905,500
Vital KSK Holdings Incorporated	9,000	79,321
WellCare Health Plans Incorporated †	95,600	6,296,216
WellPoint Incorporated	36,300	4,229,313

		191,433,002

Health Care Technology: 0.22%
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	338,400	4,999,860
athenahealth Incorporated †	22,963	3,316,776
Cerner Corporation †	66,724	3,847,306
HMS Holdings Corporation †	192,979	4,411,500
M3 Incorporated	28,600	500,009
Medidata Solutions Incorporated †	106,800	4,970,472

		22,045,923

Life Sciences Tools & Services: 0.70%
Bio-Rad Laboratories Incorporated Class A †	44,567	5,359,627
Covance Incorporated †	34,837	2,887,987
Divi’s Laboratories Limited	12,947	333,863
Gerresheimer AG	3,694	266,955
Illumina Incorporated †	78,757	14,125,856
Lonza Group AG	5,820	666,284
Mettler-Toledo International Incorporated †	17,560	4,749,629
Parexel International Corporation †	125,100	7,060,644
PerkinElmer Incorporated	246,600	11,060,010
QIAGEN NV †	22,655	548,616
Tecan Group AG	803	90,092
TECHNE Corporation	72,296	6,905,714
Thermo Fisher Scientific Incorporated	85,800	10,314,018
Waters Corporation †	50,465	5,219,595

		69,588,890

Pharmaceuticals: 3.55%
AbbVie Incorporated	208,075	11,502,386
Actavis plc †	57,094	12,959,196
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	67,204	10,999,951
Almirall SA †	1,080	16,929
Aspen Pharmacare Holdings Limited	82,217	2,355,994
Astellas Pharma Incorporated	422,500	6,082,993
AstraZeneca plc	113,048	8,571,195
Bayer AG	74,876	10,040,017
Bristol-Myers Squibb Company	215,777	10,929,105
BTG plc †	29,198	310,470
Cadila Healthcare Limited	9,434	186,612
Cardiome Pharma Corporation †	781	5,294
Celltrion Incorporated «†	17,606	723,201

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Chugai Pharmaceutical Company Limited	41,100	$1,301,595
Cipla Limited India	66,901	566,917
Daiichi Sankyo Company Limited	131,800	2,328,304
Dainippon Sumitomo Pharma Company Limited	32,900	446,804
Dong-A ST Company Limited	1,090	108,038
Dr. Reddys Laboratories Limited	17,225	836,809
Eisai Company Limited	52,800	2,205,223
Eli Lilly & Company	131,400	8,351,784
Fuso Pharmaceutical Industries Limited	16,000	48,748
Galenica AG	419	397,070
GlaxoSmithKline Pharmaceuticals Limited	4,235	173,689
GlaxoSmithKline plc	444,758	10,887,196
Glenmark Pharmaceuticals Limited	35,144	415,207
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited	58,000	202,063
H. Lundbeck AS	7,172	150,806
Haw Par Corporation Limited	27,500	188,023
Hikma Pharmaceuticals plc	10,618	304,427
Hisamitsu Pharmaceutical Company Incorporated	15,000	595,415
Hua Han Bio-Pharmaceutical Holdings Limited	2,771	880
Ipsen	2,572	122,861
Jazz Pharmaceuticals plc †	31,190	5,081,475
Johnson & Johnson	361,776	37,527,024
Kaken Pharmaceutical Company Limited	17,000	428,247
Kissei Pharmaceutical Company Limited	7,200	179,991
Kyorin Company Limited	14,000	314,191
Kyowa Hakko Kogyo Company Limited	51,000	691,143
Lupin Limited	30,584	647,869
Mallinckrodt plc †	245,073	19,971,007
Meda AB Class A	25,008	336,517
Merck & Company Incorporated	372,358	22,382,439
Merck KGaA	12,492	1,087,090
Mochida Pharmaceutical Company Limited	3,000	206,161
Mylan Laboratories Incorporated †	244,500	11,882,700
Nektar Therapeutics †	266,600	3,801,716
Nichi-Iko Pharmaceutical Company Limited	10,000	155,606
Nicholas Piramal India Limited	18,361	208,528
Nippon Shinyaku Company Limited	12,000	381,181
Novartis AG	238,838	21,424,007
Novo Nordisk AS Class B	179,836	8,216,325
Ono Pharmaceutical Company Limited	20,400	1,819,520
Orion Oyj Class A	3,628	140,579
Orion Oyj Class B	8,702	341,305
Otsuka Holdings Company Limited	101,500	3,689,490
Perrigo Company plc	79,714	11,856,660
Pfizer Incorporated	813,155	23,898,625
Pharmaxis Limited †	22,924	1,135
PT Kalbe Farma Tbk	4,452,500	631,857
Ranbaxy Laboratories Limited †	34,908	368,582
Recordati SpA	6,569	107,029
Roche Holding AG	2,539	723,907

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Pharmaceuticals (continued)
Roche Holding AG Genusschein	61,846	$18,034,066
Rohto Pharmaceutical Company Limited	21,000	297,304
Salix Pharmaceuticals Limited †	38,333	6,099,164
Sanofi ADR	9,844	538,467
Sanofi-Aventis SA	110,160	12,086,185
Santen Pharmaceutical Company Limited	15,600	899,611
Sawai Pharmaceutical Company Limited	6,700	381,864
Seikagaku Corporation	7,900	143,961
Shionogi & Company Limited	60,700	1,429,333
Shire Limited plc	53,872	4,402,916
Sihuan Pharmaceutical Holdings Group limited	1,126,000	754,052
Sosei Group Corporation †	2,300	99,918
Stada Arzneimittel AG	5,207	207,784
Sun Pharmaceutical Industries Limited	193,872	2,732,515
Taisho Pharmaceutical Holding Company Limited	12,000	909,991
Takeda Pharmaceutical Company Limited	135,800	6,199,721
Tanabe Seiyaku Company Limited	46,800	716,090
Teva Pharmaceutical Industries Limited	90,328	4,705,294
The United Laboratories International Holdings Limited †	500	385
Towa Pharmaceutical Company Limited	1,900	77,428
Tsumura & Company	13,600	347,565
UCB SA	9,628	932,357
Valeant Pharmaceuticals International Incorporated †	30,257	3,544,686
Yuhan Corporation	1,877	320,253
Zeria Pharmaceutical Company Limited	9,000	220,059
Zoetis Incorporated	114,461	4,056,498

		352,954,575

Industrials: 12.79%

Aerospace & Defense: 1.58%
Airbus Group NV	44,600	2,742,874
B/E Aerospace Incorporated †	58,400	4,948,816
BAE Systems plc	307,386	2,271,377
Bharat Electronics Limited	2,301	77,994
Bombardier Incorporated Class B	143,159	481,893
CAE Incorporated	24,800	306,550
Chemring Group plc	8,445	32,141
Cobham plc	107,360	529,533
Curtiss-Wright Corporation	105,000	7,543,200
DigitalGlobe Incorporated †	149,700	4,546,389
Elbit Systems Limited	1,785	106,216
Embraer SA	156,200	1,521,877
Esterline Technologies Corporation †	68,860	8,072,458
Exelis Incorporated	389,639	6,697,894
Finmeccanica SpA †	34,904	326,538
General Dynamics Corporation	44,226	5,450,855
HEICO Corporation	119,725	6,202,952
Hexcel Corporation †	211,400	8,707,566
Huntington Ingalls Industries Incorporated	107,068	10,932,713

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
L-3 Communications Holdings Incorporated	57,700	$6,344,115
Lockheed Martin Corporation	35,400	6,159,600
MacDonald Dettwiler & Associates Limited	2,966	226,467
Meggitt plc	76,370	597,921
MTU Aero Engines AG	4,407	384,494
Northrop Grumman Corporation	28,351	3,606,814
Precision Castparts Corporation	32,696	7,979,786
QinetiQ plc	51,946	186,792
Raytheon Company	42,000	4,046,280
Rockwell Collins Incorporated	87,000	6,697,260
Rolls-Royce Holdings plc	181,553	3,077,348
Saab AB	5,318	143,426
Safran SA	31,081	2,037,247
Singapore Technologies Engineering Limited	264,000	773,580
Spirit AeroSystems Holdings Incorporated †	229,000	8,782,150
Teledyne Technologies Incorporated †	82,254	7,984,396
Thales SA	9,751	544,460
TransDigm Group Incorporated	30,740	5,778,813
Ultra Electronics Holdings	5,405	160,170
United Technologies Corporation	182,959	19,755,913
Zodiac Aerospace SA	17,330	565,284

		157,332,152

Air Freight & Logistics: 0.48%
Bollore Investissement	945	596,008
C.H. Robinson Worldwide Incorporated	92,323	6,301,968
Deutsche Post AG	84,258	2,755,038
FedEx Corporation	62,700	9,272,076
Forward Air Corporation	65,900	3,050,511
Freightways Limited	37,588	162,233
Glovis Company Limited	5,038	1,503,028
Hub Group Incorporated Class A †	70,701	3,074,786
Kerry Logistics Network Limited	72,526	119,784
Kintetsu World Express Incorporated	4,600	182,815
Mainfreight Limited	9,747	123,353
Mitsui-Soko Company Limited	20,000	83,618
Oesterreichische Post AG	4,954	231,927
Panalpina Welttransport Holdings AG	1,522	216,019
PostNL †	25,238	126,378
Royal Mail plc	51,790	383,811
Singapore Post Limited	260,000	359,073
The Shibusawa Warehouse Company Limited	12,000	40,713
TNT Express NV «	40,089	299,615
Toll Holdings Limited	126,473	705,173
United Parcel Service Incorporated Class B	152,400	14,833,092
UTI Worldwide Incorporated †	205,007	1,881,964
Yamato Holdings Company Limited	81,500	1,683,735

		47,986,718

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Airlines: 1.08%
Air China	534,000	$330,733
Air France-KLM «†	16,025	167,648
Airasia Bhd	365,000	279,077
Alaska Air Group Incorporated	86,196	3,994,323
All Nippon Airways Company Limited	215,000	522,596
American Airlines Group Incorporated	1,517,222	59,035,108
Asiana Airlines †	21,610	102,834
Cathay Pacific Airways Limited	167,000	310,295
China Airlines †	594,775	198,985
Chorus Aviation Incorporated	63	269
Delta Air Lines Incorporated	190,000	7,520,200
Deutsche Lufthansa AG	24,014	415,713
easyJet plc	22,179	491,553
Eva Airways Corporation †	355,165	178,233
International Consolidated Airlines – United Kingdom Exchange †	72,922	437,274
Japan Airlines Company Limited	11,700	657,840
JetBlue Airways Corporation †	479,400	5,863,062
Korean Air Lines Company Limited	6,337	227,806
LAN Airlines SA †	79,059	983,724
Malaysian Airline System Bhd †	230,670	18,296
Qantas Airways Limited †	203,671	279,621
Ryanair Holdings plc ADR †	16,200	889,380
Singapore Airlines Limited	90,200	729,370
Spirit Airlines Incorporated †	166,301	11,705,927
Thai Airways International PCL †	76,300	36,311
Turk Hava Yollari Anonim Ortakligi †	148,808	471,587
United Continental Holdings Incorporated †	229,000	10,902,690
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	11,787	318,714

		107,069,169

Building Products: 0.55%
A.O. Smith Corporation	162,700	7,985,316
Aica Kogyo Company Limited	12,200	291,501
Asahi Glass Company Limited	228,000	1,234,612
Assa Abloy AB Class B	30,983	1,565,275
Bunka Shutter Company Limited	12,000	107,838
Central Glass Company Limited	41,000	152,501
Compagnie de Saint-Gobain	44,812	2,274,562
Daikin Industries Limited	57,400	3,955,577
Fortune Brands Home & Security Incorporated	103,497	4,472,105
Geberit AG	3,718	1,261,540
GWA International Limited	48,362	137,761
JS Group Corporation	55,900	1,236,790
KCC Corporation	1,527	1,028,592
Kingspan Group plc	16,453	286,336
Lennox International Incorporated	96,758	8,104,450
Masco Corporation	232,000	5,445,040
Nibe Industrier AB Class B	13,413	370,384

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Building Products (continued)
Nichias Corporation	22,000	$146,744
NICHIHA Corporation	5,800	59,424
Nippon Sheet Glass Company Limited †	171,000	203,796
Nitto Boseki Company Limited	38,000	157,413
Noritz Corporation	8,300	142,714
Okabe Company Limited	8,500	101,711
Owens Corning Incorporated	69,000	2,484,000
Rockwool International AS Class A	500	78,939
Rockwool International AS Class B	400	62,869
Sankyo Tateyama Incorporated	4,600	88,865
Sanwa Shutter Corporation	45,000	329,136
Sekisui Jushi Corporation	6,000	82,291
Simpson Manufacturing Company Incorporated	91,100	2,944,352
Taiwan Glass Industrial Corporation	343,581	296,562
Takara Standard Company Limited	24,000	212,216
Takasago Thermal Engineering Company	13,300	167,712
TOTO Limited	64,000	778,125
Trakya Cam Sanayi AS	32,517	39,866
Uponor Oyj	2,800	43,082
USG Corporation †	224,800	6,512,456
Wienerberger AG	10,742	160,622

		55,003,075

Commercial Services & Supplies: 1.06%
ABM Industries Incorporated	115,674	3,076,928
Aeon Delight Company Limited	3,500	85,881
Aggreko plc	24,032	679,042
Babcock International Group plc	46,368	862,922
Bilfinger Berger AG	4,408	335,235
Brady Corporation Class A	104,500	2,781,790
Brambles Limited	322,483	2,861,239
Brink’s Company	104,900	2,872,162
Cabcharge Australia Limited	26,928	135,807
Cintas Corporation	66,800	4,418,152
Civeo Corporation	151,900	3,859,779
Clean Harbors Incorporated †	118,604	7,180,286
Copart Incorporated †	66,290	2,282,365
Covanta Holding Corporation	85,300	1,790,447
Dai Nippon Printing Company Limited	124,000	1,300,841
Daiseki Company Limited	6,700	120,033
Davis Service Group plc	15,297	270,968
De La Rue plc	11,470	135,388
Deluxe Corporation	111,438	6,636,133
Downer EDI Limited	82,141	373,605
Duskin Company Limited	11,300	200,488
East Asiatic Company Limited AS	250	2,470
Edenred	14,182	420,579
G4S plc	126,965	558,570
Herman Miller Incorporated	134,100	3,985,452

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Commercial Services & Supplies (continued)
HNI Corporation	98,700	$3,741,717
HomeServe plc	13,090	70,127
Intrum Justitia AB	10,031	311,009
Itoki Corporation	1,000	6,574
K-Green Trust	25,027	21,039
Kaba Holding	280	137,629
Kar Auction Services Incorporated	90,400	2,726,464
KEPCO Plant Service & Engineering Company Limited	3,274	252,504
Kokuyo Company Limited	21,900	174,703
Kyodo Printing Company Limited	6,000	22,144
Loomis AB	8,827	261,428
Matsuda Sangyo Company Limited	1,800	22,075
Mineral Resources Limited	30,606	303,853
Mitie Group plc	40,984	214,869
Mitsubishi Pencil Company Limited	5,700	180,513
Moshi Moshi Hotline Incorporated	8,300	81,927
Msa Safety Incorporated	68,500	3,792,160
Nippon Kanzai Company Limited	500	13,624
Nissha Printing Company Limited	7,200	93,421
Okamura Corporation	20,000	163,391
Oyo Corporation	3,900	69,982
Park24 Company Limited	21,100	367,062
Pilot Corporation	2,900	158,874
Pitney Bowes Incorporated	130,200	3,523,212
PMP Limited †	14,400	6,321
Progressive Waste Solutions Limited	12,017	310,676
Prosegur Compania de Seguridad SA	26,730	181,229
Recall Holdings Limited †	54,476	242,687
Regus plc	55,194	158,337
Rentokil Initial plc	173,799	365,859
Republic Services Incorporated	176,400	6,937,812
Ritchie Bros Auctioneers Incorporated	6,229	147,977
RR Donnelley & Sons Company	431,800	7,629,906
S1 Corporation Incorporated (Korea)	5,118	373,521
Salmat Limited	5,981	9,552
Sato Corporation «	7,500	216,253
Secom Company Limited	42,000	2,566,947
Securitas AB	25,461	278,134
Serco Group plc	48,699	250,951
Shanks Group plc	6,285	11,034
Societe BIC SA	2,766	375,795
Sohgo Security Services Company Limited	15,700	390,519
Stericycle Incorporated †	50,831	6,041,264
Taiwan Secom Company Limited	64,960	184,510
Tetra Tech Incorporated	141,900	3,618,450
Tomra Systems ASA	7,776	65,553
Toppan Forms Company Limited	6,500	65,659
Toppan Printing Company Limited	124,000	910,529
Transcontinental Incorporated Class A	3,424	47,583
Transpacific Industries Group Limited	162,245	136,376

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Uchida Yoko Company Limited	2,000	$8,554
United Stationers Incorporated	83,500	3,394,275
Waste Connections Incorporated	76,948	3,775,069
Waste Management Incorporated	52,253	2,454,323

		105,092,518

Construction & Engineering: 0.52%
Abengoa SA	2,071	12,463
Actividades de Construccion y Servicios SA	16,825	708,647
Aecon Group Incorporated	8,690	132,352
Arcadis NV	6,603	218,115
Ausenco Limited	9,573	5,096
Balfour Beatty plc	61,174	246,786
Boart Longyear Group Limited «†	89,116	13,317
Bouygues SA	16,988	623,558
Budimex SA	489	18,626
Cardno Limited «	35,271	216,754
Carillion plc	47,881	267,562
Chicago Bridge & Iron Company NV	63,800	4,046,196
China Communications Construction Company Limited	1,015,779	740,531
China Railway Construction Corporation Limited	450,500	431,315
China Railway Group Limited Class H	1,000,000	517,416
China State Construction International Holdings Limited	438,000	706,447
Chiyoda Corporation	33,000	360,940
Chudenko Corporation	6,500	104,392
Cintra Concesiones de Infraestructuras de Transporte SA	39,046	794,707
Comsys Holdings Corporation	25,400	484,833
CTCI Corporation	123,000	220,154
Daelim Industrial Company Limited	6,425	553,819
Daewoo Engineering & Construction Company Limited †	31,654	265,982
Dialog Group Bhd	784,124	430,373
Doosan Heavy Industries & Construction Company Limited	13,384	380,816
Eiffage SA	4,842	313,654
EMCOR Group Incorporated	147,732	6,382,022
Flsmidth & Company AS «	5,428	289,837
Fluor Corporation	96,900	7,159,941
Gamuda Bhd	314,200	481,468
GS Engineering & Construction Corporation †	11,855	430,846
Henderson Investments Limited	18,000	1,533
Hibiya Engineering Limited	6,000	93,363
HKC Holdings Limited †	217,196	5,829
Hochtief AG	4,214	333,105
Housing & Construction Holdings Limited	10,493	24,641
Hyundai Development Company	13,643	554,358
Hyundai Engineering & Construction Company Limited	17,322	1,091,647
IJM Corporation Bhd	221,620	457,021
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	586,800
Imtech NV «†	48,710	24,577
Interchina Holdings Company †	960,000	47,071

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Construction & Engineering (continued)
Interserve plc	12,112	$133,113
Italian-Thai Development PCL †	95,501	15,847
JGC Corporation	50,000	1,446,970
Kajima Corporation	191,000	976,616
Kandenko Company Limited	21,000	113,028
KBR Incorporated	94,800	2,087,496
KEPCO Engineering & Construction Company Incorporated	1,785	105,627
Kinden Corporation	32,000	343,236
Koninklijke Bam Groep NV «	28,776	68,021
Koninklijke Boskalis Westminster NV	7,449	428,649
Kumho Industrial Company Limited †	9	98
Kyowa Exeo Corporation	21,600	294,588
Lanco Infratech Limited †	198,580	27,490
Larsen & Toubro Limited	42,205	1,061,733
Larsen & Toubro Limited GDR	8,011	201,397
Leighton Holdings Limited	17,730	371,583
Macmahon Holdings Limited †	139,645	15,651
Maeda Corporation	31,000	282,753
Maeda Road Construction Company Limited	12,000	202,182
Malaysia Marine & Heavy Engineering	135,600	141,107
Malaysian Resources Corporation Bhd	50	27
Mirait Holdings Corporation	11,700	133,255
Monadelphous Group Limited «	18,415	269,332
NCC AB	8,600	274,147
Nippo Corporation	8,000	157,163
Nippon Densetsu Kogyo Company Limited	8,000	133,942
Nippon Koei Company Limited	15,000	68,192
Nishimatsu Construction Company Limited	77,000	410,736
Obayashi Corporation	141,000	1,076,015
Obrascon Huarte Lain SA	3,542	129,637
Okumura Corporation	38,000	222,058
Outotec Oyj «	15,988	144,216
Peab AB	21,523	153,972
Penta-Ocean Construction Company Limited	55,000	201,932
Polimex Mostostal SA †	86,564	2,162
Power Line Engineering PCL (a)	244,400	14,768
Punj Lloyd Limited †	22,537	13,649
PYI Corporation Limited	111,318	2,614
Samsung Engineering Company Limited †	7,013	441,965
Sanki Engineering Company Limited	10,000	76,025
Shimizu Corporation	138,000	1,140,660
Sho-Bond Holdings Company Limited	4,700	195,146
Sino Thai Engineering & Construction PCL	374,529	299,013
Skanska AB	34,816	720,305
SNC-Lavalin Group Incorporated	14,400	737,416
Socam Development Limited †	63	58
Sumitomo Mitsui Construction Company Limited †	150,200	183,338
Taikisha Limited	8,000	189,687
Taisei Corporation	216,000	1,287,135
Tekfen Holding AS †	41,044	103,108
Toa Corporation	31,000	57,504
Toda Corporation	49,000	258,081

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)
Tokyo Energy & Systems Incorporated	1,000	$6,795
Tokyu Construction Company Limited	80	411
Toshiba Plant Systems & Services Corporation	6,000	101,437
Totetsu Kogyo Company Limited	5,900	146,189
Toyo Engineering Corporation	28,000	135,365
United Construction Group Limited	30,880	187,462
United Engineers Limited	59,000	134,622
Vinci SA	43,394	2,836,623
YIT Oyj	11,040	101,397
Yokogawa Bridge Holdings Corporation	8,000	117,103

		51,960,757

Electrical Equipment: 1.08%
ABB Limited	205,224	4,656,409
ABB Limited (India)	14,757	239,704
Acuity Brands Incorporated	95,722	11,858,041
Alstom SA †	20,310	718,796
AMETEK Incorporated	145,168	7,685,194
Bharat Heavy Electricals limited	122,363	485,782
Cosel Company Limited	4,900	62,401
Daihen Corporation	18,000	72,661
Denyo Company Limited	3,200	46,103
Eaton Corporation plc	61,537	4,295,898
Elswedy Cables Holding Company †	9,692	50,561
Emerson Electric Company	87,200	5,582,544
EnerSys	100,700	6,474,003
FDG Electric Vehicles Limited †	1,480,000	105,032
Fuji Electric Holdings Company Limited	123,000	594,637
Fujikura Limited	69,000	337,556
Furukawa Electric Company Limited	135,000	290,643
Futaba Corporation	6,900	106,241
Gamesa Corporation Tecnologica SA †	8,248	103,758
Generac Holdings Incorporated «†	145,600	6,773,312
General Cable Corporation	112,400	2,413,228
GS Yuasa Corporation	79,000	475,314
Hubbell Incorporated Class B	33,700	4,074,330
Johnson Electric Holdings Limited	54,750	213,700
Legrand SA	23,684	1,309,201
LS Cable Limited	7,178	495,547
LS Industrial Systems Company Limited	3,641	224,791
Mabuchi Motor Company Limited	5,800	492,787
Mitsubishi Electric Corporation	397,000	4,967,985
NIDEC Corporation	50,000	3,187,563
Nippon Carbon Company Limited	11,000	19,453
Nitto Kogyo Corporation	9,700	200,349
Nordex AG †	816	14,743
Ormat Industries	3,095	22,893
Osram Licht AG †	7,623	318,717
Polypore International Incorporated †	92,900	4,164,707
Prysmian SpA	18,370	373,162

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Electrical Equipment (continued)
RegalBeloit Corporation	98,971	$7,033,869
Rockwell Automation Incorporated	82,200	9,585,342
Roper Industries Incorporated	58,945	8,874,759
Sanyo Denki Company Limited	6,000	50,171
Schneider Electric Infrastructure Limited †	5,981	13,247
Schneider Electric SA	52,663	4,450,722
Schneider Electric SA – London Exchanges	1,614	136,404
SGL Carbon AG †	3,056	89,444
Shihlin Electric	118,000	162,252
Sumitomo Electric Industries Limited	155,400	2,274,729
Suzlon Energy Limited †	89,769	31,881
TECO Electric & Machinery Company Limited	303,000	381,151
Ushio Incorporated	25,200	281,924
Vestas Wind Systems AS †	15,405	648,386
Walsin Lihwa Corporation †	600,000	214,784
Ya Hsin Industrial Company Limited †(a)	40,000	0

		107,736,811

Industrial Conglomerates: 0.95%
Aboitiz Equity Ventures Incorporated	548,400	688,645
Aditya Birla Nuvo Limited	5,674	135,940
Alfa SA de CV	613,500	1,980,765
Alliance Global Group Incorporated	970,700	547,689
Antarchile SA	32,607	439,013
Beijing Enterprises Holdings Limited	135,000	1,163,605
Bidvest Group Limited	57,909	1,527,337
Boustead Holdings Bhd	80,800	132,274
CITIC Pacific Limited «	402,000	782,209
CJ Corporation	4,217	744,458
Danaher Corporation	129,294	9,905,213
DCC plc – United Kingdom Exchange	9,251	549,204
Discount Investment Corporation †	1,353	11,121
DMCI Holdings Incorporated	161,600	296,514
Dogan Sirketler Grubu Holdings †	170,145	61,399
Doosan Corporation	3,897	463,128
Enka Insaat Ve Sanayi AS	97,486	243,997
Far Eastern New Century Corporation	878,918	942,417
Gallant Venture Limited †	42,000	9,751
General Electric Company	1,281,407	33,290,954
Grupo Carso SAB de CV	111,000	679,068
Hong Leong Asia Limited	11,000	13,474
Hopewell Holdings	123,000	442,004
Hutchison Whampoa Limited	437,000	5,683,783
Jardine Matheson Holdings Limited	31,985	1,927,416
Jardine Strategic Holdings Limited	39,394	1,433,942
JG Summit Holdings	615,492	726,309
Katakura Industries Company Limited	5,400	70,170
Keihan Electric Railway Company Limited	109,000	482,954
Keppel Corporation Limited	270,051	2,356,636

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Industrial Conglomerates (continued)
Koc Holding AS	126,301	$645,675
Koninklijke Philips Electronics NV	78,900	2,404,122
LG Corporation	33,994	2,377,015
MMC Corporation Bhd	109,200	85,572
Nisshinbo Industries Incorporated	31,000	288,712
NWS Holdings Limited	280,878	530,584
Quinenco SA	62,686	135,156
Rheinmetall AG	3,555	192,239
Samsung Techwin Company Limited	9,105	382,986
San Miguel Corporation	214,380	388,441
SembCorp Industries Limited	165,000	676,354
Shun Tak Holdings Limited †	294,250	152,629
Siemens AG	69,350	8,687,612
Siemens India Limited	21,727	284,406
Sime Darby Bhd	659,878	1,980,471
SK Corporation	7,547	1,194,628
SM Investments Corporation	70,518	1,248,621
Smiths Group plc	35,162	768,205
Tokai Holdings Corporation	26,800	133,169
Top Frontier Investment Holdings Incorporated †	8	23
Toshiba Corporation	829,000	3,653,990
Turk Sise Ve Cam Fabrikalari AS	125,797	169,941
Yazicilar Holding AS	9,222	83,196

		94,195,136

Machinery: 2.61%
Aalberts Industries NV	11,130	308,499
AG Growth International Incorporated	1,000	43,217
AGCO Corporation	57,800	2,822,952
Aida Engineering Limited	11,300	107,955
Airtac International Group	16,050	165,115
Alfa Laval AB	28,699	655,344
Amada Company Limited	76,000	715,844
Andritz AG	7,071	378,327
Asahi Diamond Industrial Company Limited	12,000	168,389
Atlas Copco AB Class A	61,897	1,802,202
Atlas Copco AB Class B	37,370	996,106
ATS Automation Tooling Systems Incorporated †	4,800	58,847
Austal Limited †	9,718	11,572
Bando Chemical Industries Limited	15,000	60,262
Bodycote plc	18,289	211,019
Bradken Limited	25,084	110,108
Bucher Industries AG	862	256,332
Cargotec Corporation	3,652	132,392
Chart Industries Incorporated †	66,700	4,461,563
China Conch Venture Holdings Limited	277,500	642,364
China International Marine Containers (Group) Company Limited Class H	157,100	338,118
CKD Corporation	12,000	113,605
Clarcor Incorporated	109,338	6,911,255

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Machinery (continued)
CNH Industrial NV	78,164	$678,871
Colfax Corporation †	53,864	3,426,289
Cosco Corporation Singapore Limited	190,000	110,284
Crane Company	107,400	7,473,966
CSBC Corporation Taiwan	102	60
CSR Corporation Limited	446,000	402,261
Cummins Incorporated	38,600	5,601,246
Cummins India Limited	13,858	157,764
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	693,580
Daifuku Company Limited	21,500	254,789
Donaldson Company Incorporated	84,200	3,524,612
Doosan Infracore Company Limited †	19,520	228,130
Ebara Corporation	89,000	502,119
FANUC Corporation	36,300	6,070,643
Flowserve Corporation	82,700	6,276,103
Fuji Machine Manufacturing Company Limited	17,200	163,660
Fujitec Company Limited	13,000	152,059
Furukawa Company Limited	61,000	140,708
GEA Group AG	16,445	743,960
Georg Fischer AG	456	301,500
Gildemeister AG	3,643	104,662
Glory Limited	13,000	392,955
Graco Incorporated	38,200	2,936,052
Hanjin Heavy Industries & Construction Company Limited †	14,343	87,845
Hino Motors Limited	56,200	796,723
Hitachi Construction Machinery Company Limited	18,600	365,403
Hitachi Koki Company Limited	9,300	78,211
Hitachi Zosen Corporation	30,600	149,993
Hiwin Technologies Corporation	56,810	554,976
Hoshizaki Electric Company Limited	12,000	585,900
Hosokawa Micron Corporation	4,000	24,220
Hyundai Heavy Industries Company Limited	12,411	1,762,596
Hyundai Mipo Dockyard Company Limited	2,652	337,401
Hyundai Rotem Company Limited	9,250	203,437
IDEX Corporation	50,963	3,921,093
IMI plc	29,234	658,105
Iseki & Company Limited	44,000	117,987
Ishikawajima-Harima Heavy Industries Company Limited	282,000	1,328,079
ITT Corporation	198,991	9,523,709
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	2,449
Japan Steel Works	72,000	310,712
Jaya Holdings Limited	61,000	3,028
Joy Global Incorporated	68,200	4,306,830
JTEKT Corporation	46,600	740,799
Juki Corporation †	7,000	21,260
Kawasaki Heavy Industries Limited	321,000	1,193,974
KCI Konecranes Oyj «	3,753	119,090
Kennametal Incorporated	172,000	7,707,320
King Slide Works Company Limited	17,000	228,066
Kitz Corporation	21,100	112,755

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Machinery (continued)
Komatsu Limited	181,830	$4,115,620
Komori Corporation	11,000	127,608
Kone Oyj Class B	38,458	1,627,127
KOPEX SA †	1,096	3,678
Krones AG	626	57,322
Kubota Corporation	230,865	3,297,279
Kurita Water Industries Limited	21,400	480,263
Kyokuto Kaihatsu Kogyo Company	6,900	100,471
Makino Milling Machine Company Limited	25,000	185,497
Makita Corporation	26,900	1,502,129
Makita Corporation ADR	1	56
MAN AG	3,130	371,168
Manitowoc Company Incorporated	293,146	8,624,355
Max Company Limited	6,000	69,720
Meidensha Corporation	41,000	164,717
Melrose Industries plc	96,849	438,458
Metso Oyj	12,945	507,551
Minebea Company Limited	73,000	913,509
Mitsubishi Heavy Industries Limited	660,000	4,061,685
Mitsuboshi Belting Company Limited	10,000	63,819
Mitsui Engineering & Shipbuilding Company Limited	152,000	331,626
Miura Company Limited	7,400	255,332
Morgan Advanced Materials plc	21,935	115,837
Mori Seiki Company Limited	22,100	278,255
Morita Holdings Corporation	7,000	66,808
Mueller Industries Incorporated	121,800	3,561,432
Nabtesco Corporation	24,600	566,265
Nachi-Fujikoshi Corporation	45,000	299,294
Namura Shipbuilding Company Limited	1,000	9,294
Navistar International Corporation «†	148,121	5,585,643
NGK Insulators Limited	53,000	1,334,615
Nippon Sharyo Limited	14,000	54,765
Nippon Thompson Company Limited	13,000	67,471
Nitta Corporation	3,300	80,434
NKT Holding AS	1,131	66,636
Nordson Corporation	37,642	3,051,261
Noritake Company Limited	17,000	43,789
NSK Limited	94,000	1,248,575
NTN Corporation	101,000	424,211
OILES Corporation	4,980	125,978
Okuma Corporation	29,000	232,736
OSG Corporation	18,700	319,021
Oshkosh Corporation	56,500	2,806,920
Paccar Incorporated	46,600	2,926,946
Pall Corporation	65,700	5,543,109
Pentair plc	118,224	8,047,508
Rotork plc	7,725	353,448
Ryobi Limited	20,000	59,590
Samsung Heavy Industries Company Limited	44,830	1,204,810
Sandvik AB	105,184	1,311,555

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Machinery (continued)
Sasebo Heavy Industries Company Limited †	4,000	$4,690
Schindler Holding AG	2,474	359,761
Schindler Holding AG - Participation Certificate	5,042	728,798
SembCorp Marine Limited	147,200	466,684
Shima Seiki Manufacturing Limited	4,400	70,919
Shin Zu Shing Company Limited	649	1,759
Shinmaywa Industries Limited	17,000	166,822
Shinwa Company Limited Nagoya	500	6,286
Singamas Container Holding	180,000	35,535
Sintokogio Limited	10,700	71,577
SKF AB Class A	976	22,469
SKF AB Class B	35,091	809,339
SMC Corporation	12,800	3,345,629
Spirax Sarco Engineering plc	7,794	383,001
SPX Corporation	28,800	2,996,640
Stanley Black & Decker Incorporated	98,100	8,976,150
Star Micronics Company Limited	6,100	85,891
STX Corporation Company Limited †	1,049	1,097
Sulzer AG	2,037	270,254
Sumitomo Heavy Industries Limited	116,000	597,588
Tadano Limited	23,000	413,379
Takuma Company Limited	14,000	89,346
Terex Corporation	233,700	8,742,717
The Middleby Corporation †	124,200	10,709,766
The Timken Company	51,200	2,318,848
THK Company Limited	24,100	570,506
Toro Company	121,370	7,467,896
Toshiba Machine Company Limited	18,000	79,581
Trelleborg AB Class B	21,858	418,443
Trinity Industries Incorporated	328,258	15,881,122
Triyards Holdings Limited	7,100	4,405
Tsubakimoto Chain Company	30,000	255,466
Tsugami Corporation «	18,000	95,324
Tsukishima Kikai Company Limited	5,000	55,120
United Tractors	352,380	667,255
Vallourec SA	11,333	506,145
Valmet Corporation	12,945	137,178
Valmont Industries Incorporated «	16,177	2,276,913
Vesuvius plc	23,880	184,346
Volvo AB Class A	43,600	527,436
Volvo AB Class B	132,230	1,578,795
Wabco Holdings Incorporated †	39,000	4,024,800
Wabtec Corporation	59,980	4,999,933
Wartsila Oyj	17,118	860,551
WEG SA	57,980	724,977
Weir Group plc	19,255	845,506
Woodward Governor Company	133,200	6,957,036
Xylem Incorporated	118,881	4,429,506
Yungtay Engineering Company Limited	78,000	193,366
Zardoya Otis SA (a)	582	8,443

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Machinery (continued)
Zardoya-Otis SA	14,550	$211,062
Zoomlion Heavy Industry Class H	306,400	190,955

		259,961,828

Marine: 0.15%
A.P. Moller Maersk AS Class A	200	481,575
A.P. Moller Maersk AS Class B	645	1,615,657
Chinese Maritime Transport Limited	6,000	7,307
Compagnie Maritime Belge SA	227	5,433
Daiichi Chuo Kisen Kaisha «†	12,000	10,380
DS Norden AS	1,300	41,163
Evergreen Marine Corporation (Taiwan) Limited †	333,298	203,499
Hanjin Shipping Company Limited †	16,787	102,813
Hyundai Merchant Marine Company Limited †	15,411	186,947
Iino Kaiun Kaisha Limited	15,900	100,402
Inui Steamship Company Limited	1,100	3,351
Kawasaki Kisen Kaisha Limited	178,000	427,700
Kirby Corporation †	35,318	4,213,084
Kuehne & Nagel International AG	5,401	727,742
Malaysian Bulk Carriers Bhd	14,000	7,595
Matson Incorporated	97,649	2,635,547
MISC Bhd	242,400	529,096
Mitsui OSK Lines Limited	228,000	834,908
Neptune Orient Lines Limited †	184,000	148,049
Nippon Yusen Kabushiki Kaisha	322,000	947,013
Orient Overseas International Limited	30,500	181,228
Pacific Basin Shipping Limited	252,000	154,776
Pan Ocean Company Limited – South Korea Exchange †	199	849
Pan Ocean Company Limited – Singapore Exchange †	450	1,513
Regional Container Lines PCL †	73,800	29,807
Shih Wei Navigation Company Limited	34,209	24,263
Shinwa Kaiun Kaisha Limited	2,000	5,190
Shipping Corporation of India Limited †	33,100	32,811
Sincere Navigation Corporation	128,800	117,637
Taiwan Navigation Company Limited	20,000	16,126
Thoresen Thai Agencies PCL †	183,321	134,305
U-Ming Transport Corporation	113,000	185,999
Wan Hai Lines Limited	209,212	137,536
Yang Ming Marine Transport †	285,357	128,404

		14,379,705

Professional Services: 0.46%
Adecco SA	12,375	936,836
ALS Limited	72,843	506,156
Bureau Veritas SA	23,580	560,172
Capita plc	61,090	1,244,406
Corporate Executive Board Company	72,700	4,792,384
Dun & Bradstreet Corporation	24,195	2,840,009
Experian Group Limited	96,629	1,681,188
Hays plc	95,742	212,193
IHS Incorporated Class A †	35,823	5,103,703
Intertek Group plc	15,050	699,837

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Professional Services (continued)
Manpower Incorporated	49,500	$3,840,210
MEITEC Corporation	7,200	231,823
Michael Page International plc	20,623	156,019
Nielsen Holdings NV	184,271	8,658,894
Nihon M&A Center Incorporated	5,400	170,494
Poyry Oyj †	835	3,849
Randstad Holdings NV	9,424	457,478
SAI Global Limited	31,844	139,484
SEEK Limited	58,955	961,916
SGS SA	519	1,151,575
Stantec Incorporated	3,535	240,912
Teleperformance	6,495	421,499
Temp Holdings Company Limited	8,800	303,638
The Advisory Board Company †	79,500	3,943,200
Verisk Analytics Incorporated Class A †	88,824	5,701,613
WS Atkins plc	8,888	205,543

		45,165,031

Road & Rail: 1.27%
Asciano Group	170,137	997,889
Aurizon Holdings Limited	59,294	264,151
Avis Budget Group Incorporated †	241,000	16,269,910
Canadian National Railway Company	73,500	5,278,778
Canadian Pacific Railway Limited	14,300	2,864,340
Central Japan Railway Company	38,100	5,339,017
ComfortDelGro Corporation Limited	275,000	552,620
Container Corporation of India	13,018	283,326
CSX Corporation	133,300	4,120,303
DSV AS	17,460	535,606
East Japan Railway Company	73,000	5,671,190
Evergreen International Storage & Transport Corporation	124,000	78,821
Firstgroup plc †	137,119	289,328
Fukuyama Transporting Company Limited	37,000	199,856
Genesee & Wyoming Incorporated Class A †	30,140	2,963,666
Go-Ahead Group plc	3,179	116,266
Hankyu Hanshin Holdings Incorporated	244,000	1,437,570
Hertz Global Holdings Incorporated †	273,100	8,070,105
Hitachi Transport System Limited	8,700	125,594
J.B. Hunt Transport Services Incorporated	56,914	4,299,853
Kansas City Southern	65,318	7,535,084
Keihin Electric Express Railway Company Limited	101,000	888,221
Keio Corporation	110,000	848,960
Keisei Electric Railway Company Limited	66,000	682,551
Kintetsu Corporation	373,000	1,308,520
Korea Express Company Limited †	2,016	309,175
Landstar System Incorporated	97,094	6,589,284
Maruzen Showa Unyu Company Limited	16,000	51,978
MTR Corporation Limited	250,208	992,754
Nagoya Railroad Company Limited	169,000	698,448

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Road & Rail (continued)
Nankai Electric Railway Company Limited	100,000	$491,134
National Express Group plc	29,635	126,145
Nippon Express Company Limited	193,000	882,964
Nippon Konpo Unyu Soko Company Limited	12,800	226,487
Nishi-Nippon Railroad Company Limited	75,000	294,824
Norfolk Southern Corporation	38,000	4,066,000
Odakyu Electric Railway Company Limited	122,000	1,203,056
Old Dominion Freight Line Incorporated †	150,153	10,010,701
Ryder System Incorporated	33,636	3,038,676
Sagami Railway Company Limited	88,000	345,081
Sankyu Incorporated	56,000	280,417
SBS Transit Limited	1,684	2,279
SEINO Holdings Company Limited	34,000	318,939
Senko Company Limited	15,000	73,958
SMRT Corporation Limited	98,000	122,789
Stagecoach Group plc	49,321	299,682
Tobu Railway Company Limited	207,000	1,084,290
Tokyu Corporation	216,000	1,498,890
TransForce Incorporated	6,211	159,888
Transport International Holdings Limited	45,600	87,434
Union Pacific Corporation	196,500	20,685,555
West Japan Railway Company	37,200	1,759,264

		126,721,617

Trading Companies & Distributors: 0.83%
Adani Enterprises Limited	63,989	505,015
Air Lease Corporation	192,648	7,301,359
Applied Industrial Technologies Incorporated	91,100	4,437,481
Ashtead Group plc	48,201	783,805
Barloworld Limited	44,693	424,712
BayWa AG	313	14,740
Beacon Roofing Supply Incorporated †	107,100	3,054,492
Brenntag AG	14,433	763,785
Bunzl plc	31,676	865,581
China Daye Non-Ferrous Metal Mining Limited †	660,000	14,648
Daewoo International Corporation	7,912	290,667
Emeco Holdings Limited †	72,033	14,128
Fastenal Company	60,524	2,740,527
Finning International Incorporated	16,500	514,439
GATX Corporation	97,534	6,463,578
Grafton Group plc	18,582	198,976
Hanwa Company Limited	40,000	157,624
iMarketKorea Incorporated	5,870	189,598
Inaba Denki Sangyo Company Limited	4,100	140,285
Inabata & Company Limited	8,900	88,363
Itochu Corporation	310,200	3,942,905
Iwatani International Corporation	49,000	382,411
Japan Pulp & Paper Company Limited	25,000	78,812
Kanamoto Company Limited	6,000	273,920

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Trading Companies & Distributors (continued)
Kanematsu Corporation	81,000	$135,461
Kloeckner & Company †	8,856	121,134
Kuroda Electric Company Limited	5,800	89,192
LG International Corporation	5,460	150,238
Marubeni Corporation	340,000	2,454,130
Misumi Group Incorporated	15,400	478,822
Mitsubishi Corporation	305,700	6,321,434
Mitsubishi Corporation ADR	33	1,361
Mitsui & Company Limited	332,200	5,415,072
Mitsui & Company Limited ADR	263	85,870
MonotaRO Company Limited	5,900	164,335
MRC Global Incorporated †	66,200	1,643,084
MSC Industrial Direct Company	28,625	2,580,258
Nagase & Company Limited	24,600	301,929
Nichiden Corporation	3,600	80,619
Noble Group Limited	918,576	1,000,171
Okaya & Company Limited	1,100	73,795
Onoken Company Limited	700	7,885
Paperlinx Limited †	60,182	2,586
Reece Australia Limited	12,985	396,564
Rexel SA	7,698	153,239
Russel Metals Incorporated	4,649	155,979
Samsung Corporation	34,243	2,519,382
Seven Network Limited	22,953	165,493
SIG plc	78,253	242,545
SK Networks Company Limited †	31,860	308,875
Sojitz Corporation	240,500	397,578
Sumitomo Corporation	244,800	3,159,848
Tat Hong Holdings Limited	7,000	4,680
Toromont Industries Limited	6,843	171,122
Toyota Tsusho Corporation	45,500	1,200,418
Travis Perkins plc	23,342	675,434
Trusco Nakayama Corporation	3,400	87,414
Veritiv Corporation †	1,114	49,595
W.W. Grainger Incorporated	13,680	3,368,016
Wakita & Company Limited	7,000	81,138
Watsco Incorporated	59,095	5,465,697
WESCO International Incorporated †	93,824	7,880,278
Wolseley plc	26,144	1,405,388
Yamazen Corporation	18,000	137,018
Yuasa Trading Company Limited	38,000	79,619

		82,854,547

Transportation Infrastructure: 0.17%
Abertis Infraestructuras SA	39,990	841,243
Aeroports de Paris	3,323	441,647
Airports of Thailand PCL	53,200	394,753
Ansaldo STS SpA	6,620	69,935
Atlantia SpA	40,773	1,035,044

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Transportation Infrastructure (continued)
Auckland International Airport Limited	167,179	$513,201
BBA Aviation plc	37,408	200,717
Bintulu Port Holdings Bhd	6,400	14,213
CCR SA	204,620	1,851,955
China Merchants Holdings International Company Limited	312,875	1,037,527
China Resources & Transportation Group Limited †	2,600,000	110,709
Cosco Pacific Limited	409,575	573,930
Flughafen Zuerich AG	455	297,369
Fraport AG	3,869	262,317
Groupe Eurotunnel SA	53,575	689,307
GVK Power & Infrastructure Limited †	127,035	28,577
Hong Kong Aircraft Engineering Company Limited	10,000	114,580
Hopewell Highway Infrastructure Limited	167,500	83,858
Hutchison Port Holdings Trust	977,000	703,440
International Container Term Services Incorporated	175,300	453,931
Japan Airport Terminal Company Limited	13,800	494,065
Kamigumi Company Limited	48,000	446,576
Macquarie Atlas Roads Limited	53,146	162,805
Malaysia Airports Holdings Bhd	103,841	253,672
Mitsubishi Logistics Corporation	30,000	449,517
Mundra Port & Special Economic Zone Limited	99,788	465,146
Nissin Corporation	18,000	49,479
Port of Tauranga Limited	9,453	124,772
PT Jasa Marga Tbk	395,500	209,626
Shenzhen International Holdings Limited	208,510	279,267
SIA Engineering Company	42,000	154,005
Singapore Airport Terminal Services Limited	108,666	263,607
Societa Iniziative Autostradali e Servizi SpA	1,409	15,875
Sumitomo Warehouse Company Limited	29,000	156,365
Sydney Airport Holdings Limited	211,514	875,118
TAV Havalimanlari Holding AS	40,981	340,323
Transurban Group	336,066	2,529,783
Westshore Terminals Investment Corporation	8,100	269,454

		17,257,708

Information Technology: 14.64%

Communications Equipment: 1.12%
ADTRAN Incorporated	126,600	2,921,928
Alcatel-Lucent SA †	273,639	946,330
ARRIS Group Incorporated †	260,100	7,961,661
Aruba Networks Incorporated †	237,300	5,066,355
Brocade Communications Systems Incorporated	288,736	3,046,165
Ciena Corporation †	223,380	4,621,732
Cisco Systems Incorporated	669,549	16,732,030
Comba Telecom Systems Holdings Limited	212	92
D-Link Corporation †	749	539
Denki Kogyo Company Limited	13,000	79,091
EVS Broadcast Equipment SA	552	23,833
F5 Networks Incorporated †	46,038	5,717,459

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Communications Equipment (continued)
Finisar Corporation †	209,100	$4,246,821
Harris Corporation	70,300	5,018,717
Hitachi Kokusai Electric Incorporated	9,000	139,267
InterDigital Incorporated	81,632	3,622,012
Japan Radio Company Limited †	2,000	7,939
Nokia Oyj	354,521	2,978,937
Palo Alto Networks Incorporated †	27,800	2,362,722
Plantronics Incorporated	96,800	4,620,264
Polycom Incorporated †	292,690	3,878,143
QUALCOMM Incorporated	367,097	27,936,082
Spirent plc	75,771	129,691
Telefonaktiebolaget LM Ericsson Class A	3,200	38,047
Telefonaktiebolaget LM Ericsson Class B	289,375	3,608,260
Viasat Incorporated «†	90,200	5,135,988
VTech Holdings Limited	27,900	341,998
Zinwell Corporation	446	416
ZTE Corporation	164,600	370,825

		111,553,344

Electronic Equipment, Instruments & Components: 1.52%
AAC Technologies Holdings Incorporated	190,000	1,239,282
ALPS Electric Company Limited	34,900	561,177
Amano Corporation	12,600	135,997
Amphenol Corporation Class A	93,834	9,665,840
Anixter International Incorporated	59,341	5,294,997
Anritsu Corporation	27,600	235,029
Arisawa Manufacturing Company Limited	3,400	24,737
Arrow Electronics Incorporated †	67,114	4,177,847
Asia Optical Company Incorporated †	14,239	21,913
AU Optronics Corporation	1,793,319	890,945
Avnet Incorporated	87,938	3,914,120
Benchmark Electronics Incorporated †	127,204	3,133,035
Calcomp Electronics PCL	253,344	23,637
Canon Electronics Incorporated	3,800	72,315
Celestica Incorporated †	22,738	250,112
Cheng Uei Precision Industry Company Limited	71,855	138,948
Chroma ATE Incorporated	84,624	249,140
Chunghwa Picture Tubes Limited †	75	5
Citizen Holdings Company Limited	63,500	451,021
CMK Corporation †	4,800	12,687
Cognex Corporation †	176,000	7,388,480
Corning Incorporated	178,400	3,721,424
Daishinku Corporation	6,000	22,144
Daiwabo Company Limited	29,000	58,254
Delta Electronics Incorporated	472,531	3,319,834
Delta Electronics Thailand PCL	22,600	45,992
Electrocomponents plc	44,350	179,872
Enplas Corporation	2,000	112,836
FEI Company	90,000	7,563,600

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FIH Mobile Limited †	528,000	$297,722
Flextronics International Limited †	112,900	1,246,416
FUJIFILM Holdings Corporation	94,700	2,853,879
Halma plc	39,753	407,855
Hamamatsu Photonics	14,100	670,138
Hannstar Display Corporation	899,226	315,882
Hexagon AB	23,900	781,706
Hioki EE Corporation	900	14,887
Hirose Electric Company Limited	6,100	787,380
Hitachi High Technologies Corporation	12,500	349,128
Hitachi Limited	894,000	6,757,951
Hon Hai Precision Industry Company Limited	2,949,629	10,065,478
Horiba Limited	8,200	307,761
Hosiden Corporation	12,200	66,485
Hoya Corporation	85,100	2,750,240
Ibiden Company Limited	27,700	543,910
Ingenico SA	5,380	516,863
Ingram Micro Incorporated Class A †	106,173	3,060,968
Innolux Display Corporation	1,658,666	843,469
IPG Photonics Corporation †	23,100	1,586,508
Japan Aviation Electronics Industry Limited	13,000	298,996
Keyence Corporation	8,800	3,765,871
Kingboard Chemicals Holdings Limited	140	291
KOA Corporation	3,700	38,229
Kyocera Corporation	64,900	3,034,322
Kyocera Corporation ADR	60	2,809
Laird Group plc	37,748	182,613
Largan Precision Company Limited	26,244	2,173,062
LG Display Company Limited †	52,370	1,810,315
LG Innotek Company Limited †	2,021	268,085
Littelfuse Incorporated	46,251	4,250,929
Mitsumi Electric Company Limited	16,600	135,933
Muramoto Electron (Thailand) PCL	300	2,038
Murata Manufacturing Company Limited	41,400	3,952,786
Nan Ya Printed Circuit Board Corporation †	26,197	48,642
Nichicon Corporation	13,600	99,211
Nippon Chemi-Con Corporation †	32,000	94,421
Nippon Electric Glass Company Limited	80,000	402,134
Nippon Signal Company Limited	10,900	112,096
Oki Electric Industry Company Limited	138,000	311,692
OMRON Corporation	43,604	1,887,991
Optex Company Limited	30	600
Pan-International Industrial	770	558
Premier Farnell plc	32,868	106,458
Ryosan Company Limited	6,500	142,813
Samsung Electro-Mechanics Company Limited	13,434	727,380
Samsung SDI Company Limited	13,252	1,980,056
Shimadzu Corporation	52,000	455,303
Silitech Technology Corporation	381	340
Simplo Technology Company Limited	67,000	376,575

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Spectris plc	9,963	$322,035
Synnex Technology International Corporation	261,462	398,878
Taiyo Yuden Company Limited	21,700	218,992
TDK Corporation	24,900	1,239,675
TE Connectivity Limited	57,940	3,631,679
Tech Data Corporation †	85,500	5,771,250
Teikoky Tsushin Kogyo Company	2,000	3,518
TOKO Incorporated	14,000	42,655
Topcon Corporation	14,800	345,516
Toyo Corporation	3,700	42,105
TPK Holding Company Limited	58,033	394,129
Trimble Navigation Limited †	160,018	5,322,199
Tripod Technology Corporation	120,261	244,219
Truly International	250,000	135,806
Unimicron Technology Corporation	312,402	263,902
Universal Display Corporation «†	88,700	3,081,438
Venture Corporation Limited	49,000	315,015
Vishay Intertechnology Incorporated	289,554	4,632,864
Vishay Precision Group †	200	3,060
Wasion Group Holdings Limited	28,000	23,375
Wintek Corporation †	398,484	135,314
WPG Holdings Company Limited	352,227	458,983
Yageo Corporation	410,900	343,671
Yamatake Corporation	13,400	339,234
Yaskawa Electric Corporation	48,000	616,810
Yokogawa Electric Corporation	44,700	516,835
Yokowo Company Limited	3,200	16,516
Young Fast Optoelectronics Company Limited †	13,071	11,545
Zebra Technologies Corporation Class A †	106,800	8,333,604
Zhen Ding Technology Holding	78,750	260,300

		151,257,517

Internet Software & Services: 2.07%
Access Company Limited †	3,200	16,947
Akamai Technologies Incorporated †	106,148	6,413,462
AOL Incorporated †	174,585	7,545,564
Baidu.com Incorporated ADR †	64,083	13,747,085
Carsales.com Limited	34,330	356,856
CoStar Group Incorporated †	18,200	2,634,450
Daum Communications Corporation «	2,430	395,673
Dena Company Limited «	19,400	241,649
eBay Incorporated †	246,308	13,670,094
Equinix Incorporated †	30,772	6,716,297
Facebook Incorporated Class A †	373,953	27,979,163
GMO Internet Incorporated	12,000	113,259
Google Incorporated Class A †	61,742	35,956,071
Google Incorporated Class C †	61,704	35,270,006
Gree Incorporated «	21,300	167,051
HC International Incorporated †	66,000	126,890

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Internet Software & Services (continued)
Internet Initiative Japan Incorporated	6,600	$137,842
Kakaku.com Incorporated	27,500	431,088
LinkedIn Corporation Class A †	20,887	4,715,240
Mixi Incorporated «	2,000	112,259
Naver Corporation	6,805	5,154,337
NetEase.com Incorporated ADR	18,804	1,655,504
Pandora Media Incorporated †	96,788	2,617,148
Rackspace Hosting Incorporated †	68,004	2,352,938
SINA Corporation †	16,564	764,926
Telecity Group plc	21,802	268,202
Tencent Holdings Limited	1,262,725	20,610,798
United Internet AG	13,768	591,468
VeriSign Incorporated «†	78,500	4,480,388
Yahoo Japan Corporation	255,200	1,027,717
Yahoo! Incorporated †	200,000	7,702,000
Yandex NV Class A †	51,836	1,473,697

		205,446,069

IT Services: 2.30%
Alliance Data Systems Corporation †	31,180	8,251,475
Amadeus IT Holding SA	39,511	1,469,208
Amdocs Limited	103,794	4,888,697
Atos Origin SA	4,794	365,724
Blackhawk Network Holdings Incorporated †	51,918	1,426,187
Broadridge Financial Solutions Incorporated	77,513	3,297,403
CACI International Incorporated Class A †	52,000	3,750,240
Cap Gemini SA	14,926	1,061,206
CGI Group Incorporated †	24,400	863,526
Cielo SA	174,872	3,277,922
Cognizant Technology Solutions Corporation Class A †	133,574	6,108,339
Computershare Limited	93,886	1,080,277
Convergys Corporation	214,977	4,127,558
Digital Garage Incorporated	7,000	122,918
DST Systems Incorporated	19,400	1,800,514
Fidelity National Information Services Incorporated	188,100	10,674,675
Fiserv Incorporated †	147,128	9,485,342
FleetCor Technologies Incorporated †	45,400	6,523,526
Fujitsu Limited	385,000	2,640,920
Gartner Incorporated †	58,100	4,333,679
Genpact Limited †	105,300	1,832,220
HCL Technologies Limited	54,299	1,459,263
Henry Jack & Associates Incorporated	53,700	3,104,397
Indra Sistemas SA	6,012	90,370
Ines Corporation	2,500	20,616
Infosys Technologies Limited	116,330	6,899,282
Infosys Technologies Limited ADR «	2,757	164,042
International Business Machines Corporation	207,346	39,872,636
Iress Market Technology Limited «	16,055	153,994
IT Holdings Corporation	15,406	283,999

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

IT Services (continued)
Itochu Techno-Science Corporation	5,100	$226,705
Leidos Holdings Incorporated	45,587	1,716,351
MasterCard Incorporated Class A	217,500	16,488,675
Maximus Incorporated	150,300	6,192,360
Mphasis Limited	22,655	166,366
NEC Networks & System Integration Corporation	5,800	137,021
Net One Systems Company Limited «	17,400	108,368
NeuStar Incorporated Class A «†	40,100	1,182,549
Nihon Unisys Limited	9,400	86,732
Nomura Research Institute Limited	23,800	751,434
NS Solutions Corporation	2,600	76,717
NTT Data Corporation	24,800	889,077
OBIC Company Limited	13,100	448,859
Otsuka Corporation	10,800	457,763
Paychex Incorporated	38,800	1,616,020
Science Applications International Corporation	93,349	4,305,256
SK C&C Company Limited	4,840	1,014,350
Sumisho Computer Systems	9,400	268,417
Tata Consultancy Services Limited	107,025	4,448,822
Tech Mahindra Limited	8,329	324,348
Teradata Corporation †	101,701	4,644,685
TietoEnator Oyj	8,394	228,306
TKC AS	2,200	46,349
Total System Services Incorporated	103,150	3,245,099
Transcosmos Incorporated	4,400	89,273
Visa Incorporated	109,211	23,209,522
Western Union Company	357,400	6,243,778
Wex Incorporated †	82,558	9,382,717
Wipro Limited	133,741	1,245,832
Wipro Limited ADR «	13,142	157,178
Wirecard AG	9,255	345,787
Xerox Corporation	713,839	9,858,117

		229,032,988

Semiconductors & Semiconductor Equipment: 3.06%
Advanced Micro Devices Incorporated «†	1,388,600	5,790,462
Advanced Semiconductor Engineering Incorporated	1,587,821	1,978,767
Advantest Corporation	33,400	387,786
Aixtron AG †	8,010	105,090
Altera Corporation	190,500	6,732,270
Analog Devices Incorporated	198,100	10,126,872
Applied Materials Incorporated	158,400	3,659,832
ARM Holdings plc	132,795	2,140,664
ASM International NV	4,894	190,020
ASM Pacific Technology	46,000	478,694
ASML Holdings NV	43,275	4,140,063
Avago Technologies Limited	159,200	13,068,728
Axell Corporation	1,400	23,790
Cavium Incorporated †	112,961	6,346,149

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Chipbond Technology Corporation	155,000	$271,207
Cirrus Logic Incorporated †	127,300	3,078,114
Cree Incorporated «†	74,763	3,406,202
CSR plc	15,839	206,680
Cypress Semiconductor Corporation	301,800	3,334,890
Dainippon Screen Manufacturing Company Limited	45,000	248,690
Disco Corporation	5,400	345,139
Elan Microelectronics Corporation	82,000	140,734
Epistar Corporation	213,210	463,647
Everlight Electronics Company Limited	83,210	184,846
Fairchild Semiconductor International Incorporated †	264,682	4,645,169
Faraday Technology Corporation	527	629
Ferrotec Corporation	3,100	21,244
First Solar Incorporated †	46,000	3,205,280
Formosa Sumco Technology Corporation	12,600	15,576
GCL-Poly Energy Holdings Limited †	1,990,000	716,395
Gintech Energy Corporation †	8	8
Global Unichip Corporation	4,386	12,252
Hermes Microvision Incorporated	13,000	558,873
Himax Technologies Incorporated «	29,262	243,460
Hynix Semiconductor Incorporated †	129,467	5,796,935
Infineon Technologies AG	102,520	1,191,476
Inotera Memories Incorporated †	415,888	680,381
Integrated Device Technology Incorporated †	302,582	4,977,474
Intel Corporation	634,334	22,150,943
International Rectifier Corporation †	158,600	6,248,840
King Yuan Electronics Company Limited	341,063	312,075
Kinsus Interconnect Technology Corporation	53,582	226,765
KLA-Tencor Corporation	106,400	8,131,088
Kontron AG †	3,147	18,781
Lam Research Corporation	106,400	7,651,224
Linear Technology Corporation	159,000	7,172,490
Macronix International †	849,267	220,198
Marvell Technology Group Limited	263,600	3,666,676
Maxim Integrated Products Incorporated	183,700	5,674,493
Media Tek Incorporated	339,531	5,673,901
Megachips Corporation	3,200	43,520
Microchip Technology Incorporated	126,500	6,176,995
Microsemi Corporation †	206,800	5,509,152
Mimasu Semiconductor Industry Company Limited	600	5,386
Nanya Technology Corporation †(a)	180,688	48,964
Novatek Microelectronics Corporation Limited	119,790	615,171
NVIDIA Corporation	375,900	7,311,255
NXP Semiconductor NV †	20,074	1,375,470
ON Semiconductor Corporation †	317,100	3,094,896
Phison Electronics Corporation	34,000	246,266
PMC-Sierra Incorporated †	443,233	3,271,060
Powertech Technology Incorporated	181,914	345,077
PV Crystalox Solar plc	3,180	944
Q-Cells AG †	3,594	76

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Radiant Opto-Electronics Corporation	114,735	$495,168
Realtek Semiconductor Corporation	99,440	362,622
REC Solar ASA †	635	9,267
Renesas Electronics Corporation «†	33,400	269,974
RF Micro Devices Incorporated †	588,623	7,340,129
Richtek Technology Corporation	29,166	162,952
Rohm Company Limited	18,900	1,206,170
Samsung Electronics Company Limited	28,570	34,770,334
Sanken Electric Company Limited	24,000	199,529
Semtech Corporation †	148,500	3,869,168
Seoul Semiconductor Company Limited	9,698	279,286
Shindengen Electric Manufacturing Company Limited	9,000	59,167
Shinkawa Limited †	2,200	10,488
Shinko Electric Industries	12,800	93,498
Silicon Laboratories Incorporated †	86,265	3,910,392
Siliconware Precision Industries Company	700,471	1,021,747
Sino-American Silicon Products Incorporated	122,000	197,956
Sino-Tech International Holdings Limited †	2,700,000	16,374
Skyworks Solutions Incorporated	116,900	6,623,554
Solarworld AG †	26	466
STMicroelectronics NV	66,138	552,697
Sumco Corporation	21,800	187,734
SunEdison Incorporated †	521,431	11,487,125
Synaptics Incorporated †	76,300	6,264,230
Taiwan Semiconductor Manufacturing Company Limited	4,332,298	17,972,431
Teradyne Incorporated	429,208	8,837,393
Texas Instruments Incorporated	144,600	6,966,828
Tokyo Electron Limited	35,300	2,419,379
Tokyo Seimitsu Company Limited	7,800	130,818
Transcend Information Incorporated	68,130	229,072
ULVAC Incorporated †	9,400	126,574
United Microelectronics Corporation	2,665,301	1,217,155
Vanguard International Semiconductor Corporation	191,000	279,562
Veeco Instruments Incorporated †	83,700	2,960,469
VIA Technologies Incorporated †	485	335
Windbond Electronics Corporation †	630,000	213,931
Xinyi Solar Holdings Limited	149	44

		304,850,212

Software: 2.22%
ACI Worldwide Incorporated †	245,700	4,783,779
Activision Blizzard Incorporated	57,100	1,344,134
Ansys Incorporated †	54,945	4,467,029
Aspen Technology Incorporated †	197,502	8,115,357
Asseco Poland SA	17,110	225,965
Autodesk Incorporated †	133,798	7,176,925
AVEVA Group plc	4,997	174,709
CA Incorporated	212,500	6,001,000
Capcom Company Limited	7,500	137,681

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Software (continued)
Check Point Software Technologies Limited †	13,229	$939,524
China Mobile Games ADR †	293	5,374
Citrix Systems Incorporated †	99,600	6,997,896
Colopl Incorporated «†	5,900	249,507
CommVault Systems Incorporated †	95,100	5,243,814
Compuware Corporation	475,200	4,443,120
Concur Technologies Incorporated †	29,320	2,943,142
Constellation Software Incorporated	1,591	394,319
Dassault Systemes SA	12,602	834,543
DTS Corporation	4,200	91,432
FactSet Research Systems Incorporated «	25,141	3,202,963
Fair Isaac Corporation	78,200	4,548,894
Financial Technologies Limited	3,146	13,164
Fortinet Incorporated †	85,100	2,196,431
Fuji Soft Incorporated	4,700	112,706
Gemalto NV «	6,728	658,687
Guidewire Software Incorporated †	143,744	6,547,539
GungHo Online Entertainment Incorporated «	66,800	356,969
I-Flex Solutions Limited †	4,122	244,983
IGG Incorporated	195,000	113,477
Informatica Corporation †	67,438	2,296,601
Intuit Incorporated	63,542	5,285,424
Konami Corporation	20,000	463,069
Micro Focus International plc	14,891	215,446
Micros Systems Incorporated †	47,729	3,244,140
Microsoft Corporation	961,771	43,693,257
NCsoft Corporation	3,519	503,235
NetSuite Incorporated †	18,800	1,647,632
Nexon Company Limited	26,600	232,138
NHN Entertainment Corporation †	3,574	255,198
Nice Systems Limited	6,731	260,051
Nintendo Company Limited	22,200	2,460,147
Nippon System Development Company Limited	7,300	114,153
Open Text Corporation	11,200	629,170
Oracle Corporation (Japan)	5,800	236,359
Progress Software Corporation †	109,200	2,529,072
Qlik Technologies Incorporated †	191,600	5,408,868
Red Hat Incorporated †	112,352	6,844,484
Rovi Corporation †	200,689	4,641,937
Royalblue Group plc	2,334	88,655
Salesforce.com Incorporated †	120,468	7,118,454
SAP AG	84,470	6,570,570
ServiceNow Incorporated †	62,300	3,808,399
Software AG	6,805	175,610
SolarWinds Incorporated †	135,700	5,806,603
Solera Holdings Incorporated	42,860	2,612,746
Splunk Incorporated †	49,900	2,692,105
Square Enix Company Limited	12,400	284,838
SS&C Technologies Holdings †	138,600	6,273,036
Symantec Corporation	82,300	1,998,244

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Software (continued)
Take-Two Interactive Software Incorporated †	159,040	$3,739,030
Tecmo Koei Holdings Company Limited	8,000	121,640
Temenos Group AG	5,073	196,167
The Sage Group plc	119,600	781,707
TIBCO Software Incorporated †	95,100	1,981,884
TiVo Incorporated †	243,367	3,429,041
Trend Micro Incorporated	20,400	656,831
Tyler Technologies Incorporated †	61,524	5,479,327
Ubisoft Entertainment †	8,390	139,234
Ultimate Software Group Incorporated †	60,600	8,907,594
V1 Group Limited †	1,400	135
VMware Incorporated †	21,511	2,120,554
Workday Incorporated Class A †	19,200	1,748,544
Xero Limited †	14,012	295,352

		220,551,744

Technology Hardware, Storage & Peripherals: 2.35%
3D Systems Corporation «†	58,900	3,151,739
Acer Incorporated †	625,517	517,942
Advantech Company Limited	61,701	579,018
Apple Incorporated	1,318,416	135,137,640
ASUSTeK Computer Incorporated	185,601	1,943,531
BenQ Corporation †	171,392	87,157
Blackberry Limited †	42,015	426,990
Brother Industries Limited	49,100	951,845
Canon Incorporated	212,100	6,929,001
Canon Incorporated ADR	7	229
Catcher Technology Company Limited	156,614	1,587,596
Chicony Electronics Company Limited	115,960	380,190
Clevo Company	125,978	238,128
Compal Electronic Incorporated	929,754	827,402
Diebold Incorporated	138,836	5,271,603
Eizo Nanao Corporation	3,500	90,826
Elitegroup Computer Systems	27,076	19,611
Foxconn Technology Company Limited	271,788	681,959
Gigabyte Technology Company Limited	100,000	133,487
Hewlett-Packard Company	235,315	8,941,970
HTC Corporation †	165,691	762,199
Inventec Company Limited	871,583	685,241
Jess Link Products Company Limited	143	148
Konica Minolta Holdings Incorporated	102,000	1,120,534
Lenovo Group Limited	1,664,000	2,542,146
Lexmark International Incorporated	127,800	6,461,568
Lite-On Technology Corporation	530,525	879,460
Logitech International SA	18,355	251,918
Micro-Star International Company Limited	218	299
Mitac Holdings Corporation	183,065	158,319
NEC Corporation	500,149	1,778,607
Neopost SA	3,201	213,789

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Incorporated	78,581	$3,312,975
Pegatron Corporation	375,150	795,721
Quanta Computer Incorporated	713,766	2,015,418
Ricoh Company Limited	143,065	1,547,596
Riso Kagaku Corporation	3,700	119,842
Ritek Corporation †	159	22
SanDisk Corporation	134,000	13,126,640
Seagate Technology plc	214,007	13,392,558
Seiko Epson Corporation	29,500	1,494,209
Toshiba TEC Corporation	25,000	158,105
Wacom Company Limited «	32,000	143,938
Western Digital Corporation	136,500	14,060,865
Wincor Nixdorf AG	2,644	140,735
Wistron Corporation	533,012	624,125

		233,684,841

Materials: 5.52%

Chemicals: 2.61%
Adeka Corporation	19,600	261,471
Agrium Incorporated	14,300	1,352,273
Air Liquide SA	32,542	4,157,842
Air Products & Chemicals Incorporated	27,800	3,703,238
Air Water Incorporated	36,000	566,063
Airgas Incorporated	41,205	4,548,208
Akzo Nobel NV	23,954	1,693,006
Alent plc	23,880	139,152
Alexandria Mineral Oils Company	1,424	15,660
Arkema SA	5,927	444,760
Asahi Kasei Corporation	256,000	2,053,019
Asahi Organic Chemicals Industry Company Limited	3,000	6,632
Asian Paints Limited	59,910	616,279
BASF SE	83,164	8,555,009
Batu Kawan Bhd	35,500	220,749
Cabot Corporation	127,100	6,962,538
Castrol India Limited	27,072	156,128
Celanese Corporation Class A	102,400	6,404,096
Chemtura Corporation †	204,863	5,058,067
China Petrochemical Development Corporation	458,261	163,279
China Steel Chemical Corporation	35,000	220,137
Christian Hansen Holding AS	8,826	359,025
Chugoku Marine Paints Limited	12,000	89,846
Ciech SA	645	7,274
Clariant AG	25,999	457,648
Croda International plc	12,671	459,000
Cytec Industries Incorporated	81,975	8,446,704
Daicel Chemical Industries Limited	64,000	709,847
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	76,553
Dainippon Ink & Chemicals Incorporated	166,000	378,125
Daiso Company Limited	20,000	65,356

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Chemicals (continued)
DC Chemical Company Limited †	4,822	$691,948
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	311,250
Dow Chemical Company	160,344	8,586,421
DuluxGroup Limited	60,734	325,587
E.I. du Pont de Nemours & Company	122,391	8,091,269
Earth Chemical Company Limited	2,900	111,908
Ecolab Incorporated	57,438	6,595,031
EMS-Chemie Holdings AG	754	327,701
Eternal Chemical Company Limited	145,041	156,733
Filtrona plc	22,982	326,976
FMC Corporation	79,026	5,226,780
Formosa Chemicals & Fibre Corporation	869,495	2,164,247
Formosa Plastics Corporation	1,253,709	3,250,613
Frutarom Industries Limited	1,818	45,622
Fufeng Group Limited	200	79
Fujimori Kogyo Company Limited	3,100	95,641
Givaudan SA	717	1,190,249
Hanwha Chem Corporation	19,613	317,228
Hanwha Corporation (Korea)	11,460	341,896
Hitachi Chemical Company Limited	19,400	360,982
Honam Petrochemical Corporation	3,390	546,639
Huntsman Corporation	123,800	3,328,982
Hyosung Corporation	5,120	395,885
Incitec Pivot Limited	295,845	856,544
Indorama Ventures PCL	398,233	336,640
Ishihara Sangyo Kaisha Limited †	110,000	97,266
Israel Chemicals Limited	39,013	301,233
Johnson Matthey plc	19,624	1,028,838
JSR Corporation	39,100	679,444
K&S AG	16,172	502,756
KANEKA Corporation	60,000	354,654
Kansai Paint Company Limited	52,000	825,643
Kanto Denka Kogyo Company Limited †	6,000	24,393
Kemira Oyj	9,572	133,443
Kolon Industries Incorporated	3,691	218,777
Koninklijke DSM NV «	18,855	1,259,041
Korea Kumho Petrochemical Company	2,618	209,915
Kuraray Company Limited	67,000	833,274
Kureha Corporation	28,000	138,056
LANXESS AG	8,492	525,712
Lee Chang Yung Chemical Industry Corporation	130,692	65,804
LG Chem Limited	11,338	3,013,552
Linde AG	17,717	3,507,019
Lintec Corporation	9,300	198,970
LyondellBasell Industries NV Class A	56,000	6,403,600
Methanex Corporation «	12,000	802,354
Mexichem SAB de CV	177,979	772,251
Minerals Technologies Incorporated	76,684	4,801,952
Mitsubishi Chemical Holdings Corporation	289,200	1,442,317
Mitsubishi Gas Chemical Company Incorporated	85,000	549,810

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Chemicals (continued)
Mitsui Chemicals Incorporated	193,000	$569,475
Monsanto Company	113,108	13,080,940
Nan Ya Plastics Corporation	1,369,125	3,229,230
NewMarket Corporation	24,758	10,073,783
Nihon Nohyaku Company Limited	10,000	104,858
Nihon Parkerizing Company Limited	13,000	298,746
Nippon Chemical Industrial Company Limited †	4,000	5,997
Nippon Kayaku Company Limited	35,000	429,910
Nippon Paint Company Limited	43,000	1,063,790
Nippon Shokubai Company Limited	32,000	388,140
Nippon Soda Company Limited	28,000	147,744
Nippon Synthetic Chemical Industry Company Limited	7,000	53,823
Nippon Valqua Industries Limited	4,000	12,072
Nissan Chemical Industries Limited	33,000	595,012
Nitto Denko Corporation	31,700	1,660,483
NOF Corporation	39,000	266,885
Novozymes AS Class B	23,343	1,083,787
Nufarm Limited	40,981	164,962
Nuplex Industries Limited	34,891	89,013
OCI Materials Company Limited	682	30,537
Okamoto Industries Incorporated	14,000	53,823
Olin Corporation	176,000	4,803,040
Orica Limited	66,613	1,275,371
Oriental Union Chemical Corporation	186,626	175,447
Petkim Petrokimya Holding SA	82,074	130,620
Petronas Chemicals Group Bhd	416,600	832,671
PolyOne Corporation	204,400	8,016,568
Potash Corporation of Saskatchewan	82,800	2,908,242
PPG Industries Incorporated	31,700	6,525,762
Praxair Incorporated	66,202	8,708,873
PTT Global Chemical pcl	356,623	697,838
RPM International Incorporated	91,018	4,289,678
Sakai Chemical Industry Company Limited	33,000	101,495
Samsung Fine Chemicals Company	4,271	168,490
Sanyo Chemical Industries Limited	13,000	85,963
Scotts Miracle-Gro Company	95,292	5,501,207
Sensient Technologies Corporation	104,790	5,879,767
Shikoku Chemicals Corporation	9,000	62,540
Shin-Etsu Chemical Company Limited	74,300	4,610,321
Shin-Etsu Polymer Company Limited	3,100	17,311
Showa Denko KK	267,000	384,930
Sidi Kerir Petrochemcials Company	9,866	27,625
Sigma-Aldrich Corporation	70,944	7,378,176
Sika AG	92	347,737
Sinopec Shanghai Petrochemical Company Limited	916,000	306,119
SK Chemicals Company Limited	3,812	254,522
SK Kaken Company Limited	2,000	169,158
SKC Company Limited	4,380	147,951
Solvay SA	6,042	950,682
Stella Chemifa Corporation	600	9,100

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Chemicals (continued)
Sumida Electric	3,100	$104,431
Sumitomo Bakelite Company Limited	36,000	146,360
Sumitomo Chemical Company Limited	318,000	1,140,026
Symrise AG	9,598	512,775
Syngenta AG	8,855	3,178,174
Synthos SA	150,781	216,548
T. Hasegawa Company Limited	4,600	71,137
Taekwang Industrial Company Limited	176	225,999
Taiwan Fertilizer Company Limited	147,000	278,848
Taiyo Nippon Sanso Corporation «	61,000	548,763
Takasago International Corporation	13,000	70,220
Teijin Limited	177,000	433,803
Tenma Corporation	1,000	15,628
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited †	200	112,687
The Sherwin-Williams Company	19,700	4,296,767
Toagosei Company Limited	51,000	212,735
Tokai Carbon Company Limited	40,000	112,644
Tokuyama Corporation	66,000	218,213
Tokyo Ohka Kogyo Company Limited	9,000	243,241
Toray Industries Incorporated	319,000	2,176,540
Tosoh Corporation	116,000	479,408
Toyo Ink Manufacturing Company Limited	45,000	210,630
Toyobo Company Limited	171,000	269,537
TSRC Corporation	179,371	251,139
UBE Industries Limited Japan	191,000	323,091
Umicore SA «	12,219	591,071
Uralkali Sponsored GDR	89,041	1,603,219
USI Corporation	140,300	75,805
Valspar Corporation	50,300	4,062,228
Victrex plc	9,279	267,731
W.R. Grace & Company †	45,635	4,519,234
Wacker Chemie AG	1,172	139,196
Westlake Chemical Corporation	25,000	2,428,250
Yara International ASA	16,864	846,200
Yushiro Chemical Industry Company Limited	600	7,404
Zeon Corporation	41,000	414,945

		259,994,750

Construction Materials: 0.45%
Adelaide Brighton Limited	79,668	264,141
Ambuja Cements Limited	128,437	436,660
Anhui Conch Cement Company Limited «	341,000	1,231,992
Asia Cement Corporation	545,058	747,641
Associated Cement Companies Limited	9,386	230,868
Boral Limited	150,970	776,901
Brickworks Limited	11,048	145,488
Buzzi Unicem SpA	3,462	52,449
Cemex SAB de CV †	3,069,057	4,067,276

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Construction Materials (continued)
China Resources Cement Holdings Limited	336,369	$231,334
CRH plc	72,398	1,672,339
CSR Limited	83,020	271,378
Eagle Materials Incorporated	107,500	10,955,325
Fletcher Building Limited – Australia Exchange	8,657	66,380
Fletcher Building Limited – New Zealand Exchange	120,402	926,534
Goldsun Development & Construction Company Limited †	424,675	150,602
Grasim Industries Limited	1,616	90,477
Grasim Industries Limited GDR	2,371	132,748
Heidelbergcement AG	13,467	1,016,045
Holcim Limited	21,927	1,743,555
Imerys SA	3,080	246,136
India Cements Limited	26,354	48,969
Italcementi SpA	2,260	16,332
Italmobiliare SpA	261	6,410
James Hardie Industries NV	75,959	908,766
Lafarge Malayan Cement Bhd	55,470	179,503
Lafarge SA	17,831	1,365,913
Martin Marietta Materials Incorporated	35,117	4,598,922
Nuh Cimento Sanayi AS	6,665	29,633
PT Indocement Tunggal Prakarsa Tbk	408,500	846,858
PT Semen Gresik Persero Tbk	663,500	920,307
RHI AG	2,303	69,024
SA Des Ciments Vicat	887	64,497
Shree Cement Limited	2,671	347,278
Siam Cement PCL – Foreign Registration	31,300	431,183
Siam Cement PCL – Non-voting	36,100	497,307
Siam City Cement PCL	10,000	133,375
Suez Cement Company	4,510	25,357
Sumitomo Osaka Cement Company Limited	74,000	261,022
Taiheiyo Cement Corporation	234,000	978,327
Taiwan Cement Corporation	832,746	1,323,345
TCC International Holdings Limited	121,000	53,708
Titan Cement Company SA	5,264	140,408
Ultra Tech Cement Limited	13,699	575,694
Ultratech Cement Limited GDR	1,352	56,817
Vulcan Materials Company	81,000	5,133,780

		44,469,004

Containers & Packaging: 0.37%
Amcor Limited	243,363	2,595,639
AptarGroup Incorporated	142,582	9,146,635
Avery Dennison Corporation	63,900	3,075,507
Bemis Company Incorporated	66,014	2,689,410
Cascades Incorporated	2,512	14,578
CCL Industries Incorporated	1,924	200,557
DS Smith plc	99,241	467,904
FP Corporation	6,600	212,187
Fuji Seal International Incorporated	4,300	144,856

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Containers & Packaging (continued)
Goodpack Limited	41,000	$81,734
Huhtamaki Oyj	10,786	289,114
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	71,142
MeadWestvaco Corporation	112,700	4,846,100
Nampak Limited	117,445	469,615
Nihon Yamamura Glass Company Limited	9,000	14,273
Orora Limited	238,838	368,054
Owens-Illinois Incorporated †	106,400	3,276,056
Qualipak International Holdings Limited †	7,681	6,036
Rengo Company Limited	50,000	234,994
Rexam plc	67,076	564,576
Rock-Tenn Company Class A	90,200	4,434,232
Smurfit Kappa Group plc	16,584	376,214
Sonoco Products Company	64,839	2,668,773
Toyo Seikan Kaisha Limited	32,700	446,916

		36,695,102

Metals & Mining: 1.91%
Acerinox SA	7,768	118,909
African Minerals Limited †	22,055	11,259
African Rainbow Minerals Limited	22,497	383,132
Agnico-Eagle Mines Limited	19,266	736,761
Aichi Steel Corporation	18,000	69,547
Alacer Gold Corporation	17,005	38,630
Alamos Gold Incorporated	9,312	85,643
Alcoa Incorporated	741,300	12,312,993
Alkane Resources Limited †	26,657	5,477
Allegheny Technologies Incorporated	69,700	2,939,249
Alumina Limited †	454,301	657,656
Anglo American Platinum Limited †	11,072	459,956
Anglo American plc	133,132	3,381,593
Anglogold Ashanti Limited †	103,958	1,764,594
Antofagasta plc	33,519	437,104
ArcelorMittal	92,503	1,346,103
Arrium Limited	224,083	164,287
Asahi Holdings Incorporated	8,000	141,323
Assore Limited	7,325	216,146
Atlas Iron Limited «	163,678	87,134
AuRico Gold Incorporated	30,195	137,465
B2Gold Corporation «†	55,517	142,967
Barrick Gold Corporation	93,600	1,720,835
Beadell Resources Limited †	130,759	62,282
Bekaert SA	3,186	118,387
BHP Billiton Limited	593,407	20,322,974
BHP Billiton plc	191,237	6,055,973
Bhushan Steel Limited	8,325	13,912
BlueScope Steel Limited †	113,681	585,010
Boliden AB	25,134	398,088

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
CAP SA	15,197	$182,566
Carpenter Technology Corporation	115,300	6,310,369
Centerra Gold Incorporated	13,776	83,115
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	43	6
China Steel Corporation	3,181,348	2,745,982
Chubu Steel Plate Company Limited	2,600	13,219
Chung Hung Steel Corporation †	954	265
Cia Siderurgica Nacional SA	168,978	741,284
Cia Vale do Rio Doce	292,146	3,800,443
Cliffs Natural Resources Incorporated «	98,816	1,489,157
Coeur D’alene Mines Corporation †	225,900	1,789,128
Commercial Metals Company	255,734	4,419,084
Compania de Minas Buenaventura SA ADR	39,492	575,004
Compass Minerals International Incorporated	73,309	6,529,633
Daido Steel Company Limited	74,000	325,032
Delong Holdings Limited †	7,000	1,345
Detour Gold Corporation †	15,148	190,726
Dominion Diamond Corporation †	10,250	138,860
Dongkuk Steel Mill Company Limited	6,732	48,733
Dowa Mining Company Limited	61,000	547,004
Eastern Platinum Limited †	3,200	2,678
El Ezz Aldekhela Steel Alexandria	164	15,957
El Ezz Steel Company †	15,612	37,425
Eldorado Gold Corporation	67,207	555,680
Energy Fuels Incorporated †	1,133	8,534
Eramet †	866	95,150
Eregli Demir Ve Celik Fabrikalari Tas	398,233	773,805
Feng Hsin Iron & Steel Company	115,690	166,430
First Majestic Silver Corporation †	10,800	110,652
First Quantum Minerals Limited	56,722	1,273,415
Fortescue Metals Group Limited	304,444	1,185,679
Fosun International	246,500	302,795
Franco-Nevada Corporation	13,507	761,003
Freeport-McMoRan Copper & Gold Incorporated Class B	135,100	4,913,587
Fresnillo plc	15,690	250,579
G-Resources Group Limited †	6,447,000	173,860
Gerdau SA	32,565	155,224
Gindalbie Metals Limited «†	94,123	4,307
Glencore International plc	1,001,463	6,025,188
Gold Fields Limited	165,151	780,524
Goldcorp Incorporated	77,180	2,167,116
Golden Star Resources Limited †	13,559	6,734
Grupo Mexico SAB de CV	651,356	2,373,458
Hindalco Industries Limited	159,435	446,933
Hindalco Industries Limited GDR 144A	47,917	134,321
Hindustan Zinc Limited	43,032	117,544
Hitachi Metals Limited	39,000	664,213
Hudbay Minerals Incorporated	14,987	151,621
Hyundai Hysco Company Limited	2,309	188,327

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Metals & Mining (continued)
Hyundai Steel Company	16,472	$1,229,775
IAMGOLD Corporation †	35,249	141,670
Iluka Resources Limited	79,595	661,606
Impala Platinum Holdings Limited	122,990	1,109,836
Independence Group NL	42,669	186,103
Indophil Resources NL †	152,574	28,499
Industrias Penoles SAB de CV	28,068	714,753
Intrepid Mines Limited †	100,257	26,218
JFE Holdings Incorporated	113,092	2,286,949
Jiangxi Copper Company Limited	314,000	555,067
Jindal Steel & Power Limited	77,705	298,373
JSW Steel Limited	25,023	512,831
KGHM Polska Miedz SA	30,789	1,266,954
Kingsgate Consolidated Limited †	23,656	20,105
Kinross Gold Corporation †	113,307	448,101
Kobe Steel Limited	648,000	1,052,545
Korea Zinc Company Limited	3,251	1,348,238
Koza Altin Isletmeleri AS	13,742	147,815
Kumba Iron Ore Limited «	16,043	479,053
Kurimoto Limited	22,000	52,016
Kyoei Steel Limited	5,200	96,308
Labrador Iron Ore Royalty Company	2,785	76,816
Lonmin plc †	59,315	226,288
Lundin Mining Corporation †	45,155	241,702
Lynas Corporation Limited «†	320,009	47,820
Major Drilling Group International	4,509	33,839
Maruichi Steel Tube Limited	15,900	422,390
Mechel ADR †	11,200	19,152
Medusa Mining Limited †	33,903	38,313
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †(a)	33,385	921
Midas Holdings Limited	65,000	20,295
Mincor Resources NL	16,028	9,730
Minera Frisco SAB de CV †	130,377	263,311
Mineral Deposit Limited †	6,406	9,214
Mining & Metallurgical Company Norilsk Nickel ADR	187,999	3,679,140
Mitsubishi Materials Corporation	252,000	850,132
Mitsubishi Steel Manufacturing Company Limited	27,000	60,464
Mitsui Mining & Smelting Company Limited	112,000	344,466
Mongolian Mining Corporation †	163,500	12,869
Mytilineos Holdings SA †	1,209	9,817
Nakayama Steel Works Limited †	14,000	11,168
Nakornthai Strip Mill plc †(a)	5,418,300	10,178
National Aluminum Company Limited	36,556	34,038
Neturen Company Limited	6,900	50,070
Nevsun Resources Limited	18,400	76,152
New Gold Incorporated †	45,386	293,446
Newcrest Mining Limited †	147,150	1,555,716
Newmont Mining Corporation	60,364	1,635,261
Nippon Denko Company Limited	10,000	26,431

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Nippon Light Metal Holdings Company Limited	103,200	$164,652
Nippon Steel Corporation	1,757,000	4,971,510
Nisshin Steel Holdings Company Limited	17,264	183,517
Nittetsu Mining Company Limited	12,000	52,593
NMDC Limited	207,319	579,284
Norddeutsche Affinerie AG	3,804	186,885
Norsk Hydro ASA	97,893	574,917
Northern Dynasty Minerals †	2,200	1,477
NovaCopper Incorporated †	2,136	2,534
NovaGold Resources Incorporated †	12,820	50,582
Novolipet Steel GDR Register Shares	18,613	266,166
Nucor Corporation	38,100	2,069,592
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	10,639
Osisko Gold Royalties Limited †	3,915	54,154
Outokumpu Oyj †	8,348	64,497
OZ Minerals Limited	56,980	228,299
Pacific Metals Company Limited †	27,000	113,922
Pan American Silver Corporation	16,145	231,640
Pan Australian Resources Limited	81,991	175,358
Petropavlovsk plc †	9,120	6,132
Philex Mining Corporation	24	6
Pilot Gold Incorporated †	4,936	5,902
Polyus Gold International Limited †	110,465	347,063
POSCO	17,885	5,891,405
PT Aneka Tambang Tbk	74	8
PT International Nickel Indonesia Tbk	380,928	136,121
Randgold Resources Limited	8,613	727,098
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	146,268
Reliance Steel & Aluminum Company	49,200	3,440,064
Resolute Mining Limited †	139,174	74,090
Rio Tinto Limited	84,701	4,954,441
Rio Tinto plc	111,153	5,929,895
Royal Gold Incorporated	38,585	2,999,984
Sally Malay Mining Limited †	21,272	15,794
Salzgitter AG	2,771	103,476
Sandfire Resources NL †	24,651	145,965
Sanyo Special Steel Company Limited	26,000	106,954
Seabridge Gold Incorporated †	2,100	24,509
Semafo Incorporated †	21,405	95,282
Sesa Sterlite Limited	301,698	1,377,976
Sherritt International Corporation	27,940	109,725
Silver Standard Resources Incorporated †	5,023	47,167
Silver Wheaton Corporation	32,641	815,350
Silvercorp Metals Incorporated	13,691	25,183
Sims Group Limited †	28,188	316,967
Sociedad Minera Cerro Verde SA †	3,244	77,888
Sociedad Minera El Brocal SA †	3,920	19,018
Southern Copper Corporation	19,708	646,619

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Metals & Mining (continued)
SSAB Svenskt Stal AB Class A †	20,546	$190,049
SSAB Svenskt Stal AB Class B †	4,150	34,498
St. Barbara Limited †	67,401	6,610
Steel Authority of India Limited	105,948	141,514
Steel Dynamics Incorporated	142,500	3,311,700
Straits Resources Limited †	76,749	502
Sumitomo Metal Mining Company Limited	106,000	1,608,160
Sumitomo Titanium Corporation	3,700	89,971
Talvivaara Mining Company plc «†	152,775	12,084
Taseko Mines Limited †	8,732	19,114
Tata Steel Limited	48,920	413,700
Teck Cominco Incorporated Limited	45,708	1,037,920
Teranga Gold Corporation †	13,496	10,651
Thompson Creek Metals Company Incorporated †	6,878	19,800
Thyssenkrupp AG †	36,326	1,008,308
TimkenSteel Corporation	25,600	1,223,168
Toho Titanium Company Limited †	7,700	56,763
Toho Zinc Company Limited	26,000	110,452
Tokyo Steel Manufacturing Company Limited	16,100	92,225
Ton Yi Industrial Corporation	243,350	186,438
Topy Industries Limited	36,000	69,547
Trans Hex Group Limited †	3,465	1,072
Tung Ho Steel Enterprise Corporation	217,962	183,030
Turquoise Hill Resources Limited †	57,728	194,320
Tycoons Worldwide Groups Thailand PCL †	54,500	7,405
United States Steel Corporation	93,400	3,609,910
Vedanta Resources plc	10,041	168,529
Viohalco SA †	1,430	7,798
Voestalpine AG	9,874	423,599
Worthington Industries Incorporated	110,319	4,461,300
Yamana Gold Incorporated	78,246	666,383
Yamato Kogyo Company Limited	10,800	357,076
Yieh Phui Enterprise	474,022	154,622
Yodogawa Steel Works Limited	31,000	133,481
Young Poong Corporation	239	328,347
Zhidao International Holding †	102,000	6,054
Zijin Mining Group Company Limited Class H	1,339,000	349,002
ZPH Stalprodukt SA	374	26,273

		190,700,980

Paper & Forest Products: 0.18%
Ahlstrom Oyj	1,791	18,097
Canfor Corporation †	8,208	190,385
China Sandi Holdings Limited †	181,900	11,735
Chuetsu Pulp & Paper Company Limited	4,000	7,035
Compania Manufacturera De Papeles y Cartones SA	308,967	779,263
Daio Paper Corporation	22,000	195,800
Domtar Corporation	142,200	5,302,638
Fibria Celulose SA †	50,315	523,267

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Paper & Forest Products (continued)
Gunns Limited †(a)	59,667	$0
Hokuetsu Paper Mills Limited	29,500	130,991
Holmen AB Class B	6,246	199,196
International Paper Company	58,300	2,824,635
Mitsubishi Paper Mills Limited †	65,000	56,226
Mondi plc	33,273	570,611
Munksjo Oyj	989	10,266
Nippon Paper Industries Company Limited	22,300	359,646
OJI Paper Company Limited	192,000	780,585
Resolute Forest Products Incorporated †	211,415	3,634,224
Stora Enso Oyj	69,844	607,986
Tokushu Tokai Holdings Company Limited	24,000	62,050
UPM-Kymmene Oyj	55,974	840,643
West Fraser Timber Company Limited	6,150	311,375
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	197,995

		17,614,649

Telecommunication Services: 2.43%

Diversified Telecommunication Services: 1.33%
AT&T Incorporated	661,498	23,125,970
BCE Incorporated «	24,500	1,102,984
Belgacom SA	15,466	551,425
Bell Aliant Incorporated	11,577	328,475
Bezeq Israeli Telecommunication Corporation Limited	178,458	337,295
BT Group plc	688,824	4,425,545
Cable & Wireless Communication plc	241,619	198,717
CenturyLink Incorporated	74,771	3,064,863
China Telecom Corporation Limited	3,640,000	2,249,740
China Unicom Limited	1,183,688	2,110,769
Chorus Limited	60,850	89,326
Chunghwa Telecom Company Limited	985,602	3,063,262
Citic 1616 Holdings Limited	481	193
Colt Telecom Group SA †	85,344	207,850
Deutsche Telekom AG	279,410	4,177,948
Elisa Oyj	17,138	466,583
France Telecom SA	201,914	3,056,312
Frontier Communications Corporation «	640,141	4,352,959
Hellenic Telecommunications Organization SA †	21,810	311,791
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	425,364	503,847
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	85,228
Iliad SA	1,823	400,499
Inmarsat plc	40,614	472,315
KT Corporation	30,161	1,041,111
Level 3 Communications Incorporated †	99,844	4,488,986
LG Telecom Limited	51,939	560,907
Mahanagar Telephone Nigam Limited †	8,074	3,852
Manitoba Telecom Services Incorporated	5,945	168,842
Nippon Telegraph & Telephone Corporation	69,400	4,655,793
PCCW Limited	819,477	521,290

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Portugal Telecom SGPS SA «	69,503	$145,296
PT Telekomunikasi Indonesia Tbk	11,182,500	2,547,669
PT Xl Axiata Tbk	521,500	265,264
Rostelecom Sponsored ADR «	8,973	143,696
Royal KPN NV †	274,617	911,103
Shin Satellite PCL	188,600	233,240
Singapore Telecommunications Limited	1,333,100	4,151,763
SK Broadband Company Limited †	33,822	121,085
Swisscom AG	2,129	1,236,051
TalkTalk Telecom Group plc	57,843	290,293
Tata Communications Limited	3,567	22,091
TDC AS	45,035	386,566
Telecom Corporation of New Zealand Limited	191,402	469,888
Telecom Egypt Company	36,313	73,184
Telecom Italia SpA †	885,010	1,018,083
Telecom Italia SpA RSP	592,709	545,153
Telecom Malaysia Bhd	408,822	824,907
Telefonica Brasil SA	6,724	125,829
Telefonica SA	366,744	5,816,331
Telekom Austria AG	23,473	219,598
Telekomunikacja Polska SA	132,850	445,467
Telenor ASA	70,077	1,606,651
Teliasonera AB	206,312	1,505,442
Telstra Corporation Limited	833,616	4,328,770
Telus Corporation	19,486	710,586
Tiscali SpA †	588	41
True Corporation PCL †	679,867	238,400
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	340,067
tw telecom incorporated †	90,771	3,724,788
Verizon Communications Incorporated	528,237	26,316,767
Vivendi SA	113,848	2,961,145
Windstream Holdings Incorporated «	380,335	4,297,786

		132,147,677

Wireless Telecommunication Services: 1.10%
Advanced Info Service PCL - Foreign Register	241,600	1,580,914
America Movil SAB de CV Class A	22,794	27,715
America Movil SAB de CV Class L	10,398,636	12,778,869
Bharti Airtel Limited	253,598	1,545,493
Cellcom Israel Limited	6,225	72,899
China Mobile Limited	1,272,500	15,828,156
Digi.com Bhd	598,500	1,088,009
Empresa Nacional de Telecomunicaciones SA	22,604	261,767
Far Eastone Telecommunications Company Limited	361,722	770,870
Freenet AG	9,566	255,658
Global Telecom Holding †	313,006	236,832
Globe Telecom Incorporated	8,330	343,899
Idea Cellular Limited	166,212	443,469

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Wireless Telecommunication Services (continued)
Intouch Holdings PCL	137,100	$295,104
KDDI Corporation	101,200	5,834,964
Maxis Bhd	514,200	1,068,531
MegaFon OAO	22,517	637,231
Millicom International Cellular SA	6,159	552,078
Mobile Telesystems ADR	125,100	2,308,095
Mobilone Limited	94,400	287,194
MTN Group Limited	363,524	8,215,054
NTT DoCoMo Incorporated	258,300	4,464,920
Okinawa Cellular Telephone Company	2,400	66,986
Orascom Telecom Media & Technology Holding SAE †	313,006	54,721
Partner Communications Company Limited †	5,768	41,584
Philippine Long Distance Telephone Company	18,020	1,425,895
PT Indonesian Satellite Corporation Tbk †	241,500	79,072
Reliance Communications Limited	99,697	190,588
Reliance Communications Limited GDR 144A	32,828	62,757
Rogers Communications Incorporated «	35,000	1,426,653
SBA Communications Corporation Class A †	76,113	8,394,503
Sistema JSFC Sponsored GDR – London Exchanges	46,976	1,068,704
SK Telecom Company Limited	10,256	2,761,367
SmarTone Telecommunications Holding Limited	52,289	77,185
SoftBank Corporation	177,645	12,815,641
Sprint Corporation †	113,174	634,906
StarHub Limited	109,000	362,155
Taiwan Mobile Company Limited	434,202	1,384,368
Tata Teleservices Maharashtra Limited †	30,393	5,535
Tele2 AB Class B	29,579	367,979
Telephone & Data Systems Incorporated	221,659	5,838,498
Tim Participacoes SA	177,415	994,665
TM International SDN Bhd	889,150	1,954,889
Total Access Group Incorporated	81,100	271,688
Turkcell Iletisim Hizmetleri AS †	179,299	1,049,333
VimpelCom Limited ADR	49,963	425,685
Vodacom Group Proprietary Limited	70,753	851,391
Vodafone Group plc	2,345,938	8,052,107

		109,556,576

Utilities: 3.90%

Electric Utilities: 1.60%
Acciona SA †	2,541	203,263
ALLETE Incorporated	80,232	3,904,891
American Electric Power Company Incorporated	64,098	3,442,063
AusNet Services	324,913	429,385
CEZ AS	37,756	1,095,556
Cheung Kong Infrastructure Holdings Limited	104,000	750,808
Chubu Electric Power Company Incorporated †	139,500	1,610,930
Cleco Corporation	132,626	7,482,759
CLP Holdings Limited	370,000	3,131,851
Companhia Energetica de Minas Gerais	22,649	192,241

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Electric Utilities (continued)
Companhia General de Electricidad SA	82,344	$385,926
Contact Energy Limited	63,825	296,295
CPFL Energia SA	47,500	479,350
Duke Energy Corporation	93,550	6,921,765
Edison International	39,968	2,363,708
El Paso Electric Company	92,100	3,623,214
Electricite de France SA	26,434	859,467
Emera Incorporated «	12,523	395,972
Endesa SA	7,520	279,333
Enea SA	23,564	110,355
Enel SpA	620,103	3,280,322
Energias de Portugal SA	245,535	1,188,535
Enersis SA	4,350,024	1,477,760
Entergy Corporation	114,339	8,850,982
EVN AG	581	7,863
Exelon Corporation	113,371	3,788,859
FirstEnergy Corporation	50,146	1,716,999
Fortis Incorporated (Canada) «	18,274	563,363
Fortum Oyj	40,768	1,023,132
Great Plains Energy Incorporated	108,346	2,781,242
Hawaiian Electric Industries Incorporated «	218,484	5,547,309
Hokkaido Electric Power Company Incorporated †	37,200	321,069
Hokuriku Electric Power Company	36,400	471,246
Iberdrola SA	501,703	3,681,703
IDACORP Incorporated	110,163	6,248,445
Infratil Limited	115,574	233,463
ITC Holdings Corporation	98,136	3,665,380
Japan Wind Development Company Limited †	1,200	6,643
Kansai Electric Power Company Incorporated †	155,000	1,417,786
Korea Electric Power Corporation	66,574	2,770,771
Kyushu Electric Power Company Incorporated †	91,000	923,600
Manila Electric Company	51,050	296,699
Nextera Energy Incorporated	56,611	5,573,353
Northeast Utilities	198,684	9,117,609
OGE Energy Corporation	127,196	4,772,394
Pepco Holdings Incorporated	159,488	4,395,489
Pinnacle West Capital Corporation	69,904	3,981,033
PNM Resources Incorporated	174,837	4,582,478
Polska Grupa Energetyczna SA «	151,828	1,033,850
Portland General Electric Company	165,853	5,716,953
Power Assets Holdings Limited	249,105	2,269,252
Power Grid Corporation of India Limited	231,455	492,815
PPL Corporation	83,366	2,886,965
Public Power Corporation SA †	10,093	146,542
Red Electrica Corporation SA	10,670	898,532
Reliance Energy Limited	32,954	379,775
Romande Energie Holding SA	7	8,235
Scottish & Southern Energy plc	91,779	2,312,930
Shikoku Electric Power Company Incorporated †	39,900	489,714
Spark Infrastructure Group	222,795	409,916

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Electric Utilities (continued)
Tata Power Company Limited	384,258	$548,397
Tauron Polska Energia SA «	210,484	327,921
Tenaga Nasional Bhd	587,437	2,307,256
Terna SpA	126,682	652,499
The Chugoku Electric Power Company Incorporated	58,500	771,416
The Okinawa Electric Power Company Incorporated	2,600	84,588
The Southern Company	115,238	5,116,567
Tohoku Electric Power Company Incorporated	96,600	1,066,783
Tokyo Electric Power Company Incorporated †	157,300	568,454
Trustpower Limited	3,817	21,934
UIL Holdings Corporation	126,100	4,697,225
Westar Energy Incorporated	87,113	3,217,083
Xcel Energy Incorporated	72,738	2,331,253

		159,401,514

Gas Utilities: 0.73%
AGL Resources Incorporated	75,869	4,044,576
APA Group	152,734	1,105,506
Atmos Energy Corporation	216,046	10,923,286
Aygaz AS	12,972	57,613
China Gas Holdings Limited	654,000	1,164,534
China Resources Gas Group Limited	210,000	611,028
Enagas SA	21,486	716,234
Envestra Limited	159,835	197,793
Gail India Limited	63,415	463,385
Gas Natural SDG SA	33,541	1,028,401
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	20,804
Hong Kong & China Gas Company Limited	1,202,788	2,728,371
Korea Gas Corporation †	5,695	316,779
National Fuel Gas Company	53,600	4,097,184
New Jersey Resources Corporation	93,400	4,878,282
Northwest Natural Gas Company	58,936	2,679,231
ONE Gas Incorporated	118,661	4,441,481
Osaka Gas Company Limited	387,000	1,591,965
Petronas Gas Bhd	91,700	663,312
Piedmont Natural Gas Company «	166,590	6,230,466
PT Perusahaan Gas Negara Persero Tbk	2,360,000	1,170,165
Questar Corporation	112,303	2,640,244
Rubis SCA	4,759	287,079
Saibu Gas Company Limited	65,000	165,553
Shizuoka Gas Company Limited	11,500	76,155
SNAM Rete Gas SpA	157,963	918,641
Southwest Gas Corporation	101,607	5,304,901
Superior Plus Corporation «	9,992	136,376
Toho Gas Company Limited	93,000	535,413
Tokyo Gas Company Limited	463,000	2,629,504
Towngas China Company Limited	127,000	135,357
UGI Corporation	78,239	4,145,102
WGL Holdings Incorporated	113,455	4,934,158

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name	Shares	Value

Gas Utilities (continued)
Xinao Gas Holdings Limited	136,000	$960,768

		71,999,647

Independent Power & Renewable Electricity Producers: 0.24%
Aboitiz Power Corporation	386,100	332,081
Adani Power Limited †	93,197	72,493
AES Gener SA	472,711	243,300
Babcock & Brown Wind Partners †	70,286	15,098
China Longyuan Power Group	771,000	833,669
China Renewable Energy Investment Limited †	15,871	666
China Resources Power Holdings Company	464,600	1,405,781
Colbun SA	1,637,920	427,680
Datang International Power Generation Company Limited	804,000	446,087
Drax Group plc	35,738	372,299
Dynegy Incorporated †	208,201	6,804,009
EDP Renovaveis SA	9,632	69,671
Electric Power Development Company	27,200	891,460
Electricity Generating PCL	29,800	159,076
Empresa Nacional de Electricidad SA (Chile)	742,709	1,142,366
Enel Green Power SpA	152,321	420,299
Etrion Corporation †	2,567	1,227
Glow Energy PCL	31,600	86,569
Huaneng Power International Incorporated	748,000	899,525
Indiabulls Infrastructure & Power Limited †	128,891	10,196
Neyveli Lignite Corporation Limited	4,901	6,958
NHPC Limited	186,049	66,380
NRG Energy Incorporated	219,789	6,765,105
NTPC Limited	479,483	1,085,711
PNOC Energy Development Corporation	1,562,250	260,494
Ratchaburi Electricity Generating Holding PCL ADR	20,700	37,751
Reliance Power Limited †	138,060	169,617
Sechilienne SA	480	12,172
Tractebel Energia SA	31,629	529,999
Transalta Corporation «	24,700	284,869

		23,852,608

Multi-Utilities: 1.20%
ACEA SpA	1,765	23,933
AEM SpA	134,739	147,563
AGL Energy Limited	123,953	1,632,299
Alliant Energy Corporation	71,118	4,159,692
Ameren Corporation	155,006	6,198,690
ATCO Limited	8,258	355,368
Avista Corporation	131,420	4,265,893
Black Hills Corporation	97,042	5,214,067
Canadian Utilities Limited Class A	11,598	417,498
Canadian Utilities Limited Class B	516	18,560
CenterPoint Energy Incorporated	274,910	6,828,764
Centrica plc	497,567	2,638,359

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Shares	Value

Multi-Utilities (continued)
CMS Energy Corporation	177,621	$5,424,545
Consolidated Edison Incorporated	35,115	2,032,807
Dominion Resources Incorporated	75,486	5,300,627
DTE Energy Company	111,174	8,699,366
Duet Group	258,336	588,706
E.ON SE	187,516	3,407,527
GDF Suez	147,526	3,633,564
Hera SpA	43,571	122,401
Integrys Energy Group Incorporated	50,732	3,444,195
Just Energy Group Incorporated «	8,403	49,925
MDU Resources Group Incorporated	121,103	3,791,735
National Grid plc	359,866	5,370,911
NiSource Incorporated	200,183	7,941,260
Northwestern Corporation	85,431	4,124,609
PG&E Corporation	59,065	2,745,341
Public Service Enterprise Group Incorporated	72,602	2,714,589
RWE AG	45,697	1,788,098
SCANA Corporation	89,457	4,646,397
Sempra Energy	29,909	3,169,457
Suez Environnement Company SA	28,095	517,923
TECO Energy Incorporated	144,064	2,607,558
Vector Limited	28,886	64,753
Vectren Corporation	180,737	7,451,787
Veolia Environnement SA	45,364	832,994
Wisconsin Energy Corporation «	146,726	6,651,090
YTL Corporation Bhd	985,009	506,255
YTL Power International Bhd	429,768	203,158

		119,732,264

Water Utilities: 0.13%
Aguas Andinas SA Class A	613,482	383,714
American Water Works Company Incorporated	113,978	5,768,427
Aqua America Incorporated	112,812	2,821,428
Companhia de Saneamento Basico do Estado de Sao Paulo	77,100	736,730
Guangdong Investment Limited	564,000	681,890
Hyflux Limited	81,500	74,711
Pennon Group plc	35,570	480,384
Puncak Niaga Holdings Bhd †	13,700	14,561
Severn Trent plc	25,380	819,518
United Utilities Group plc	65,169	948,786

		12,730,149

Total Common Stocks (Cost $6,669,047,680)		9,536,396,041

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Dividend yield	Shares	Value

Preferred Stocks: 0.65%

Consumer Discretionary: 0.08%

Automobiles: 0.07%
Bayerische Motoren Werke AG ±	3.75%	4,593	$439,225
Hyundai Motor Company ±	1.25	9,019	1,396,502
Hyundai Motor Company ±	1.28	5,939	878,594
Porsche AG ±	3.00	14,496	1,319,006
Volkswagen AG ±	2.48	13,751	3,086,939

			7,120,266

Media: 0.00%
Zee Entertainment Enterprises Limited	6.00	2,153,319	29,099

Multiline Retail: 0.01%
Lojas Americanas SA ±	1.06	122,250	865,061

Consumer Staples: 0.03%

Beverages: 0.00%
ITO EN Limited ±	2.76	4,600	79,625

Food & Staples Retailing: 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	0.88	22,278	1,133,755

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.60	17,027	1,785,336

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Petroleo Brasileiro SA ±	4.20	951,758	9,927,876
Surgutneftegaz SP ADR «±	9.01	269,016	1,936,915

			11,864,791

Financials: 0.25%

Banks: 0.25%
Banco Bradesco SA ±	2.42	488,700	8,916,019
Banco Itau Holding Financeira SA ±	2.70	640,123	11,541,373
Investimentos Itau SA ±	3.30	914,359	4,452,318
Shinkin Central Bank ±	3.28	138	268,055

			25,177,765

Capital Markets: 0.00%
Hyundai Securities Company Limited ±	6.86	6,105	46,422

Insurance: 0.00%
Unipol Gruppo Finanziario SpA ±	4.97	185	927

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00	612	378

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name	Dividend yield		Shares	Value

Information Technology: 0.05%

Semiconductors & Semiconductor Equipment: 0.05%
Samsung Electronics Company Limited ±	1.35%		5,235	$5,266,236

Materials: 0.09%

Chemicals: 0.02%
Braskem SA ±	4.06		30,900	210,509
Fuchs Petrolub AG ±	2.36		6,432	264,146
LG Chem Limited ±	2.21		1,978	344,314
Sociedad Quimica y Minera de Chile SA Class B ±	3.60		23,458	644,979

				1,463,948

Metals & Mining: 0.07%
Gerdau SA ±	1.97		263,802	1,527,306
Metalurgica Gerdau SA ±	2.59		24,537	173,847
Vale SA ±	6.97		466,530	5,412,457

				7,113,610

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Telefonica Brasil SA ±	7.53		65,756	1,405,595

Utilities: 0.02%

Electric Utilities: 0.02%
Companhia Energetica de Minas Gerais ±	4.70		167,349	1,432,391

Multi-Utilities: 0.00%
RWE AG ±	4.51		3,735	114,543

Total Preferred Stocks (Cost $60,752,699)				64,899,748

		Expiration date

Rights: 0.00%

Consumer Staples: 0.00%

Food Products: 0.00%
China Culiangwang Beverages Holdings Limited †(a)		9-12-2014	24,000	449

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
PT Bumi Resources Tbk †(a)		9-2-2014	7,150,704	611

Financials: 0.00%

Banks: 0.00%
Oversea-Chinese Banking Corporation Limited †(a)		9-2-2014	60,210	113,303

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	101

Security name	Expiration date	Shares	Value

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)	9-2-2014	1,885	$0

Information Technology: 0.00%

Software: 0.00%
Constellation Software Incorporated †	9-2-2014	1,591	812

Total Rights (Cost $8,021)			115,175

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Peugeot SA †	4-29-2017	32,389	68,603

Media: 0.00%
Seat Pagine Gialle SpA †(a)	9-2-2014	259	0
Yellow Media Limited †	12-20-2022	128	453

			453

Consumer Staples: 0.00%

Food Products: 0.00%
Kulim Malaysia Bhd †	2-27-2016	8,450	2,252

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †	11-15-2017	44,637	4,744

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †	12-31-2015	3,641	794

Financials: 0.00%

Real Estate Management & Development: 0.00%
Africa Israel Investments Limited †	3-31-2015	92	7
Sinarmas Land Limited †	11-18-2015	42,500	14,971
Sun Hung Kai Properties Limited †	4-22-2016	24,189	59,614

			74,592

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
Golden Meditech Holdings Limited †		5,605	137

Industrials: 0.00%

Construction & Engineering: 0.00%
Malaysian Resources Corporation Bhd †	9-16-2018	88,483	7,720
Power Line Engineering PCL †(a)	10-20-2015	122,200	1,224

			8,944

102	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2014 (unaudited)

Security name		Expiration date	Shares	Value

Materials: 0.00%

Chemicals: 0.00%
Indorama Ventures PCL †(a)		8-24-2017	39,823	$0
Indorama Ventures PCL †(a)		8-24-2018	30,633	0

				0

Metals & Mining: 0.00%
Kinross Gold Corporation †		9-17-2014	1,456	7

Utilities: 0.00%

Water Utilities: 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	1,021

Total Warrants (Cost $140,398)				161,547

	Yield
Short-Term Investments: 5.17%

Investment Companies: 5.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		280,013,775	280,013,775
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)	0.11		233,979,502	233,979,502

Total Short-Term Investments (Cost $513,993,277)				513,993,277

Total investments in securities (Cost $7,243,942,075) *	101.66%	10,115,565,788
Other assets and liabilities, net	(1.66)	(165,620,090)

Total net assets	100.00%	$9,949,945,698

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	103

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,309,245,558 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,138,047,515
Gross unrealized losses	(331,727,285)

Net unrealized gains	$2,806,320,230

The following table shows percent of total long-term investments by geographic locations as of August 31, 2014 (unaudited):

United States	64.61%
Japan	7.03
United Kingdom	3.14
Australia	2.27
South Korea	1.86
Canada	1.68
China	1.56
Switzerland	1.38
Taiwan	1.35
France	1.31
Germany	1.16
Brazil	1.09
Bermuda	1.08
Ireland	1.04
Other	9.44

100.00%

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 27, 2014

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: October 27, 2014